UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04041

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Shareholder Reports.

(a)	The Report to Shareholders is attached herewith.

Semi-Annual Report
June 30, 2023
State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Semi-Annual Report
June 30, 2023 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street S&P 500 Index V.I.S. Fund
Fund Information — June 30, 2023 (Unaudited)
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street S&P 500 Index V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
State Street S&P 500 Index V.I.S. Fund	1

State Street S&P 500 Index V.I.S. Fund
Fund Information, continued — June 30, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $166,905 (in thousands) as of June 30, 2023 (a)(b)
Top Ten Largest Holdings
as of June 30, 2023 (as a % of Fair Value) (a)(b)
Apple, Inc.	7.48%
Microsoft Corp.	6.59%
Amazon.com, Inc.	3.02%
NVIDIA Corp.	2.72%
Alphabet, Inc., Class A	1.85%
Tesla, Inc.	1.83%
Meta Platforms, Inc., Class A	1.66%
Alphabet, Inc., Class C	1.60%
Berkshire Hathaway, Inc., Class B	1.58%
UnitedHealth Group, Inc.	1.17%

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional Liquid Reserve Fund, Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
2	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Understanding Your Fund’s Expenses — June 30, 2023 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value January 1, 2023	$1,000.00	$1,000.00
Ending Account value June 30, 2023	$1,167.00	$1,023.20
Expenses Paid During Period*	$ 1.72	$ 1.61
*	Expenses are equal to the Fund's annualized expense ratio of 0.32% (for the period January 1, 2023 - June 30, 2023), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

State Street S&P 500 Index V.I.S. Fund	3

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 96.7% †
Advertising - 0.1%
Interpublic Group of Cos., Inc.	1,662	$ 64,120
Omnicom Group, Inc.	814	77,452
		141,572
Aerospace & Defense - 1.6%
Axon Enterprise, Inc. (a)	300	58,536
Boeing Co. (a)	2,418	510,585
General Dynamics Corp.	999	214,935
Howmet Aerospace, Inc.	1,436	71,168
Huntington Ingalls Industries, Inc.	200	45,520
L3Harris Technologies, Inc.	842	164,838
Lockheed Martin Corp.	984	453,014
Northrop Grumman Corp.	595	271,201
Raytheon Technologies Corp.	6,357	622,732
Textron, Inc.	1,023	69,185
TransDigm Group, Inc.	217	194,035
		2,675,749
Agricultural & Farm Machinery - 0.3%
Deere & Co.	1,171	474,478
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co. (b)	2,287	172,806
Bunge Ltd.	700	66,045
		238,851
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	552	52,081
Expeditors International of Washington, Inc.	713	86,366
FedEx Corp.	1,036	256,824
United Parcel Service, Inc., Class B	3,156	565,713
		960,984
Apparel Retail - 0.4%
Ross Stores, Inc.	1,479	165,840
TJX Cos., Inc.	5,014	425,137
		590,977
Apparel, Accessories & Luxury Goods - 0.1%
Ralph Lauren Corp.	170	20,961
Tapestry, Inc.	1,189	50,889
VF Corp.	1,441	27,509
		99,359
	Number of Shares	Fair Value
Application Software - 2.3%
Adobe, Inc. (a)(b)	1,989	$ 972,601
ANSYS, Inc. (a)	358	118,237
Autodesk, Inc. (a)	963	197,039
Cadence Design Systems, Inc. (a)	1,224	287,052
Fair Isaac Corp. (a)	100	80,921
Intuit, Inc.	1,216	557,159
PTC, Inc. (a)	500	71,150
Roper Technologies, Inc.	430	206,744
Salesforce, Inc. (a)	4,289	906,094
Synopsys, Inc. (a)	682	296,950
Tyler Technologies, Inc. (a)	200	83,294
		3,777,241
Asset Management & Custody Banks - 0.7%
Ameriprise Financial, Inc.	475	157,776
Bank of New York Mellon Corp.	3,217	143,221
BlackRock, Inc.	657	454,079
Franklin Resources, Inc.	1,491	39,825
Invesco Ltd.	1,674	28,140
Northern Trust Corp.	920	68,209
State Street Corp. (c)	1,468	107,428
T Rowe Price Group, Inc.	928	103,954
		1,102,632
Automobile Manufacturers - 2.1%
Ford Motor Co.	17,533	265,274
General Motors Co.	6,122	236,065
Tesla, Inc. (a)	11,683	3,058,259
		3,559,598
Automotive Parts & Equipment - 0.1%
Aptiv PLC (a)	1,165	118,935
BorgWarner, Inc.	863	42,209
		161,144
Automotive Retail - 0.3%
Advance Auto Parts, Inc. (b)	304	21,371
AutoZone, Inc. (a)	81	201,962
CarMax, Inc. (a)	678	56,749
O'Reilly Automotive, Inc. (a)	279	266,529
		546,611
Biotechnology - 1.8%
AbbVie, Inc.	7,645	1,030,011
Amgen, Inc.	2,306	511,978

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Biogen, Inc. (a)	625	$ 178,031
Gilead Sciences, Inc.	5,394	415,716
Incyte Corp. (a)	768	47,808
Moderna, Inc. (a)	1,415	171,922
Regeneron Pharmaceuticals, Inc. (a)	466	334,840
Vertex Pharmaceuticals, Inc. (a)	1,117	393,083
		3,083,389
Brewers - 0.0%*
Molson Coors Beverage Co., Class B	810	53,330
Broadcasting - 0.1%
Fox Corp., Class A	1,167	39,678
Fox Corp., Class B	740	23,598
Paramount Global, Class B	2,036	32,393
		95,669
Broadline Retail - 3.1%
Amazon.com, Inc. (a)(b)	38,714	5,046,757
eBay, Inc.	2,497	111,591
Etsy, Inc. (a)	600	50,766
		5,209,114
Building Products - 0.4%
A O Smith Corp. (b)	607	44,177
Allegion PLC	398	47,768
Carrier Global Corp.	3,467	172,345
Johnson Controls International PLC	3,122	212,733
Masco Corp.	1,006	57,724
Trane Technologies PLC	977	186,861
		721,608
Cable & Satellite - 0.6%
Charter Communications, Inc., Class A (a)	454	166,786
Comcast Corp., Class A	18,264	758,869
DISH Network Corp., Class A (a)	1,098	7,236
		932,891
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	354	64,085
	Number of Shares	Fair Value
Old Dominion Freight Line, Inc.	378	$ 139,765
		203,850
Casinos & Gaming - 0.1%
Caesars Entertainment, Inc. (a)	1,071	54,589
Las Vegas Sands Corp. (a)	1,425	82,650
MGM Resorts International	1,217	53,451
Wynn Resorts Ltd.	481	50,798
		241,488
Commodity Chemicals - 0.2%
Dow, Inc.	3,126	166,491
LyondellBasell Industries NV, Class A	1,039	95,411
		261,902
Communications Equipment - 0.8%
Arista Networks, Inc. (a)(b)	1,036	167,894
Cisco Systems, Inc.	17,960	929,250
F5, Inc. (a)	311	45,487
Juniper Networks, Inc.	1,508	47,246
Motorola Solutions, Inc.	715	209,695
		1,399,572
Computer & Electronics Retail - 0.0%*
Best Buy Co., Inc.	860	70,477
Construction & Engineering - 0.1%
Quanta Services, Inc.	633	124,353
Construction Machinery & Heavy Transportation Equipment - 0.6%
Caterpillar, Inc.	2,282	561,486
Cummins, Inc.	642	157,393
PACCAR, Inc.	2,217	185,452
Westinghouse Air Brake Technologies Corp.	736	80,717
		985,048
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	288	132,967
Vulcan Materials Co.	613	138,194
		271,161
Consumer Electronics - 0.0%*
Garmin Ltd.	700	73,003

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	5

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Consumer Finance - 0.5%
American Express Co.	2,575	$ 448,565
Capital One Financial Corp.	1,670	182,648
Discover Financial Services	1,236	144,426
Synchrony Financial	2,066	70,079
		845,718
Consumer Staples Merchandise Retail - 1.5%
Costco Wholesale Corp.	1,938	1,043,380
Dollar General Corp.	988	167,743
Dollar Tree, Inc. (a)	861	123,554
Target Corp.	2,036	268,548
Walmart, Inc.	6,128	963,199
		2,566,424
Copper - 0.1%
Freeport-McMoRan, Inc.	6,129	245,160
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	1,208	137,555
Equinix, Inc.	405	317,496
		455,051
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	562	93,084
Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B	755	50,419
Constellation Brands, Inc., Class A	740	182,136
		232,555
Distributors - 0.1%
Genuine Parts Co.	586	99,169
LKQ Corp.	1,238	72,138
Pool Corp.	151	56,571
		227,878
Diversified Banks - 2.6%
Bank of America Corp.	30,588	877,570
Citigroup, Inc.	8,446	388,854
JPMorgan Chase & Co.	12,784	1,859,305
KeyCorp	3,987	36,840
PNC Financial Services Group, Inc.	1,799	226,584
U.S. Bancorp	6,014	198,702
	Number of Shares	Fair Value
Wells Fargo & Co.	16,360	$ 698,245
		4,286,100
Diversified Support Services - 0.2%
Cintas Corp.	377	187,399
Copart, Inc. (a)	1,888	172,205
		359,604
Drug Retail - 0.1%
Walgreens Boots Alliance, Inc.	3,007	85,669
Electric Utilities - 1.6%
Alliant Energy Corp. (b)	1,156	60,667
American Electric Power Company, Inc.	2,196	184,903
Constellation Energy Corp.	1,411	129,177
Duke Energy Corp.	3,352	300,809
Edison International	1,623	112,717
Entergy Corp.	900	87,633
Evergy, Inc.	1,088	63,561
Eversource Energy	1,562	110,777
Exelon Corp.	4,180	170,293
FirstEnergy Corp.	2,559	99,494
NextEra Energy, Inc.	8,656	642,275
NRG Energy, Inc.	991	37,054
PG&E Corp. (a)	6,600	114,048
Pinnacle West Capital Corp.	489	39,834
PPL Corp.	3,455	91,419
Southern Co.	4,750	333,688
Xcel Energy, Inc.	2,301	143,053
		2,721,402
Electrical Components & Equipment - 0.6%
AMETEK, Inc.	968	156,700
Eaton Corp. PLC	1,721	346,093
Emerson Electric Co.	2,503	226,246
Generac Holdings, Inc. (a)	324	48,318
Rockwell Automation, Inc.	514	169,338
		946,695
Electronic Components - 0.2%
Amphenol Corp., Class A	2,565	217,897
Corning, Inc.	3,162	110,796
		328,693
Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc. (a)	798	133,625

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Teledyne Technologies, Inc. (a)	194	$ 79,755
Trimble, Inc. (a)	941	49,817
Zebra Technologies Corp., Class A (a)	250	73,957
		337,154
Electronic Manufacturing Services - 0.1%
TE Connectivity Ltd.	1,336	187,254
Environmental & Facilities Services - 0.3%
Republic Services, Inc.	892	136,627
Rollins, Inc.	1,200	51,396
Waste Management, Inc.	1,566	271,576
		459,599
Fertilizers & Agricultural Chemicals - 0.2%
CF Industries Holdings, Inc.	949	65,879
Corteva, Inc.	3,036	173,963
FMC Corp.	553	57,700
Mosaic Co.	1,427	49,945
		347,487
Financial Exchanges & Data - 1.1%
Cboe Global Markets, Inc.	438	60,449
CME Group, Inc.	1,602	296,835
FactSet Research Systems, Inc.	180	72,117
Intercontinental Exchange, Inc.	2,491	281,682
MarketAxess Holdings, Inc.	180	47,056
Moody's Corp.	674	234,363
MSCI, Inc.	353	165,659
Nasdaq, Inc.	1,512	75,373
S&P Global, Inc.	1,438	576,480
		1,810,014
Food Distributors - 0.1%
Sysco Corp.	2,160	160,272
Food Retail - 0.1%
Kroger Co.	2,948	138,556
Footwear - 0.4%
NIKE, Inc., Class B	5,397	595,667
Gas Utilities - 0.0%*
Atmos Energy Corp.	560	65,150
	Number of Shares	Fair Value
Gold - 0.1%
Newmont Corp.	3,499	$ 149,267
Health Care REITs - 0.2%
Healthpeak Properties, Inc.	2,669	53,647
Ventas, Inc.	1,522	71,945
Welltower, Inc.	2,144	173,428
		299,020
Healthcare Distributors - 0.3%
AmerisourceBergen Corp.	655	126,042
Cardinal Health, Inc.	1,169	110,552
Henry Schein, Inc. (a)	663	53,769
McKesson Corp.	586	250,404
		540,767
Healthcare Equipment - 2.6%
Abbott Laboratories (b)	7,624	831,168
Baxter International, Inc.	2,181	99,366
Becton Dickinson & Co.	1,252	330,541
Boston Scientific Corp. (a)	6,209	335,845
Dexcom, Inc. (a)	1,654	212,556
Edwards Lifesciences Corp. (a)	2,731	257,615
GE HealthCare Technologies, Inc.	1,621	131,690
Hologic, Inc. (a)	1,062	85,990
IDEXX Laboratories, Inc. (a)	363	182,309
Insulet Corp. (a)	300	86,502
Intuitive Surgical, Inc. (a)	1,537	525,562
Medtronic PLC	5,729	504,725
ResMed, Inc.	617	134,815
STERIS PLC	400	89,992
Stryker Corp.	1,448	441,770
Teleflex, Inc.	222	53,731
Zimmer Biomet Holdings, Inc.	862	125,507
		4,429,684
Healthcare Facilities - 0.2%
HCA Healthcare, Inc.	945	286,789
Universal Health Services, Inc., Class B	241	38,022
		324,811
Healthcare Services - 0.6%
Cigna Group	1,289	361,693
CVS Health Corp.	5,553	383,879
DaVita, Inc. (a)	158	15,874

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	7

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Laboratory Corp. of America Holdings	393	$ 94,843
Quest Diagnostics, Inc.	458	64,377
		920,666
Healthcare Supplies - 0.1%
Align Technology, Inc. (a)(b)	287	101,495
Cooper Cos., Inc.	235	90,106
Dentsply Sirona, Inc.	977	39,099
		230,700
Home Building - 0.3%
DR Horton, Inc.	1,311	159,536
Lennar Corp., Class A	1,136	142,352
NVR, Inc. (a)	12	76,207
PulteGroup, Inc.	907	70,456
		448,551
Home Furnishings - 0.0%*
Mohawk Industries, Inc. (a)	275	28,369
Home Improvement Retail - 1.2%
Lowe's Cos., Inc.	2,650	598,105
The Home Depot, Inc.	4,425	1,374,582
		1,972,687
Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts, Inc.	2,755	46,367
Hotels, Resorts & Cruise Lines - 0.7%
Booking Holdings, Inc. (a)	158	426,652
Carnival Corp. (a)	4,167	78,464
Expedia Group, Inc. (a)	589	64,431
Hilton Worldwide Holdings, Inc.	1,200	174,660
Marriott International, Inc., Class A	1,197	219,877
Norwegian Cruise Line Holdings Ltd. (a)	2,096	45,630
Royal Caribbean Cruises Ltd. (a)	936	97,101
		1,106,815
Household Appliances - 0.0%*
Whirlpool Corp.	267	39,727
Household Products - 1.3%
Church & Dwight Co., Inc.	1,069	107,146
Clorox Co.	513	81,588
Colgate-Palmolive Co.	3,719	286,512
	Number of Shares	Fair Value
Kimberly-Clark Corp.	1,455	$ 200,877
The Procter & Gamble Co.	10,279	1,559,735
		2,235,858
Housewares & Specialties - 0.0%*
Newell Brands, Inc.	1,635	14,225
Human Resource & Employment Services - 0.4%
Automatic Data Processing, Inc.	1,797	394,962
Ceridian HCM Holding, Inc. (a)	666	44,602
Paychex, Inc.	1,364	152,591
Paycom Software, Inc.	203	65,212
Robert Half International, Inc.	390	29,336
		686,703
Independent Power Producers & Energy Traders - 0.0%*
AES Corp. (b)	2,716	56,303
Industrial Conglomerates - 0.8%
3M Co. (b)	2,466	246,822
General Electric Co.	4,712	517,613
Honeywell International, Inc.	2,929	607,768
		1,372,203
Industrial Gases - 0.7%
Air Products & Chemicals, Inc. (b)	963	288,448
Linde PLC	2,139	815,130
		1,103,578
Industrial Machinery & Supplies & Components - 0.8%
Dover Corp.	626	92,429
Fortive Corp.	1,584	118,436
IDEX Corp.	340	73,188
Illinois Tool Works, Inc.	1,194	298,691
Ingersoll Rand, Inc.	1,662	108,628
Nordson Corp.	237	58,819
Otis Worldwide Corp.	1,858	165,380
Parker-Hannifin Corp.	541	211,012
Pentair PLC	696	44,962
Snap-on, Inc.	182	52,451
Stanley Black & Decker, Inc.	649	60,818
Xylem, Inc.	1,057	119,039
		1,403,853
Industrial REITs - 0.3%
Prologis, Inc.	4,041	495,548

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Insurance Brokers - 0.7%
Aon PLC, Class A	883	$ 304,812
Arthur J Gallagher & Co. (b)	927	203,541
Brown & Brown, Inc.	1,145	78,822
Marsh & McLennan Cos., Inc.	2,107	396,284
Willis Towers Watson PLC	494	116,337
		1,099,796
Integrated Oil & Gas - 1.9%
Chevron Corp.	7,545	1,187,206
Exxon Mobil Corp.	17,535	1,880,629
Occidental Petroleum Corp.	3,243	190,688
		3,258,523
Integrated Telecommunication Services - 0.7%
AT&T, Inc. (b)	31,283	498,964
Verizon Communications, Inc.	18,220	677,602
		1,176,566
Interactive Home Entertainment - 0.3%
Activision Blizzard, Inc. (a)(b)	3,028	255,260
Electronic Arts, Inc.	1,150	149,155
Take-Two Interactive Software, Inc. (a)	736	108,310
		512,725
Interactive Media & Services - 5.1%
Alphabet, Inc., Class C (a)	22,148	2,679,244
Alphabet, Inc., Class A (a)	25,775	3,085,267
Match Group, Inc. (a)	1,240	51,894
Meta Platforms, Inc., Class A (a)	9,632	2,764,191
		8,580,596
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)(b)	614	55,180
VeriSign, Inc. (a)	374	84,513
		139,693
Investment Banking & Brokerage - 0.8%
Goldman Sachs Group, Inc.	1,474	475,424
Morgan Stanley	5,680	485,072
Raymond James Financial, Inc.	793	82,290
The Charles Schwab Corp.	6,592	373,634
		1,416,420
	Number of Shares	Fair Value
IT Consulting & Other Services - 1.0%
Accenture PLC, Class A (b)	2,734	$ 843,658
Cognizant Technology Solutions Corp., Class A	2,337	152,559
DXC Technology Co. (a)	1,002	26,773
EPAM Systems, Inc. (a)	273	61,357
Gartner, Inc. (a)	328	114,902
International Business Machines Corp.	3,967	530,824
		1,730,073
Leisure Products - 0.0%*
Hasbro, Inc.	692	44,821
Life & Health Insurance - 0.4%
Aflac, Inc. (b)	2,389	166,752
Globe Life, Inc.	457	50,096
Lincoln National Corp.	863	22,231
MetLife, Inc.	2,995	169,308
Principal Financial Group, Inc.	1,011	76,674
Prudential Financial, Inc.	1,691	149,180
		634,241
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc. (b)	1,244	149,591
Bio-Rad Laboratories, Inc., Class A (a)	100	37,912
Bio-Techne Corp.	612	49,958
Charles River Laboratories International, Inc. (a)	226	47,516
Danaher Corp.	2,862	686,880
Illumina, Inc. (a)	664	124,493
IQVIA Holdings, Inc. (a)	844	189,706
Mettler-Toledo International, Inc. (a)	95	124,606
Revvity, Inc.	600	71,274
Thermo Fisher Scientific, Inc.	1,668	870,279
Waters Corp. (a)	268	71,433
West Pharmaceutical Services, Inc.	310	118,566
		2,542,214
Managed Healthcare - 1.7%
Centene Corp. (a)	2,324	156,754
Elevance Health, Inc.	1,047	465,172
Humana, Inc.	548	245,027
Molina Healthcare, Inc. (a)	252	75,912
UnitedHealth Group, Inc.	4,076	1,959,089
		2,901,954

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	9

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Metal, Glass & Plastic Containers - 0.1%
Ball Corp.	1,464	$ 85,219
Movies & Entertainment - 1.0%
Live Nation Entertainment, Inc. (a)	639	58,219
Netflix, Inc. (a)	1,924	847,503
The Walt Disney Co. (a)	7,910	706,205
Warner Bros Discovery, Inc. (a)	9,394	117,801
		1,729,728
Multi-Family Residential REITs - 0.3%
AvalonBay Communities, Inc.	620	117,347
Camden Property Trust	500	54,435
Equity Residential	1,384	91,303
Essex Property Trust, Inc.	286	67,010
Mid-America Apartment Communities, Inc.	534	81,093
UDR, Inc.	1,498	64,354
		475,542
Multi-Line Insurance - 0.2%
American International Group, Inc.	3,186	183,323
Assurant, Inc. (b)	252	31,681
Hartford Financial Services Group, Inc.	1,419	102,196
		317,200
Multi-Sector Holdings - 1.6%
Berkshire Hathaway, Inc., Class B (a)	7,723	2,633,543
Multi-Utilities - 0.7%
Ameren Corp. (b)	1,067	87,142
CenterPoint Energy, Inc.	2,964	86,401
CMS Energy Corp.	1,149	67,504
Consolidated Edison, Inc.	1,542	139,397
Dominion Energy, Inc.	3,580	185,408
DTE Energy Co.	902	99,238
NiSource, Inc.	2,025	55,384
Public Service Enterprise Group, Inc.	2,007	125,658
Sempra Energy	1,321	192,324
WEC Energy Group, Inc.	1,435	126,624
		1,165,080
	Number of Shares	Fair Value
Office REITs - 0.1%
Alexandria Real Estate Equities, Inc. (b)	700	$ 79,443
Boston Properties, Inc.	678	39,046
		118,489
Oil & Gas Equipment & Services - 0.3%
Baker Hughes Co. (b)	4,506	142,435
Halliburton Co.	3,815	125,857
Schlumberger NV	6,304	309,652
		577,944
Oil & Gas Exploration & Production - 1.0%
APA Corp. (b)	1,268	43,327
ConocoPhillips	5,367	556,075
Coterra Energy, Inc.	3,158	79,897
Devon Energy Corp.	2,946	142,410
Diamondback Energy, Inc.	794	104,300
EOG Resources, Inc.	2,534	289,991
EQT Corp.	1,700	69,921
Hess Corp.	1,179	160,285
Marathon Oil Corp.	2,562	58,977
Pioneer Natural Resources Co.	1,004	208,009
		1,713,192
Oil & Gas Refining & Marketing - 0.4%
Marathon Petroleum Corp.	1,757	204,866
Phillips 66 Co.	1,960	186,945
Valero Energy Corp.	1,653	193,897
		585,708
Oil & Gas Storage & Transportation - 0.3%
Kinder Morgan, Inc.	8,660	149,125
ONEOK, Inc.	1,965	121,280
Targa Resources Corp.	893	67,957
Williams Cos., Inc.	5,197	169,578
		507,940
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	1,186	67,388
VICI Properties, Inc.	4,067	127,826
		195,214
Other Specialty Retail - 0.1%
Bath & Body Works, Inc.	892	33,450
Tractor Supply Co.	457	101,043

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Ulta Beauty, Inc. (a)	212	$ 99,766
		234,259
Packaged Foods & Meats - 0.8%
Campbell Soup Co.	776	35,471
Conagra Brands, Inc.	1,941	65,451
General Mills, Inc.	2,465	189,065
Hershey Co.	663	165,551
Hormel Foods Corp.	1,297	52,165
J M Smucker Co.	459	67,781
Kellogg Co.	1,186	79,936
Kraft Heinz Co.	3,317	117,754
Lamb Weston Holdings, Inc.	568	65,292
McCormick & Co., Inc.	1,028	89,672
Mondelez International, Inc., Class A	5,911	431,148
Tyson Foods, Inc., Class A	1,173	59,870
		1,419,156
Paper & Plastic Packaging Products & Materials - 0.2%
Amcor PLC	6,636	66,227
Avery Dennison Corp.	351	60,302
International Paper Co.	1,599	50,864
Packaging Corp. of America	446	58,944
Sealed Air Corp.	764	30,560
Westrock Co.	928	26,977
		293,874
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)(b)	700	37,226
American Airlines Group, Inc. (a)(b)	2,697	48,384
Delta Air Lines, Inc. (a)	2,886	137,200
Southwest Airlines Co.	2,670	96,681
United Airlines Holdings, Inc. (a)	1,288	70,673
		390,164
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	1,010	198,344
Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	9,284	593,712
Catalent, Inc. (a)	721	31,263
Eli Lilly & Co.	3,431	1,609,070
Johnson & Johnson	11,246	1,861,438
Merck & Company, Inc.	10,919	1,259,943
Organon & Co.	1,206	25,097
	Number of Shares	Fair Value
Pfizer, Inc.	24,599	$ 902,291
Viatris, Inc.	4,835	48,253
Zoetis, Inc.	2,055	353,892
		6,684,959
Property & Casualty Insurance - 0.8%
Allstate Corp. (b)	1,181	128,776
Arch Capital Group Ltd. (a)(b)	1,700	127,245
Chubb Ltd.	1,751	337,173
Cincinnati Financial Corp.	723	70,362
Loews Corp.	746	44,297
Progressive Corp.	2,534	335,426
Travelers Cos., Inc.	1,045	181,475
W R Berkley Corp.	808	48,124
		1,272,878
Publishing - 0.0%*
News Corp., Class A	2,096	40,872
News Corp., Class B	748	14,751
		55,623
Rail Transportation - 0.6%
CSX Corp.	8,778	299,330
Norfolk Southern Corp.	974	220,864
Union Pacific Corp.	2,698	552,065
		1,072,259
Real Estate Services - 0.1%
CBRE Group, Inc., Class A (a)	1,320	106,537
Regional Banks - 0.3%
Citizens Financial Group, Inc.	2,100	54,768
Comerica, Inc.	648	27,449
Fifth Third Bancorp	3,184	83,452
Huntington Bancshares, Inc.	6,287	67,774
M&T Bank Corp.	705	87,251
Regions Financial Corp.	3,805	67,805
Truist Financial Corp.	5,722	173,663
Zions Bancorp NA	700	18,802
		580,964
Reinsurance - 0.0%*
Everest Re Group Ltd.	152	51,963
Research & Consulting Services - 0.3%
CoStar Group, Inc. (a)	1,800	160,200
Equifax, Inc.	508	119,532
Jacobs Solutions, Inc.	548	65,152
Leidos Holdings, Inc.	645	57,069

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	11

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Verisk Analytics, Inc.	654	$ 147,824
		549,777
Restaurants - 1.2%
Chipotle Mexican Grill, Inc. (a)	122	260,958
Darden Restaurants, Inc.	493	82,370
Domino's Pizza, Inc.	137	46,168
McDonald's Corp.	3,180	948,944
Starbucks Corp.	4,955	490,842
Yum! Brands, Inc.	1,210	167,646
		1,996,928
Retail REITs - 0.3%
Federal Realty Investment Trust	394	38,127
Kimco Realty Corp.	2,766	54,546
Realty Income Corp.	2,675	159,938
Regency Centers Corp.	620	38,297
Simon Property Group, Inc.	1,397	161,326
		452,234
Self Storage REITs - 0.2%
Extra Space Storage, Inc.	565	84,100
Public Storage	672	196,144
		280,244
Semiconductor Materials & Equipment - 0.9%
Applied Materials, Inc.	3,648	527,282
Enphase Energy, Inc. (a)	600	100,488
KLA Corp.	617	299,257
Lam Research Corp.	590	379,287
SolarEdge Technologies, Inc. (a)	226	60,805
Teradyne, Inc.	677	75,371
		1,442,490
Semiconductors - 6.3%
Advanced Micro Devices, Inc. (a)(b)	6,992	796,459
Analog Devices, Inc.	2,242	436,764
Broadcom, Inc.	1,814	1,573,518
First Solar, Inc. (a)	400	76,036
Intel Corp.	17,808	595,499
Microchip Technology, Inc.	2,345	210,089
Micron Technology, Inc.	4,849	306,020
Monolithic Power Systems, Inc.	206	111,287
NVIDIA Corp.	10,733	4,540,274
NXP Semiconductors NV	1,156	236,610
	Number of Shares	Fair Value
ON Semiconductor Corp. (a)	1,939	$ 183,391
Qorvo, Inc. (a)	376	38,363
QUALCOMM, Inc.	4,908	584,248
Skyworks Solutions, Inc.	636	70,399
Texas Instruments, Inc.	3,938	708,919
		10,467,876
Single-Family Residential REITs - 0.1%
Invitation Homes, Inc.	2,500	86,000
Soft Drinks & Non-alcoholic Beverages - 1.5%
Coca-Cola Co.	16,849	1,014,647
Keurig Dr Pepper, Inc.	3,813	119,232
Monster Beverage Corp. (a)	3,174	182,315
PepsiCo, Inc.	5,992	1,109,838
		2,426,032
Specialty Chemicals - 0.6%
Albemarle Corp. (b)	541	120,692
Celanese Corp.	373	43,193
DuPont de Nemours, Inc.	2,059	147,095
Eastman Chemical Co.	541	45,293
Ecolab, Inc.	1,047	195,464
International Flavors & Fragrances, Inc.	1,159	92,245
PPG Industries, Inc.	988	146,520
Sherwin-Williams Co.	1,010	268,175
		1,058,677
Steel - 0.2%
Nucor Corp.	1,147	188,085
Steel Dynamics, Inc.	700	76,251
		264,336
Systems Software - 7.7%
Fortinet, Inc. (a)	2,735	206,739
Gen Digital, Inc.	2,772	51,421
Microsoft Corp.	32,312	11,003,528
Oracle Corp.	6,658	792,901
Palo Alto Networks, Inc. (a)	1,200	306,612
ServiceNow, Inc. (a)	890	500,153
		12,861,354
Technology Distributors - 0.1%
CDW Corp.	600	110,100
Technology Hardware, Storage & Peripherals - 7.7%
Apple, Inc.	64,344	12,480,806
Contra Abiomed, Inc. (a)(b)	199	203

See Notes to Schedule of Investments and Notes to Financial Statements.
12	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Hewlett Packard Enterprise Co.	5,833	$ 97,994
HP, Inc.	3,529	108,376
NetApp, Inc.	938	71,663
Seagate Technology Holdings PLC	715	44,237
Western Digital Corp. (a)	1,358	51,509
		12,854,788
Telecom Tower REITs - 0.4%
American Tower Corp.	2,020	391,759
Crown Castle, Inc.	1,858	211,700
SBA Communications Corp.	455	105,451
		708,910
Timber REITs - 0.1%
Weyerhaeuser Co.	3,043	101,971
Tobacco - 0.6%
Altria Group, Inc.	7,696	348,629
Philip Morris International, Inc.	6,715	655,518
		1,004,147
Trading Companies & Distributors - 0.3%
Fastenal Co.	2,371	139,865
United Rentals, Inc.	312	138,956
WW Grainger, Inc.	207	163,238
		442,059
Transaction & Payment Processing Services - 2.5%
Fidelity National Information Services, Inc.	2,647	144,791
	Number of Shares	Fair Value
Fiserv, Inc. (a)	2,733	$ 344,768
FleetCor Technologies, Inc. (a)	323	81,099
Global Payments, Inc.	1,129	111,229
Jack Henry & Associates, Inc.	349	58,398
Mastercard, Inc., Class A	3,675	1,445,377
PayPal Holdings, Inc. (a)	4,894	326,577
Visa, Inc., Class A	7,081	1,681,596
		4,193,835
Water Utilities - 0.1%
American Water Works Co., Inc.	817	116,627
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc. (a)	2,583	358,779
Total Common Stock (Cost $45,647,997)		161,737,504
Short-Term Investments - 3.1%
State Street Institutional Liquid Reserves Fund - Premier Class 5.19% (b)(d)(e) (Cost $5,167,813)	5,166,793	5,167,827
Total Investments (Cost $50,815,810)		166,905,331
Other Assets and Liabilities, net - 0.2%		302,095
NET ASSETS - 100.0%		$ 167,207,426

Other Information:
The Fund had the following long futures contracts open at June 30, 2023:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	September 2023	25	$ 5,425,748	$ 5,610,252	$ 184,504
During the period ended June 30, 2023, the average notional value related to long futures contracts was $2,835,007.
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	13

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At June 30, 2023, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2023.
*	Less than 0.05%.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 161,737,301	$ 203	$ —	$ 161,737,504
Short-Term Investments	5,167,827	—	—	5,167,827
Total Investments in Securities	$ 166,905,128	$ 203	$ —	$ 166,905,331
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 184,504	$ —	$ —	$ 184,504
Total Other Financial Instruments	$ 184,504	$ —	$ —	$ 184,504

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Corp.	1,635	$ 126,827	$ —	$ 12,368	$(1,415)	$(5,616)	1,468	$ 107,428	$ 1,850
State Street Institutional Liquid Reserves Fund, Premier Class	3,444,537	3,445,226	10,535,833	8,813,576	(9)	353	5,166,793	5,167,827	64,421
TOTAL		$3,572,053	$10,535,833	$8,825,944	$(1,424)	$(5,263)		$5,275,255	$66,271
See Notes to Schedule of Investments and Notes to Financial Statements.
14	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/23 (a)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Inception date						4/15/85
Net asset value, beginning of period	$ 40.12	$ 57.58	$ 49.96	$ 46.61	$ 38.13	$ 44.09
Income/(loss) from investment operations:
Net investment income(b)	0.31	0.65	0.60	0.72	0.75	0.74
Net realized and unrealized gains/(losses) on investments	6.39	(11.22)	13.56	7.61	11.09	(2.86)
Total income/(loss) from investment operations	6.70	(10.57)	14.16	8.33	11.84	(2.12)
Less distributions from:
Net investment income	—	(0.68)	(0.66)	(0.88)	(0.62)	(0.80)
Net realized gains	—	(6.21)	(5.88)	(4.10)	(2.74)	(3.04)
Total distributions	—	(6.89)	(6.54)	(4.98)	(3.36)	(3.84)
Net asset value, end of period	$ 46.82	$ 40.12	$ 57.58	$ 49.96	$ 46.61	$ 38.13
Total Return(c)	16.70%	(18.31)%	28.27%	17.92%	31.05%	(4.73)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$167,207	$146,235	$208,535	$184,164	$186,771	$160,902
Ratios to average net assets:
Net expenses	0.32% (d)	0.32%	0.31%	0.31%	0.34%	0.33%
Gross expenses	0.32% (d)	0.32%	0.31%	0.31%	0.34%	0.33%
Net investment income	1.44% (d)	1.29%	1.06%	1.54%	1.67%	1.62%
Portfolio turnover rate	0% (e)	5%	2%	3%	2%	2%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
(e)	Rounds to less than 0.50%
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	15

State Street S&P 500 Index V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2023 (Unaudited)
Assets
Investments in securities, at fair value (cost $45,579,865)	$ 161,630,076
Investments in affiliated securities, at fair value (cost $68,132)	107,428
Short-term affiliated investments, at fair value (cost $5,167,813)	5,167,827
Cash	912
Net cash collateral on deposit with broker for future contracts	189,063
Income receivables	127,026
Receivable for fund shares sold	3,344
Receivable for accumulated variation margin on futures contracts	184,564
Total assets	167,410,240
Liabilities
Payable for investments purchased	27,616
Payable for fund shares redeemed	64,078
Payable to the Adviser	33,776
Payable for custody, fund accounting and sub-administration fees	15,664
Accrued other expenses	61,680
Total liabilities	202,814

Net Assets	$ 167,207,426
Net Assets Consist of:
Capital paid in	$ 46,821,174
Total distributable earnings (loss)	120,386,252
Net Assets	$ 167,207,426
Shares outstanding ($0.01 par value; unlimited shares authorized)	3,571,057
Net asset value per share	$ 46.82
The accompanying Notes are an integral part of these financial statements.
16	Statement of Assets and Liabilities

State Street S&P 500 Index V.I.S. Fund
Statement of Operations — For the period ended June 30, 2023 (Unaudited)
Investment Income
Income
Dividend	$ 1,272,187
Income from affiliated investments	66,271
Less: Foreign taxes withheld	(352)
Total income	1,338,106
Expenses
Advisory and administration fees	189,604
Directors' fees	11,670
Custody, fund accounting and sub-administration fees	17,534
Professional fees	13,309
Printing and shareholder reports	8,809
Other expenses	5,108
Total expenses	246,034
Net investment income	$ 1,092,072
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 74,735
Affiliated investments	(1,424)
Futures	397,701
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	22,245,483
Affiliated investments	(5,263)
Futures	221,114
Net realized and unrealized gain (loss) on investments	22,932,346
Net Increase in Net Assets Resulting from Operations	$ 24,024,418
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	17

State Street S&P 500 Index V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2023(a)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 1,092,072	$ 2,178,121
Net realized gain (loss) on investments and futures	471,012	22,703,164
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	22,461,334	(61,761,294)
Net increase (decrease) from operations	24,024,418	(36,880,009)
Distributions to shareholders:
Total distributions	—	(21,459,700)
Increase (decrease) in assets from operations and distributions	24,024,418	(58,339,709)
Share transactions:
Proceeds from sale of shares	7,450,584	8,996,904
Value of distributions reinvested	—	21,459,700
Cost of shares redeemed	(10,502,649)	(34,416,637)
Net increase (decrease) from share transactions	(3,052,065)	(3,960,033)
Total increase (decrease) in net assets	20,972,353	(62,299,742)
Net Assets
Beginning of period	146,235,073	208,534,815
End of period	$ 167,207,426	$ 146,235,073
Changes in Fund Shares
Shares sold	173,305	167,535
Issued for distributions reinvested	—	536,358
Shares redeemed	(246,930)	(680,840)
Net increase (decrease) in fund shares	(73,625)	23,053
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
18	Statements of Changes in Net Assets

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements — June 30, 2023 (Unaudited)
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund (the "Fund"), State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
Notes to Financial Statements	19

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2023 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
20	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2023, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2023 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 184,564	$ —	$ 184,564

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 397,701	$ —	$ 397,701

Notes to Financial Statements	21

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 221,114	$ —	$ 221,114
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.25%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2023 are disclosed in the Schedule of Investments.
5.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2023 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 737,673	$ 3,873,060
7.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2022, SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
22	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
As of June 30, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 53,741,131	$ 118,293,699	$ 4,944,995	$ 113,348,704
8.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
 The Fund had no outstanding loans as of June 30, 2023.
9.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
10.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	23

State Street S&P 500 Index V.I.S. Fund
Other Information — June 30, 2023 (Unaudited)
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period December 31, 2021 through December 31, 2022. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
24	Other Information

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street S&P 500 Index V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Directors reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 5, 2023 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Directors considered, among other things, the following:
__________________________________
1 The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
Other Information	25

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2022, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of SSGA FM and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
26	Other Information

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2023, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the
Other Information	27

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street S&P 500 Index V.I.S. Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-year period, was below the medians of its Performance Group and Performance Universe for the 3- and 5-year periods, and was equal to the medians of its Performance Group and Performance Universe for the 10-year period. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance, including the fact that the Fund is designed to track a designated index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street S&P 500 Index V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
28	Other Information

State Street S&P 500 Index V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
Other Information	29

[This page intentionally left blank]

[This page intentionally left blank]

Directors
Patrick J. Riley, Chairperson
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Richard D. Shirk
Mark E. Swanson
Officers
Ann M. Carpenter, President and Principal Executive Officer; Deputy Treasurer
Bruce S. Rosenberg, Treasurer and Principal Financial Officer
Chad C. Hallett, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
David Lancaster, Assistant Treasurer
John Bettencourt, Assistant Treasurer
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer, Code of Ethics Compliance Officer
Sean O'Malley, Chief Legal Officer
David Barr, Secretary
E. Gerard Maiorana, Jr., Assistant Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Semi-Annual Report
June 30, 2023
State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Semi-Annual Report
June 30, 2023 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Small-Cap Equity V.I.S. Fund
Fund Information — June 30, 2023 (Unaudited)
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Small-Cap Equity V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
State Street Small-Cap Equity V.I.S. Fund	1

State Street Small-Cap Equity V.I.S. Fund
Fund Information, continued — June 30, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $26,041 (in thousands) as of June 30, 2023 (a)(b)
Top Ten Largest Holdings
as of June 30, 2023 (as a % of Fair Value) (a)(b)
MGP Ingredients, Inc.	1.51%
Darling Ingredients, Inc.	1.49%
Dycom Industries, Inc.	1.45%
RB Global, Inc.	1.45%
Ingevity Corp.	1.41%
Murphy USA, Inc.	1.20%
U.S. Physical Therapy, Inc.	1.18%
MSA Safety, Inc.	1.12%
Enerpac Tool Group Corp.	1.09%
Pure Storage, Inc., Class A	1.08%

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
2	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Understanding Your Fund’s Expenses — June 30, 2023 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value January 1, 2023	$1,000.00	$1,000.00
Ending Account value June 30, 2023	$1,079.00	$1,018.20
Expenses Paid During Period*	$ 6.80	$ 6.61
*	Expenses are equal to the Fund's annualized expense ratio of 1.32% (for the period January 1, 2023 - June 30, 2023), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

State Street Small-Cap Equity V.I.S. Fund	3

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 94.8% †
Aerospace & Defense - 0.3%
Woodward, Inc.	617	$ 73,368
Agricultural & Farm Machinery - 0.9%
AGCO Corp.	1,801	236,687
Agricultural Products & Services - 1.5%
Darling Ingredients, Inc. (a)	6,093	388,673
Apparel Retail - 1.3%
American Eagle Outfitters, Inc. (b)	2,768	32,662
Boot Barn Holdings, Inc. (a)	2,498	211,556
Buckle, Inc.	2,137	73,940
Revolve Group, Inc. (a)	1,489	24,420
		342,578
Application Software - 5.7%
ACI Worldwide, Inc. (a)(b)	4,000	92,680
Altair Engineering, Inc., Class A (a)	1,258	95,407
Asana, Inc., Class A (a)	3,620	79,785
Blackbaud, Inc. (a)	2,120	150,902
Blackline, Inc. (a)	664	35,736
Box, Inc., Class A (a)	4,690	137,792
CCC Intelligent Solutions Holdings, Inc. (a)	5,987	67,114
Freshworks, Inc., Class A Revenue (a)	7,390	129,916
New Relic, Inc. (a)	2,600	170,144
Nutanix, Inc., Class A (a)	3,780	106,029
Q2 Holdings, Inc. (a)	2,300	71,070
Smartsheet, Inc., Class A (a)	2,800	107,128
Vertex, Inc., Class A (a)	3,687	71,897
Workiva, Inc. (a)	1,500	152,490
		1,468,090
Automobile Manufacturers - 0.7%
Thor Industries, Inc.	1,855	191,993
Automotive Parts & Equipment - 1.3%
Dana, Inc.	3,273	55,641
Dorman Products, Inc. (a)	2,645	208,505
LCI Industries	167	21,102
Modine Manufacturing Co. (a)	1,432	47,285
		332,533
Automotive Retail - 1.9%
America's Car-Mart, Inc. (a)(b)	375	37,418
	Number of Shares	Fair Value
Group 1 Automotive, Inc.	394	$ 101,691
Monro, Inc.	1,012	41,118
Murphy USA, Inc.	1,003	312,043
		492,270
Biotechnology - 0.9%
Abcam PLC ADR (a)	830	20,310
Avid Bioservices, Inc. (a)	3,696	51,633
Catalyst Pharmaceuticals, Inc. (a)	1,707	22,942
Emergent BioSolutions, Inc. (a)	1,731	12,723
Halozyme Therapeutics, Inc. (a)	1,029	37,116
Heron Therapeutics, Inc. (a)	14,259	16,541
Veracyte, Inc. (a)	2,510	63,930
		225,195
Brewers - 0.8%
Boston Beer Co., Inc., Class A (a)	696	214,674
Broadline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	950	55,034
Building Products - 2.9%
Armstrong World Industries, Inc.	2,769	203,411
AZZ, Inc.	525	22,817
CSW Industrials, Inc.	860	142,923
Gibraltar Industries, Inc. (a)	2,816	177,183
Hayward Holdings, Inc. (a)	4,600	59,110
Insteel Industries, Inc.	1,639	51,006
Simpson Manufacturing Co., Inc.	391	54,153
UFP Industries, Inc.	466	45,225
		755,828
Cargo Ground Transportation - 0.7%
Saia, Inc. (a)	559	191,407
Commodity Chemicals - 0.2%
Hawkins, Inc.	1,039	49,550
Communications Equipment - 0.1%
Cambium Networks Corp. (a)	1,221	18,584
Computer & Electronics Retail - 0.1%
Upbound Group, Inc.	707	22,009

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Construction & Engineering - 1.8%
Dycom Industries, Inc. (a)	3,326	$ 378,000
IES Holdings, Inc. (a)	467	26,563
Valmont Industries, Inc.	189	55,008
		459,571
Construction Machinery & Heavy Transportation Equipment - 0.6%
Alamo Group, Inc.	459	84,415
Astec Industries, Inc.	455	20,675
Wabash National Corp.	2,408	61,741
		166,831
Construction Materials - 0.2%
Eagle Materials, Inc.	238	44,368
Consumer Finance - 0.3%
PROG Holdings, Inc. (a)	2,516	80,814
Data Processing & Outsourced Services - 0.8%
CSG Systems International, Inc.	1,932	101,894
Verra Mobility Corp. (a)	5,995	118,221
		220,115
Distillers & Vintners - 1.5%
MGP Ingredients, Inc.	3,695	392,705
Distributors - 0.8%
LKQ Corp.	3,377	196,778
Diversified Metals & Mining - 0.3%
Compass Minerals International, Inc.	1,110	37,740
Materion Corp.	269	30,720
		68,460
Diversified REITs - 0.3%
Alpine Income Property Trust, Inc. (b)	1,721	27,966
American Assets Trust, Inc. (b)	1,209	23,213
Essential Properties Realty Trust, Inc.	799	18,809
		69,988
Diversified Support Services - 2.2%
Healthcare Services Group, Inc.	4,017	59,974
	Number of Shares	Fair Value
Matthews International Corp., Class A	2,392	$ 101,947
RB Global, Inc.	6,277	376,620
UniFirst Corp.	160	24,801
		563,342
Education Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	447	41,325
Stride, Inc. (a)	2,381	88,645
		129,970
Electric Utilities - 1.0%
ALLETE, Inc. (b)	559	32,405
IDACORP, Inc.	2,157	221,308
		253,713
Electrical Components & Equipment - 0.8%
Acuity Brands, Inc. (b)	144	23,484
Atkore, Inc. (a)	359	55,982
Generac Holdings, Inc. (a)	920	137,200
		216,666
Electronic Components - 1.7%
Belden, Inc.	2,436	233,003
Coherent Corp. (a)	523	26,663
Littelfuse, Inc.	585	170,416
		430,082
Electronic Equipment & Instruments - 0.9%
Novanta, Inc. (a)	680	125,188
Vontier Corp.	3,459	111,414
		236,602
Electronic Manufacturing Services - 0.1%
Plexus Corp. (a)	308	30,258
Environmental & Facilities Services - 0.3%
Montrose Environmental Group, Inc. (a)	1,880	79,186
Food Distributors - 0.5%
Performance Food Group Co. (a)	2,179	131,263
Footwear - 0.2%
Deckers Outdoor Corp. (a)	84	44,323
Steven Madden Ltd.	627	20,497
		64,820

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	5

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Forest Products - 0.3%
Louisiana-Pacific Corp.	1,029	$ 77,154
Gas Utilities - 0.1%
UGI Corp.	516	13,917
Health Care REITs - 0.4%
Community Healthcare Trust, Inc.	2,784	91,928
Healthcare Distributors - 0.3%
AdaptHealth Corp. (a)(b)	6,367	77,486
Healthcare Equipment - 5.6%
AtriCure, Inc. (a)	2,350	115,996
Axonics, Inc. (a)	2,250	113,558
CONMED Corp.	1,220	165,786
Envista Holdings Corp. (a)	1,460	49,406
Globus Medical, Inc., Class A (a)	2,190	130,393
Inspire Medical Systems, Inc. (a)	740	240,234
Integra LifeSciences Holdings Corp. (a)	3,170	130,382
LeMaitre Vascular, Inc.	697	46,894
Omnicell, Inc. (a)	1,310	96,508
Outset Medical, Inc. (a)	2,520	55,112
Penumbra, Inc. (a)	690	237,401
SI-BONE, Inc. (a)	1,135	30,622
Tandem Diabetes Care, Inc. (a)	2,110	51,779
		1,464,071
Healthcare Facilities - 1.9%
Acadia Healthcare Co., Inc. (a)	2,263	180,225
U.S. Physical Therapy, Inc.	2,523	306,267
		486,492
Healthcare Services - 0.5%
Addus HomeCare Corp. (a)(b)	471	43,662
AMN Healthcare Services, Inc. (a)	224	24,443
Castle Biosciences, Inc. (a)	2,052	28,153
Pediatrix Medical Group, Inc. (a)	2,722	38,680
		134,938
Healthcare Supplies - 0.5%
ICU Medical, Inc. (a)	120	21,383
	Number of Shares	Fair Value
Neogen Corp. (a)	5,260	$ 114,405
		135,788
Healthcare Technology - 0.4%
Definitive Healthcare Corp. (a)	2,180	23,980
NextGen Healthcare, Inc. (a)	2,375	38,522
Simulations Plus, Inc.	742	32,151
		94,653
Home Building - 0.9%
Cavco Industries, Inc. (a)	108	31,860
Green Brick Partners, Inc. (a)	326	18,517
Taylor Morrison Home Corp. (a)	2,451	119,535
TopBuild Corp. (a)	219	58,258
		228,170
Home Furnishing Retail - 0.3%
Aaron's Co., Inc. (b)	4,256	60,180
Overstock.com, Inc. (a)	776	25,274
		85,454
Hotel & Resort REITs - 0.5%
RLJ Lodging Trust	9,634	98,941
Sunstone Hotel Investors, Inc.	4,235	42,858
		141,799
Household Products - 0.3%
Central Garden & Pet Co., Class A (a)	2,250	82,035
Industrial Machinery & Supplies & Components - 7.0%
Albany International Corp., Class A (b)	870	81,154
Barnes Group, Inc.	4,105	173,190
Chart Industries, Inc. (a)	319	50,973
Enerpac Tool Group Corp.	10,463	282,501
ESCO Technologies, Inc.	1,540	159,590
Helios Technologies, Inc.	679	44,875
Hillenbrand, Inc.	729	37,383
John Bean Technologies Corp.	1,980	240,174
Mueller Industries, Inc.	1,873	163,475
RBC Bearings, Inc. (a)	670	145,705
Standex International Corp.	740	104,688
Timken Co.	2,928	268,000
Xylem, Inc.	696	78,384
		1,830,092

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Industrial REITs - 0.8%
EastGroup Properties, Inc.	1,164	$ 202,070
Insurance Brokers - 0.4%
BRP Group, Inc., Class A (a)	4,500	111,510
Investment Banking & Brokerage - 1.1%
Piper Sandler Cos.,	404	52,221
Raymond James Financial, Inc.	1,575	163,438
Stifel Financial Corp.	1,105	65,935
		281,594
IT Consulting & Other Services - 0.2%
Perficient, Inc. (a)	267	22,249
Unisys Corp. (a)	6,339	25,229
		47,478
Leisure Facilities - 0.3%
Planet Fitness, Inc., Class A (a)	1,260	84,974
Leisure Products - 1.7%
Johnson Outdoors, Inc., Class A	301	18,496
Malibu Boats, Inc., Class A (a)	2,974	174,455
Polaris, Inc.	2,113	255,525
		448,476
Life & Health Insurance - 0.1%
American Equity Investment Life Holding Co. (b)	472	24,596
Life Sciences Tools & Services - 2.4%
Azenta, Inc. (a)	1,970	91,960
BioLife Solutions, Inc. (a)	3,818	84,378
Bruker Corp.	2,095	154,862
ICON PLC ADR (a)	359	89,822
Mesa Laboratories, Inc.	309	39,706
Repligen Corp. (a)	921	130,285
Syneos Health, Inc. (a)	510	21,491
		612,504
Marine Transportation - 0.2%
Kirby Corp. (a)	627	48,248
Metal, Glass & Plastic Containers - 0.3%
TriMas Corp.	3,035	83,432
	Number of Shares	Fair Value
Multi-Family Residential REITs - 0.2%
NexPoint Residential Trust, Inc.	999	$ 45,435
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	1,781	52,824
Multi-Utilities - 0.1%
Avista Corp.	833	32,712
Office REITs - 0.7%
Corporate Office Properties Trust	1,043	24,771
Cousins Properties, Inc.	3,692	84,178
Easterly Government Properties, Inc.	5,520	80,040
		188,989
Office Services & Supplies - 1.1%
MSA Safety, Inc.	1,676	291,557
Oil & Gas Drilling - 0.0%*
Helmerich & Payne, Inc.	260	9,217
Oil & Gas Equipment & Services - 0.6%
ChampionX Corp.	1,691	52,488
Oil States International, Inc. (a)	15,476	115,606
		168,094
Oil & Gas Exploration & Production - 1.9%
Civitas Resources, Inc.	770	53,415
Northern Oil & Gas, Inc.	2,366	81,201
PDC Energy, Inc.	2,259	160,706
SM Energy Co.	4,546	143,790
Southwestern Energy Co. (a)	8,221	49,408
		488,520
Other Specialty Retail - 0.5%
Leslie's, Inc. (a)	6,590	61,880
Sally Beauty Holdings, Inc. (a)	5,400	66,690
		128,570
Packaged Foods & Meats - 3.3%
Calavo Growers, Inc.	1,380	40,048
Fresh Market, Inc. (a)(c)	10,000	—
Freshpet, Inc. (a)	1,450	95,425
Hostess Brands, Inc. (a)	5,140	130,145
J & J Snack Foods Corp.	650	102,934

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	7

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Lancaster Colony Corp.	850	$ 170,926
Simply Good Foods Co. (a)	3,260	119,283
Sovos Brands, Inc. (a)	4,100	80,196
Utz Brands, Inc.	7,690	125,808
		864,765
Paper & Plastic Packaging Products & Materials - 0.1%
Ranpak Holdings Corp. (a)	3,908	17,664
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	1,224	44,798
Pharmaceuticals - 0.3%
ANI Pharmaceuticals, Inc. (a)	1,149	61,851
Organon & Co.	435	9,052
Phathom Pharmaceuticals, Inc. (a)	590	8,449
		79,352
Property & Casualty Insurance - 2.0%
AMERISAFE, Inc.	1,748	93,203
Argo Group International Holdings Ltd. (b)	1,762	52,173
James River Group Holdings Ltd.	2,480	45,285
Palomar Holdings, Inc. (a)	1,230	71,389
RLI Corp.	801	109,312
Selective Insurance Group, Inc.	1,470	141,047
Trupanion, Inc. (a)	650	12,792
		525,201
Publishing - 0.8%
John Wiley & Sons, Inc., Class A	5,913	201,219
Regional Banks - 7.6%
1st Source Corp. (b)	1,202	50,400
Banc of California, Inc.	2,770	32,077
BancFirst Corp.	710	65,320
Bank OZK	1,738	69,798
BankUnited, Inc.	1,019	21,959
Banner Corp.	369	16,114
Cadence Bank (b)	968	19,012
Community Bank System, Inc.	1,320	61,882
Cullen/Frost Bankers, Inc.	925	99,465
Enterprise Financial Services Corp.	864	33,782
	Number of Shares	Fair Value
First Financial Bankshares, Inc.	2,630	$ 74,929
Fulton Financial Corp.	5,219	62,211
German American Bancorp, Inc.	1,940	52,729
Heritage Commerce Corp.	5,455	45,167
Home BancShares, Inc.	2,928	66,758
HomeStreet, Inc.	1,310	7,755
Independent Bank Corp.	2,433	108,293
Lakeland Financial Corp.	452	21,931
Live Oak Bancshares, Inc.	7,077	186,196
National Bank Holdings Corp., Class A	1,461	42,427
New York Community Bancorp, Inc.	1,850	20,794
Origin Bancorp, Inc.	1,209	35,424
Peapack-Gladstone Financial Corp.	952	25,780
Pinnacle Financial Partners, Inc.	734	41,581
Prosperity Bancshares, Inc.	1,682	94,999
Renasant Corp.	3,642	95,165
ServisFirst Bancshares, Inc.	1,170	47,876
SouthState Corp.	403	26,517
Stock Yards Bancorp, Inc.	1,110	50,361
Texas Capital Bancshares, Inc. (a)	833	42,900
United Community Banks, Inc.	1,001	25,015
Washington Federal, Inc.	986	26,149
Westamerica BanCorp	1,581	60,552
Wintrust Financial Corp.	925	67,174
WSFS Financial Corp.	4,358	164,384
		1,962,876
Research & Consulting Services - 0.3%
Resources Connection, Inc.	4,864	76,413
Restaurants - 1.7%
Bloomin' Brands, Inc.	2,461	66,176
Cheesecake Factory, Inc.	1,763	60,965
Dave & Buster's Entertainment, Inc. (a)	175	7,798
Shake Shack, Inc., Class A (a)	1,680	130,570
Texas Roadhouse, Inc.	969	108,799
Wingstop, Inc.	320	64,051
		438,359
Retail REITs - 0.4%
Kite Realty Group Trust	2,485	55,515

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Macerich Co.	3,239	$ 36,503
		92,018
Security & Alarm Services - 1.0%
Brink's Co.	3,747	254,159
Self Storage REITs - 0.1%
National Storage Affiliates Trust	810	28,212
Semiconductor Materials & Equipment - 0.7%
Ichor Holdings Ltd. (a)	1,511	56,663
Onto Innovation, Inc. (a)	1,079	125,671
		182,334
Semiconductors - 0.4%
Diodes, Inc. (a)	286	26,452
MaxLinear, Inc. (a)	585	18,463
Semtech Corp. (a)	2,778	70,728
		115,643
Soft Drinks & Non-alcoholic Beverages - 0.4%
Primo Water Corp.	8,120	101,825
Zevia PBC, Class A (a)	1,640	7,068
		108,893
Specialized Consumer Services - 0.5%
European Wax Center, Inc., Class A (a)	3,940	73,402
OneSpaWorld Holdings Ltd. (a)	3,945	47,735
		121,137
Specialty Chemicals - 4.4%
Avient Corp.	4,129	168,876
HB Fuller Co.	388	27,746
Ingevity Corp. (a)	6,335	368,444
Innospec, Inc.	1,080	108,475
Quaker Chemical Corp.	740	144,226
Sensient Technologies Corp.	1,470	104,561
Stepan Co.	2,405	229,822
		1,152,150
Steel - 0.7%
Carpenter Technology Corp.	723	40,582
Commercial Metals Co.	1,788	94,156
Ryerson Holding Corp.	812	35,225
		169,963
	Number of Shares	Fair Value
Systems Software - 0.5%
Progress Software Corp.	776	$ 45,086
Tenable Holdings, Inc. (a)	1,760	76,648
		121,734
Technology Distributors - 0.1%
Insight Enterprises, Inc. (a)	215	31,463
Technology Hardware, Storage & Peripherals - 1.3%
Corsair Gaming, Inc. (a)	3,341	59,269
Pure Storage, Inc., Class A (a)	7,670	282,410
		341,679
Timber REITs - 0.2%
PotlatchDeltic Corp.	898	47,459
Trading Companies & Distributors - 1.4%
Applied Industrial Technologies, Inc.	1,938	280,680
Transcat, Inc. (a)	490	41,802
WESCO International, Inc.	245	43,870
		366,352
Transaction & Payment Processing Services - 0.2%
Shift4 Payments, Inc., Class A (a)	890	60,440
Water Utilities - 0.1%
American States Water Co. (b)	354	30,797
Total Common Stock (Cost $18,543,083)		24,623,862
Short-Term Investments - 5.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.07% (d)(e) (Cost $1,417,477)	1,417,477	1,417,477
Total Investments (Cost $19,960,560)		26,041,339
Liabilities in Excess of Other Assets, net - (0.3)%		(77,954)
NET ASSETS - 100.0%		$ 25,963,385

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	9

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
Other Information:
The Fund had the following long futures contracts open at June 30, 2023:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	September 2023	4	$ 379,384	$ 380,740	$ 1,356
During the period ended June 30, 2023, the average notional value related to long futures contracts was $381,364.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At June 30, 2023, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Directors. Security value is determined based on level 3 inputs.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2023.
*	Less than 0.05%.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 24,623,862	$ —	$ —(a)	$ 24,623,862
Short-Term Investments	1,417,477	—	—	1,417,477
Total Investments in Securities	$ 26,041,339	$ —	$ —	$ 26,041,339
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 1,356	$ —	$ —	$ 1,356
Total Other Financial Instruments	$ 1,356	$ —	$ —	$ 1,356

(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2023.

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,061,790	$1,061,790	$5,279,931	$4,924,244	$—	$—	1,417,477	$1,417,477	$30,133
See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/23 (a)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Inception date						4/28/00
Net asset value, beginning of period	$ 11.90	$ 14.93	$ 14.66	$ 13.16	$ 11.24	$ 14.73
Income/(loss) from investment operations:
Net investment income (loss)(b)	0.01	(0.03)	(0.04)	(0.01)	(0.00) (c)	(0.02)
Net realized and unrealized gains/(losses) on investments	0.93	(2.27)	3.06	1.92	2.94	(1.43)
Total income/(loss) from investment operations	0.94	(2.30)	3.02	1.91	2.94	(1.45)
Less distributions from:
Net realized gains	—	(0.73)	(2.75)	(0.41)	(1.02)	(2.04)
Net asset value, end of period	$ 12.84	$ 11.90	$ 14.93	$ 14.66	$ 13.16	$ 11.24
Total Return(d)	7.90%	(15.40)%	20.53%	14.53%	26.12%	(9.70)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$25,963	$26,066	$36,890	$34,621	$33,600	$30,781
Ratios to average net assets:
Net expenses	1.32% (e)	1.31%	1.21%	1.27%	1.240%	1.20%
Gross expenses	1.32% (e)	1.31%	1.21%	1.27%	1.24%	1.20%
Net investment income (loss)	0.09% (e)	(0.21)%	(0.22)%	(0.06)%	(0.02)%	(0.13)%
Portfolio turnover rate	16%	29%	39%	37%	29%	33%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Rounds to less than $0.01.
(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(e)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	11

State Street Small-Cap Equity V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2023 (Unaudited)
Assets
Investments in securities, at fair value (cost $18,543,083)	$ 24,623,862
Short-term affiliated investments, at fair value (cost $1,417,477)	1,417,477
Cash	420
Net cash collateral on deposit with broker for future contracts	27,000
Receivable for investments sold	35,496
Income receivables	13,855
Receivable for fund shares sold	242
Income receivable from affiliated investments	5,712
Receivable for accumulated variation margin on futures contracts	1,365
Total assets	26,125,429
Liabilities
Payable for investments purchased	94,508
Payable for fund shares redeemed	4,091
Payable to the Adviser	19,829
Payable for custody, fund accounting and sub-administration fees	12,206
Accrued other expenses	31,410
Total liabilities	162,044

Net Assets	$ 25,963,385
Net Assets Consist of:
Capital paid in	$ 18,962,303
Total distributable earnings (loss)	7,001,082
Net Assets	$ 25,963,385
Shares outstanding ($0.01 par value; unlimited shares authorized)	2,022,511
Net asset value per share	$ 12.84
The accompanying Notes are an integral part of these financial statements.
12	Statement of Assets and Liabilities

State Street Small-Cap Equity V.I.S. Fund
Statement of Operations — For the period ended June 30, 2023 (Unaudited)
Investment Income
Income
Dividend	$ 152,490
Income from affiliated investments	30,133
Less: Foreign taxes withheld	(1,454)
Total income	181,169
Expenses
Advisory and administration fees	122,116
Directors' fees	11,221
Custody, fund accounting and sub-administration fees	14,281
Professional fees	16,950
Other expenses	4,956
Total expenses	169,524
Net investment income	$ 11,645
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 1,098,394
Futures	38,157
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	829,250
Futures	1,307
Net realized and unrealized gain (loss) on investments	1,967,108
Net Increase in Net Assets Resulting from Operations	$ 1,978,753
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	13

State Street Small-Cap Equity V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2023(a)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 11,645	$ (61,338)
Net realized gain (loss) on investments and futures	1,136,551	794,429
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	830,557	(6,235,886)
Net increase (decrease) from operations	1,978,753	(5,502,795)
Distributions to shareholders:
Total distributions	—	(1,506,672)
Increase (decrease) in assets from operations and distributions	1,978,753	(7,009,467)
Share transactions:
Proceeds from sale of shares	76,005	209,130
Value of distributions reinvested	—	1,506,672
Cost of shares redeemed	(2,156,930)	(5,530,725)
Net increase (decrease) from share transactions	(2,080,925)	(3,814,923)
Total increase (decrease) in net assets	(102,172)	(10,824,390)
Net Assets
Beginning of period	26,065,557	36,889,947
End of period	$ 25,963,385	$ 26,065,557
Changes in Fund Shares
Shares sold	6,088	16,120
Issued for distributions reinvested	—	126,931
Shares redeemed	(173,504)	(423,590)
Net decrease in fund shares	(167,416)	(280,539)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
14	Statements of Changes in Net Assets

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements — June 30, 2023 (Unaudited)
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund ("the Fund") , State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
Notes to Financial Statements	15

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2023 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
16	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2023, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2023, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2023 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 1,365	$ —	$ 1,365

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 38,157	$ —	$ 38,157

Notes to Financial Statements	17

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 1,307	$ —	$ 1,307
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.95%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Due to Custodian In certain circumstances, the Fund may have a cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian, who is an affiliate of the Fund.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2023 are disclosed in the Schedule of Investments.
5.Sub-Advisory Fees
Pursuant to investment sub-advisory agreements with SSGA FM, the assets of the Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, L.L.C.; (ii) Champlain Investment Partners, LLC; (iii) Kennedy Capital Management, Inc.; and (iv) SouthernSun Asset Management, LLC. SSGA FM is responsible for allocating the Fund’s assets among the sub-advisers in its discretion (“Allocated Assets”), and for managing the Fund’s cash position, while each sub-adviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of SSGA FM and the Board. For their services, SSGA FM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.
6.Directors' Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2023 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 3,952,188	$ 6,282,918
18	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
8.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2022, SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 20,464,521	$ 7,438,186	$ 1,860,012	$ 5,578,174
9.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
 The Fund had no outstanding loans as of June 30, 2023.
10.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the
Notes to Financial Statements	19

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
11.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
20	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund
Other Information — June 30, 2023 (Unaudited)
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund’s Program. The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period December 31, 2021 through December 31, 2022. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
Other Information	21

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
Director Considerations in Approving Continuation of Investment Advisory and Sub-Advisory Agreements1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street Small-Cap Equity V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), and the sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Agreements”) by and among SSGA FM, and the Company on behalf of the Fund, and each of Champlain Investment Partners, LLC, Palisade Capital Management, LLC and SouthernSun Asset Management, LLC (collectively, the “Sub-Advisers”)2. Prior to voting on the proposal, the Independent Directors reviewed information furnished by the Adviser and Sub-Advisers and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser and Sub-Advisers (“Independent Counsel”) in connection with their consideration of approval of the Agreements. Following the April 5, 2023 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Directors considered, among other things, the following:
_______________________________
1 The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
2The Board approved the Sub-Advisory Agreement between the Adviser and Kennedy Capital Management, Inc. (“Kennedy”) with respect to the Fund at an in-person meeting held on February 6-7, 2023, for an initial two-year term. As a result, the Sub-Advisory Agreement with Kennedy was not required to be considered for renewed at the May 10-11, 2023 Board meeting.
22	Other Information

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
Directors were separately represented by counsel who are independent of the Adviser and Sub-Advisers (“Independent Counsel”) in connection with their consideration of approval of the Agreements. Following the April 5, 2023 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2022, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser and Sub-Advisers for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser and Sub-Advisers with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser and Sub-Advisers, including their investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser and Sub-Advisers
•	Reports detailing the financial results and condition of SSGA FM and its affiliates, as well as of the Sub-Advisers;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Codes of Ethics adopted by the Adviser and Sub-Advisers;
•	Information about the Adviser’s and each Sub-Adviser’s proxy voting policies and procedures and information regarding the Adviser’s and each Sub-Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser and Sub-Advisers to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s and Sub-Advisers’ technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
Other Information	23

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
•	A description of the business continuity and disaster recovery plans of the Adviser and Sub-Advisers; and
•	Information regarding the Adviser’s and Sub-Advisers’ risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and Sub-Advisory Agreements and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
○	The Sub-Advisers, with respect to their operations relating to the Fund and their approximate profitability from such operations for the calendar year ended December 31, 2022;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, the Distributor and the Sub-Advisers with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and Sub-Advisers and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser and Sub-Advisers relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Agreements effective June 1, 2023, for an additional year with respect to the Fund.
24	Other Information

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
Nature, Extent and Quality of Services
In considering whether to approve the Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Advisers.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the Adviser’s process used for overseeing sub-advisers. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
In connection with their consideration of the services provided by each of the Sub-Advisers, the Board considered each Sub-Adviser’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, its experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by SSGA FM and SSGA FM’s favorable assessment of the nature and quality of the investment sub-advisory services provided by each Sub-Adviser to the Fund. The Board also considered the Fund’s multi-manager structure and how each Sub-Adviser’s approach to small-cap investing fits within the Fund’s overall strategy.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser and each Sub-Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Small-Cap Equity V.I.S. Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1- and 3-year periods and was above the median of its Performance Group for the 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance, including certain differences between the Fund and the Performance Group.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Other Information	25

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
Management Fees and Expenses
•	The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers, if any, as well as the fees paid to each of the Sub-Advisers by the Adviser, which reduced the net management fees retained by the Adviser. The Board also reviewed (i) the allocation of the total advisory fees between SSGA FM and each Sub-Adviser, and (ii) the services required of SSGA FM to oversee the Sub-Advisers for those services. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser and Sub-Advisers to the fees charged and services provided to other clients of the Adviser and Sub-Advisers, including institutional accounts, as applicable. The Board also considered that the sub-advisory fees are paid by the Adviser out of its advisory fees it receives from the Fund and are not paid by the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
•	State Street Small-Cap Equity V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.
•	On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser and Sub-Advisers, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates and the Sub-Advisers in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers and the Sub-Advisers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
The Board also considered that the sub-advisory fee rate under each Sub-Advisory Agreement was negotiated with each Sub-Adviser at arm’s length. In considering the profitability to each Sub-Adviser in connection with its relationship to the Fund, the Directors noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives from the Fund. For these reasons, the Board concluded that the profitability of each Sub-Adviser from its relationship with the Fund was not material to their deliberations with respect to the consideration of approval of the applicable Sub-Advisory Agreement.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over
26	Other Information

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time. The Board noted that the fees under the Sub-Advisory Agreements are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board concluded that the potential for economies of scale in each Sub-Adviser’s management of the Fund is not a material factor to the approval of the Sub-Advisory Agreements.
Conclusions
In reaching its decision to approve the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser and Sub-Advisers possess the capability and resources to perform the duties required of them under the respective Agreements.
Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement and Sub-Advisory Agreements are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement and Sub-Advisory Agreements are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
Other Information	27

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
Board Considerations related to Approval of New Sub-Advisory Agreement
Kennedy Capital Management, Inc. (“Kennedy” or the “Sub-Adviser”) currently serves as sub-adviser to State Street Small-Cap Equity V.I.S. Fund (the “Fund”), a series of State Street Variable Insurance Series Funds, Inc. Kennedy and Azimut US Holdings Inc. (“Azimut”) signed an agreement to form a strategic relationship under which Azimut purchased 35% of Kennedy’s equity capital, which resulted in a “change of control” of Kennedy (the “Change of Control”). Under applicable law, the Change of Control of Kennedy would result in the automatic termination of the Sub-Advisory Agreement between SSGA Funds Management, Inc. (“SSGA FM”) and Kennedy with respect to the Fund (the “Prior Sub-Advisory Agreement”). In anticipation of the automatic termination of the Prior Sub-Advisory Agreement, at the in-person meeting held on February 7, 2023, the Board of Directors of State Street Variable Insurance Series Funds, Inc. (the “Board”), approved the new sub-advisory agreement (the “New Sub-Advisory Agreement”) between SSGA Funds Management, Inc. (the “Adviser”) and Kennedy with respect to the Fund.
Overview of the Contract Review Process
The Board met in-person on February 7, 2023, including in executive sessions attended by the members of the Board who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the Fund, the Adviser or the Sub-Adviser (the “Independent Board Members”), to consider a proposal to approve the New Sub-Advisory Agreement. Prior to voting on the proposal, the Independent Board Members, as well as the Board Member who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and Sub-Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. In considering the New Sub-Advisory Agreement, the Board Members considered the information relating to the Fund and the Sub-Adviser provided to them in connection with the meeting on February 7, 2023, as well as information provided over the past year and information provided to them in connection with their meeting on May 11-12, 2022, which was the meeting in which the Board considered and approved the renewal of the Prior Sub-Advisory Agreement for the one-year period ending May 31, 2023 (the “Annual Renewal Meeting”). At the February 7, 2023 Meeting, the Sub-Adviser affirmed and updated prior information and representations provided to the Board, including information and representations provided in connection with the Annual Renewal Meeting. The Independent Board Members were separately represented by counsel who is independent of the Adviser and Sub-Adviser (“Independent Legal Counsel”) in connection with their consideration of approval of the New Sub-Advisory Agreement. The Independent Board Members also received a memorandum from their Independent Legal Counsel discussing the legal standards for their consideration of the New Sub-Advisory Agreement and discussed the New Sub-Advisory Agreement in a private session with their Independent Legal Counsel at which no representatives of the Adviser or Sub-Adviser were present.
The Independent Board Members considered, among other things, the following:
Information about Performance, Expenses and Fees
•	In connection with the Annual Renewal Meeting, a report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2021, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
28	Other Information

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
•	In connection with the February 7, 2023 meeting, a report prepared by the Sub-Adviser, which includes updated Fund performance information as of December 31, 2022.
•	Comparative information concerning fees charged by the Sub-Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for the Sub-Adviser.
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Sub-Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Sub-Adviser
•	Reports detailing the financial results and condition of the Sub-Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Fund and for Fund operations;Information relating to compliance with and the administration of the Code of Ethics adopted by the Sub-Adviser;
•	Information about the Sub-Adviser’s proxy voting policies and procedures and information regarding the Sub-Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Sub-Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Sub-Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Sub-Adviser; and
•	Information regarding the Sub-Adviser’s risk management processes.
Other Relevant Information
•	Copies of the New Sub-Advisory Agreement;
•	Responses to a request for information in connection with the Annual Renewal Meeting, as updated at the February 7, 2023 meeting, requesting specific information from the Sub-Adviser, with respect to its operations relating to the Fund and its approximate profitability from such operations for the calendar years ended December 31, 2021 and December 31, 2022.
•	Materials provided by Broadridge, circulated to the Independent Board Members and to Independent Legal Counsel in connection with the Annual Renewal Meeting.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and Sub-Adviser throughout the year at meetings of the Board and its committees. At such meetings, the Board Members received, among other things, presentations by the portfolio managers and other investment professionals of the Sub-Adviser relating to the performance of the Fund, and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Board Members were assisted throughout the contract review process by their Independent Legal Counsel. The Independent Board Members relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the New Sub-Advisory Agreement, and the weight to be
Other Information	29

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
given to each such factor. The conclusions reached with respect to the New Sub-Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Board Member may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. Representatives from the Sub-Adviser attended the February 7, 2023 meeting and informed the Board Members that there would not be any changes to the Fund’s portfolio management teams or investment processes as a result of the Change in Control and also responded to questions from the Independent Board Members regarding Kennedy and the Change in Control.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on February 7, 2023, the Board, including a majority of the Independent Board Members, voted to approve the New Sub-Advisory Agreement effective upon the Change in Control for an initial two-year period.
Nature, Extent and Quality of Services
In considering whether to approve the New Sub-Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Sub-Adviser.
The Board considered the Sub-Adviser’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, its experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by the Adviser and the Adviser’s favorable assessment of the nature and quality of the investment sub-advisory services provided by the Sub-Adviser. The Board also considered the Fund’s multi-manager structure and how the Sub-Adviser’s approach to small-cap investing fits within the Fund’s overall strategy.
The Board noted that because there would not be any changes to the Fund’s portfolio management teams or investment processes as a result of the Change of Control, there is not expected to be any changes to the nature, extent and quality of services provided to the Fund by the Sub-Adviser.
On the basis of the foregoing and other relevant information, the Board concluded that the Sub-Adviser can reasonably be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
At the Annual Renewal Meeting, the Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2021. The Board also reviews the Fund’s performance at each quarterly Board meeting thereafter. The Board also considered updated performance information provided by Kennedy for the portion of the Fund it manages (the “Fund Sleeve”) for various time periods ended December 31, 2022, and considered that the Fund Sleeve outperformed the benchmark index for the 1-, 3-, 5- and 10-year periods ended December 31, 2022.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Sub-Adviser in its management the Fund Sleeve is satisfactory.
Management Fees and Expenses
At the Annual Renewal Meeting, the Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, as well as the fees paid to the Sub-Adviser by the Adviser, which reduced the net management fees retained by the Adviser. The Board also reviewed allocation of the total advisory fees between the Adviser and the Sub-Adviser. The Board considered that the sub-advisory fees payable by the Adviser to the Sub-Adviser under the Prior Sub-Advisory Agreement and the New Sub-Advisory Agreement are identical. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Sub-Adviser to the fees charged and services provided to other clients of the Sub-Adviser, including institutional accounts. The Board also considered that the sub-advisory fees are paid by the Adviser out of its advisory fees it receives from the Fund and are not paid by the Fund.
30	Other Information

State Street Small-Cap Equity V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
Profitability
The Board reviewed the level of profits realized by the Sub-Adviser in providing investment sub-advisory services to the Fund. The Board considered other direct and indirect benefits received by the Sub-Adviser in connection with its relationship with the Fund. The Board also noted that because the sub-advisory fee payable by the Adviser to the Sub-Adviser under the Prior Sub-Advisory Agreement and the New Sub-Advisory Agreement are identical, approval of the New Sub-Advisory Agreement is not expected to result in any change to the profitability of the Sub-Adviser.
The Board concluded that the profitability of the Sub-Adviser with respect to the Fund was reasonable in relation to the services provided.
Economies of Scale
The Board noted that the fees under the New Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board concluded that the potential for economies of scale in the Sub-Adviser’s management of the Fund is not a material factor to the approval of the New Sub-Advisory Agreement.
Conclusions
In reaching its decision to approve the New Sub-Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Board Member may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Board Members, concluded that the Sub-Adviser possesses the capability and resources to perform the duties required of it under the New Sub-Advisory Agreement.
Further, based upon its review of the New Sub-Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Board Members, concluded that (1) the terms of the New Sub-Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the New Sub-Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
Other Information	31

Directors
Patrick J. Riley, Chairperson
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Richard D. Shirk
Mark E. Swanson
Officers
Ann M. Carpenter, President and Principal Executive Officer; Deputy Treasurer
Bruce S. Rosenberg, Treasurer and Principal Financial Officer
Chad C. Hallett, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
David Lancaster, Assistant Treasurer
John Bettencourt, Assistant Treasurer
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer, Code of Ethics Compliance Officer
Sean O'Malley, Chief Legal Officer
David Barr, Secretary
E. Gerard Maiorana, Jr., Assistant Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Semi-Annual Report
June 30, 2023
State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Semi-Annual Report
June 30, 2023 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street U.S. Equity V.I.S. Fund
Fund Information — June 30, 2023 (Unaudited)
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street U.S. Equity V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
State Street U.S. Equity V.I.S. Fund	1

State Street U.S. Equity V.I.S. Fund
Fund Information, continued — June 30, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $20,822 (in thousands) as of June 30, 2023 (a)(b)
Top Ten Largest Holdings
as of June 30, 2023 (as a % of Fair Value) (a)(b)
Microsoft Corp.	7.13%
Apple, Inc.	6.25%
Amazon.com, Inc.	4.22%
Alphabet, Inc., Class A	4.01%
NVIDIA Corp.	3.86%
Meta Platforms, Inc., Class A	2.60%
Visa, Inc., Class A	2.13%
Johnson & Johnson	2.11%
UnitedHealth Group, Inc.	2.09%
S&P Global, Inc.	1.99%

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
2	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Understanding Your Fund’s Expenses — June 30, 2023 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value January 1, 2023	$1,000.00	$1,000.00
Ending Account value June 30, 2023	$1,171.20	$1,020.10
Expenses Paid During Period*	$ 5.11	$ 4.76
*	Expenses are equal to the Fund's annualized expense ratio of 0.95% (for the period January 1, 2023 - June 30, 2023), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

State Street U.S. Equity V.I.S. Fund	3

State Street U.S. Equity V.I.S. Fund
Schedule of Investments — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 96.2% †
Aerospace & Defense - 0.6%
Raytheon Technologies Corp.	1,313	$ 128,621
Apparel Retail - 0.7%
Ross Stores, Inc.	1,238	138,817
Application Software - 2.6%
Adobe, Inc. (a)	298	145,719
Intuit, Inc.	126	57,732
Salesforce, Inc. (a)	1,449	306,116
Splunk, Inc. (a)	379	40,208
		549,775
Automobile Manufacturers - 1.1%
General Motors Co.	2,611	100,680
Tesla, Inc. (a)	481	125,912
		226,592
Automotive Retail - 1.2%
O'Reilly Automotive, Inc. (a)	255	243,601
Biotechnology - 1.7%
BioMarin Pharmaceutical, Inc. (a)	1,563	135,481
Vertex Pharmaceuticals, Inc. (a)	644	226,630
		362,111
Broadline Retail - 4.2%
Amazon.com, Inc. (a)	6,745	879,278
Building Products - 0.5%
Trane Technologies PLC	597	114,182
Cable & Satellite - 0.2%
Charter Communications, Inc., Class A (a)	92	33,798
Communications Equipment - 0.1%
Cisco Systems, Inc.	566	29,285
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	293	135,275
Consumer Staples Merchandise Retail - 2.0%
Costco Wholesale Corp.	524	282,111
Walmart, Inc.	913	143,505
		425,616
	Number of Shares	Fair Value
Diversified Banks - 1.4%
JPMorgan Chase & Co.	1,991	$ 289,571
Diversified Support Services - 0.9%
Cintas Corp.	204	101,404
Copart, Inc. (a)	946	86,285
		187,689
Electric Utilities - 1.5%
American Electric Power Company, Inc.	706	59,445
NextEra Energy, Inc.	3,360	249,312
		308,757
Electrical Components & Equipment - 1.3%
Eaton Corp. PLC	1,382	277,920
Electronic Components - 1.1%
Amphenol Corp., Class A	2,770	235,312
Environmental & Facilities Services - 1.2%
Waste Management, Inc.	1,396	242,094
Financial Exchanges & Data - 3.7%
CME Group, Inc.	1,448	268,300
MSCI, Inc.	170	79,779
S&P Global, Inc.	1,033	414,120
		762,199
Footwear - 0.5%
NIKE, Inc., Class B	857	94,587
Healthcare Equipment - 3.0%
Becton Dickinson & Co.	326	86,067
Boston Scientific Corp. (a)	2,676	144,745
Edwards Lifesciences Corp. (a)	970	91,500
Medtronic PLC	1,043	91,889
Teleflex, Inc.	869	210,324
		624,525
Home Improvement Retail - 0.8%
Lowe's Cos., Inc.	452	102,016
The Home Depot, Inc.	193	59,954
		161,970
Hotels, Resorts & Cruise Lines - 0.4%
Marriott International, Inc., Class A	403	74,027

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Household Products - 1.3%
Colgate-Palmolive Co.	880	$ 67,795
The Procter & Gamble Co.	1,350	204,849
		272,644
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	625	129,688
Industrial Gases - 1.5%
Linde PLC	847	322,775
Industrial Machinery & Supplies & Components - 1.5%
Parker-Hannifin Corp.	792	308,912
Insurance Brokers - 0.3%
Marsh & McLennan Cos., Inc.	357	67,145
Integrated Oil & Gas - 1.0%
Chevron Corp.	1,266	199,205
Interactive Home Entertainment - 0.2%
Activision Blizzard, Inc. (a)	446	37,598
Interactive Media & Services - 7.1%
Alphabet, Inc., Class C (a)(b)	926	112,018
Alphabet, Inc., Class A (a)	6,969	834,190
Meta Platforms, Inc., Class A (a)	1,888	541,818
		1,488,026
Investment Banking & Brokerage - 0.3%
The Charles Schwab Corp.	1,236	70,056
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	268	82,699
Life Sciences Tools & Services - 1.7%
Danaher Corp.	514	123,360
IQVIA Holdings, Inc. (a)	1,003	225,444
		348,804
Managed Healthcare - 2.7%
Humana, Inc.	278	124,302
UnitedHealth Group, Inc.	908	436,421
		560,723
Movies & Entertainment - 0.4%
The Walt Disney Co. (a)	956	85,352
	Number of Shares	Fair Value
Multi-Line Insurance - 0.2%
American International Group, Inc.	673	$ 38,724
Multi-Sector Holdings - 1.3%
Berkshire Hathaway, Inc., Class B (a)	810	276,210
Multi-Utilities - 0.7%
Sempra Energy	957	139,330
Oil & Gas Equipment & Services - 0.7%
Schlumberger NV	3,025	148,588
Oil & Gas Exploration & Production - 2.1%
ConocoPhillips	2,378	246,385
Pioneer Natural Resources Co.	958	198,478
		444,863
Packaged Foods & Meats - 0.7%
Mondelez International, Inc., Class A	1,952	142,379
Personal Care Products - 0.2%
Estee Lauder Cos., Inc., Class A	229	44,971
Pharmaceuticals - 5.0%
AstraZeneca PLC ADR	924	66,131
Bristol-Myers Squibb Co.	1,642	105,006
Elanco Animal Health, Inc. (a)	2,702	27,182
Johnson & Johnson	2,659	440,118
Merck & Company, Inc.	3,465	399,826
		1,038,263
Property & Casualty Insurance - 1.0%
Chubb Ltd.	1,136	218,748
Rail Transportation - 0.3%
Union Pacific Corp.	333	68,138
Regional Banks - 0.2%
Regions Financial Corp.	1,755	31,274
Reinsurance - 0.1%
RenaissanceRe Holdings Ltd.	88	16,414
Restaurants - 0.6%
McDonald's Corp.	401	119,662

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street U.S. Equity V.I.S. Fund	5

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Semiconductor Materials & Equipment - 1.7%
Applied Materials, Inc.	1,997	$ 288,646
ASML Holding N.V.	98	71,026
		359,672
Semiconductors - 7.1%
Advanced Micro Devices, Inc. (a)(b)	2,179	248,210
NVIDIA Corp.	1,897	802,469
QUALCOMM, Inc.	2,733	325,336
Texas Instruments, Inc.	635	114,313
		1,490,328
Soft Drinks & Non-alcoholic Beverages - 1.1%
Monster Beverage Corp. (a)	1,509	86,677
PepsiCo, Inc.	737	136,507
		223,184
Specialty Chemicals - 1.0%
DuPont de Nemours, Inc.	559	39,935
Ecolab, Inc.	219	40,885
International Flavors & Fragrances, Inc.	1,695	134,905
		215,725
Systems Software - 8.4%
Microsoft Corp.	4,358	1,484,073
Oracle Corp.	1,198	142,670
ServiceNow, Inc. (a)	221	124,196
		1,750,939
Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	6,708	1,301,151
	Number of Shares	Fair Value
Telecom Tower REITs - 1.3%
American Tower Corp. (b)	1,421	$ 275,589
Trading Companies & Distributors - 1.7%
United Rentals, Inc.	708	315,322
WW Grainger, Inc.	48	37,852
		353,174
Transaction & Payment Processing Services - 4.0%
Fidelity National Information Services, Inc.	499	27,295
Mastercard, Inc., Class A	908	357,116
Visa, Inc., Class A	1,872	444,563
		828,974
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc. (a)	383	53,199
Total Common Stock (Cost $12,143,965)		20,078,728
Short-Term Investments - 3.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.07% (b)(c)(d) (Cost $742,793)	742,793	742,793
Total Investments (Cost $12,886,758)		20,821,521
Other Assets and Liabilities, net - 0.2%		39,892
NET ASSETS - 100.0%		$ 20,861,413

Other Information:
The Fund had the following long futures contracts open at June 30, 2023:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	September 2023	2	$ 438,254	$ 448,825	$ 10,571
During the period ended June 30, 2023, the average notional value related to long futures contracts was $180,746.
See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At June 30, 2023, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2023.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 20,078,728	$ —	$ —	$ 20,078,728
Short-Term Investments	742,793	—	—	742,793
Total Investments in Securities	$ 20,821,521	$ —	$ —	$ 20,821,521
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 10,571	$ —	$ —	$ 10,571
Total Other Financial Instruments	$ 10,571	$ —	$ —	$ 10,571

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	374,873	$374,873	$3,379,312	$3,011,392	$—	$—	742,793	$742,793	$12,463
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street U.S. Equity V.I.S. Fund	7

State Street U.S. Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/23 (a)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Inception date						1/3/95
Net asset value, beginning of period	$ 40.76	$ 56.55	$ 53.28	$ 46.97	$ 38.07	$ 44.20
Income/(loss) from investment operations:
Net investment income(b)	0.10	0.22	0.18	0.27	0.33	0.37
Net realized and unrealized gains/(losses) on investments	6.88	(10.93)	13.47	10.34	11.78	(1.90)
Total income/(loss) from investment operations	6.98	(10.71)	13.65	10.61	12.11	(1.53)
Less distributions from:
Net investment income	—	(0.24)	(0.22)	(0.27)	(0.32)	(0.41)
Net realized gains	—	(4.84)	(10.16)	(4.03)	(2.89)	(4.19)
Total distributions	—	(5.08)	(10.38)	(4.30)	(3.21)	(4.60)
Net asset value, end of period	$ 47.74	$ 40.76	$ 56.55	$ 53.28	$ 46.97	$ 38.07
Total Return(c)	17.12%	(18.91)%	25.49%	22.64%	31.77%	(3.40)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$20,861	$20,449	$29,595	$27,729	$25,951	$23,473
Ratios to average net assets:
Net expenses	0.95% (d)	0.88%	0.82%	0.86%	0.88%	0.80%
Gross expenses	0.95% (d)	0.88%	0.82%	0.86%	0.88%	0.80%
Net investment income	0.46% (d)	0.46%	0.30%	0.56%	0.74%	0.81%
Portfolio turnover rate	20%	33%	32%	38%	31%	41%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
8	Financial Highlights

State Street U.S. Equity V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2023 (Unaudited)
Assets
Investments in securities, at fair value (cost $12,143,965)	$ 20,078,728
Short-term affiliated investments, at fair value (cost $742,793)	742,793
Cash	472
Net cash collateral on deposit with broker for future contracts	19,328
Receivable for investments sold	174,550
Income receivables	12,221
Receivable for fund shares sold	502
Income receivable from affiliated investments	1,540
Receivable for accumulated variation margin on futures contracts	10,575
Total assets	21,040,709
Liabilities
Payable for investments purchased	129,238
Payable for fund shares redeemed	2,337
Payable to the Adviser	9,281
Payable for custody, fund accounting and sub-administration fees	8,044
Accrued other expenses	30,396
Total liabilities	179,296

Net Assets	$ 20,861,413
Net Assets Consist of:
Capital paid in	$ 12,113,457
Total distributable earnings (loss)	8,747,956
Net Assets	$ 20,861,413
Shares outstanding ($0.01 par value; unlimited shares authorized)	436,984
Net asset value per share	$ 47.74
The accompanying Notes are an integral part of these financial statements.
Statement of Assets and Liabilities	9

State Street U.S. Equity V.I.S. Fund
Statement of Operations — For the period ended June 30, 2023 (Unaudited)
Investment Income
Income
Dividend	$ 127,597
Income from affiliated investments	12,463
Less: Foreign taxes withheld	(150)
Total income	139,910
Expenses
Advisory and administration fees	54,777
Directors' fees	11,201
Custody, fund accounting and sub-administration fees	9,862
Professional fees	14,914
Printing and shareholder reports	2,512
Other expenses	879
Total expenses	94,145
Net investment income	$ 45,765
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 757,007
Futures	(7,335)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	2,404,692
Futures	10,571
Net realized and unrealized gain (loss) on investments	3,164,935
Net Increase in Net Assets Resulting from Operations	$ 3,210,700
The accompanying Notes are an integral part of these financial statements.
10	Statement of Operations

State Street U.S. Equity V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2023(a)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 45,765	$ 108,119
Net realized gain (loss) on investments and futures	749,672	1,487,131
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	2,415,263	(6,913,702)
Net increase (decrease) from operations	3,210,700	(5,318,452)
Distributions to shareholders:
Total distributions	—	(2,265,516)
Increase (decrease) in assets from operations and distributions	3,210,700	(7,583,968)
Share transactions:
Proceeds from sale of shares	178,810	231,552
Value of distributions reinvested	—	2,265,516
Cost of shares redeemed	(2,976,936)	(4,059,426)
Net increase (decrease) from share transactions	(2,798,126)	(1,562,358)
Total increase (decrease) in net assets	412,574	(9,146,326)
Net Assets
Beginning of period	20,448,839	29,595,165
End of period	$ 20,861,413	$ 20,448,839
Changes in Fund Shares
Shares sold	4,064	4,930
Issued for distributions reinvested	—	55,787
Shares redeemed	(68,747)	(82,353)
Net decrease in fund shares	(64,683)	(21,636)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	11

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements — June 30, 2023 (Unaudited)
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund (the "Fund"), State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
12	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2023 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Notes to Financial Statements	13

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2023, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2023, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2023 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 10,575	$ —	$ 10,575

14	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ (7,335)	$ —	$ (7,335)

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 10,571	$ —	$ 10,571
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.55%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2023 are disclosed in the Schedule of Investments.
5.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2023 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 3,906,762	$ 7,142,794
7.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending
Notes to Financial Statements	15

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
upon jurisdiction. As of December 31, 2022, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 13,078,200	$ 8,098,734	$ 344,842	$ 7,753,892
8.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
 The Fund had no outstanding loans as of June 30, 2023.
9.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
10.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
16	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund
Other Information — June 30, 2023 (Unaudited)
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund’s Program. The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period December 31, 2021 through December 31, 2022. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
Other Information	17

State Street U.S. Equity V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street U.S. Equity V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Directors reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 5, 2023 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2022, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
_________________________________________
1The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.

18	Other Information

State Street U.S. Equity V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of SSGA FM and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
Other Information	19

State Street U.S. Equity V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023, the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2023, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
20	Other Information

State Street U.S. Equity V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street U.S. Equity V.I.S. Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-, 3- and 10-year periods and was above the median of its Performance Group for the 5-year period. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1-year period and was above the median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1- and 10-year periods, was equal to the Benchmark for the 3-year period, and was above the Benchmark for the 5-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street U.S. Equity V.I.S. Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Other Information	21

State Street U.S. Equity V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
22	Other Information

[This page intentionally left blank]

Directors
Patrick J. Riley, Chairperson
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Richard D. Shirk
Mark E. Swanson
Officers
Ann M. Carpenter, President and Principal Executive Officer; Deputy Treasurer
Bruce S. Rosenberg, Treasurer and Principal Financial Officer
Chad C. Hallett, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
David Lancaster, Assistant Treasurer
John Bettencourt, Assistant Treasurer
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer, Code of Ethics Compliance Officer
Sean O'Malley, Chief Legal Officer
David Barr, Secretary
E. Gerard Maiorana, Jr., Assistant Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Semi-Annual Report
June 30, 2023
State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Semi-Annual Report
June 30, 2023 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Premier Growth Equity V.I.S. Fund
Fund Information — June 30, 2023 (Unaudited)
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Premier Growth Equity V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
State Street Premier Growth Equity V.I.S. Fund	1

State Street Premier Growth Equity V.I.S. Fund
Fund Information, continued — June 30, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $30,210 (in thousands) as of June 30, 2023 (a)(b)
Top Ten Largest Holdings
as of June 30, 2023 (as a % of Fair Value) (a)(b)
Microsoft Corp.	12.76%
Apple, Inc.	11.31%
Amazon.com, Inc.	7.16%
NVIDIA Corp.	5.40%
Alphabet, Inc., Class C	4.50%
Meta Platforms, Inc., Class A	3.93%
UnitedHealth Group, Inc.	3.86%
Visa, Inc., Class A	3.51%
Mastercard, Inc., Class A	3.02%
Alphabet, Inc., Class A	2.77%

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
2	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Understanding Your Fund’s Expenses — June 30, 2023 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value January 1, 2023	$1,000.00	$1,000.00
Ending Account value June 30, 2023	$1,306.40	$1,020.10
Expenses Paid During Period*	$ 5.43	$ 4.76
*	Expenses are equal to the Fund's annualized expense ratio of 0.95% (for the period January 1, 2023 - June 30, 2023), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

State Street Premier Growth Equity V.I.S. Fund	3

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 96.7% †
Apparel Retail - 1.1%
Ross Stores, Inc.	3,143	$ 352,425
Application Software - 3.7%
Adobe, Inc. (a)	1,197	585,321
Salesforce, Inc. (a)	2,692	568,712
		1,154,033
Automobile Manufacturers - 1.0%
Tesla, Inc. (a)(b)	1,129	295,538
Biotechnology - 2.7%
BioMarin Pharmaceutical, Inc. (a)(b)	4,050	351,054
Vertex Pharmaceuticals, Inc. (a)	1,341	471,911
		822,965
Broadline Retail - 7.0%
Amazon.com, Inc. (a)	16,590	2,162,672
Cable & Satellite - 1.1%
Charter Communications, Inc., Class A (a)	969	355,982
Consumer Staples Merchandise Retail - 2.2%
Costco Wholesale Corp.	1,245	670,283
Electrical Components & Equipment - 1.9%
Eaton Corp. PLC	2,874	577,961
Electronic Components - 1.5%
Amphenol Corp., Class A (b)	5,297	449,980
Financial Exchanges & Data - 1.5%
S&P Global, Inc.	1,194	478,663
Healthcare Equipment - 2.2%
Boston Scientific Corp. (a)	6,613	357,697
IDEXX Laboratories, Inc. (a)	659	330,970
		688,667
Home Improvement Retail - 1.5%
Lowe's Cos., Inc.	2,091	471,939
Industrial Machinery & Supplies & Components - 2.0%
Parker-Hannifin Corp.	1,587	618,993
Interactive Media & Services - 10.9%
Alphabet, Inc., Class C (a)	11,233	1,358,856
Alphabet, Inc., Class A (a)	6,985	836,105
Meta Platforms, Inc., Class A (a)	4,140	1,188,097
		3,383,058
	Number of Shares	Fair Value
Life Sciences Tools & Services - 1.3%
IQVIA Holdings, Inc. (a)	1,762	$ 396,045
Managed Healthcare - 3.8%
UnitedHealth Group, Inc.	2,426	1,166,033
Other Specialty Retail - 1.0%
Chewy, Inc., Class A (a)	7,888	311,339
Pharmaceuticals - 1.6%
AstraZeneca PLC ADR	6,849	490,183
Semiconductor Materials & Equipment - 2.0%
Applied Materials, Inc.	4,374	632,218
Semiconductors - 9.5%
Advanced Micro Devices, Inc. (a)	4,985	567,841
NVIDIA Corp.	3,860	1,632,857
QUALCOMM, Inc.	6,135	730,311
		2,931,009
Soft Drinks & Non-alcoholic Beverages - 1.7%
Monster Beverage Corp. (a)	9,226	529,941
Systems Software - 14.5%
Microsoft Corp.	11,318	3,854,232
ServiceNow, Inc. (a)	1,151	646,827
		4,501,059
Technology Hardware, Storage & Peripherals - 11.0%
Apple, Inc.	17,617	3,417,170
Telecom Tower REITs - 1.6%
American Tower Corp. (b)	2,484	481,747
Trading Companies & Distributors - 2.0%
United Rentals, Inc.	1,423	633,762
Transaction & Payment Processing Services - 6.4%
Mastercard, Inc., Class A	2,316	910,883
Visa, Inc., Class A	4,468	1,061,060
		1,971,943
Total Common Stock (Cost $13,808,378)		29,945,608

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Short-Term Investments - 0.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.07% (b)(c)(d) (Cost $264,687)	264,687	$ 264,687
Total Investments (Cost $14,073,065)		30,210,295
Other Assets and Liabilities, net - 2.4%		747,844
NET ASSETS - 100.0%		$ 30,958,139

Other Information:
The Fund had the following long futures contracts open at June 30, 2023:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	September 2023	4	$ 896,909	$ 897,650	$ 741
During the period ended June 30, 2023, the average notional value related to long futures contracts was $332,407.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At June 30, 2023, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2023.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 29,945,608	$ —	$ —	$ 29,945,608
Short-Term Investments	264,687	—	—	264,687
Total Investments in Securities	$ 30,210,295	$ —	$ —	$ 30,210,295
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 741	$ —	$ —	$ 741
Total Other Financial Instruments	$ 741	$ —	$ —	$ 741

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Premier Growth Equity V.I.S. Fund	5

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	500,571	$500,571	$3,294,343	$3,530,227	$—	$—	264,687	$264,687	$15,794
See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/23 (a)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Inception date						12/12/97
Net asset value, beginning of period	$ 77.05	$126.76	$122.96	$100.89	$ 82.51	$ 99.23
Income/(loss) from investment operations:
Net investment income (loss)(b)	(0.06)	(0.32)	(0.44)	(0.22)	0.03	0.12
Net realized and unrealized gains/(losses) on investments	23.67	(38.35)	31.51	34.12	30.84	(2.88)
Total income/(loss) from investment operations	23.61	(38.67)	31.07	33.90	30.87	(2.76)
Less distributions from:
Net investment income	—	—	—	(0.04)	—	(0.15)
Net realized gains	—	(11.04)	(27.27)	(11.79)	(12.49)	(13.81)
Total distributions	—	(11.04)	(27.27)	(11.83)	(12.49)	(13.96)
Net asset value, end of period	$100.66	$ 77.05	$126.76	$122.96	$100.89	$ 82.51
Total Return(c)	30.64%	(30.43)%	24.97%	33.61%	37.33%	(2.66)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$30,958	$25,498	$41,961	$39,144	$35,502	$30,369
Ratios to average net assets:
Net expenses	0.95% (d)	0.93%	0.88%	0.89%	0.91%	0.87%
Gross expenses	0.95% (d)	0.93%	0.88%	0.89%	0.91%	0.87%
Net investment income (loss)	(0.13)% (d)	(0.31)%	(0.32)%	(0.19)%	0.03%	0.11%
Portfolio turnover rate	13%	23%	30%	22%	22%	27%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	7

State Street Premier Growth Equity V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2023 (Unaudited)
Assets
Investments in securities, at fair value (cost $13,808,378)	$ 29,945,608
Short-term affiliated investments, at fair value (cost $264,687)	264,687
Receivable for investments sold	957,932
Income receivables	4,874
Receivable for fund shares sold	103
Income receivable from affiliated investments	2,486
Receivable for accumulated variation margin on futures contracts	750
Total assets	31,176,440
Liabilities
Net cash collateral on futures contracts due to broker	44
Payable for investments purchased	152,296
Payable for fund shares redeemed	7,149
Payable to the Adviser	16,155
Payable for custody, fund accounting and sub-administration fees	8,702
Accrued other expenses	33,955
Total liabilities	218,301

Net Assets	$ 30,958,139
Net Assets Consist of:
Capital paid in	$ 15,180,317
Total distributable earnings (loss)	15,777,822
Net Assets	$ 30,958,139
Shares outstanding ($0.01 par value; unlimited shares authorized)	307,540
Net asset value per share	$ 100.66
The accompanying Notes are an integral part of these financial statements.
8	Statement of Assets and Liabilities

State Street Premier Growth Equity V.I.S. Fund
Statement of Operations — For the period ended June 30, 2023 (Unaudited)
Investment Income
Income
Dividend	$ 97,431
Income from affiliated investments	15,794
Total income	113,225
Expenses
Advisory and administration fees	89,880
Directors' fees	11,223
Custody, fund accounting and sub-administration fees	10,337
Professional fees	14,942
Printing and shareholder reports	3,643
Other expenses	1,744
Total expenses	131,769
Net investment income	$ (18,544)
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ (416,675)
Futures	26,692
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	7,878,658
Futures	8,957
Net realized and unrealized gain (loss) on investments	7,497,632
Net Increase in Net Assets Resulting from Operations	$ 7,479,088
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	9

State Street Premier Growth Equity V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2023(a)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$ (18,544)	$ (98,064)
Net realized gain (loss) on investments and futures	(389,983)	1,629,901
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	7,887,615	(13,722,753)
Net increase (decrease) from operations	7,479,088	(12,190,916)
Distributions to shareholders:
Total distributions	—	(3,197,147)
Increase (decrease) in assets from operations and distributions	7,479,088	(15,388,063)
Share transactions:
Proceeds from sale of shares	193,830	256,572
Value of distributions reinvested	—	3,197,147
Cost of shares redeemed	(2,212,527)	(4,528,893)
Net increase (decrease) from share transactions	(2,018,697)	(1,075,174)
Total increase (decrease) in net assets	5,460,391	(16,463,237)
Net Assets
Beginning of period	25,497,748	41,960,985
End of period	$ 30,958,139	$ 25,497,748
Changes in Fund Shares
Shares sold	2,100	2,585
Issued for distributions reinvested	—	41,853
Shares redeemed	(25,474)	(44,556)
Net decrease in fund shares	(23,374)	(118)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
10	Statement of Operations

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements — June 30, 2023 (Unaudited)
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund (the "Fund"), State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
Notes to Financial Statements	11

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2023 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
12	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2023, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2023 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 750	$ —	$ 750

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 26,692	$ —	$ 26,692

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 8,957	$ —	$ 8,957
Notes to Financial Statements	13

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2023 are disclosed in the Schedule of Investments.
5.Directors' Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2023 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 3,411,200	$ 5,972,564
7.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2022, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
14	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
As of June 30, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 14,320,908	$ 16,313,998	$ 423,870	$ 15,890,128
8.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
 The Fund had no outstanding loans as of June 30, 2023.
9.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
10.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	15

State Street Premier Growth Equity V.I.S. Fund
Other Information — June 30, 2023 (Unaudited)
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund’s Program. The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period December 31, 2021 through December 31, 2022. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
16	Other Information

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street Premier Growth Equity V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Directors reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Directors were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  Following the April 5, 2023 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2022, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
__________________________________
1The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
Other Information	17

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of SSGA FM and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings, by Independent Counsel requesting specific information from each of:
18	Other Information

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees.  At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel.  The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2023, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund.  The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund.  The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
Other Information	19

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022.  For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge.  Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Premier Growth Equity V.I.S. Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods.  The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable.  Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Premier Growth Equity V.I.S. Fund. The Board considered that the Fund’s actual management fee was equal to the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions.  The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
20	Other Information

State Street Premier Growth Equity V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Director may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
Other Information	21

[This page intentionally left blank]

[This page intentionally left blank]

Directors
Patrick J. Riley, Chairperson
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Richard D. Shirk
Mark E. Swanson
Officers
Ann M. Carpenter, President and Principal Executive Officer; Deputy Treasurer
Bruce S. Rosenberg, Treasurer and Principal Financial Officer
Chad C. Hallett, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
David Lancaster, Assistant Treasurer
John Bettencourt, Assistant Treasurer
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer, Code of Ethics Compliance Officer
Sean O'Malley, Chief Legal Officer
David Barr, Secretary
E. Gerard Maiorana, Jr., Assistant Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Semi-Annual Report
June 30, 2023
State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Semi-Annual Report
June 30, 2023 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Income V.I.S. Fund
Fund Information — June 30, 2023 (Unaudited)
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Income V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
State Street Income V.I.S. Fund	1

State Street Income V.I.S. Fund
Fund Information, continued — June 30, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $11,842 (in thousands) as of June 30, 2023 (a)(b)
Quality Ratings
as of June 30, 2023 as a % of Fair Value (a)(b)
Moody’s / S&P / Rating*	Percentage of Fair Value
Aaa / AAA	4.92%
Aa / AA	52.61%
A / A	7.33%
Baa / BBB	16.24%
Ba / BB and lower	1.74%
NR / Other	17.16%
100.00%

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
*	Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.
2	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Understanding Your Fund’s Expenses — June 30, 2023 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value January 1, 2023	$1,000.00	$1,000.00
Ending Account value June 30, 2023	$1,016.40	$1,018.10
Expenses Paid During Period*	$ 6.75	$ 6.76
*	Expenses are equal to the Fund's annualized net expense ratio of 1.35% (for the period January 1, 2023 - June 30, 2023), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

State Street Income V.I.S. Fund	3

State Street Income V.I.S. Fund
Schedule of Investments — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 96.9% †
U.S. Treasuries - 27.4%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$ 137,000	$ 100,096
3.00%, 08/15/48 (a)	303,000	255,704
3.63%, 05/15/53 (a)	88,000	84,617
3.88%, 05/15/43 (a)	16,000	15,615
4.75%, 02/15/37 (a)	146,900	162,439
U.S. Treasury Notes
0.25%, 07/31/25 (a)	166,900	151,840
0.75%, 12/31/23 - 01/31/28 (a)	590,000	542,901
1.25%, 11/30/26 (a)	135,000	121,637
1.63%, 05/15/31 (a)	253,000	215,050
2.75%, 08/15/32 (a)	499,000	457,521
3.50%, 04/30/28 (a)	206,000	200,158
3.88%, 12/31/27 - 11/30/29 (a)	201,200	198,963
4.25%, 10/15/25 (a)	299,600	296,253
		2,802,794
Agency Mortgage Backed - 30.6%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49	305,541	273,955
4.50%, 06/01/33 - 02/01/35	1,158	1,141
5.00%, 07/01/35	14,394	14,429
5.50%, 01/01/38	14,146	14,528
6.00%, 04/01/29 - 11/01/37	46,098	48,055
6.50%, 02/01/29	17	18
6.93%, 06/01/26 (a)(b)	60,000	63,443
7.00%, 12/01/29 - 08/01/36	11,775	12,303
7.50%, 01/01/30 - 09/01/33	1,400	1,442
8.00%, 11/01/30	2,349	2,442
8.50%, 04/01/30	2,352	2,578
Federal National Mortgage Association
2.50%, 03/01/51	233,285	197,816
3.00%, 03/01/50	54,114	48,055
3.50%, 08/01/45 - 01/01/48	108,467	100,576
4.00%, 01/01/41 - 01/01/50	158,840	151,891
4.50%, 07/01/33 - 12/01/48	67,532	66,222
5.00%, 03/01/34 - 08/01/35	16,111	16,127
5.50%, 12/01/32 - 01/01/39	59,456	60,659
6.00%, 02/01/33 - 07/01/35	68,620	71,494
6.50%, 01/01/29 - 08/01/34	10,336	10,811
7.00%, 10/01/32 - 02/01/34	4,117	4,249
7.50%, 12/01/26 - 03/01/33	4,526	4,668
8.00%, 08/01/25 - 10/01/31	2,039	2,073
	Principal Amount	Fair Value
Federal National Mortgage Association 1.60% + 12 month USD LIBOR
4.97%, 04/01/37 (c)	$ 604	$ 594
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45	251,917	229,826
3.50%, 08/20/48	45,397	42,417
4.00%, 01/20/41 - 04/20/43	44,472	43,218
4.50%, 08/15/33 - 03/20/41	34,870	34,284
6.00%, 04/15/27 - 04/15/34	39,318	40,523
6.50%, 03/15/24 - 08/15/34	14,916	15,454
7.00%, 01/15/28 - 10/15/36	11,429	11,608
Government National Mortgage Association 1.50% + 1 year CMT Rate
2.75%, 12/20/24 (c)	100	98
3.63%, 02/20/26 (c)	60	58
Government National Mortgage Association, TBA
2.50%, 07/20/53 (d)	211,781	183,240
4.00%, 07/20/53 (d)	41,845	39,549
Uniform Mortgage-Backed Security, TBA
2.00%, 07/13/53 (d)	365,226	297,593
2.50%, 07/13/53 (d)	496,279	420,551
3.00%, 07/13/53 (d)	137,325	120,820
3.50%, 07/13/53 (d)	68,183	62,105
4.00%, 07/13/53 (d)	240,420	225,550
4.50%, 07/13/53 (d)	202,997	195,121
		3,131,584
Agency Collateralized Mortgage Obligations - 1.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29 (a)	55,000	49,059
4.05%, 09/25/28 (a)(c)	31,000	30,236
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (a)(e)	314	1
5.50%, 06/15/33 (a)(e)	7,161	1,131
7.50%, 07/15/27 (a)(e)	503	40
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (a)(f)	72	66
8.00%, 07/01/24 (a)(e)	41	1
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (a)(c)(e)	253,613	1,951

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Federal National Mortgage Association Interest STRIPS
7.50%, 11/25/23 (a)(e)**	$ 26	$ —
Federal National Mortgage Association REMIC
1.16%, 12/25/42 (a)(c)(e)	13,002	444
5.00%, 09/25/40 (a)(e)	3,278	346
Federal National Mortgage Association REMIC 6.00% - 1 month USD LIBOR
0.85%, 07/25/38 (a)(c)(e)	2,554	203
Federal National Mortgage Association REMIC 6.55% - 1 month USD LIBOR
1.40%, 11/25/41 (a)(c)(e)	117,921	13,682
Federal National Mortgage Association STRIPS
0.00%, 12/25/34 (a)(f)	6,231	5,060
4.50%, 08/25/35 - 01/25/36 (a)(e)	6,608	829
5.00%, 03/25/38 - 05/25/38 (a)(e)	4,322	653
5.50%, 12/25/33 (a)(e)	1,969	339
6.00%, 01/25/35 (a)(e)	3,551	605
8.00%, 07/25/24 (a)(e)	74	2
		104,648
Asset Backed - 0.0%*
Ford Credit Auto Owner Trust
0.56%, 10/15/24 (a)	2,815	2,808
		2,808
Corporate Notes - 30.1%
3M Co.
3.13%, 09/19/46 (a)	2,000	1,407
7-Eleven, Inc.
0.95%, 02/10/26 (a)(g)	5,000	4,467
Abbott Laboratories
3.75%, 11/30/26 (a)	6,000	5,853
4.90%, 11/30/46 (a)	8,000	8,064
AbbVie, Inc.
2.60%, 11/21/24 (a)	7,000	6,717
2.95%, 11/21/26 (a)	5,000	4,673
3.20%, 05/14/26 - 11/21/29 (a)	12,000	11,021
4.05%, 11/21/39 (a)	3,000	2,611
4.25%, 11/21/49 (a)	4,000	3,447
4.30%, 05/14/36 (a)	3,000	2,759
4.40%, 11/06/42 (a)	2,000	1,791
4.63%, 10/01/42 (a)	2,000	1,807
	Principal Amount	Fair Value
4.88%, 11/14/48 (a)	$ 3,000	$ 2,830
Advance Auto Parts, Inc.
3.90%, 04/15/30 (a)	5,000	4,293
5.95%, 03/09/28 (a)	10,000	9,862
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	3,000	2,732
AEP Texas, Inc.
3.45%, 05/15/51 (a)	8,000	5,712
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	5,000	5,143
Aetna, Inc.
3.50%, 11/15/24 (a)	4,000	3,881
Aircastle Ltd.
4.25%, 06/15/26 (a)	3,000	2,827
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	3,000	2,195
2.95%, 03/15/34 (a)	3,000	2,370
3.55%, 03/15/52 (a)	3,000	2,052
4.70%, 07/01/30 (a)	3,000	2,851
Allstate Corp.
4.20%, 12/15/46 (a)	4,000	3,275
Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(c)	9,000	8,888
Ally Financial, Inc.
2.20%, 11/02/28 (a)	3,000	2,401
Altria Group, Inc.
3.40%, 02/04/41 (a)	6,000	4,197
4.00%, 02/04/61 (a)	2,000	1,379
4.25%, 08/09/42 (a)	2,000	1,563
4.45%, 05/06/50 (a)	3,000	2,214
4.50%, 05/02/43 (a)	3,000	2,390
Amazon.com, Inc.
1.50%, 06/03/30 (a)	2,000	1,645
2.50%, 06/03/50 (a)	3,000	1,992
2.70%, 06/03/60 (a)	3,000	1,926
2.88%, 05/12/41 (a)	4,000	3,087
3.15%, 08/22/27 (a)	2,000	1,882
3.25%, 05/12/61 (a)	3,000	2,173
4.05%, 08/22/47 (a)	3,000	2,688
Ameren Corp.
3.65%, 02/15/26 (a)	5,000	4,764
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	3,000	2,492
3.25%, 03/01/50 (a)	3,000	2,051

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	5

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
American Tower Corp.
1.50%, 01/31/28 (a)	$ 4,000	$ 3,361
2.90%, 01/15/30 (a)	4,000	3,455
3.70%, 10/15/49 (a)	3,000	2,154
3.80%, 08/15/29 (a)	4,000	3,657
American Water Capital Corp.
2.95%, 09/01/27 (a)	8,000	7,393
Amgen, Inc.
2.45%, 02/21/30 (a)	2,000	1,712
3.00%, 01/15/52 (a)	4,000	2,670
3.15%, 02/21/40 (a)	5,000	3,825
5.51%, 03/02/26 (a)	5,000	4,988
5.60%, 03/02/43 (a)	5,000	5,012
5.65%, 03/02/53 (a)	5,000	5,069
5.75%, 03/02/63 (a)	5,000	5,082
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	7,000	6,816
4.90%, 02/01/46 (a)	8,000	7,641
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	5,000	4,654
4.35%, 06/01/40 (a)	5,000	4,597
4.38%, 04/15/38 (a)	8,000	7,425
4.50%, 06/01/50 (a)	3,000	2,773
4.75%, 04/15/58 (a)	6,000	5,562
5.55%, 01/23/49 (a)	2,000	2,106
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	4,000	2,618
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(g)	4,000	3,268
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (a)(c)(g)	5,000	4,193
Apple, Inc.
2.20%, 09/11/29 (a)	3,000	2,633
2.65%, 02/08/51 (a)	6,000	4,143
2.80%, 02/08/61 (a)	2,000	1,351
2.95%, 09/11/49 (a)	3,000	2,233
3.45%, 02/09/45 (a)	4,000	3,366
3.95%, 08/08/52 (a)	3,000	2,643
4.85%, 05/10/53 (a)	9,000	9,220
Applied Materials, Inc.
4.35%, 04/01/47 (a)	4,000	3,744
	Principal Amount	Fair Value
Aptiv PLC
4.40%, 10/01/46 (a)	$ 3,000	$ 2,336
ArcelorMittal SA
4.55%, 03/11/26 (a)	15,000	14,643
6.80%, 11/29/32 (a)	4,000	4,109
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	4,000	3,751
Ares Capital Corp.
2.88%, 06/15/28 (a)	3,000	2,482
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	3,000	2,149
Ascension Health
4.85%, 11/15/53 (a)	7,000	6,868
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	8,000	6,933
AstraZeneca PLC
3.00%, 05/28/51 (a)	5,000	3,711
4.00%, 01/17/29 (a)	3,000	2,901
4.38%, 08/17/48 (a)	2,000	1,871
AT&T, Inc.
2.75%, 06/01/31 (a)	10,000	8,439
3.65%, 06/01/51 (a)	9,000	6,603
3.85%, 06/01/60 (a)	7,000	5,078
4.35%, 03/01/29 (a)	2,000	1,920
4.50%, 05/15/35 (a)	3,000	2,756
4.55%, 03/09/49 (a)	2,000	1,696
4.75%, 05/15/46 (a)	2,000	1,766
Athene Holding Ltd.
4.13%, 01/12/28 (a)	4,000	3,647
6.15%, 04/03/30 (a)	5,000	5,014
Avangrid, Inc.
3.15%, 12/01/24 (a)	6,000	5,764
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	6,000	5,327
Bank of America Corp.
3.25%, 10/21/27 (a)	3,000	2,795
4.18%, 11/25/27 (a)	4,000	3,801
4.25%, 10/22/26 (a)	4,000	3,861
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(c)	3,000	2,563
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(c)	7,000	4,751

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Bank of America Corp. (3.37% fixed rate until 01/23/25; 1.07% + 3 month Term SOFR)
3.37%, 01/23/26 (a)(c)	$ 2,000	$ 1,920
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 month Term SOFR)
3.71%, 04/24/28 (a)(c)	4,000	3,753
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT Rate thereafter)
3.85%, 03/08/37 (a)(c)	4,000	3,416
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 month Term SOFR)
3.95%, 01/23/49 (a)(c)	4,000	3,234
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.93% + 3 month Term SOFR)
4.30%, 01/28/25 (a)(c)	7,000	6,255
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(c)	10,000	9,908
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 month Term SOFR)
4.63%, 09/20/26 (a)(c)	5,000	4,419
Bank of Nova Scotia (7.85% fixed rate until 10/12/23; 2.65% + 3 month USD LIBOR thereafter)
7.85%, 10/12/30 (a)(c)	8,000	6,637
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	3,000	3,032
BAT Capital Corp.
2.73%, 03/25/31 (a)	4,000	3,185
4.39%, 08/15/37 (a)	3,000	2,397
4.54%, 08/15/47 (a)	2,000	1,476
4.91%, 04/02/30 (a)	4,000	3,783
Baxter International, Inc.
1.92%, 02/01/27 (a)	11,000	9,774
3.13%, 12/01/51 (a)	3,000	1,985
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	7,000	6,654
	Principal Amount	Fair Value
4.67%, 06/06/47 (a)	$ 3,000	$ 2,750
4.69%, 12/15/44 (a)	2,000	1,820
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	2,000	1,840
3.70%, 07/15/30 (a)	3,000	2,753
3.80%, 07/15/48 (a)	3,000	2,316
4.25%, 10/15/50 (a)	2,000	1,618
6.13%, 04/01/36 (a)	3,000	3,130
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	6,000	4,179
4.25%, 01/15/49 (a)	4,000	3,641
Berry Global, Inc.
4.88%, 07/15/26 (a)(g)	6,000	5,785
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33 (a)	3,000	2,987
Biogen, Inc.
2.25%, 05/01/30 (a)	3,000	2,507
Block Financial LLC
2.50%, 07/15/28 (a)	3,000	2,555
3.88%, 08/15/30 (a)	3,000	2,647
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	4,000	3,838
Boeing Co.
2.70%, 02/01/27 (a)	4,000	3,656
2.95%, 02/01/30 (a)	4,000	3,480
3.25%, 03/01/28 (a)	3,000	2,733
3.75%, 02/01/50 (a)	2,000	1,502
5.04%, 05/01/27 (a)	5,000	4,943
5.15%, 05/01/30 (a)	5,000	4,952
5.81%, 05/01/50 (a)	3,000	2,984
Boston Properties LP
3.40%, 06/21/29 (a)	6,000	5,053
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	4,000	2,792
3.38%, 02/08/61 (a)	5,000	3,560
4.81%, 02/13/33 (a)	5,000	4,932
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 03/22/30 (a)(c)	7,000	6,367
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	2,000	1,607
2.35%, 11/13/40 (a)	2,000	1,405
2.95%, 03/15/32 (a)	5,000	4,416
3.20%, 06/15/26 (a)	2,000	1,915
3.40%, 07/26/29 (a)	2,000	1,856

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	7

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
4.13%, 06/15/39 (a)	$ 3,000	$ 2,737
4.25%, 10/26/49 (a)	3,000	2,663
4.55%, 02/20/48 (a)	2,000	1,865
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	6,000	5,058
Broadcom, Inc.
3.14%, 11/15/35 (a)(g)	3,000	2,299
3.42%, 04/15/33 (a)(g)	10,000	8,372
3.47%, 04/15/34 (a)(g)	2,000	1,639
4.15%, 11/15/30 (a)	4,000	3,676
4.30%, 11/15/32 (a)	4,000	3,665
Brooklyn Union Gas Co.
4.87%, 08/05/32 (a)(g)	11,000	10,331
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	1,766
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	3,000	2,835
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	4,000	3,485
4.55%, 09/01/44 (a)	5,000	4,597
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	3,000	2,834
4.95%, 06/01/47 (a)	4,000	3,577
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	3,000	2,697
3.50%, 05/01/50 (a)	3,000	2,313
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(g)	5,000	4,890
Capital One Financial Corp.
3.75%, 07/28/26 (a)	5,000	4,657
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	4,000	3,899
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	5,000	3,947
Carrier Global Corp.
2.72%, 02/15/30 (a)	3,000	2,585
Caterpillar, Inc.
3.25%, 09/19/49 - 04/09/50 (a)	6,000	4,723
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	3,000	2,422
3.75%, 02/15/52 (a)	3,000	2,130
Centene Corp.
3.00%, 10/15/30 (a)	3,000	2,502
3.38%, 02/15/30 (a)	14,000	12,038
4.25%, 12/15/27 (a)	18,000	16,843
	Principal Amount	Fair Value
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	$ 5,000	$ 4,178
Charles Schwab Corp.
2.45%, 03/03/27 (a)	29,000	26,045
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT rate thereafter)
4.00%, 12/01/30 (a)(c)	8,000	5,862
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(c)	26,000	26,111
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	4,000	2,702
3.70%, 04/01/51 (a)	15,000	9,519
4.80%, 03/01/50 (a)	5,000	3,763
5.05%, 03/30/29 (a)	6,000	5,721
5.75%, 04/01/48 (a)	3,000	2,566
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	5,000	4,980
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	9,000	8,265
Chevron USA, Inc.
3.85%, 01/15/28 (a)	4,000	3,904
3.90%, 11/15/24 (a)	4,000	3,931
Chubb INA Holdings, Inc.
4.35%, 11/03/45 (a)	4,000	3,622
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	3,000	2,479
Cigna Group
2.40%, 03/15/30 (a)	3,000	2,549
3.25%, 04/15/25 (a)	7,000	6,712
3.40%, 03/01/27 (a)	5,000	4,711
3.88%, 10/15/47 (a)	2,000	1,586
4.13%, 11/15/25 (a)	5,000	4,869
4.38%, 10/15/28 (a)	3,000	2,902
4.80%, 08/15/38 (a)	3,000	2,832
Cisco Systems, Inc.
5.90%, 02/15/39 (a)	3,000	3,320
Citigroup, Inc.
4.45%, 09/29/27 (a)	4,000	3,820
4.65%, 07/23/48 (a)	9,000	8,156
6.17%, 05/25/34 (a)(c)	5,000	5,035

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(c)	$ 6,000	$ 5,210
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 month Term SOFR)
3.88%, 01/24/39 (a)(c)	6,000	5,023
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 01/30/25 (a)(c)	6,000	5,162
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	6,000	5,661
Clorox Co.
1.80%, 05/15/30 (a)	4,000	3,276
CME Group, Inc.
3.75%, 06/15/28 (a)	2,000	1,914
CMS Energy Corp.
4.88%, 03/01/44 (a)	7,000	6,368
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	5,000	5,000
Coca-Cola Co.
2.60%, 06/01/50 (a)	3,000	2,103
2.75%, 06/01/60 (a)	3,000	2,069
Comcast Corp.
2.80%, 01/15/51 (a)	3,000	1,984
2.94%, 11/01/56 (a)	5,000	3,257
2.99%, 11/01/63 (a)	3,000	1,901
3.20%, 07/15/36 (a)	3,000	2,465
3.25%, 11/01/39 (a)	3,000	2,380
3.97%, 11/01/47 (a)	3,000	2,492
4.15%, 10/15/28 (a)	3,000	2,907
CommonSpirit Health
4.35%, 11/01/42 (a)	16,000	13,713
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	3,000	2,883
5.40%, 11/01/48 (a)	2,000	1,906
ConocoPhillips Co.
4.30%, 11/15/44 (a)	4,000	3,529
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	3,000	2,731
3.88%, 06/15/47 (a)	2,000	1,571
3.95%, 04/01/50 (a)	3,000	2,446
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	4,000	3,611
3.70%, 12/06/26 (a)	4,000	3,811
4.50%, 05/09/47 (a)	4,000	3,454
	Principal Amount	Fair Value
Continental Resources, Inc.
2.88%, 04/01/32 (a)(g)	$ 3,000	$ 2,309
3.80%, 06/01/24 (a)	10,000	9,800
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	15,000	13,063
Corning, Inc.
4.38%, 11/15/57 (a)	2,000	1,626
Corporate Office Properties LP
2.00%, 01/15/29 (a)	5,000	3,820
2.25%, 03/15/26 (a)	3,000	2,648
2.75%, 04/15/31 (a)	3,000	2,281
Crown Castle, Inc.
2.90%, 03/15/27 (a)	8,000	7,323
4.15%, 07/01/50 (a)	3,000	2,380
5.20%, 02/15/49 (a)	4,000	3,698
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	6,000	5,692
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	10,000	8,903
CubeSmart LP
2.50%, 02/15/32 (a)	3,000	2,383
4.38%, 02/15/29 (a)	3,000	2,817
CVS Health Corp.
3.00%, 08/15/26 (a)	4,000	3,750
3.25%, 08/15/29 (a)	3,000	2,692
3.63%, 04/01/27 (a)	3,000	2,847
3.75%, 04/01/30 (a)	3,000	2,751
4.25%, 04/01/50 (a)	3,000	2,481
4.78%, 03/25/38 (a)	3,000	2,765
5.00%, 12/01/24 (a)	6,000	5,924
5.13%, 07/20/45 (a)	2,000	1,848
5.30%, 06/01/33 - 12/05/43 (a)	9,000	8,816
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	4,000	3,933
6.02%, 06/15/26 (a)	3,000	3,043
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	2,000	1,761
3.25%, 11/15/39 (a)	3,000	2,444
3.40%, 11/15/49 (a)	3,000	2,350
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	4,000	3,425
3.50%, 12/01/29 (a)	3,000	2,704
4.40%, 03/24/51 (a)	3,000	2,379
Digital Realty Trust LP
3.60%, 07/01/29 (a)	6,000	5,340

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	9

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Discovery Communications LLC
3.95%, 03/20/28 (a)	$ 4,000	$ 3,724
4.95%, 05/15/42 (a)	2,000	1,578
5.00%, 09/20/37 (a)	3,000	2,564
Dollar General Corp.
3.50%, 04/03/30 (a)	4,000	3,583
4.13%, 04/03/50 (a)	4,000	3,134
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	5,000	4,844
Dominion Energy, Inc.
3.07%, 08/15/24 (a)(b)	5,000	4,831
3.38%, 04/01/30 (a)	6,000	5,371
Dover Corp.
2.95%, 11/04/29 (a)	3,000	2,637
Dow Chemical Co.
2.10%, 11/15/30 (a)	5,000	4,131
3.60%, 11/15/50 (a)	3,000	2,234
4.25%, 10/01/34 (a)	3,000	2,732
6.30%, 03/15/33 (a)	3,000	3,224
DTE Energy Co.
2.85%, 10/01/26 (a)	7,000	6,448
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	3,000	2,447
Duke Energy Corp.
2.55%, 06/15/31 (a)	6,000	4,967
3.30%, 06/15/41 (a)	7,000	5,167
3.50%, 06/15/51 (a)	7,000	5,076
3.75%, 09/01/46 (a)	5,000	3,798
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 09/16/24 (a)(c)	9,000	8,654
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	9,000	7,486
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(g)	7,000	6,279
Eastman Chemical Co.
4.65%, 10/15/44 (a)	4,000	3,368
Eaton Corp.
3.10%, 09/15/27 (a)	2,000	1,876
Edison International
4.95%, 04/15/25 (a)	8,000	7,855
EIDP, Inc.
2.30%, 07/15/30 (a)	4,000	3,345
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	3,000	2,426
Elevance Health, Inc.
2.88%, 09/15/29 (a)	3,000	2,646
	Principal Amount	Fair Value
3.60%, 03/15/51 (a)	$ 3,000	$ 2,296
3.70%, 09/15/49 (a)	3,000	2,325
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	8,000	6,406
Emerson Electric Co.
1.80%, 10/15/27 (a)	2,000	1,773
2.75%, 10/15/50 (a)	2,000	1,332
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	2,000	1,887
Enbridge, Inc.
1.60%, 10/04/26 (a)	5,000	4,456
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(c)	9,000	8,146
Energy Transfer LP
4.50%, 04/15/24 (a)	2,000	1,976
4.95%, 06/15/28 (a)	4,000	3,889
5.30%, 04/01/44 - 04/15/47 (a)	7,000	6,070
5.35%, 05/15/45 (a)	4,000	3,494
5.75%, 02/15/33 (a)	3,000	3,019
6.50%, 02/01/42 (a)	4,000	4,044
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 05/15/25 (a)(c)	19,000	17,080
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	4,000	3,982
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	6,000	5,087
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.29% + 3 month Term SOFR)
5.25%, 08/16/77 (a)(c)	3,000	2,624
EOG Resources, Inc.
4.95%, 04/15/50 (a)	3,000	2,963
5.10%, 01/15/36 (a)	2,000	1,926
Equinix, Inc.
1.25%, 07/15/25 (a)	5,000	4,566
2.15%, 07/15/30 (a)	4,000	3,237
Equinor ASA
3.25%, 11/18/49 (a)	4,000	3,004
ERP Operating LP
4.50%, 07/01/44 (a)	8,000	7,002

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	$ 3,000	$ 2,593
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	3,000	1,986
Eversource Energy
3.45%, 01/15/50 (a)	5,000	3,673
Exelon Corp.
4.05%, 04/15/30 (a)	5,000	4,687
4.45%, 04/15/46 (a)	5,000	4,259
4.70%, 04/15/50 (a)	4,000	3,542
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	4,000	3,513
3.45%, 04/15/51 (a)	4,000	3,122
FedEx Corp.
4.10%, 02/01/45 (a)	6,000	4,847
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (a)	4,000	3,570
1.65%, 03/01/28 (a)	3,000	2,536
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	7,000	5,816
Fiserv, Inc.
3.50%, 07/01/29 (a)	3,000	2,745
4.40%, 07/01/49 (a)	3,000	2,524
Florida Power & Light Co.
2.85%, 04/01/25 (a)	7,000	6,731
4.13%, 02/01/42 (a)	6,000	5,265
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	3,000	2,453
Flowserve Corp.
2.80%, 01/15/32 (a)	5,000	3,983
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	3,000	2,765
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	3,000	2,661
General Dynamics Corp.
4.25%, 04/01/50 (a)	3,000	2,751
General Mills, Inc.
3.00%, 02/01/51 (a)	3,000	2,123
General Motors Co.
5.20%, 04/01/45 (a)	3,000	2,558
5.40%, 04/01/48 (a)	2,000	1,725
6.13%, 10/01/25 (a)	4,000	4,026
6.80%, 10/01/27 (a)	3,000	3,116
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	2,000	1,787
2.35%, 01/08/31 (a)	4,000	3,140
	Principal Amount	Fair Value
5.25%, 03/01/26 (a)	$ 8,000	$ 7,876
5.85%, 04/06/30 (a)	15,000	14,870
Genuine Parts Co.
2.75%, 02/01/32 (a)	3,000	2,464
George Washington University
4.13%, 09/15/48 (a)	8,000	6,900
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	4,000	3,672
3.60%, 03/01/25 (a)(g)	9,000	8,687
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	2,000	1,449
3.50%, 02/01/25 (a)	4,000	3,879
3.65%, 03/01/26 (a)	2,000	1,925
4.15%, 03/01/47 (a)	5,000	4,342
4.60%, 09/01/35 (a)	3,000	2,896
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	5,000	4,643
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25 (a)	6,000	5,835
Glencore Funding LLC
3.88%, 04/27/51 (a)(g)	4,000	2,968
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	4,000	3,808
4.25%, 10/21/25 (a)	2,000	1,928
5.15%, 05/22/45 (a)	3,000	2,795
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(c)	5,000	3,999
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(c)	5,000	3,527
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(c)	5,000	3,694
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(c)	6,000	4,557
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 month Term SOFR)
3.81%, 04/23/29 (a)(c)	4,000	3,717

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	11

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.63% + 3 month Term SOFR)
4.02%, 10/31/38 (a)(c)	$ 2,000	$ 1,693
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 month Term SOFR)
4.22%, 05/01/29 (a)(c)	4,000	3,779
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	6,000	5,355
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(g)	5,000	4,960
2.60%, 10/15/25 (a)(g)	6,000	5,509
Halliburton Co.
5.00%, 11/15/45 (a)	4,000	3,620
Hartford Financial Services Group, Inc. (7.45% fixed rate until 07/31/23; 2.13% + 3 month USD LIBOR thereafter)
7.45%, 02/12/67 (a)(c)(g)	4,000	3,344
HCA, Inc.
3.13%, 03/15/27 (a)(g)	10,000	9,183
3.50%, 09/01/30 (a)	5,000	4,380
3.63%, 03/15/32 (a)(g)	3,000	2,605
4.63%, 03/15/52 (a)(g)	2,000	1,642
5.38%, 02/01/25 (a)	21,000	20,820
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(g)	3,000	2,478
3.20%, 06/01/50 (a)(g)	4,000	2,831
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	3,000	2,303
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	3,000	2,420
Hess Corp.
5.60%, 02/15/41 (a)	2,000	1,913
5.80%, 04/01/47 (a)	2,000	1,945
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	3,000	3,123
Highwoods Realty LP
4.13%, 03/15/28 (a)	3,000	2,628
4.20%, 04/15/29 (a)	4,000	3,396
Home Depot, Inc.
2.70%, 04/15/30 (a)	2,000	1,777
3.35%, 04/15/50 (a)	3,000	2,290
3.50%, 09/15/56 (a)	3,000	2,311
	Principal Amount	Fair Value
3.90%, 12/06/28 (a)	$ 4,000	$ 3,871
4.50%, 12/06/48 (a)	2,000	1,855
Honeywell International, Inc.
1.75%, 09/01/31 (a)	5,000	4,012
2.70%, 08/15/29 (a)	2,000	1,781
Hormel Foods Corp.
1.80%, 06/11/30 (a)	5,000	4,177
Humana, Inc.
1.35%, 02/03/27 (a)	3,000	2,611
2.15%, 02/03/32 (a)	3,000	2,367
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	5,000	4,008
Huntsman International LLC
4.50%, 05/01/29 (a)	4,000	3,662
Hyundai Capital America
1.30%, 01/08/26 (a)(g)	6,000	5,367
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	5,000	3,497
Ingredion, Inc.
3.90%, 06/01/50 (a)	2,000	1,486
Intel Corp.
2.00%, 08/12/31 (a)	4,000	3,262
2.45%, 11/15/29 (a)	6,000	5,201
2.80%, 08/12/41 (a)	3,000	2,139
3.10%, 02/15/60 (a)	3,000	1,920
5.63%, 02/10/43 (a)	3,000	3,049
5.70%, 02/10/53 (a)	3,000	3,056
5.90%, 02/10/63 (a)	3,000	3,094
Intercontinental Exchange, Inc.
1.85%, 09/15/32 (a)	2,000	1,540
2.65%, 09/15/40 (a)	2,000	1,422
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	8,000	7,576
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	6,000	5,160
Jabil, Inc.
3.95%, 01/12/28 (a)	2,000	1,868
4.25%, 05/15/27 (a)	8,000	7,627
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	15,000	14,720
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13%, 02/01/28 (a)(g)	6,000	5,757
5.75%, 04/01/33 (a)(g)	3,000	2,825
John Deere Capital Corp.
2.45%, 01/09/30 (a)	9,000	7,902

See Notes to Schedule of Investments and Notes to Financial Statements.
12	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Johnson & Johnson
3.63%, 03/03/37 (a)	$ 3,000	$ 2,700
Johnson Controls International PLC
4.50%, 02/15/47 (a)	3,000	2,620
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 month Term SOFR)
2.96%, 05/13/31 (a)(c)	3,000	2,567
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(c)	4,000	3,019
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 month Term SOFR)
3.88%, 07/24/38 (a)(c)	2,000	1,726
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 month Term SOFR)
3.90%, 01/23/49 (a)(c)	10,000	8,081
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 month Term SOFR)
4.01%, 04/23/29 (a)(c)	4,000	3,771
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 month Term SOFR)
4.03%, 07/24/48 (a)(c)	3,000	2,494
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 month Term SOFR)
4.49%, 03/24/31 (a)(c)	4,000	3,842
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 3 month Term SOFR)
4.60%, 02/01/25 (a)(c)	6,000	5,600
Kaiser Foundation Hospitals
3.00%, 06/01/51 (a)	5,000	3,506
Kenvue, Inc.
4.90%, 03/22/33 (a)(g)	26,000	26,290
5.05%, 03/22/53 (a)(g)	5,000	5,097
Keurig Dr Pepper, Inc.
3.20%, 05/01/30 (a)	3,000	2,691
	Principal Amount	Fair Value
3.80%, 05/01/50 (a)	$ 2,000	$ 1,579
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	2,000	1,661
5.00%, 03/01/43 (a)	2,000	1,724
6.38%, 03/01/41 (a)	4,000	4,016
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	8,000	7,087
5.05%, 02/15/46 (a)	8,000	6,846
5.20%, 06/01/33 (a)	3,000	2,906
KLA Corp.
3.30%, 03/01/50 (a)	3,000	2,259
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	4,000	3,795
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	4,000	3,814
Lear Corp.
4.25%, 05/15/29 (a)	3,000	2,816
Leidos, Inc.
3.63%, 05/15/25 (a)	3,000	2,877
4.38%, 05/15/30 (a)	5,000	4,606
5.75%, 03/15/33 (a)	3,000	2,985
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(g)	3,000	2,119
Life Storage LP
2.20%, 10/15/30 (a)	6,000	4,790
Lincoln National Corp.
4.35%, 03/01/48 (a)	6,000	4,332
Lincoln National Corp. (9.25% fixed rate until 12/01/27; 5.32% + 5 year CMT Rate thereafter)
9.25%, 12/01/27 (a)(c)	5,000	5,286
Lockheed Martin Corp.
4.50%, 05/15/36 (a)	3,000	2,896
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	3,000	2,538
1.70%, 09/15/28 - 10/15/30 (a)	6,000	4,956
3.00%, 10/15/50 (a)	3,000	1,965
4.05%, 05/03/47 (a)	4,000	3,216
5.63%, 04/15/53 (a)	4,000	3,994
LYB International Finance III LLC
3.63%, 04/01/51 (a)	3,000	2,082
Masco Corp.
3.50%, 11/15/27 (a)	2,000	1,872
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	3,000	2,377
3.25%, 11/15/25 (a)	7,000	6,617

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	13

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
McDonald's Corp.
3.60%, 07/01/30 (a)	$ 7,000	$ 6,513
3.63%, 09/01/49 (a)	3,000	2,367
4.88%, 12/09/45 (a)	7,000	6,691
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	16,000	15,682
Medtronic, Inc.
4.63%, 03/15/45 (a)	2,000	1,943
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	7,000	5,937
Merck & Co., Inc.
1.90%, 12/10/28 (a)	10,000	8,735
2.45%, 06/24/50 (a)	3,000	1,965
2.75%, 12/10/51 (a)	3,000	2,070
4.00%, 03/07/49 (a)	2,000	1,768
4.50%, 05/17/33 (a)	10,000	9,925
5.00%, 05/17/53 (a)	3,000	3,038
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	6,000	5,573
4.45%, 08/15/52 (a)	4,000	3,483
MetLife, Inc.
4.72%, 12/15/44 (a)	5,000	4,445
Microchip Technology, Inc.
2.67%, 09/01/23 (a)	6,000	5,968
Micron Technology, Inc.
3.37%, 11/01/41 (a)	3,000	2,093
3.48%, 11/01/51 (a)	3,000	1,999
Microsoft Corp.
2.40%, 08/08/26 (a)	4,000	3,754
2.68%, 06/01/60 (a)	3,000	2,009
2.92%, 03/17/52 (a)	5,000	3,716
3.45%, 08/08/36 (a)	3,000	2,735
3.50%, 02/12/35 (a)	3,000	2,807
Mid-America Apartments LP
2.88%, 09/15/51 (a)	5,000	3,244
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	4,000	3,296
Morgan Stanley
3.97%, 07/22/38 (a)(c)	7,000	5,938
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(c)	6,000	5,317
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(c)	10,000	7,569
	Principal Amount	Fair Value
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(c)	$ 11,000	$ 7,225
MPLX LP
2.65%, 08/15/30 (a)	3,000	2,513
Mylan, Inc.
5.20%, 04/15/48 (a)	3,000	2,334
Newmont Corp.
4.88%, 03/15/42 (a)	3,000	2,788
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(c)	5,000	4,651
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	6,000	4,950
NIKE, Inc.
3.38%, 03/27/50 (a)	2,000	1,620
NiSource, Inc.
3.60%, 05/01/30 (a)	5,000	4,504
3.95%, 03/30/48 (a)	2,000	1,605
5.25%, 03/30/28 (a)	20,000	20,020
NNN REIT, Inc.
4.00%, 11/15/25 (a)	4,000	3,808
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	4,000	3,279
Northern Trust Corp.
6.13%, 11/02/32 (a)	3,000	3,109
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	10,000	7,153
NOV, Inc.
3.60%, 12/01/29 (a)	3,000	2,675
Novant Health, Inc.
3.32%, 11/01/61 (a)	5,000	3,458
Novartis Capital Corp.
2.20%, 08/14/30 (a)	4,000	3,462
3.00%, 11/20/25 (a)	3,000	2,871
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	14,000	13,413
NVIDIA Corp.
2.85%, 04/01/30 (a)	4,000	3,628
3.50%, 04/01/50 (a)	2,000	1,625
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/51 (a)	5,000	3,347

See Notes to Schedule of Investments and Notes to Financial Statements.
14	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	$ 8,000	$ 8,122
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	3,000	2,670
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	2,000	1,608
ONEOK, Inc.
4.35%, 03/15/29 (a)	4,000	3,722
6.10%, 11/15/32 (a)	3,000	3,052
Oracle Corp.
2.95%, 04/01/30 (a)	7,000	6,111
3.60%, 04/01/50 (a)	4,000	2,856
3.65%, 03/25/41 (a)	3,000	2,311
3.80%, 11/15/37 (a)	3,000	2,453
3.95%, 03/25/51 (a)	3,000	2,265
4.00%, 07/15/46 - 11/15/47 (a)	7,000	5,388
4.10%, 03/25/61 (a)	3,000	2,208
5.55%, 02/06/53 (a)	3,000	2,907
6.15%, 11/09/29 (a)	8,000	8,334
6.90%, 11/09/52 (a)	3,000	3,362
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	3,000	2,829
2.57%, 02/15/30 (a)	3,000	2,587
3.36%, 02/15/50 (a)	3,000	2,196
Owens Corning
4.40%, 01/30/48 (a)	3,000	2,483
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	3,000	2,573
2.50%, 02/01/31 (a)	4,000	3,138
3.00%, 06/15/28 (a)	5,000	4,331
3.30%, 08/01/40 (a)	4,000	2,700
3.50%, 08/01/50 (a)	3,000	1,913
4.30%, 03/15/45 (a)	5,000	3,564
PacifiCorp
2.70%, 09/15/30 (a)	3,000	2,499
2.90%, 06/15/52 (a)	8,000	4,993
6.25%, 10/15/37 (a)	2,000	1,999
Paramount Global
2.90%, 01/15/27 (a)	3,000	2,699
3.70%, 06/01/28 (a)	2,000	1,780
5.25%, 04/01/44 (a)	3,000	2,279
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	3,000	2,730
4.50%, 09/15/29 (a)	3,000	2,917
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	4,000	3,720
3.25%, 06/01/50 (a)	2,000	1,447
	Principal Amount	Fair Value
PepsiCo, Inc.
1.63%, 05/01/30 (a)	$ 3,000	$ 2,498
2.75%, 10/21/51 (a)	5,000	3,592
Petroleos Mexicanos
5.35%, 02/12/28 (a)	10,000	8,202
6.70%, 02/16/32 (a)	10,000	7,618
7.69%, 01/23/50 (a)	10,000	6,771
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	14,000	13,770
4.75%, 05/19/33 (a)	10,000	9,966
5.34%, 05/19/63 (a)	5,000	5,060
Pfizer, Inc.
2.70%, 05/28/50 (a)	6,000	4,225
3.90%, 03/15/39 (a)	3,000	2,686
4.40%, 05/15/44 (a)	2,000	1,898
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	4,000	3,741
2.10%, 05/01/30 (a)	3,000	2,483
4.13%, 03/04/43 (a)	2,000	1,633
5.13%, 02/15/30 (a)	16,000	15,825
5.38%, 02/15/33 (a)	5,000	4,991
5.63%, 11/17/29 (a)	7,000	7,132
Phillips 66 Co.
2.15%, 12/15/30 (a)	6,000	4,897
3.15%, 12/15/29 (a)	6,000	5,237
3.30%, 03/15/52 (a)	3,000	2,063
3.75%, 03/01/28 (a)	3,000	2,813
4.68%, 02/15/45 (a)	4,000	3,417
Pilgrim's Pride Corp.
6.25%, 07/01/33 (a)	5,000	4,864
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	9,000	8,114
2.15%, 01/15/31 (a)	5,000	4,094
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	3,000	2,642
Precision Castparts Corp.
4.38%, 06/15/45 (a)	4,000	3,576
Progressive Corp.
3.00%, 03/15/32 (a)	8,000	6,991
Prologis LP
3.05%, 03/01/50 (a)	5,000	3,450
3.25%, 06/30/26 (a)	4,000	3,791
Prospect Capital Corp.
3.36%, 11/15/26 (a)	7,000	5,896
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	5,000	3,983

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	15

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(c)	$ 5,000	$ 4,804
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	5,000	4,743
PVH Corp.
4.63%, 07/10/25 (a)	5,000	4,831
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	3,000	2,716
4.50%, 05/20/52 (a)	4,000	3,640
Quanta Services, Inc.
2.35%, 01/15/32 (a)	3,000	2,361
3.05%, 10/01/41 (a)	3,000	2,082
Raytheon Technologies Corp.
1.90%, 09/01/31 (a)	5,000	3,996
2.82%, 09/01/51 (a)	3,000	2,015
3.95%, 08/16/25 (a)	2,000	1,959
4.15%, 05/15/45 (a)	3,000	2,558
4.45%, 11/16/38 (a)	2,000	1,844
Realty Income Corp.
2.85%, 12/15/32 (a)	3,000	2,445
3.00%, 01/15/27 (a)	3,000	2,772
3.25%, 01/15/31 (a)	3,000	2,623
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	6,000	4,782
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	8,000	7,835
Republic Services, Inc.
5.00%, 04/01/34 (a)	5,000	4,984
Reynolds American, Inc.
4.45%, 06/12/25 (a)	4,000	3,889
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	4,000	3,514
Rockwell Automation, Inc.
4.20%, 03/01/49 (a)	2,000	1,789
Rogers Communications, Inc.
5.00%, 03/15/44 (a)	2,000	1,771
Roper Technologies, Inc.
2.95%, 09/15/29 (a)	2,000	1,770
Ross Stores, Inc.
4.70%, 04/15/27 (a)	3,000	2,924
Royalty Pharma PLC
0.75%, 09/02/23 (a)	5,000	4,952
1.20%, 09/02/25 (a)	5,000	4,515
1.75%, 09/02/27 (a)	3,000	2,583
2.20%, 09/02/30 (a)	3,000	2,413
	Principal Amount	Fair Value
RPM International, Inc.
3.75%, 03/15/27 (a)	$ 2,000	$ 1,877
Ryder System, Inc.
2.90%, 12/01/26 (a)	5,000	4,576
Salesforce, Inc.
1.95%, 07/15/31 (a)	6,000	4,953
2.70%, 07/15/41 (a)	3,000	2,198
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	4,000	3,768
Schlumberger Investment SA
4.85%, 05/15/33 (a)	10,000	9,857
Sealed Air Corp.
1.57%, 10/15/26 (a)(g)	10,000	8,705
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	3,000	2,767
Sempra Energy
3.80%, 02/01/38 (a)	2,000	1,657
4.00%, 02/01/48 (a)	4,000	3,111
Sempra Energy (4.13% fixed rate until 01/01/27; 2.87% + 5 year CMT Rate thereafter)
4.13%, 04/01/52 (a)(c)	7,000	5,667
Shell International Finance BV
3.75%, 09/12/46 (a)	6,000	4,898
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	2,000	1,986
3.20%, 09/23/26 (a)	3,000	2,816
Simon Property Group LP
3.38%, 06/15/27 (a)	4,000	3,718
Sonoco Products Co.
2.85%, 02/01/32 (a)	3,000	2,499
Southern California Edison Co.
4.00%, 04/01/47 (a)	9,000	7,173
4.20%, 03/01/29 (a)	8,000	7,606
Southern Co.
3.70%, 04/30/30 (a)	6,000	5,510
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (a)	4,000	3,087
4.40%, 05/30/47 (a)	2,000	1,661
Southwest Airlines Co.
2.63%, 02/10/30 (a)	7,000	5,962
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	5,000	4,601
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	2,000	1,879

See Notes to Schedule of Investments and Notes to Financial Statements.
16	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
4.50%, 03/15/45 (a)	$ 3,000	$ 2,470
Stanley Black & Decker, Inc.
3.00%, 05/15/32 (a)	3,000	2,550
Starbucks Corp.
4.00%, 11/15/28 (a)	4,000	3,839
Stryker Corp.
1.95%, 06/15/30 (a)	7,000	5,851
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	3,000	2,321
Sysco Corp.
3.25%, 07/15/27 (a)	2,000	1,869
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	15,000	14,210
4.00%, 04/14/32 (a)	3,000	2,749
Tampa Electric Co.
2.40%, 03/15/31 (a)	8,000	6,557
3.45%, 03/15/51 (a)	5,000	3,588
4.35%, 05/15/44 (a)	6,000	5,059
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	8,000	7,661
Target Corp.
1.95%, 01/15/27 (a)	2,000	1,831
Teck Resources Ltd.
5.40%, 02/01/43 (a)	2,000	1,818
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	4,000	3,587
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	5,000	3,722
Time Warner Cable LLC
6.55%, 05/01/37 (a)	3,000	2,885
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	17,000	14,994
3.75%, 04/15/27 (a)	4,000	3,789
4.50%, 04/15/50 (a)	3,000	2,578
4.80%, 07/15/28 (a)	15,000	14,723
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	11,000	9,510
4.46%, 06/08/32 (a)	3,000	2,850
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 year Swap Rate thereafter)
3.63%, 09/15/31 (a)(c)	6,000	5,527
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	3,000	2,801
	Principal Amount	Fair Value
Tractor Supply Co.
5.25%, 05/15/33 (a)	$ 5,000	$ 4,957
Trane Technologies Luxembourg Finance SA
3.55%, 11/01/24 (a)	5,000	4,851
3.80%, 03/21/29 (a)	4,000	3,768
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	7,000	6,681
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(c)	9,000	8,611
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	4,000	3,766
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	4,000	2,577
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 09/01/24 (a)(c)	9,000	7,627
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	4,000	3,512
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	3,000	2,806
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	3,000	2,898
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(c)	11,000	9,974
UDR, Inc.
2.10%, 08/01/32 (a)	3,000	2,281
3.00%, 08/15/31 (a)	3,000	2,549
Union Pacific Corp.
3.55%, 05/20/61 (a)	4,000	2,960
3.80%, 04/06/71 (a)	5,000	3,832
4.10%, 09/15/67 (a)	5,000	4,143
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	6,000	5,053
4.20%, 05/15/32 (a)	3,000	2,863
4.45%, 12/15/48 (a)	4,000	3,646
4.75%, 07/15/45 - 05/15/52 (a)	8,000	7,623
5.05%, 04/15/53 (a)	5,000	4,964
5.20%, 04/15/63 (a)	5,000	4,988
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	21,000	19,942

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	17

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	$ 5,000	$ 5,012
Ventas Realty LP
3.25%, 10/15/26 (a)	7,000	6,417
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	6,000	4,826
3.00%, 03/22/27 (a)	4,000	3,737
3.40%, 03/22/41 (a)	4,000	3,085
3.55%, 03/22/51 (a)	3,000	2,240
3.70%, 03/22/61 (a)	6,000	4,364
4.40%, 11/01/34 (a)	3,000	2,767
Viatris, Inc.
1.65%, 06/22/25 (a)	16,000	14,729
4.00%, 06/22/50 (a)	4,000	2,646
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	5,000	3,975
Visa, Inc.
2.70%, 04/15/40 (a)	4,000	3,069
Vistra Operations Co. LLC
3.55%, 07/15/24 (a)(g)	6,000	5,795
Vontier Corp.
2.40%, 04/01/28 (a)	6,000	5,009
2.95%, 04/01/31 (a)	4,000	3,199
Vornado Realty LP
2.15%, 06/01/26 (a)	4,000	3,388
Vulcan Materials Co.
3.90%, 04/01/27 (a)	2,000	1,923
Walmart, Inc.
1.80%, 09/22/31 (a)	3,000	2,491
2.50%, 09/22/41 (a)	3,000	2,235
Walt Disney Co.
2.65%, 01/13/31 (a)	4,000	3,481
3.38%, 11/15/26 (a)	3,000	2,855
3.60%, 01/13/51 (a)	2,000	1,592
4.75%, 11/15/46 (a)	2,000	1,885
6.65%, 11/15/37 (a)	4,000	4,632
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)	17,000	15,063
Waste Connections, Inc.
2.20%, 01/15/32 (a)	3,000	2,426
2.95%, 01/15/52 (a)	3,000	2,057
WEC Energy Group, Inc.
3.55%, 06/15/25 (a)	2,000	1,913
Wells Fargo & Co.
4.15%, 01/24/29 (a)	7,000	6,633
4.75%, 12/07/46 (a)	2,000	1,701
5.88%, 06/15/25 (a)(c)	13,000	12,757
	Principal Amount	Fair Value
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(c)	$ 8,000	$ 7,498
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(c)	2,000	1,784
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(c)	7,000	5,136
Westlake Corp.
2.88%, 08/15/41 (a)	3,000	2,001
3.13%, 08/15/51 (a)	3,000	1,881
3.38%, 08/15/61 (a)	2,000	1,219
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(c)	7,000	6,543
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(c)	3,000	2,617
Weyerhaeuser Co.
4.00%, 03/09/52 (a)	3,000	2,395
Williams Cos., Inc.
3.75%, 06/15/27 (a)	3,000	2,833
4.85%, 03/01/48 (a)	3,000	2,611
4.90%, 01/15/45 (a)	4,000	3,499
5.40%, 03/04/44 (a)	2,000	1,847
Willis North America, Inc.
3.88%, 09/15/49 (a)	4,000	2,910
Workday, Inc.
3.50%, 04/01/27 (a)	3,000	2,844
3.70%, 04/01/29 (a)	8,000	7,422
WPP Finance 2010
3.75%, 09/19/24 (a)	8,000	7,760
Xcel Energy, Inc.
3.40%, 06/01/30 (a)	3,000	2,673
Yamana Gold, Inc.
2.63%, 08/15/31 (a)	4,000	3,118
Zoetis, Inc.
3.00%, 09/12/27 (a)	3,000	2,795
3.90%, 08/20/28 (a)	4,000	3,839
5.60%, 11/16/32 (a)	10,000	10,453
		3,079,411

See Notes to Schedule of Investments and Notes to Financial Statements.
18	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Non-Agency Collateralized Mortgage Obligations - 6.5%
Bank
3.18%, 09/15/60 (a)	$ 158,000	$ 142,494
4.41%, 11/15/61 (a)(c)	66,000	62,607
BPR Trust 1.90% + 1 month Term SOFR
7.05%, 04/15/37 (a)(c)(g)	24,770	24,116
Cantor Commercial Real Estate Lending
3.01%, 01/15/53 (a)	34,000	29,164
CD Mortgage Trust
2.91%, 08/15/57 (a)	63,000	53,826
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (a)(c)	31,273	28,490
COMM Mortgage Trust
4.53%, 02/10/47 (a)(c)	25,000	24,390
GS Mortgage Securities Trust
2.75%, 09/10/52 (a)	105,000	89,292
3.05%, 11/10/52 (a)	56,000	48,343
4.14%, 03/10/51 (a)(c)	25,000	22,471
4.56%, 11/10/48 (a)(c)	25,000	18,794
JPMBB Commercial Mortgage Securities Trust
4.81%, 11/15/48 (a)(c)	20,000	15,175
MASTR Alternative Loan Trust
5.00%, 08/25/18 (a)(e)	718	39
Morgan Stanley Bank of America Merrill Lynch Trust
0.98%, 03/15/48 (a)(c)(e)	310,143	2,801
Wells Fargo Commercial Mortgage Trust
4.32%, 08/15/50 (a)	28,250	21,499
WFRBS Commercial Mortgage Trust
4.26%, 12/15/46 (a)	25,000	24,757
4.35%, 03/15/47 (a)(c)	58,000	56,819
		665,077
Sovereign Bonds - 0.6%
Mexico Government International Bonds
4.75%, 03/08/44 (a)	20,000	17,167
Peruvian Government International Bonds
1.86%, 12/01/32 (a)	10,000	7,704
2.78%, 12/01/60 (a)	15,000	9,137
5.63%, 11/18/50 (a)	11,000	11,280
	Principal Amount	Fair Value
Uruguay Government International Bonds
5.10%, 06/18/50 (a)	$ 14,040	$ 14,023
		59,311
Municipal Bonds and Notes - 0.7%
American Municipal Power, Inc., OH
6.27%, 02/15/50 (a)	15,000	16,453
Board of Regents of the University of Texas System, TX
3.35%, 08/15/47 (a)	10,000	8,048
Port Authority of New York & New Jersey, NY
4.46%, 10/01/62 (a)	25,000	22,836
State of California, CA
4.60%, 04/01/38 (a)	15,000	14,379
State of Illinois, IL
5.10%, 06/01/33 (a)	10,000	9,827
		71,543
Total Bonds and Notes (Cost $10,838,164)		9,917,176
	Number of Shares
Domestic Equity - 0.2%
Preferred Stock - 0.2%
Wells Fargo & Co. 5.85%, (5.85% fixed rate until 09/15/23; 3.09% + 3 month USD LIBOR thereafter) (Cost $23,300) (a)(c)	932	23,309
Total Investments in Securities (Cost $10,861,464)		9,940,485
Short-Term Investments - 18.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.07% (h)(i) (Cost $1,901,878)	1,901,878	1,901,878
Total Investments (Cost $12,763,342)		11,842,363
Liabilities in Excess of Other Assets, net - (15.7)%		(1,607,669)
NET ASSETS - 100.0%		$ 10,234,694

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	19

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
Other Information:
Centrally Cleared Credit Default Swaps
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$404	5.00%/ Quarterly	12/20/27	$13,142	$(14,443)	$27,585
The Fund had the following long futures contracts open at June 30, 2023:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	September 2023	4	$ 825,164	$ 813,409	$ (11,755)
5 Yr. U.S. Treasury Notes Futures	September 2023	11	1,198,639	1,178,031	(20,608)
10 Yr. U.S. Treasury Ultra Futures	September 2023	6	716,746	710,625	(6,121)
					$ (38,484)
The Fund had the following short futures contracts open at June 30, 2023:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	September 2023	4	$ (457,498)	$ (449,062)	$ 8,436
U.S. Ultra Bond Futures	September 2023	1	(134,467)	(136,219)	(1,752)
					$ 6,684
During the period ended June 30, 2023, average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$1,920,233	$612,942	$407,355
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2023, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)	Step coupon bond.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.

See Notes to Schedule of Investments and Notes to Financial Statements.
20	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to $233,998 or 2.29% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2023.
**	Amount is less than $0.50.
*	Less than 0.05%.
Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$ —	$ 2,802,794	$ —	$ 2,802,794
Agency Mortgage Backed	—	3,131,584	—	3,131,584
Agency Collateralized Mortgage Obligations	—	104,648	—	104,648
Asset Backed	—	2,808	—	2,808
Corporate Notes	—	3,079,411	—	3,079,411
Non-Agency Collateralized Mortgage Obligations	—	665,077	—	665,077
Sovereign Bonds	—	59,311	—	59,311
Municipal Bonds and Notes	—	71,543	—	71,543
Preferred Stock	23,309	—	—	23,309
Short-Term Investments	1,901,878	—	—	1,901,878
Total Investments in Securities	$ 1,925,187	$ 9,917,176	$ —	$ 11,842,363
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	$ —	$ 27,585	$ —	$ 27,585
Long Futures Contracts - Unrealized Depreciation	(38,484)	—	—	(38,484)
Short Futures Contracts - Unrealized Appreciation	8,436	—	—	8,436
Short Futures Contracts - Unrealized Depreciation	(1,752)	—	—	(1,752)
Total Other Financial Instruments	$ (31,800)	$ 27,585	$ —	$ (4,215)

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	21

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	2,022,424	$2,022,424	$2,387,401	$2,507,947	$—	$—	1,901,878	$1,901,878	$46,908
See Notes to Schedule of Investments and Notes to Financial Statements.
22	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/23 (a)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Inception date						1/3/95
Net asset value, beginning of period	$ 9.73	$ 11.86	$ 12.48	$ 12.00	$ 11.07	$ 11.49
Income/(loss) from investment operations:
Net investment income(b)	0.12	0.17	0.12	0.19	0.24	0.25
Net realized and unrealized gains/(losses) on investments	0.04	(1.87)	(0.35)	0.65	0.71	(0.41)
Total income/(loss) from investment operations	0.16	(1.70)	(0.23)	0.84	0.95	(0.16)
Less distributions from:
Net investment income	—	(0.29)	(0.28)	(0.32)	(0.02)	(0.26)
Net realized gains	—	(0.14)	(0.11)	(0.04)	—	—
Total distributions	—	(0.43)	(0.39)	(0.36)	(0.02)	(0.26)
Net asset value, end of period	$ 9.89	$ 9.73	$ 11.86	$ 12.48	$ 12.00	$ 11.07
Total Return(c)	1.64%	(14.38)%	(1.81)%	7.03%	8.62%	(1.42)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$10,235	$10,616	$14,766	$17,435	$17,112	$18,685
Ratios to average net assets:
Net expenses	1.35% (d)	1.24%	1.06%	1.06%	1.06%	1.00%
Gross expenses	1.35% (d)	1.24%	1.06%	1.06%	1.06%	1.00%
Net investment income	2.51% (d)	1.62%	1.01%	1.50%	2.05%	2.25%
Portfolio turnover rate	30% (e)	51% (e)	81% (e)	120% (e)	90%	182%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
(e)	The portfolio turnover calculated for the period ended 6/30/23 and fiscal years ended 12/31/22 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 133%, 178%, 183% and 277%, respectively.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	23

State Street Income V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2023 (Unaudited)
Assets
Investments in securities, at fair value (cost $10,861,464)	$ 9,940,485
Short-term affiliated investments, at fair value (cost $1,901,878)	1,901,878
Cash	1,125
Net cash collateral on deposit with broker for future contracts	31,617
Receivable for investments sold	343,961
Income receivables	64,764
Receivable for fund shares sold	290
Income receivable from affiliated investments	8,419
Receivable for accumulated variation margin on swap contracts	13,760
Total assets	12,306,299
Liabilities
Net cash collateral on swap contracts due to broker	10,669
Payable for investments purchased	1,977,403
Payable for fund shares redeemed	661
Payable for accumulated variation margin on futures contracts	31,785
Payable to the Adviser	4,107
Payable for custody, fund accounting and sub-administration fees	17,336
Accrued other expenses	29,644
Total liabilities	2,071,605

Net Assets	$ 10,234,694
Net Assets Consist of:
Capital paid in	$ 11,815,564
Total distributable earnings (loss)	(1,580,870)
Net Assets	$ 10,234,694
Shares outstanding ($0.01 par value; unlimited shares authorized)	1,034,558
Net asset value per share	$ 9.89
The accompanying Notes are an integral part of these financial statements.
24	Statement of Assets and Liabilities

State Street Income V.I.S. Fund
Statement of Operations — For the period ended June 30, 2023 (Unaudited)
Investment Income
Income
Dividend	$ 1,042
Interest	155,235
Income from affiliated investments	46,908
Total income	203,185
Expenses
Advisory and administration fees	26,308
Directors' fees	11,165
Custody, fund accounting and sub-administration fees	14,958
Professional fees	16,878
Printing and shareholder reports	1,766
Other expenses	652
Total expenses before waivers	71,727
Less: Fees waived by the adviser	(684)
Net expenses	71,043
Net investment income	$ 132,142
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ (188,312)
Futures	(6,985)
Swap contracts	7,527
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	266,372
Futures	(39,485)
Swap contracts	8,993
Net realized and unrealized gain (loss) on investments	48,110
Net Increase in Net Assets Resulting from Operations	$ 180,252
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	25

State Street Income V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2023(a)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 132,142	$ 195,470
Net realized gain (loss) on investments, futures and swap contracts	(187,770)	(627,344)
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	235,880	(1,538,893)
Net increase (decrease) from operations	180,252	(1,970,767)
Distributions to shareholders:
Total distributions	—	(446,838)
Increase (decrease) in assets from operations and distributions	180,252	(2,417,605)
Share transactions:
Proceeds from sale of shares	314,260	654,513
Value of distributions reinvested	—	446,838
Cost of shares redeemed	(875,944)	(2,833,564)
Net increase (decrease) from share transactions	(561,684)	(1,732,213)
Total increase (decrease) in net assets	(381,432)	(4,149,818)
Net Assets
Beginning of period	10,616,126	14,765,944
End of period	$ 10,234,694	$ 10,616,126
Changes in Fund Shares
Shares sold	31,608	58,331
Issued for distributions reinvested	—	45,783
Shares redeemed	(87,624)	(259,005)
Net decrease in fund shares	(56,016)	(154,891)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
26	Statements of Changes in Net Assets

State Street Income V.I.S. Fund
Notes to Financial Statements — June 30, 2023 (Unaudited)
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund (the "Fund") and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair
Notes to Financial Statements	27

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2023 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
28	Notes to Financial Statements

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2023, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the period ended June 30, 2023, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Notes to Financial Statements	29

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
4.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2023, the Fund entered into futures contracts to manage interest rate risk.
Credit Default Swaps During the period ended June 30, 2023, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For
30	Notes to Financial Statements

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2023 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Swap Contracts	$ —	$ —	$ 13,760	$ —	$ —	$ 13,760

Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$ (31,785)	$ —	$ —	$ —	$ —	$ (31,785)

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$ (6,985)	$ —	$ —	$ —	$ —	$ (6,985)
Swap Contracts	—	—	7,527	—	—	7,527

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$ (39,485)	$ —	$ —	$ —	$ —	$ (39,485)
Swap Contracts	—	—	8,993	—	—	8,993
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.50%. SSGA FM is contractually obligated until April 30, 2024 to waive its management fee and/or reimburse certain expenses for the Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding
Notes to Financial Statements	31

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
AFFEs derived from the Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to April 30, 2024 except with approval of the Board.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2023 are disclosed in the Schedule of Investments.
6.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2023 were as follows:
U.S. Government Securities
Purchases	Sales
$ 13,235,629	$ 13,752,811
Non-U.S. Government Securities
Purchases	Sales
$ 565,929	$ 635,898
8.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2022, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
32	Notes to Financial Statements

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
As of June 30, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 12,867,042	$ 51,291	$ 1,080,185	$ (1,028,894)
9.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
 The Fund had no outstanding loans as of June 30, 2023.
10.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Interest Rate Risk Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments. The U.S. Federal Reserve has been engaged in an aggressive campaign to raise interest rates in an effort to combat historically high levels of inflation. Interest rate increases may continue. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the
Notes to Financial Statements	33

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
11.Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
34	Notes to Financial Statements

State Street Income V.I.S. Fund
Other Information — June 30, 2023 (Unaudited)
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund’s Program. The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period December 31, 2021 through December 31, 2022. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
Other Information	35

State Street Income V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
Director Considerations in Approving Continuation of the Investment Advisory Agreement 1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street Income V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Directors reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 5, 2023 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Directors considered, among other things, the following:
__________________________________
1The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
36	Other Information

State Street Income V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2022, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of SSGA FM and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
Other Information	37

State Street Income V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2023, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board considered the extensive experience and resources committed by the Adviser to the evaluation of the portfolio’s quality distribution and sector and interest rate
38	Other Information

State Street Income V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
 Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022.  For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge.  Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Income V.I.S. Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods.  The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods.  The Board took into account management’s discussion of the Fund’s performance, including the relatively small size of the Fund.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Income V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered
Other Information	39

State Street Income V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
40	Other Information

[This page intentionally left blank]

[This page intentionally left blank]

[This page intentionally left blank]

Directors
Patrick J. Riley, Chairperson
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Richard D. Shirk
Mark E. Swanson
Officers
Ann M. Carpenter, President and Principal Executive Officer; Deputy Treasurer
Bruce S. Rosenberg, Treasurer and Principal Financial Officer
Chad C. Hallett, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
David Lancaster, Assistant Treasurer
John Bettencourt, Assistant Treasurer
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer, Code of Ethics Compliance Officer
Sean O'Malley, Chief Legal Officer
David Barr, Secretary
E. Gerard Maiorana, Jr., Assistant Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Semi-Annual Report
June 30, 2023
State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Semi-Annual Report
June 30, 2023 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Real Estate Securities V.I.S. Fund
Fund Information — June 30, 2023 (Unaudited)
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Real Estate Securities V.I.S Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
State Street Real Estate Securities V.I.S. Fund	1

State Street Real Estate Securities V.I.S. Fund
Fund Information, continued — June 30, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $40,908 (in thousands) as of June 30, 2023 (a)(b)
Top Ten Largest Holdings
as of June 30, 2023 (as a % of Fair Value) (a)(b)
Prologis, Inc.	9.82%
Equinix, Inc.	6.46%
Digital Realty Trust, Inc.	5.62%
Public Storage	4.63%
Realty Income Corp.	4.54%
Welltower, Inc.	4.48%
Equity Residential	4.16%
Invitation Homes, Inc.	3.98%
AvalonBay Communities, Inc.	3.89%
Ventas, Inc.	3.28%

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
2	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Understanding Your Fund’s Expenses — June 30, 2023 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value January 1, 2023	$1,000.00	$1,000.00
Ending Account value June 30, 2023	$1,057.00	$1,019.60
Expenses Paid During Period*	$ 5.36	$ 5.26
*	Expenses are equal to the Fund's annualized expense ratio of 1.05% (for the period January 1, 2023 - June 30, 2023), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

State Street Real Estate Securities V.I.S. Fund	3

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Common Stock (REITs) - 99.3% †
Alternate Housing - 8.4%
American Homes 4 Rent, Class A	5,500	$ 194,975
Invitation Homes, Inc.	47,350	1,628,840
Sun Communities, Inc.	9,139	1,192,274
Tricon Residential, Inc.	47,496	418,440
		3,434,529
Data Center - 12.0%
Digital Realty Trust, Inc.	20,210	2,301,312
Equinix, Inc.	3,370	2,641,878
		4,943,190
Healthcare - 14.8%
Alexandria Real Estate Equities, Inc.	7,060	801,239
Healthpeak Properties, Inc.	48,230	969,423
Medical Properties Trust, Inc.	52,749	488,456
Omega Healthcare Investors, Inc.	14,960	459,122
Sabra Health Care REIT, Inc.	13,783	162,226
Ventas, Inc.	28,380	1,341,523
Welltower, Inc.	22,665	1,833,372
		6,055,361
Hotel - 3.0%
DiamondRock Hospitality Co.	38,000	304,380
Host Hotels & Resorts, Inc.	36,196	609,179
Xenia Hotels & Resorts, Inc.	25,100	308,981
		1,222,540
Industrial - 15.0%
Americold Realty Trust, Inc.	6,640	214,472
First Industrial Realty Trust, Inc.	16,620	874,877
Prologis, Inc.	32,750	4,016,132
Rexford Industrial Realty, Inc.	17,980	938,916
STAG Industrial, Inc.	3,560	127,733
		6,172,130
Multifamily - 11.5%
AvalonBay Communities, Inc.	8,410	1,591,761
Camden Property Trust	2,289	249,204
Elme Communities	2,512	41,297
Equity Residential	25,820	1,703,345
Mid-America Apartment Communities, Inc.	2,442	370,842
UDR, Inc.	18,270	784,879
		4,741,328
	Number of Shares	Fair Value
Net Lease - 8.2%
Agree Realty Corp.	15,556	$ 1,017,207
Broadstone Net Lease, Inc.	31,230	482,191
Realty Income Corp.	31,085	1,858,572
		3,357,970
Office - 3.9%
Boston Properties, Inc.	4,840	278,735
Cousins Properties, Inc.	16,330	372,324
Douglas Emmett, Inc.	28,144	353,770
Highwoods Properties, Inc.	7,100	169,761
Kilroy Realty Corp.	14,230	428,181
		1,602,771
Regional Malls - 2.9%
Simon Property Group, Inc.	10,230	1,181,360
Self Storage - 8.7%
Extra Space Storage, Inc.	7,820	1,164,007
Life Storage, Inc.	3,410	453,394
National Storage Affiliates Trust	1,290	44,931
Public Storage	6,488	1,893,717
		3,556,049
Shopping Centers - 6.7%
Acadia Realty Trust	20,567	295,959
Brixmor Property Group, Inc.	32,360	711,920
Kimco Realty Corp.	26,954	531,533
Regency Centers Corp.	3,830	236,579
Retail Opportunity Investments Corp.	29,784	402,382
RPT Realty	26,500	276,925
Urban Edge Properties	19,086	294,497
		2,749,795
Specialty - 4.2%
Outfront Media, Inc.	4,309	67,737
SBA Communications Corp.	1,980	458,885
VICI Properties, Inc.	37,740	1,186,168
		1,712,790
Total Common Stock (REITs) (Cost $41,646,388)		40,729,813

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Short-Term Investments - 0.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.07% (a)(b) (Cost $177,758)	177,758	$ 177,758
Total Investments (Cost $41,824,146)		40,907,571
Other Assets and Liabilities, net - 0.3%		127,853
NET ASSETS - 100.0%		$ 41,035,424
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(b)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2023.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 40,729,813	$ —	$ —	$ 40,729,813
Short-Term Investments	177,758	—	—	177,758
Total Investments in Securities	$ 40,907,571	$ —	$ —	$ 40,907,571

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	300,858	$300,858	$2,720,768	$2,843,868	$—	$—	177,758	$177,758	$3,955
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Real Estate Securities V.I.S. Fund	5

State Street Real Estate Securities V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/23 (a)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Inception date						5/1/95
Net asset value, beginning of period	$ 8.77	$ 13.89	$ 12.02	$ 12.92	$ 11.14	$ 12.32
Income/(loss) from investment operations:
Net investment income(b)	0.14	0.20	0.13	0.17	0.25	0.25
Net realized and unrealized gains/(losses) on investments	0.36	(3.66)	4.85	(0.85)	2.65	(0.95)
Total income/(loss) from investment operations	0.50	(3.46)	4.98	(0.68)	2.90	(0.70)
Less distributions from:
Net investment income	—	(0.17)	(0.34)	(0.06)	(0.19)	(0.28)
Net realized gains	—	(1.49)	(2.77)	(0.16)	(0.93)	(0.16)
Return of capital	—	—	—	—	—	0.04
Total distributions	—	(1.66)	(3.11)	(0.22)	(1.12)	(0.48)
Net asset value, end of period	$ 9.27	$ 8.77	$ 13.89	$ 12.02	$ 12.92	$ 11.14
Total Return(c)	5.70%	(24.93)%	41.80%	(5.23)%	26.15%	(5.71)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$41,035	$40,669	$45,748	$47,588	$55,266	$50,360
Ratios to average net assets:
Net expenses	1.05% (d)	1.05%	1.04%	1.04%	1.04%	1.05%
Gross expenses	1.05% (d)	1.05%	1.04%	1.04%	1.04%	1.05%
Net investment income	3.08% (d)	1.72%	0.93%	1.49%	1.91%	2.11%
Portfolio turnover rate	22%	86%	85%	108%	72%	59%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
6	Financial Highlights

State Street Real Estate Securities V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2023 (Unaudited)
Assets
Investments in securities, at fair value (cost $41,646,388)	$ 40,729,813
Short-term affiliated investments, at fair value (cost $177,758)	177,758
Receivable for investments sold	18,327
Income receivables	172,133
Receivable for fund shares sold	43,747
Income receivable from affiliated investments	515
Total assets	41,142,293
Liabilities
Payable for investments purchased	36,202
Payable for fund shares redeemed	2,156
Payable to the Adviser	28,350
Payable for custody, fund accounting and sub-administration fees	9,339
Accrued other expenses	30,822
Total liabilities	106,869

Net Assets	$ 41,035,424
Net Assets Consist of:
Capital paid in	$ 43,490,458
Total distributable earnings (loss)	(2,455,034)
Net Assets	$ 41,035,424
Shares outstanding ($0.01 par value, unlimited shares authorized)	4,425,734
Net asset value per share	$ 9.27
The accompanying Notes are an integral part of these financial statements.
Statement of Assets and Liabilities	7

State Street Real Estate Securities V.I.S. Fund
Statement of Operations — For the period ended June 30, 2023 (Unaudited)
Investment Income
Income
Dividend	$ 836,970
Income from affiliated investments	3,955
Less: Foreign taxes withheld	(413)
Total income	840,512
Expenses
Advisory and administration fees	172,814
Directors' fees	11,267
Custody, fund accounting and sub-administration fees	10,740
Professional fees	15,010
Printing and shareholder reports	2,871
Other expenses	837
Total expenses	213,539
Net investment income	$ 626,973
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on investments	$ (1,314,570)
Increase (decrease) in unrealized appreciation/(depreciation) on investments	3,088,538
Net realized and unrealized gain (loss) on investments	1,773,968
Net Increase in Net Assets Resulting from Operations	$ 2,400,941
The accompanying Notes are an integral part of these financial statements.
8	Statement of Operations

State Street Real Estate Securities V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2023(a)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 626,973	$ 631,786
Net realized gain (loss) on investments	(1,314,570)	3,664,669
Net increase (decrease) in unrealized appreciation/depreciation on investments	3,088,538	(15,093,357)
Net increase (decrease) from operations	2,400,941	(10,796,902)
Distributions to shareholders:
Total distributions	—	(6,496,308)
Increase (decrease) in assets from operations and distributions	2,400,941	(17,293,210)
Share transactions:
Proceeds from sale of shares	1,233,162	22,268,925
Value of distributions reinvested	—	6,496,308
Cost of shares redeemed	(3,267,231)	(16,551,322)
Net increase (decrease) from share transactions	(2,034,069)	12,213,911
Total increase (decrease) in net assets	366,872	(5,079,299)
Net Assets
Beginning of period	40,668,552	45,747,851
End of period	$ 41,035,424	$ 40,668,552
Changes in Fund Shares
Shares sold	140,967	1,927,883
Issued for distributions reinvested	—	738,217
Shares redeemed	(351,435)	(1,323,809)
Net increase (decrease) in fund shares	(210,468)	1,342,291
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	9

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements — June 30, 2023 (Unaudited)
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund (the "Fund'). Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
10	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2023 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Notes to Financial Statements	11

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2023, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund. The Management Fee is stated in the following schedule:
Average Daily Net Assets of the Fund	Management Fee
First $100 million	0.85%
Next $100 million	0.80%
Over $200 million	0.75%
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2023 are disclosed in the Schedule of Investments.
4.Sub-Advisory Fees
Pursuant to an investment sub-advisory agreement with SSGA FM, CenterSquare Investment Management LLC (“CenterSquare”) is the sub-adviser to the Fund. CenterSquare is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of SSGA FM and the Board. For its services, SSGA FM pays CenterSquare monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.
5.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
12	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2023 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$ 9,163,395	$ 10,510,544
7.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2022, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 42,358,449	$ 2,390,071	$ 3,840,949	$ (1,450,878)
8.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
 The Fund had no outstanding loans as of June 30, 2023.
9.Risks
Concentration Risk As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Notes to Financial Statements	13

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
10.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
14	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund
Other Information — June 30, 2023 (Unaudited)
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the "Program"). SSGA FM has been designated by the Board to administer the Fund’s Program. The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period December 31, 2021 through December 31, 2022. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
Other Information	15

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
Director Considerations in Approving Continuation of Investment Advisory and Sub-Advisory Agreements1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to State Street Real Estate Securities V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), and the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) by and among SSGA FM, and the Company on behalf of the Fund, and CenterSquare Investment Management LLC (the “Sub-Adviser”).  Prior to voting on the proposal, the Independent Directors reviewed information furnished by the Adviser and Sub-Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Directors were separately represented by counsel who are independent of the Adviser and Sub-Adviser (“Independent Counsel”) in connection with their consideration of approval of the Agreements.  Following the April 5, 2023 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2022, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
__________________________________
1The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
16	Other Information

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser and Sub-Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser and Sub-Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser and Sub-Adviser, including their investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser and Sub-Adviser
•	Reports detailing the financial results and condition of SSGA FM and its affiliates, as well as of the Sub-Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Codes of Ethics adopted by the Adviser and Sub-Adviser;
•	Information about the Adviser’s and the Sub-Adviser’s proxy voting policies and procedures and information regarding the Adviser’s and the Sub-Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser and Sub-Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund
•	A description of the adequacy and sophistication of the Adviser’s and Sub-Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser and Sub-Adviser; and
•	Information regarding the Adviser’s and Sub-Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and Sub-Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
Other Information	17

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
○	The Sub-Adviser, with respect to its operations relating to the Fund and its approximate profitability from such operations for the calendar year ended December 31, 2022;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, the Distributor and the Sub-Adviser with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and Sub-Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser and Sub-Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023, the Board, including a majority of the Independent Directors, voted to approve the continuation of the Agreements effective June 1, 2023, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board considered the Adviser’s process used for overseeing sub-advisers. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and
18	Other Information

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
In connection with their consideration of the services provided by the Sub-Adviser, the Board considered the Sub-Adviser’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, its experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by SSGA FM and SSGA FM’s favorable assessment of the nature and quality of the investment sub-advisory services provided by the Sub-Adviser to the Fund.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser and the Sub-Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Real Estate Securities V.I.S. Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1- and 10-year periods and was below the median of its Performance Group for the 3- and 5-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3- and 10-year periods and was below the median of its Performance Universe for the 5-year period. The Board also considered that the Fund’s performance was below the Benchmark for the 1-year period and was above the Benchmark for the 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers, if any, as well as the fees paid to the Sub-Adviser by the Adviser, which reduced the net management fees retained by the Adviser. The Board also reviewed (i) the allocation of the total advisory fees between SSGA FM and the Sub-Adviser, and (ii) the services required of SSGA FM to oversee the Sub-Adviser for those services. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser and Sub-Adviser to the fees charged and services provided to other clients of the Adviser and Sub-Adviser, including institutional accounts, as applicable. The Board also considered that the sub-advisory fees are paid by the Adviser out of its advisory fees it receives from the Fund and are not paid by the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Real Estate Securities V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total
Other Information	19

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser and Sub-Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates and the Sub-Adviser in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers and the Sub-Adviser in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
The Board also considered that the sub-advisory fee rate under the Sub-Advisory Agreement was negotiated with the Sub-Adviser at arm’s length. In considering the profitability to the Sub-Adviser in connection with its relationship to the Fund, the Directors noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives from the Fund. For these reasons, the Board concluded that the profitability of the Sub-Adviser from its relationship with the Fund was not material to their deliberations with respect to the consideration of approval of the Sub-Advisory Agreement.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time. The Board noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board concluded that the potential for economies of scale in the Sub-Adviser’s management of the Fund is not a material factor to the approval of the Sub-Advisory Agreement.
Conclusions
In reaching its decision to approve the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser and Sub-Adviser possess the capability and resources to perform the duties required of them under the Agreements.
Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement and Sub-Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable
20	Other Information

State Street Real Estate Securities V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
under the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

Other Information	21

[This page intentionally left blank]

[This page intentionally left blank]

Directors
Patrick J. Riley, Chairperson
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Richard D. Shirk
Mark E. Swanson
Officers
Ann M. Carpenter, President and Principal Executive Officer; Deputy Treasurer
Bruce S. Rosenberg, Treasurer and Principal Financial Officer
Chad C. Hallett, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
David Lancaster, Assistant Treasurer
John Bettencourt, Assistant Treasurer
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer, Code of Ethics Compliance Officer
Sean O'Malley, Chief Legal Officer
David Barr, Secretary
E. Gerard Maiorana, Jr., Assistant Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Semi-Annual Report
June 30, 2023
State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Semi-Annual Report
June 30, 2023 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Total Return V.I.S. Fund
Fund Information — June 30, 2023 (Unaudited)
Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com for the most recent month-end performance data.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street Total Return V.I.S. Fund and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
State Street Total Return V.I.S. Fund	1

State Street Total Return V.I.S. Fund
Fund Information, continued — June 30, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $1,368,723 (in thousands) as of June 30, 2023 (a)(b)
Top Ten Largest Holdings
as of June 30, 2023 (as a % of Fair Value) (a)(b)
SPDR Bloomberg High Yield Bond ETF	4.01%
SPDR Bloomberg International Treasury Bond ETF	4.00%
Apple, Inc.	2.52%
Microsoft Corp.	2.21%
SPDR Portfolio Long Term Treasury ETF	2.01%
SPDR Gold Shares	1.47%
Amazon.com, Inc.	1.02%
NVIDIA Corp.	0.87%
Tesla, Inc.	0.63%
Alphabet, Inc., Class A	0.62%

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
2	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Understanding Your Fund’s Expenses — June 30, 2023 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.
Class 1	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Begining Account Value January 1, 2023	$1,000.00	$1,000.00
Ending Account Value June 30, 2023	$1,090.40	$1,021.70
Expenses Paid During Period*	$ 3.27	$ 3.16
Class 3	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Begining Account Value January 1, 2023	$1,000.00	$1,000.00
Ending Account Value June 30, 2023	$1,088.90	$1,020.40
Expenses Paid During Period*	$ 4.56	$ 4.41
*	Expenses are equal to the Fund's annualized expense ratio of 0.63% for Class 1 and 0.88% for Class 3 (for the period January 1, 2023 - June 30, 2023), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

State Street Total Return V.I.S. Fund	3

State Street Total Return V.I.S. Fund
Schedule of Investments — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Domestic Equity - 42.8% †
Common Stock - 42.8%
Advertising - 0.1%
Advantage Solutions, Inc. (a)	2,685	$ 6,283
Boston Omaha Corp., Class A (a)	703	13,231
Cardlytics, Inc. (a)	1,112	7,028
Clear Channel Outdoor Holdings, Inc. (a)	11,776	16,133
Emerald Holding, Inc. (a)	546	2,239
Integral Ad Science Holding Corp. (a)	1,237	22,241
Interpublic Group of Cos., Inc.	4,842	186,804
Magnite, Inc. (a)	4,646	63,418
Omnicom Group, Inc.	2,527	240,444
PubMatic, Inc., Class A (a)	1,513	27,658
Quotient Technology, Inc. (a)	3,154	12,111
Stagwell, Inc. (a)	3,773	27,203
TechTarget, Inc. (a)	889	27,675
Thryv Holdings, Inc. (a)	1,080	26,568
Trade Desk, Inc., Class A (a)	5,111	394,671
		1,073,707
Aerospace & Defense - 0.6%
AAR Corp. (a)	1,203	69,485
Aerojet Rocketdyne Holdings, Inc. (a)	2,792	153,197
AeroVironment, Inc. (a)	874	89,393
AerSale Corp. (a)	790	11,613
Archer Aviation, Inc., Class A (a)	6,305	25,977
Astronics Corp. (a)	813	16,146
Axon Enterprise, Inc. (a)	800	156,096
Boeing Co. (a)	6,646	1,403,369
BWX Technologies, Inc.	1,000	71,570
Cadre Holdings, Inc.	608	13,254
Curtiss-Wright Corp.	500	91,830
Ducommun, Inc. (a)	358	15,598
Eve Holding, Inc. (a)	631	6,613
General Dynamics Corp.	2,815	605,647
HEICO Corp.	500	88,470
HEICO Corp., Class A	800	112,480
Hexcel Corp.	1,000	76,020
Howmet Aerospace, Inc.	4,697	232,783
Huntington Ingalls Industries, Inc.	500	113,800
Kaman Corp.	910	22,140
Kratos Defense & Security Solutions, Inc. (a)	4,317	61,906
L3Harris Technologies, Inc.	2,180	426,779
Leonardo DRS, Inc. (a)	1,760	30,518
Lockheed Martin Corp.	2,702	1,243,947
Mercury Systems, Inc. (a)	600	20,754
Moog, Inc., Class A	982	106,478
National Presto Industries, Inc.	162	11,858
	Number of Shares	Fair Value
Northrop Grumman Corp.	1,698	$ 773,948
Park Aerospace Corp.	964	13,303
Parsons Corp. (a)	1,439	69,274
Raytheon Technologies Corp.	17,486	1,712,929
Redwire Corp. (a)	1,127	2,874
Rocket Lab USA, Inc. (a)	9,719	58,314
Spirit AeroSystems Holdings, Inc., Class A	1,100	32,109
Terran Orbital Corp. (a)	2,969	4,454
Textron, Inc.	2,571	173,877
TransDigm Group, Inc.	594	531,137
Triumph Group, Inc. (a)	2,090	25,853
V2X, Inc. (a)	387	19,180
Virgin Galactic Holdings, Inc. (a)	8,554	33,190
Woodward, Inc.	800	95,128
		8,823,291
Agricultural & Farm Machinery - 0.1%
AGCO Corp.	723	95,017
Deere & Co.	3,209	1,300,255
Lindsay Corp.	389	46,423
Titan International, Inc. (a)	1,834	21,054
Toro Co.	1,268	128,892
		1,591,641
Agricultural Products & Services - 0.1%
Alico, Inc.	357	9,089
Archer-Daniels-Midland Co.	6,372	481,468
Benson Hill, Inc. (a)	7,944	10,327
Bunge Ltd.	1,737	163,886
Darling Ingredients, Inc. (a)	2,000	127,580
Fresh Del Monte Produce, Inc.	1,187	30,518
Ingredion, Inc.	744	78,827
Limoneira Co.	610	9,492
		911,187
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	1,911	36,060
CH Robinson Worldwide, Inc.	1,369	129,165
Expeditors International of Washington, Inc.	2,001	242,381
FedEx Corp.	2,772	687,179
Forward Air Corp.	924	98,046
GXO Logistics, Inc. (a)	1,173	73,688
Hub Group, Inc., Class A (a)	1,160	93,171
Radiant Logistics, Inc. (a)	1,858	12,486
United Parcel Service, Inc., Class B	8,592	1,540,116
		2,912,292
Alternative Carriers - 0.0%*
Anterix, Inc. (a)	597	18,919

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
AST SpaceMobile, Inc. (a)	2,112	$ 9,926
Bandwidth, Inc., Class A (a)	1,078	14,747
Charge Enterprises, Inc. (a)	6,770	6,635
Cogent Communications Holdings, Inc.	1,515	101,944
EchoStar Corp., Class A (a)	1,090	18,901
Globalstar, Inc. (a)	22,349	24,137
Iridium Communications, Inc.	1,100	68,332
Lumen Technologies, Inc.	35,140	79,416
		342,957
Aluminum - 0.0%*
Alcoa Corp.	2,058	69,828
Arconic Corp. (a)	3,481	102,968
Century Aluminum Co. (a)	1,669	14,554
Constellium SE (a)	4,406	75,783
Kaiser Aluminum Corp.	566	40,548
Tredegar Corp.	1,338	8,925
		312,606
Apparel Retail - 0.2%
Abercrombie & Fitch Co., Class A (a)	1,715	64,621
American Eagle Outfitters, Inc.	6,372	75,190
Boot Barn Holdings, Inc. (a)	1,028	87,061
Buckle, Inc.	1,069	36,987
Burlington Stores, Inc. (a)	835	131,421
Caleres, Inc.	1,214	29,051
Cato Corp., Class A	921	7,396
Chico's FAS, Inc. (a)	3,982	21,304
Children's Place, Inc. (a)	517	12,000
Designer Brands, Inc., Class A	1,599	16,150
Destination XL Group, Inc. (a)	2,678	13,122
Duluth Holdings, Inc., Class B (a)	355	2,229
Foot Locker, Inc.	2,863	77,616
Genesco, Inc. (a)	387	9,690
Guess?, Inc.	1,005	19,547
J Jill, Inc. (a)	159	3,407
Lands' End, Inc. (a)	462	3,585
Revolve Group, Inc. (a)	1,343	22,025
Ross Stores, Inc.	3,885	435,625
Shoe Carnival, Inc.	543	12,750
Stitch Fix, Inc., Class A (a)	2,636	10,149
ThredUp, Inc., Class A (a)	3,057	7,459
Tilly's, Inc., Class A (a)	1,159	8,125
TJX Cos., Inc.	13,953	1,183,075
Torrid Holdings, Inc. (a)	662	1,860
Urban Outfitters, Inc. (a)	2,228	73,814
Victoria's Secret & Co. (a)	739	12,881
Zumiez, Inc. (a)	728	12,128
		2,390,268
	Number of Shares	Fair Value
Apparel, Accessories & Luxury Goods - 0.1%
Capri Holdings Ltd. (a)	1,405	$ 50,425
Carter's, Inc.	400	29,040
Columbia Sportswear Co.	400	30,896
Fossil Group, Inc. (a)	1,488	3,824
G-III Apparel Group Ltd. (a)	1,400	26,978
Hanesbrands, Inc.	12,272	55,715
Kontoor Brands, Inc.	1,905	80,201
Lululemon Athletica, Inc. (a)	1,327	502,270
Movado Group, Inc.	480	12,878
Oxford Industries, Inc.	523	51,474
PVH Corp.	800	67,976
Ralph Lauren Corp.	500	61,650
Tapestry, Inc.	3,074	131,567
Under Armour, Inc., Class A (a)	2,700	19,494
Vera Bradley, Inc. (a)	914	5,840
VF Corp.	4,600	87,814
		1,218,042
Application Software - 1.3%
8x8, Inc. (a)	3,593	15,198
ACI Worldwide, Inc. (a)	3,852	89,251
Adobe, Inc. (a)	5,427	2,653,749
Agilysys, Inc. (a)	694	47,636
Alarm.com Holdings, Inc. (a)	1,674	86,512
Alkami Technology, Inc. (a)	1,377	22,569
Altair Engineering, Inc., Class A (a)	1,873	142,048
Alteryx, Inc., Class A (a)	600	27,240
American Software, Inc., Class A	998	10,489
Amplitude, Inc., Class A (a)	2,360	25,960
ANSYS, Inc. (a)	1,071	353,719
Appfolio, Inc., Class A (a)	674	116,022
Applied Digital Corp. (a)	2,378	22,234
AppLovin Corp., Class A (a)	2,300	59,179
Asana, Inc., Class A (a)	2,770	61,051
Aspen Technology, Inc. (a)	320	53,635
Atlassian Corp., Class A (a)	1,796	301,387
Autodesk, Inc. (a)	2,674	547,127
AvePoint, Inc. (a)	5,345	30,787
Bentley Systems, Inc., Class B	2,000	108,460
Bills Holdings, Inc. (a)	1,192	139,285
Black Knight, Inc. (a)	2,024	120,894
Blackbaud, Inc. (a)	1,519	108,122
Blackline, Inc. (a)	1,965	105,756
Box, Inc., Class A (a)	4,934	144,961
Braze, Inc., Class A (a)	1,203	52,679
C3.ai, Inc., Class A (a)	2,091	76,175
Cadence Design Systems, Inc. (a)	3,251	762,425
CCC Intelligent Solutions Holdings, Inc. (a)	900	10,089
Cerence, Inc. (a)	1,428	41,740

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	5

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Cipher Mining, Inc. (a)	887	$ 2,537
Cleanspark, Inc. (a)	2,667	11,441
Clear Secure, Inc., Class A	2,906	67,332
Confluent, Inc., Class A (a)	1,800	63,558
Consensus Cloud Solutions, Inc. (a)	694	21,514
CoreCard Corp. (a)	252	6,391
Couchbase, Inc. (a)	1,185	18,747
CS Disco, Inc. (a)	746	6,132
Datadog, Inc., Class A (a)	3,296	324,261
Digimarc Corp. (a)	495	14,573
Digital Turbine, Inc. (a)	3,307	30,689
DocuSign, Inc. (a)	2,489	127,163
Domo, Inc., Class B (a)	987	14,469
DoubleVerify Holdings, Inc. (a)	1,300	50,596
Dropbox, Inc., Class A (a)	3,200	85,344
Dynatrace, Inc. (a)	2,700	138,969
E2open Parent Holdings, Inc. (a)	6,980	39,088
Ebix, Inc.	956	24,091
eGain Corp. (a)	737	5,520
Elastic NV (a)	900	57,708
Enfusion, Inc., Class A (a)	1,305	14,642
EngageSmart, Inc. (a)	1,694	32,339
Envestnet, Inc. (a)	1,747	103,685
Everbridge, Inc. (a)	1,418	38,144
EverCommerce, Inc. (a)	1,177	13,936
Expensify, Inc., Class A (a)	1,925	15,362
Fair Isaac Corp. (a)	266	215,250
Five9, Inc. (a)	800	65,960
ForgeRock, Inc., Class A (a)	1,647	33,829
Freshworks, Inc., Class A Revenue (a)	5,649	99,309
Guidewire Software, Inc. (a)	1,200	91,296
HashiCorp, Inc., Class A (a)	500	13,090
HubSpot, Inc. (a)	508	270,302
Instructure Holdings, Inc. (a)	680	17,109
Intapp, Inc. (a)	545	22,841
InterDigital, Inc.	945	91,240
Intuit, Inc.	3,304	1,513,860
Jamf Holding Corp. (a)	2,436	47,551
Kaltura, Inc. (a)	2,893	6,133
LivePerson, Inc. (a)	3,169	14,324
LiveRamp Holdings, Inc. (a)	2,227	63,603
LiveVox Holdings, Inc. (a)	397	1,092
Manhattan Associates, Inc. (a)	731	146,112
Marathon Digital Holdings, Inc. (a)	5,869	81,344
Matterport, Inc. (a)	8,744	27,544
MeridianLink, Inc. (a)	915	19,032
MicroStrategy, Inc., Class A (a)	385	131,832
Mitek Systems, Inc. (a)	1,339	14,515
Model N, Inc. (a)	1,328	46,958
nCino, Inc. (a)	300	9,036
	Number of Shares	Fair Value
NCR Corp. (a)	1,300	$ 32,760
New Relic, Inc. (a)	800	52,352
NextNav, Inc. (a)	1,886	5,545
Nutanix, Inc., Class A (a)	3,100	86,955
Olo, Inc., Class A (a)	3,605	23,288
ON24, Inc.	1,139	9,249
PagerDuty, Inc. (a)	2,965	66,653
Palantir Technologies, Inc., Class A (a)	21,229	325,441
Pegasystems, Inc.	200	9,860
PowerSchool Holdings, Inc., Class A (a)	1,954	37,400
Procore Technologies, Inc. (a)	1,100	71,577
PROS Holdings, Inc. (a)	1,558	47,986
PTC, Inc. (a)	1,348	191,820
Q2 Holdings, Inc. (a)	1,961	60,595
Rimini Street, Inc. (a)	2,472	11,841
RingCentral, Inc., Class A (a)	900	29,457
Riot Platforms, Inc. (a)	5,537	65,447
Roper Technologies, Inc.	1,275	613,020
Salesforce, Inc. (a)	11,421	2,412,801
SEMrush Holdings, Inc., Class A (a)	1,092	10,450
Smartsheet, Inc., Class A (a)	1,400	53,564
SoundHound AI, Inc., Class A (a)	4,879	22,200
SoundThinking, Inc. (a)	429	9,378
Splunk, Inc. (a)	2,010	213,241
Sprinklr, Inc., Class A (a)	3,033	41,946
Sprout Social, Inc., Class A (a)	1,631	75,287
SPS Commerce, Inc. (a)	1,285	246,797
Synopsys, Inc. (a)	1,772	771,547
Terawulf, Inc. (a)	1,755	3,071
Tyler Technologies, Inc. (a)	450	187,412
Unity Software, Inc. (a)	3,198	138,857
Verint Systems, Inc. (a)	2,256	79,095
Veritone, Inc. (a)	1,607	6,299
Viant Technology, Inc., Class A (a)	600	2,766
Weave Communications, Inc. (a)	1,144	12,710
Workday, Inc., Class A (a)	2,310	521,806
Workiva, Inc. (a)	1,705	173,330
Yext, Inc. (a)	3,984	45,059
Zeta Global Holdings Corp., Class A (a)	4,679	39,959
Zoom Video Communications, Inc., Class A (a)	3,074	208,663
		17,725,256
Asset Management & Custody Banks - 0.4%
Affiliated Managers Group, Inc.	400	59,956
AlTi Global, Inc. (a)	733	5,615
Ameriprise Financial, Inc.	1,267	420,847

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Ares Management Corp., Class A	1,922	$ 185,185
Artisan Partners Asset Management, Inc., Class A	2,151	84,556
AssetMark Financial Holdings, Inc. (a)	701	20,792
Avantax, Inc. (a)	1,372	30,705
Bank of New York Mellon Corp.	9,106	405,399
BlackRock, Inc.	1,746	1,206,730
Blackstone, Inc.	8,312	772,767
Blue Owl Capital, Inc.	5,700	66,405
Brightsphere Investment Group, Inc.	1,057	22,144
Carlyle Group, Inc.	2,651	84,699
Cohen & Steers, Inc.	894	51,843
Diamond Hill Investment Group, Inc.	92	15,760
Focus Financial Partners, Inc., Class A (a)	2,049	107,593
Franklin Resources, Inc.	3,300	88,143
GCM Grosvenor, Inc., Class A	1,919	14,469
Hamilton Lane, Inc., Class A	1,274	101,894
Invesco Ltd.	4,300	72,283
Janus Henderson Group PLC	1,800	49,050
KKR & Co., Inc.	7,305	409,080
Northern Trust Corp.	2,532	187,722
P10, Inc., Class A	1,499	16,939
Sculptor Capital Management, Inc.	1,236	10,914
SEI Investments Co.	1,400	83,468
Silvercrest Asset Management Group, Inc., Class A	496	10,044
State Street Corp. (b)	4,261	311,820
StepStone Group, Inc., Class A	1,952	48,429
T Rowe Price Group, Inc.	2,757	308,839
Victory Capital Holdings, Inc., Class A	966	30,468
Virtus Investment Partners, Inc.	245	48,380
WisdomTree, Inc.	4,866	33,381
		5,366,319
Automobile Manufacturers - 0.8%
Fisker, Inc. (a)	6,838	38,567
Ford Motor Co.	46,091	697,357
General Motors Co.	16,227	625,713
Lucid Group, Inc. (a)	7,700	53,053
Rivian Automotive, Inc., Class A (a)	6,000	99,960
Stellantis NV	34,129	599,905
Tesla, Inc. (a)	32,777	8,580,035
Thor Industries, Inc.	634	65,619
Winnebago Industries, Inc.	1,040	69,358
	Number of Shares	Fair Value
Workhorse Group, Inc. (a)	7,669	$ 6,684
		10,836,251
Automotive Parts & Equipment - 0.1%
Adient PLC (a)	3,344	128,142
American Axle & Manufacturing Holdings, Inc. (a)	3,995	33,039
Aptiv PLC (a)	3,391	346,187
BorgWarner, Inc.	2,886	141,154
Cooper-Standard Holdings, Inc. (a)	589	8,399
Dana, Inc.	4,504	76,568
Dorman Products, Inc. (a)	917	72,287
Fox Factory Holding Corp. (a)	1,493	162,006
Gentex Corp.	2,758	80,699
Gentherm, Inc. (a)	1,155	65,269
Holley, Inc. (a)	1,728	7,068
LCI Industries	876	110,691
Lear Corp.	700	100,485
Luminar Technologies, Inc. (a)	9,494	65,319
Modine Manufacturing Co. (a)	1,755	57,950
Patrick Industries, Inc.	761	60,880
QuantumScape Corp. (a)	2,200	17,578
Solid Power, Inc. (a)	5,401	13,719
Standard Motor Products, Inc.	738	27,690
Stoneridge, Inc. (a)	846	15,947
Visteon Corp. (a)	981	140,881
XPEL, Inc. (a)	788	66,365
		1,798,323
Automotive Retail - 0.2%
Advance Auto Parts, Inc.	698	49,069
America's Car-Mart, Inc. (a)	189	18,858
Arko Corp.	2,724	21,656
Asbury Automotive Group, Inc. (a)	756	181,758
AutoNation, Inc. (a)	382	62,881
AutoZone, Inc. (a)	210	523,606
Camping World Holdings, Inc., Class A	1,463	44,036
CarMax, Inc. (a)	2,100	175,770
CarParts.com, Inc. (a)	2,475	10,519
Carvana Co. (a)	3,345	86,702
EVgo, Inc. (a)	2,168	8,672
Group 1 Automotive, Inc.	497	128,276
Lazydays Holdings, Inc. (a)	441	5,098
Lithia Motors, Inc.	300	91,233
Monro, Inc.	1,091	44,327
Murphy USA, Inc.	200	62,222
OneWater Marine, Inc., Class A (a)	358	12,974
O'Reilly Automotive, Inc. (a)	700	668,710
Penske Automotive Group, Inc.	270	44,990

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	7

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Sonic Automotive, Inc., Class A	591	$ 28,173
Valvoline, Inc.	2,000	75,020
		2,344,550
Biotechnology - 1.3%
2seventy bio, Inc. (a)	1,729	17,497
4D Molecular Therapeutics, Inc. (a)	1,100	19,877
89bio, Inc. (a)	2,154	40,818
Aadi Bioscience, Inc. (a)	431	2,948
AbbVie, Inc.	21,072	2,839,031
ACADIA Pharmaceuticals, Inc. (a)	4,238	101,500
Acrivon Therapeutics, Inc. (a)	376	4,873
Actinium Pharmaceuticals, Inc. (a)	906	6,723
Adicet Bio, Inc. (a)	1,535	3,730
ADMA Biologics, Inc. (a)	7,368	27,188
Aduro Biotech, Inc. (a)	4,580	595
Aerovate Therapeutics, Inc. (a)	461	7,906
Agenus, Inc. (a)	11,953	19,125
Agios Pharmaceuticals, Inc. (a)	1,911	54,119
Akero Therapeutics, Inc. (a)	1,565	73,070
Aldeyra Therapeutics, Inc. (a)	1,623	13,617
Alector, Inc. (a)	1,974	11,864
Alkermes PLC (a)	5,804	181,665
Allakos, Inc. (a)	2,316	10,098
Allogene Therapeutics, Inc. (a)	2,519	12,519
Allovir, Inc. (a)	1,641	5,579
Alnylam Pharmaceuticals, Inc. (a)	1,381	262,307
Alpine Immune Sciences, Inc. (a)	1,193	12,264
Altimmune, Inc. (a)	1,722	6,079
ALX Oncology Holdings, Inc. (a)	654	4,912
Amgen, Inc.	6,329	1,405,165
Amicus Therapeutics, Inc. (a)	9,771	122,724
AnaptysBio, Inc. (a)	647	13,160
Anavex Life Sciences Corp. (a)	2,231	18,138
Anika Therapeutics, Inc. (a)	463	12,029
Annexon, Inc. (a)	1,590	5,597
Apellis Pharmaceuticals, Inc. (a)	1,000	91,100
Arbutus Biopharma Corp. (a)	4,941	11,364
Arcellx, Inc. (a)	1,323	41,833
Arcturus Therapeutics Holdings, Inc. (a)	750	21,510
Arcus Biosciences, Inc. (a)	1,829	37,147
Arcutis Biotherapeutics, Inc. (a)	1,792	17,078
Ardelyx, Inc. (a)	7,422	25,161
	Number of Shares	Fair Value
Arrowhead Pharmaceuticals, Inc. (a)	3,566	$ 127,164
ARS Pharmaceuticals, Inc. (a)	845	5,661
Astria Therapeutics, Inc. (a)	890	7,414
Atara Biotherapeutics, Inc. (a)	4,598	7,403
Aura Biosciences, Inc. (a)	1,166	14,400
Avid Bioservices, Inc. (a)	2,020	28,219
Avidity Biosciences, Inc. (a)	2,463	27,315
Avita Medical, Inc. (a)	876	14,901
Beam Therapeutics, Inc. (a)	2,381	76,025
BioAtla, Inc. (a)	1,541	4,623
BioCryst Pharmaceuticals, Inc. (a)	6,482	45,633
Biogen, Inc. (a)	1,692	481,966
Biohaven Ltd. (a)	2,031	48,582
BioMarin Pharmaceutical, Inc. (a)	2,289	198,410
Biomea Fusion, Inc. (a)	692	15,189
Bioxcel Therapeutics, Inc. (a)	871	5,801
Bluebird Bio, Inc. (a)	4,482	14,746
Blueprint Medicines Corp. (a)	2,104	132,973
Bridgebio Pharma, Inc. (a)	3,991	68,645
Cabaletta Bio, Inc. (a)	891	11,503
CareDx, Inc. (a)	1,627	13,829
Caribou Biosciences, Inc. (a)	2,759	11,726
Carisma Therapeutics, Inc.	929	8,147
Catalyst Pharmaceuticals, Inc. (a)	3,387	45,521
Celcuity, Inc. (a)	600	6,588
Celldex Therapeutics, Inc. (a)	1,602	54,356
Century Therapeutics, Inc. (a)	612	1,934
Cerevel Therapeutics Holdings, Inc. (a)	2,156	68,539
Chinook Therapeutics, Inc. (a)	2,021	77,647
Cogent Biosciences, Inc. (a)	2,403	28,452
Coherus Biosciences, Inc. (a)	2,383	10,175
Compass Therapeutics, Inc. (a)	3,180	10,112
Crinetics Pharmaceuticals, Inc. (a)	1,848	33,301
CSL Ltd.	7,307	1,352,086
Cue Biopharma, Inc. (a)	1,204	4,395
Cullinan Oncology, Inc. (a)	1,139	12,256
Cytokinetics, Inc. (a)	3,245	105,852
Day One Biopharmaceuticals, Inc. (a)	1,716	20,489
Deciphera Pharmaceuticals, Inc. (a)	1,832	25,795
Denali Therapeutics, Inc. (a)	4,117	121,493
Design Therapeutics, Inc. (a)	1,688	10,634
Disc Medicine, Inc. (a)	270	11,988
Dynavax Technologies Corp. (a)	4,516	58,347
Dyne Therapeutics, Inc. (a)	1,455	16,369
Eagle Pharmaceuticals, Inc. (a)	320	6,221

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Editas Medicine, Inc. (a)	2,491	$ 20,501
Emergent BioSolutions, Inc. (a)	1,635	12,017
Enanta Pharmaceuticals, Inc. (a)	651	13,931
Entrada Therapeutics, Inc. (a)	746	11,294
EQRx, Inc. (a)	11,119	20,681
Erasca, Inc. (a)	3,602	9,942
Exact Sciences Corp. (a)	2,000	187,800
Exelixis, Inc. (a)	4,500	85,995
Fate Therapeutics, Inc. (a)	2,665	12,685
FibroGen, Inc. (a)	3,057	8,254
Foghorn Therapeutics, Inc. (a)	650	4,576
Genelux Corp. (a)	96	3,141
Generation Bio Co. (a)	1,578	8,679
Geron Corp. (a)	17,353	55,703
Gilead Sciences, Inc.	14,955	1,152,582
Graphite Bio, Inc. (a)	976	2,538
Gritstone bio, Inc. (a)	3,058	5,963
Halozyme Therapeutics, Inc. (a)	4,684	168,952
Heron Therapeutics, Inc. (a)	5,147	5,971
HilleVax, Inc. (a)	759	13,047
Horizon Therapeutics PLC (a)	2,709	278,621
Humacyte, Inc. (a)	2,556	7,310
Icosavax, Inc. (a)	1,163	11,549
Ideaya Biosciences, Inc. (a)	1,892	44,462
IGM Biosciences, Inc. (a)	539	4,975
Immuneering Corp., Class A (a)	707	7,169
ImmunityBio, Inc. (a)	4,306	11,971
ImmunoGen, Inc. (a)	8,422	158,923
Immunovant, Inc. (a)	1,880	35,664
Incyte Corp. (a)	2,246	139,813
Inhibrx, Inc. (a)	1,170	30,373
Inozyme Pharma, Inc. (a)	1,179	6,567
Insmed, Inc. (a)	4,646	98,031
Intellia Therapeutics, Inc. (a)	3,074	125,358
Intercept Pharmaceuticals, Inc. (a)	777	8,594
Ionis Pharmaceuticals, Inc. (a)	2,000	82,060
Iovance Biotherapeutics, Inc. (a)	7,249	51,033
Ironwood Pharmaceuticals, Inc. (a)	4,796	51,029
iTeos Therapeutics, Inc. (a)	734	9,718
IVERIC bio, Inc. (a)	4,798	188,753
Janux Therapeutics, Inc. (a)	862	10,232
KalVista Pharmaceuticals, Inc. (a)	772	6,948
Karuna Therapeutics, Inc. (a)	300	65,055
Karyopharm Therapeutics, Inc. (a)	3,946	7,063
Keros Therapeutics, Inc. (a)	784	31,501
Kezar Life Sciences, Inc. (a)	2,657	6,510
	Number of Shares	Fair Value
Kiniksa Pharmaceuticals Ltd., Class A (a)	1,093	$ 15,389
Kodiak Sciences, Inc. (a)	1,076	7,424
Krystal Biotech, Inc. (a)	744	87,346
Kura Oncology, Inc. (a)	2,125	22,482
Kymera Therapeutics, Inc. (a)	1,250	28,737
Larimar Therapeutics, Inc. (a)	894	2,798
Legend Biotech Corp. ADR (a)	800	55,224
Lexicon Pharmaceuticals, Inc. (a)	4,215	9,652
Lineage Cell Therapeutics, Inc. (a)	4,497	6,341
Lyell Immunopharma, Inc. (a)	5,533	17,595
MacroGenics, Inc. (a)	1,911	10,224
Madrigal Pharmaceuticals, Inc. (a)	475	109,725
MannKind Corp. (a)	8,980	36,549
MeiraGTx Holdings PLC (a)	1,671	11,229
Merrimack Pharmaceuticals, Inc. (a)	365	4,489
Mersana Therapeutics, Inc. (a)	3,293	10,834
MiMedx Group, Inc. (a)	3,969	26,235
Mineralys Therapeutics, Inc. (a)	526	8,968
Mirati Therapeutics, Inc. (a)	500	18,065
Mirum Pharmaceuticals, Inc. (a)	932	24,111
Moderna, Inc. (a)	4,108	499,122
Monte Rosa Therapeutics, Inc. (a)	1,484	10,165
Morphic Holding, Inc. (a)	1,060	60,770
Myriad Genetics, Inc. (a)	2,793	64,742
Natera, Inc. (a)	1,100	53,526
Neurocrine Biosciences, Inc. (a)	1,200	113,160
Nkarta, Inc. (a)	1,076	2,356
Novavax, Inc. (a)	3,034	22,543
Nurix Therapeutics, Inc. (a)	1,479	14,775
Nuvalent, Inc., Class A (a)	836	35,254
Nuvectis Pharma, Inc. (a)	239	3,817
Ocean Biomedical, Inc. (a)	304	1,827
Olema Pharmaceuticals, Inc. (a)	935	8,443
Omega Therapeutics, Inc. (a)	849	4,754
Organogenesis Holdings, Inc. (a)	2,288	7,596
ORIC Pharmaceuticals, Inc. (a)	1,360	10,554
Outlook Therapeutics, Inc. (a)	5,405	9,405
Ovid therapeutics, Inc. (a)	2,078	6,816
PDS Biotechnology Corp. (a)	974	4,899
PepGen, Inc. (a)	719	6,428
PMV Pharmaceuticals, Inc. (a)	1,238	7,750
Point Biopharma Global, Inc. (a)	3,084	27,941
Poseida Therapeutics, Inc. (a)	2,368	4,168

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	9

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Precigen, Inc. (a)	6,491	$ 7,465
Prime Medicine, Inc. (a)	1,378	20,188
ProKidney Corp. (a)	2,150	24,058
Protagonist Therapeutics, Inc. (a)	1,889	52,174
Protalix BioTherapeutics, Inc. (a)	1,957	3,914
PTC Therapeutics, Inc. (a)	2,430	98,828
Rallybio Corp. (a)	1,065	6,028
RAPT Therapeutics, Inc. (a)	958	17,915
Recursion Pharmaceuticals, Inc., Class A (a)	4,830	36,080
Regeneron Pharmaceuticals, Inc. (a)	1,241	891,708
REGENXBIO, Inc. (a)	1,421	28,406
Relay Therapeutics, Inc. (a)	3,146	39,514
Reneo Pharmaceuticals, Inc. (a)	337	2,211
Replimune Group, Inc. (a)	1,419	32,949
REVOLUTION Medicines, Inc. (a)	3,534	94,534
Rhythm Pharmaceuticals, Inc. (a)	1,790	29,517
Rigel Pharmaceuticals, Inc. (a)	5,963	7,692
Rocket Pharmaceuticals, Inc. (a)	1,969	39,124
Roivant Sciences Ltd. (a)	2,100	21,168
Sage Therapeutics, Inc. (a)	1,842	86,611
Sana Biotechnology, Inc. (a)	3,187	18,995
Sangamo Therapeutics, Inc. (a)	6,601	8,581
Sarepta Therapeutics, Inc. (a)	1,000	114,520
Savara, Inc. (a)	2,657	8,489
Scholar Rock Holding Corp. (a)	988	7,450
Seagen, Inc. (a)	1,700	327,182
Selecta Biosciences, Inc. (a)	4,047	4,533
Seres Therapeutics, Inc. (a)	3,390	16,238
SpringWorks Therapeutics, Inc. (a)	2,030	53,227
Stoke Therapeutics, Inc. (a)	1,137	12,086
Summit Therapeutics, Inc. (a)	4,038	10,135
Sutro Biopharma, Inc. (a)	2,642	12,285
Syndax Pharmaceuticals, Inc. (a)	2,296	48,055
Tango Therapeutics, Inc. (a)	2,348	7,795
Tenaya Therapeutics, Inc. (a)	1,595	9,363
TG Therapeutics, Inc. (a)	4,781	118,760
Travere Therapeutics, Inc. (a)	2,538	38,984
Twist Bioscience Corp. (a)	2,027	41,472
Tyra Biosciences, Inc. (a)	664	11,308
Ultragenyx Pharmaceutical, Inc. (a)	700	32,291
United Therapeutics Corp. (a)	611	134,878
UroGen Pharma Ltd. (a)	682	7,059
Vanda Pharmaceuticals, Inc. (a)	1,758	11,585
	Number of Shares	Fair Value
Vaxcyte, Inc. (a)	3,204	$ 160,008
Vaxxinity, Inc., Class A (a)	1,485	3,742
Vera Therapeutics, Inc. (a)	1,114	17,880
Veracyte, Inc. (a)	2,503	63,751
Vericel Corp. (a)	1,649	61,953
Vertex Pharmaceuticals, Inc. (a)	3,081	1,084,235
Verve Therapeutics, Inc. (a)	1,768	33,150
Vigil Neuroscience, Inc. (a)	560	5,264
Viking Therapeutics, Inc. (a)	3,350	54,303
Vir Biotechnology, Inc. (a)	2,918	71,579
Viridian Therapeutics, Inc. (a)	1,470	34,971
Vor BioPharma, Inc. (a)	1,313	4,057
Voyager Therapeutics, Inc. (a)	1,107	12,675
X4 Pharmaceuticals, Inc. (a)	4,290	8,323
Xencor, Inc. (a)	2,006	50,090
XOMA Corp. (a)	255	4,817
Y-mAbs Therapeutics, Inc. (a)	1,239	8,413
Zentalis Pharmaceuticals, Inc. (a)	1,654	46,659
Zymeworks, Inc. (a)	1,860	16,070
		18,129,792
Brewers - 0.0%*
Boston Beer Co., Inc., Class A (a)	114	35,162
Molson Coors Beverage Co., Class B	2,200	144,848
		180,010
Broadcasting - 0.0%*
AMC Networks, Inc., Class A (a)	977	11,675
Entravision Communications Corp., Class A	1,876	8,236
EW Scripps Co., Class A (a)	1,887	17,266
Fox Corp., Class A	3,800	129,200
Fox Corp., Class B	1,200	38,268
Gray Television, Inc.	2,672	21,055
iHeartMedia, Inc., Class A (a)	3,860	14,050
Nexstar Media Group, Inc.	424	70,617
Paramount Global, Class B	6,904	109,843
Sinclair, Inc.	1,311	18,118
TEGNA, Inc.	7,844	127,387
Townsquare Media, Inc., Class A	407	4,847
Urban One, Inc. (a)	814	4,883
		575,445
Broadline Retail - 1.1%
Amazon.com, Inc. (a)	107,020	13,951,127
Big Lots, Inc.	1,310	11,567
ContextLogic, Inc., Class A (a)	956	6,291
Dillard's, Inc., Class A	126	41,111
eBay, Inc.	6,848	306,037

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Etsy, Inc. (a)	1,591	$ 134,615
Kohl's Corp.	1,200	27,660
Macy's, Inc.	3,000	48,150
Nordstrom, Inc.	500	10,235
Ollie's Bargain Outlet Holdings, Inc. (a)	800	46,344
		14,583,137
Building Products - 0.3%
A O Smith Corp.	1,406	102,329
AAON, Inc.	1,575	149,326
Advanced Drainage Systems, Inc.	700	79,646
Allegion PLC	1,156	138,743
American Woodmark Corp. (a)	588	44,906
Apogee Enterprises, Inc.	731	34,701
Armstrong World Industries, Inc.	500	36,730
AZEK Co., Inc. (a)	1,400	42,406
AZZ, Inc.	868	37,723
Builders FirstSource, Inc. (a)	1,700	231,200
Carlisle Cos., Inc.	580	148,787
Carrier Global Corp.	9,692	481,789
CSW Industrials, Inc.	537	89,244
Fortune Brands Innovations, Inc.	1,435	103,248
Gibraltar Industries, Inc. (a)	1,086	68,331
Griffon Corp.	1,534	61,820
Insteel Industries, Inc.	603	18,765
Janus International Group, Inc. (a)	2,961	31,564
JELD-WEN Holding, Inc. (a)	2,943	51,620
Johnson Controls International PLC	7,895	537,965
Lennox International, Inc.	400	130,428
Masco Corp.	2,800	160,664
Masonite International Corp. (a)	775	79,391
Masterbrand, Inc. (a)	4,523	52,603
Owens Corning	1,199	156,470
PGT Innovations, Inc. (a)	2,020	58,883
Quanex Building Products Corp.	1,185	31,817
Resideo Technologies, Inc. (a)	5,107	90,190
Simpson Manufacturing Co., Inc.	1,499	207,612
Trane Technologies PLC	2,813	538,014
Trex Co., Inc. (a)	1,396	91,522
UFP Industries, Inc.	2,095	203,320
Zurn Elkay Water Solutions Corp., Class C	5,160	138,752
		4,430,509
Cable & Satellite - 0.2%
Cable One, Inc.	64	42,053
	Number of Shares	Fair Value
Charter Communications, Inc., Class A (a)	1,223	$ 449,293
Comcast Corp., Class A	49,189	2,043,803
Liberty Broadband Corp., Class C (a)	1,500	120,165
Liberty Media Corp.-Liberty SiriusXM, Class A (a)	1,200	39,372
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	1,497	48,997
Sirius XM Holdings, Inc.	7,300	33,069
WideOpenWest, Inc. (a)	1,734	14,635
		2,791,387
Cargo Ground Transportation - 0.1%
ArcBest Corp.	843	83,288
Covenant Logistics Group, Inc.	292	12,798
Daseke, Inc. (a)	1,887	13,454
Heartland Express, Inc.	1,526	25,042
JB Hunt Transport Services, Inc.	1,054	190,806
Knight-Swift Transportation Holdings, Inc.	2,022	112,342
Landstar System, Inc.	444	85,488
Marten Transport Ltd.	2,056	44,204
Old Dominion Freight Line, Inc.	1,184	437,784
PAM Transportation Services, Inc. (a)	233	6,237
RXO, Inc. (a)	4,052	91,859
Ryder System, Inc.	594	50,365
Saia, Inc. (a)	237	81,151
TuSimple Holdings, Inc., Class A (a)	7,095	11,778
U.S. Xpress Enterprises, Inc., Class A (a)	1,078	6,619
U-Haul Holding Co.	747	37,851
Universal Logistics Holdings, Inc.	360	10,372
Werner Enterprises, Inc.	2,172	95,959
XPO, Inc. (a)	1,200	70,800
		1,468,197
Casinos & Gaming - 0.1%
Accel Entertainment, Inc. (a)	1,798	18,987
Bally's Corp. (a)	1,166	18,143
Boyd Gaming Corp.	900	62,433
Caesars Entertainment, Inc. (a)	2,359	120,238
Century Casinos, Inc. (a)	1,371	9,734
Churchill Downs, Inc.	800	111,336
DraftKings, Inc., Class A (a)	4,500	119,565
Everi Holdings, Inc. (a)	3,061	44,262
Full House Resorts, Inc. (a)	1,622	10,867
Golden Entertainment, Inc. (a)	660	27,588

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	11

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Inspired Entertainment, Inc. (a)	756	$ 11,121
International Game Technology PLC	3,786	120,735
Las Vegas Sands Corp. (a)	4,159	241,222
Light & Wonder, Inc. (a)	3,185	219,001
MGM Resorts International	3,900	171,288
Monarch Casino & Resort, Inc.	471	33,182
Penn Entertainment, Inc. (a)	1,700	40,851
PlayAGS, Inc. (a)	1,287	7,272
Red Rock Resorts, Inc., Class A	1,740	81,397
Rush Street Interactive, Inc. (a)	3,062	9,553
Wynn Resorts Ltd.	1,370	144,686
		1,623,461
Coal & Consumable Fuels - 0.0%*
Arch Resources, Inc.	638	71,941
Centrus Energy Corp., Class A (a)	490	15,954
CONSOL Energy, Inc.	1,195	81,033
Energy Fuels, Inc. (a)	5,571	34,763
Enviva, Inc.	1,091	11,837
Hallador Energy Co. (a)	796	6,822
NACCO Industries, Inc., Class A	210	7,279
Peabody Energy Corp.	4,345	94,113
Uranium Energy Corp. (a)	12,731	43,285
		367,027
Commercial & Residential Mortgage Finance - 0.1%
Enact Holdings, Inc.	981	24,652
Essent Group Ltd.	3,705	173,394
Federal Agricultural Mortgage Corp., Class C	321	46,141
Finance of America Cos., Inc., Class A (a)	887	1,694
Merchants Bancorp	501	12,816
MGIC Investment Corp.	3,500	55,265
Mr Cooper Group, Inc. (a)	2,324	117,687
NMI Holdings, Inc., Class A (a)	2,862	73,897
Ocwen Financial Corp. (a)	224	6,713
PennyMac Financial Services, Inc.	936	65,810
Radian Group, Inc.	5,442	137,574
Security National Financial Corp., Class A (a)	415	3,681
Velocity Financial, Inc. (a)	218	2,514
Walker & Dunlop, Inc.	1,109	87,711
Waterstone Financial, Inc.	919	13,316
		822,865
Commercial Printing - 0.0%*
Deluxe Corp.	1,410	24,647
	Number of Shares	Fair Value
Ennis, Inc.	820	$ 16,711
Quad/Graphics, Inc. (a)	943	3,546
		44,904
Commodity Chemicals - 0.1%
AdvanSix, Inc.	881	30,817
Cabot Corp.	1,918	128,295
Core Molding Technologies, Inc. (a)	270	6,143
Dow, Inc.	7,986	425,334
Hawkins, Inc.	692	33,002
Koppers Holdings, Inc.	662	22,574
Kronos Worldwide, Inc.	1,114	9,725
LyondellBasell Industries NV, Class A	3,134	287,795
Mativ Holdings, Inc.	1,798	27,186
Olin Corp.	1,390	71,432
Origin Materials, Inc. (a)	3,346	14,254
PureCycle Technologies, Inc. (a)	4,049	43,284
Trinseo PLC	1,143	14,482
Tronox Holdings PLC	4,117	52,327
Westlake Corp.	500	59,735
		1,226,385
Communications Equipment - 0.3%
ADTRAN Holdings, Inc.	2,730	28,747
Arista Networks, Inc. (a)	3,053	494,769
Aviat Networks, Inc. (a)	355	11,846
Calix, Inc. (a)	2,056	102,615
Cambium Networks Corp. (a)	575	8,751
Ciena Corp. (a)	1,879	79,839
Cisco Systems, Inc.	48,956	2,532,983
Clearfield, Inc. (a)	476	22,539
CommScope Holding Co., Inc. (a)	7,252	40,829
Comtech Telecommunications Corp.	1,246	11,388
Digi International, Inc. (a)	1,230	48,450
DZS, Inc. (a)	1,034	4,105
Extreme Networks, Inc. (a)	4,395	114,490
F5, Inc. (a)	700	102,382
Harmonic, Inc. (a)	3,839	62,077
Infinera Corp. (a)	6,953	33,583
Juniper Networks, Inc.	4,155	130,176
KVH Industries, Inc. (a)	654	5,977
Lumentum Holdings, Inc. (a)	800	45,384
Motorola Solutions, Inc.	2,029	595,065
NETGEAR, Inc. (a)	912	12,914
NetScout Systems, Inc. (a)	2,364	73,166
Ribbon Communications, Inc. (a)	3,535	9,863
Viasat, Inc. (a)	700	28,882

See Notes to Schedule of Investments and Notes to Financial Statements.
12	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Viavi Solutions, Inc. (a)	7,823	$ 88,635
		4,689,455
Computer & Electronics Retail - 0.0%*
Best Buy Co., Inc.	2,538	207,989
GameStop Corp., Class A (a)	3,700	89,725
Upbound Group, Inc.	1,922	59,832
		357,546
Construction & Engineering - 0.2%
AECOM	1,600	135,504
Ameresco, Inc., Class A (a)	1,119	54,417
API Group Corp. (a)	7,358	200,579
Arcosa, Inc.	1,706	129,264
Argan, Inc.	412	16,237
Bowman Consulting Group Ltd. (a)	350	11,158
Comfort Systems USA, Inc.	1,241	203,772
Concrete Pumping Holdings, Inc. (a)	1,296	10,407
Construction Partners, Inc., Class A (a)	1,408	44,197
Dycom Industries, Inc. (a)	1,018	115,696
EMCOR Group, Inc.	400	73,912
Fluor Corp. (a)	4,992	147,763
Granite Construction, Inc.	1,546	61,500
Great Lakes Dredge & Dock Corp. (a)	2,065	16,850
IES Holdings, Inc. (a)	269	15,301
INNOVATE Corp. (a)	1,600	2,800
Limbach Holdings, Inc. (a)	321	7,938
MasTec, Inc. (a)	800	94,376
MDU Resources Group, Inc.	2,200	46,068
MYR Group, Inc. (a)	571	78,992
Northwest Pipe Co. (a)	453	13,699
Primoris Services Corp.	1,866	56,857
Quanta Services, Inc.	1,738	341,430
Sterling Infrastructure, Inc. (a)	1,030	57,474
Tutor Perini Corp. (a)	2,057	14,708
Valmont Industries, Inc.	239	69,561
WillScot Mobile Mini Holdings Corp. (a)	2,500	119,475
		2,139,935
Construction Machinery & Heavy Transportation Equipment - 0.3%
Alamo Group, Inc.	351	64,552
Allison Transmission Holdings, Inc.	1,100	62,106
Astec Industries, Inc.	817	37,124
Blue Bird Corp. (a)	548	12,319
Caterpillar, Inc.	6,115	1,504,596
Commercial Vehicle Group, Inc. (a)	1,119	12,421
Cummins, Inc.	1,758	430,991
	Number of Shares	Fair Value
Douglas Dynamics, Inc.	732	$ 21,872
Federal Signal Corp.	2,103	134,655
Greenbrier Cos., Inc.	1,125	48,487
Hyliion Holdings Corp. (a)	5,974	9,977
Manitowoc Co., Inc. (a)	1,119	21,071
Microvast Holdings, Inc. (a)	3,663	5,861
Miller Industries, Inc.	352	12,485
Nikola Corp. (a)	20,690	28,552
Oshkosh Corp.	900	77,931
PACCAR, Inc.	6,305	527,413
Proterra, Inc. (a)	10,104	12,125
REV Group, Inc.	1,041	13,804
Shyft Group, Inc.	1,129	24,906
Terex Corp.	2,347	140,421
Trinity Industries, Inc.	2,867	73,711
Wabash National Corp.	1,690	43,332
Westinghouse Air Brake Technologies Corp.	2,241	245,770
		3,566,482
Construction Materials - 0.1%
Eagle Materials, Inc.	400	74,568
Holcim AG (a)	8,412	567,283
James Hardie Industries PLC (a)	6,608	176,142
Knife River Corp. (a)	1,776	77,256
Martin Marietta Materials, Inc.	767	354,116
Summit Materials, Inc., Class A (a)	4,181	158,251
U.S. Lime & Minerals, Inc.	63	13,160
Vulcan Materials Co.	1,631	367,693
		1,788,469
Consumer Electronics - 0.0%*
Garmin Ltd.	1,848	192,728
GoPro, Inc., Class A (a)	4,189	17,343
Snap One Holdings Corp. (a)	920	10,718
Sonos, Inc. (a)	4,386	71,623
Vizio Holding Corp., Class A (a)	2,643	17,840
VOXX International Corp. (a)	484	6,040
		316,292
Consumer Finance - 0.2%
Ally Financial, Inc.	3,427	92,563
American Express Co.	7,057	1,229,329
Atlanticus Holdings Corp. (a)	130	5,461
Bread Financial Holdings, Inc.	1,760	55,246
Capital One Financial Corp.	4,310	471,385
Consumer Portfolio Services, Inc. (a)	417	4,866
Credit Acceptance Corp. (a)	81	41,142
Discover Financial Services	3,075	359,314
Encore Capital Group, Inc. (a)	825	40,111

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	13

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Enova International, Inc. (a)	1,083	$ 57,529
FirstCash Holdings, Inc.	1,302	121,516
Green Dot Corp., Class A (a)	1,539	28,841
LendingClub Corp. (a)	3,770	36,758
LendingTree, Inc. (a)	490	10,834
Navient Corp.	3,227	59,958
Nelnet, Inc., Class A	512	49,398
NerdWallet, Inc., Class A (a)	1,193	11,226
OneMain Holdings, Inc.	1,500	65,535
PRA Group, Inc. (a)	1,279	29,225
PROG Holdings, Inc. (a)	1,615	51,874
Regional Management Corp.	380	11,590
SLM Corp.	3,000	48,960
SoFi Technologies, Inc. (a)	11,400	95,076
Synchrony Financial	5,442	184,593
Upstart Holdings, Inc. (a)	2,513	89,991
World Acceptance Corp. (a)	130	17,421
		3,269,742
Consumer Staples Merchandise Retail - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	1,700	107,117
Costco Wholesale Corp.	5,275	2,839,954
Dollar General Corp.	2,637	447,710
Dollar Tree, Inc. (a)	2,326	333,781
PriceSmart, Inc.	896	66,358
Target Corp.	5,374	708,831
Walmart, Inc.	16,908	2,657,599
		7,161,350
Copper - 0.0%*
Freeport-McMoRan, Inc.	16,498	659,920
Data Center REITs - 0.1%
Digital Realty Trust, Inc.	3,321	378,162
Equinix, Inc.	1,118	876,445
		1,254,607
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	1,447	239,667
Concentrix Corp.	452	36,499
Conduent, Inc. (a)	5,498	18,693
CSG Systems International, Inc.	1,090	57,487
ExlService Holdings, Inc. (a)	1,135	171,453
Genpact Ltd.	2,200	82,654
IBEX Holdings Ltd. (a)	428	9,086
Maximus, Inc.	2,122	179,330
SS&C Technologies Holdings, Inc.	2,800	169,680
TTEC Holdings, Inc.	680	23,011
Verra Mobility Corp. (a)	4,875	96,135
		1,083,695
	Number of Shares	Fair Value
Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B	2,335	$ 155,931
Brown-Forman Corp., Class A	600	40,842
Constellation Brands, Inc., Class A	1,708	420,390
Duckhorn Portfolio, Inc. (a)	1,536	19,922
MGP Ingredients, Inc.	553	58,773
		695,858
Distributors - 0.0%*
Genuine Parts Co.	1,700	287,691
LKQ Corp.	3,146	183,317
Pool Corp.	423	158,473
Weyco Group, Inc.	307	8,194
		637,675
Diversified Banks - 0.9%
Bank of America Corp.	82,551	2,368,388
Citigroup, Inc.	22,752	1,047,502
JPMorgan Chase & Co.	34,741	5,052,731
KeyCorp	11,751	108,579
PNC Financial Services Group, Inc.	4,615	581,260
U.S. Bancorp	17,500	578,200
Wells Fargo & Co.	45,159	1,927,386
		11,664,046
Diversified Capital Markets - 0.0%*
Forge Global Holdings, Inc. (a)	3,829	9,304
Diversified Chemicals - 0.0%*
Chemours Co.	2,100	77,469
Huntsman Corp.	1,911	51,635
LSB Industries, Inc. (a)	1,916	18,873
		147,977
Diversified Financial Services - 0.1%
Alerus Financial Corp.	744	13,377
Apollo Global Management, Inc.	5,854	449,646
Equitable Holdings, Inc.	4,700	127,652
Jackson Financial, Inc., Class A	2,838	86,871
NewtekOne, Inc.	812	12,911
Voya Financial, Inc.	1,100	78,881
		769,338
Diversified Metals & Mining - 0.0%*
5E Advanced Materials, Inc. (a)	1,943	6,373
Compass Minerals International, Inc.	1,220	41,480
Contango ORE, Inc. (a)	130	3,312
Ferroglobe PLC (a)(c)**	1,316	—

See Notes to Schedule of Investments and Notes to Financial Statements.
14	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Ivanhoe Electric, Inc. (a)	1,945	$ 25,363
Materion Corp.	711	81,196
MP Materials Corp. (a)	800	18,304
Piedmont Lithium, Inc. (a)	619	35,723
		211,751
Diversified Real Estate Activities - 0.0%*
RMR Group, Inc., Class A	485	11,238
St. Joe Co.	1,209	58,443
Tejon Ranch Co. (a)	658	11,324
		81,005
Diversified REITs - 0.0%*
Alexander & Baldwin, Inc.	2,551	47,398
Alpine Income Property Trust, Inc.	454	7,378
American Assets Trust, Inc.	1,621	31,123
Armada Hoffler Properties, Inc.	2,197	25,661
Broadstone Net Lease, Inc.	6,556	101,225
CTO Realty Growth, Inc.	959	16,437
Empire State Realty Trust, Inc., Class A	4,359	32,649
Essential Properties Realty Trust, Inc.	5,189	122,149
Gladstone Commercial Corp.	1,258	15,562
Global Net Lease, Inc.	3,723	38,272
NexPoint Diversified Real Estate Trust	1,070	13,396
One Liberty Properties, Inc.	516	10,485
Star Holdings (a)	599	8,787
WP Carey, Inc.	2,531	170,994
		641,516
Diversified Support Services - 0.1%
ACV Auctions, Inc., Class A (a)	4,430	76,506
Aurora Innovation, Inc. (a)	10,599	31,161
Cintas Corp.	1,043	518,454
Copart, Inc. (a)	5,248	478,670
Healthcare Services Group, Inc.	2,650	39,565
Liquidity Services, Inc. (a)	1,062	17,523
Matthews International Corp., Class A	1,057	45,049
OPENLANE, Inc. (a)	3,775	57,455
Performant Financial Corp. (a)	2,345	6,332
UniFirst Corp.	513	79,520
Viad Corp. (a)	644	17,311
VSE Corp.	340	18,595
		1,386,141
Drug Retail - 0.0%*
Walgreens Boots Alliance, Inc.	8,976	255,726
	Number of Shares	Fair Value
Education Services - 0.1%
2U, Inc. (a)	2,439	$ 9,829
Adtalem Global Education, Inc. (a)	1,565	53,742
Bright Horizons Family Solutions, Inc. (a)	491	45,393
Chegg, Inc. (a)	4,147	36,825
Coursera, Inc. (a)	4,539	59,098
Duolingo, Inc. (a)	1,000	142,940
Graham Holdings Co., Class B	128	73,149
Grand Canyon Education, Inc. (a)	300	30,963
Laureate Education, Inc.	4,698	56,799
Lincoln Educational Services Corp. (a)	825	5,561
Nerdy, Inc. (a)	2,782	11,601
Perdoceo Education Corp. (a)	2,210	27,117
Strategic Education, Inc.	792	53,729
Stride, Inc. (a)	1,467	54,616
Udemy, Inc. (a)	2,990	32,083
Universal Technical Institute, Inc. (a)	1,648	11,388
		704,833
Electric Utilities - 0.6%
ALLETE, Inc.	2,023	117,273
Alliant Energy Corp.	3,156	165,627
American Electric Power Company, Inc.	5,888	495,770
Avangrid, Inc.	898	33,837
Constellation Energy Corp.	3,807	348,531
Duke Energy Corp.	8,988	806,583
Edison International	4,711	327,179
Entergy Corp.	2,584	251,604
Evergy, Inc.	2,787	162,817
Eversource Energy	4,314	305,949
Exelon Corp.	11,388	463,947
FirstEnergy Corp.	6,828	265,473
Genie Energy Ltd., Class B	689	9,742
Hawaiian Electric Industries, Inc.	1,100	39,820
IDACORP, Inc.	700	71,820
MGE Energy, Inc.	1,289	101,973
NextEra Energy, Inc.	23,757	1,762,769
NRG Energy, Inc.	2,461	92,017
OGE Energy Corp.	2,650	95,161
Otter Tail Corp.	1,445	114,097
PG&E Corp. (a)	20,500	354,240
Pinnacle West Capital Corp.	1,484	120,887
PNM Resources, Inc.	3,001	135,345
Portland General Electric Co.	3,387	158,613
PPL Corp.	9,200	243,432
Southern Co.	12,785	898,146
Xcel Energy, Inc.	6,773	421,077
		8,363,729

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	15

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Electrical Components & Equipment - 0.4%
Acuity Brands, Inc.	400	$ 65,232
Allied Motion Technologies, Inc.	485	19,371
AMETEK, Inc.	2,827	457,635
Array Technologies, Inc. (a)	5,220	117,972
Atkore, Inc. (a)	1,380	215,197
Blink Charging Co. (a)	1,834	10,986
ChargePoint Holdings, Inc. (a)	2,400	21,096
Eaton Corp. PLC	4,618	928,680
Emerson Electric Co.	6,529	590,156
Encore Wire Corp.	584	108,583
EnerSys	1,439	156,160
Enovix Corp. (a)	4,773	86,105
Eos Energy Enterprises, Inc. (a)	3,750	16,275
ESS Tech, Inc. (a)	2,528	3,716
Fluence Energy, Inc. (a)	1,314	35,005
FTC Solar, Inc. (a)	2,225	7,165
FuelCell Energy, Inc. (a)	14,617	31,573
Generac Holdings, Inc. (a)	798	119,006
GrafTech International Ltd.	6,383	32,170
Hubbell, Inc.	600	198,936
LSI Industries, Inc.	912	11,455
NEXTracker, Inc., Class A (a)	1,088	43,313
nVent Electric PLC	2,100	108,507
Plug Power, Inc. (a)	7,200	74,808
Powell Industries, Inc.	289	17,511
Preformed Line Products Co.	78	12,176
Regal Rexnord Corp.	867	133,431
Rockwell Automation, Inc.	1,422	468,478
Schneider Electric SE	8,218	1,492,745
Sensata Technologies Holding PLC	1,800	80,982
SES AI Corp. (a)	4,351	10,616
Shoals Technologies Group, Inc., Class A (a)	5,979	152,823
SKYX Platforms Corp. (a)	1,981	5,269
Stem, Inc. (a)	4,705	26,913
SunPower Corp. (a)	3,044	29,831
Sunrun, Inc. (a)	2,300	41,078
Thermon Group Holdings, Inc. (a)	1,170	31,122
Vertiv Holdings Co.	3,500	86,695
Vicor Corp. (a)	777	41,958
		6,090,730
Electronic Components - 0.1%
Akoustis Technologies, Inc. (a)	3,351	10,656
Amphenol Corp., Class A	6,699	569,080
Bel Fuse, Inc., Class B	365	20,955
Belden, Inc.	1,469	140,510
Coherent Corp. (a)	1,373	69,995
Corning, Inc.	9,217	322,964
	Number of Shares	Fair Value
Knowles Corp. (a)	3,143	$ 56,763
Lightwave Logic, Inc. (a)	4,024	28,047
Littelfuse, Inc.	300	87,393
Rogers Corp. (a)	604	97,806
Vishay Intertechnology, Inc.	4,560	134,064
		1,538,233
Electronic Equipment & Instruments - 0.2%
908 Devices, Inc. (a)	724	4,967
Advanced Energy Industries, Inc.	1,300	144,885
Aeva Technologies, Inc. (a)	3,153	3,941
Arlo Technologies, Inc. (a)	3,094	33,755
Badger Meter, Inc.	1,030	151,987
Cognex Corp.	2,200	123,244
Daktronics, Inc. (a)	1,361	8,710
Evolv Technologies Holdings, Inc. (a)	4,131	24,786
FARO Technologies, Inc. (a)	603	9,769
Iteris, Inc. (a)	1,489	5,896
Itron, Inc. (a)	1,590	114,639
Keysight Technologies, Inc. (a)	1,973	330,379
Luna Innovations, Inc. (a)	1,119	10,205
MicroVision, Inc. (a)	5,922	27,123
Mirion Technologies, Inc. (a)	6,985	59,023
Napco Security Technologies, Inc.	1,111	38,496
National Instruments Corp.	1,700	97,580
nLight, Inc. (a)	1,414	21,804
Novanta, Inc. (a)	1,253	230,677
OSI Systems, Inc. (a)	558	65,749
PAR Technology Corp. (a)	949	31,251
SmartRent, Inc. (a)	6,423	24,600
Teledyne Technologies, Inc. (a)	505	207,611
Tingo Group, Inc. (a)	4,255	5,149
Trimble, Inc. (a)	3,132	165,808
Vishay Precision Group, Inc. (a)	400	14,860
Vontier Corp.	1,699	54,725
Vuzix Corp. (a)	2,057	10,491
Zebra Technologies Corp., Class A (a)	659	194,952
		2,217,062
Electronic Manufacturing Services - 0.0%*
Benchmark Electronics, Inc.	1,238	31,978
CTS Corp.	1,116	47,575
IPG Photonics Corp. (a)	500	67,910
Jabil, Inc.	1,614	174,199
Kimball Electronics, Inc. (a)	774	21,386
Methode Electronics, Inc.	1,243	41,665
Plexus Corp. (a)	955	93,819
Sanmina Corp. (a)	2,018	121,625

See Notes to Schedule of Investments and Notes to Financial Statements.
16	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
TTM Technologies, Inc. (a)	3,569	$ 49,609
		649,766
Environmental & Facilities Services - 0.2%
ABM Industries, Inc.	2,279	97,199
Aris Water Solutions, Inc., Class A	1,117	11,527
BrightView Holdings, Inc. (a)	2,021	14,511
Casella Waste Systems, Inc., Class A (a)	1,932	174,749
CECO Environmental Corp. (a)	1,035	13,828
Clean Harbors, Inc. (a)	600	98,658
Enviri Corp. (a)	2,761	27,251
Heritage-Crystal Clean, Inc. (a)	507	19,160
LanzaTech Global, Inc. (a)	719	4,911
Montrose Environmental Group, Inc. (a)	977	41,151
Republic Services, Inc.	2,490	381,393
Rollins, Inc.	2,978	127,548
SP Plus Corp. (a)	655	25,617
Stericycle, Inc. (a)	1,400	65,016
Tetra Tech, Inc.	700	114,618
Waste Management, Inc.	4,809	833,977
		2,051,114
Fertilizers & Agricultural Chemicals - 0.1%
American Vanguard Corp.	909	16,244
CF Industries Holdings, Inc.	2,382	165,358
Corteva, Inc.	8,202	469,975
FMC Corp.	1,464	152,754
Intrepid Potash, Inc. (a)	518	11,753
Mosaic Co.	3,947	138,145
Scotts Miracle-Gro Co.	462	28,963
		983,192
Financial Exchanges & Data - 0.4%
Bakkt Holdings, Inc. (a)	1,663	2,045
Cboe Global Markets, Inc.	1,252	172,789
CME Group, Inc.	4,222	782,294
Coinbase Global, Inc., Class A (a)	2,000	143,100
Donnelley Financial Solutions, Inc. (a)	902	41,068
FactSet Research Systems, Inc.	415	166,270
Intercontinental Exchange, Inc.	6,420	725,974
MarketAxess Holdings, Inc.	422	110,319
MarketWise, Inc.	991	1,982
Moody's Corp.	1,938	673,881
Morningstar, Inc.	300	58,821
MSCI, Inc.	957	449,111
Nasdaq, Inc.	4,238	211,264
	Number of Shares	Fair Value
Open Lending Corp., Class A (a)	3,733	$ 39,234
S&P Global, Inc.	3,836	1,537,814
Tradeweb Markets, Inc., Class A	1,273	87,175
Value Line, Inc.	20	918
		5,204,059
Food Distributors - 0.1%
Andersons, Inc.	1,129	52,103
Chefs' Warehouse, Inc. (a)	1,218	43,556
HF Foods Group, Inc. (a)	1,972	9,249
Performance Food Group Co. (a)	1,900	114,456
SpartanNash Co.	1,144	25,751
Sysco Corp.	6,218	461,376
U.S. Foods Holding Corp. (a)	2,700	118,800
United Natural Foods, Inc. (a)	2,085	40,762
		866,053
Food Retail - 0.1%
Albertsons Cos., Inc., Class A	3,800	82,916
Casey's General Stores, Inc.	478	116,575
Grocery Outlet Holding Corp. (a)	900	27,549
Ingles Markets, Inc., Class A	506	41,821
Kroger Co.	7,939	373,133
Natural Grocers by Vitamin Cottage, Inc., Class C	425	5,211
Sprouts Farmers Market, Inc. (a)	3,663	134,542
Village Super Market, Inc., Class A	426	9,721
Weis Markets, Inc.	577	37,049
		828,517
Footwear - 0.2%
Allbirds, Inc., Class A (a)	3,139	3,955
Crocs, Inc. (a)	500	56,220
Deckers Outdoor Corp. (a)	300	158,298
NIKE, Inc., Class B	14,371	1,586,127
Rocky Brands, Inc.	354	7,434
Skechers USA, Inc., Class A (a)	1,800	94,788
Steven Madden Ltd.	2,639	86,269
Wolverine World Wide, Inc.	2,764	40,603
		2,033,694
Forest Products - 0.0%*
Louisiana-Pacific Corp.	1,100	82,478
Gas Utilities - 0.1%
Atmos Energy Corp.	1,734	201,734
Chesapeake Utilities Corp.	606	72,114
National Fuel Gas Co.	900	46,224

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	17

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
New Jersey Resources Corp.	3,374	$ 159,253
Northwest Natural Holding Co.	1,211	52,133
ONE Gas, Inc.	1,925	147,859
RGC Resources, Inc.	279	5,588
Southwest Gas Holdings, Inc.	2,154	137,102
Spire, Inc.	1,804	114,446
UGI Corp.	2,800	75,516
		1,011,969
Gold - 0.0%*
Coeur Mining, Inc. (a)	11,141	31,641
Dakota Gold Corp. (a)	2,650	7,738
Newmont Corp.	9,117	388,931
Perpetua Resources Corp. (a)	1,316	4,830
Royal Gold, Inc.	763	87,577
		520,717
Health Care REITs - 0.1%
CareTrust REIT, Inc.	3,452	68,557
Community Healthcare Trust, Inc.	890	29,388
Diversified Healthcare Trust	8,330	18,742
Global Medical REIT, Inc.	1,975	18,032
Healthcare Realty Trust, Inc.	4,800	90,528
Healthpeak Properties, Inc.	7,136	143,434
LTC Properties, Inc.	1,418	46,822
Medical Properties Trust, Inc.	7,100	65,746
National Health Investors, Inc.	1,455	76,271
Omega Healthcare Investors, Inc.	3,100	95,139
Physicians Realty Trust	8,300	116,117
Sabra Health Care REIT, Inc.	8,102	95,361
Universal Health Realty Income Trust	416	19,793
Ventas, Inc.	4,738	223,965
Welltower, Inc.	5,614	454,116
		1,562,011
Healthcare Distributors - 0.1%
AdaptHealth Corp. (a)	2,576	31,350
AmerisourceBergen Corp.	1,908	367,156
Cardinal Health, Inc.	3,245	306,880
Henry Schein, Inc. (a)	1,672	135,599
McKesson Corp.	1,621	692,670
Owens & Minor, Inc. (a)	2,586	49,237
Patterson Cos., Inc.	3,071	102,142
PetIQ, Inc. (a)	1,179	17,885
		1,702,919
Healthcare Equipment - 1.1%
Abbott Laboratories	20,532	2,238,399
Accuray, Inc. (a)	3,250	12,578
Alphatec Holdings, Inc. (a)	2,582	46,424
AngioDynamics, Inc. (a)	1,618	16,876
	Number of Shares	Fair Value
Artivion, Inc. (a)	1,427	$ 24,530
AtriCure, Inc. (a)	1,629	80,407
Axogen, Inc. (a)	1,763	16,096
Axonics, Inc. (a)	1,684	84,991
Baxter International, Inc.	6,317	287,803
Becton Dickinson & Co.	3,345	883,113
Beyond Air, Inc. (a)	893	3,804
Boston Scientific Corp. (a)	16,867	912,336
Butterfly Network, Inc. (a)	4,184	9,623
ClearPoint Neuro, Inc. (a)	799	5,785
CONMED Corp.	1,069	145,266
Cutera, Inc. (a)	758	11,469
CVRx, Inc. (a)	388	5,991
Dexcom, Inc. (a)	4,500	578,295
Edwards Lifesciences Corp. (a)	7,271	685,873
Enovis Corp. (a)	633	40,588
Envista Holdings Corp. (a)	1,900	64,296
GE HealthCare Technologies, Inc.	4,549	369,561
Glaukos Corp. (a)	1,634	116,357
Globus Medical, Inc., Class A (a)	800	47,632
Hologic, Inc. (a)	3,000	242,910
IDEXX Laboratories, Inc. (a)	1,004	504,239
Inari Medical, Inc. (a)	1,806	105,001
Inmode Ltd. (a)	2,700	100,845
Inogen, Inc. (a)	716	8,270
Inspire Medical Systems, Inc. (a)	265	86,030
Insulet Corp. (a)	868	250,279
Integer Holdings Corp. (a)	1,162	102,965
Integra LifeSciences Holdings Corp. (a)	900	37,017
Intuitive Surgical, Inc. (a)	4,156	1,421,103
iRadimed Corp.	221	10,551
iRhythm Technologies, Inc. (a)	1,069	111,518
KORU Medical Systems, Inc. (a)	1,218	4,202
LeMaitre Vascular, Inc.	683	45,952
LivaNova PLC (a)	1,898	97,614
Masimo Corp. (a)	576	94,781
Medtronic PLC	15,932	1,403,609
Nevro Corp. (a)	1,242	31,572
Novocure Ltd. (a)	1,400	58,100
NuVasive, Inc. (a)	1,822	75,777
Omnicell, Inc. (a)	1,567	115,441
Orthofix Medical, Inc. (a)	1,230	22,214
Outset Medical, Inc. (a)	1,726	37,748
Paragon 28, Inc. (a)	1,600	28,384
Penumbra, Inc. (a)	400	137,624
PROCEPT BioRobotics Corp. (a)	1,258	44,470
Pulmonx Corp. (a)	1,278	16,755
Pulse Biosciences, Inc. (a)	563	4,048

See Notes to Schedule of Investments and Notes to Financial Statements.
18	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
QuidelOrtho Corp. (a)	600	$ 49,716
ResMed, Inc.	1,759	384,341
Semler Scientific, Inc. (a)	174	4,566
Shockwave Medical, Inc. (a)	300	85,623
SI-BONE, Inc. (a)	1,215	32,781
Sight Sciences, Inc. (a)	1,094	9,058
Silk Road Medical, Inc. (a)	1,311	42,594
STERIS PLC	1,260	283,475
Stryker Corp.	4,203	1,282,293
Surmodics, Inc. (a)	426	13,338
Tactile Systems Technology, Inc. (a)	811	20,218
Tandem Diabetes Care, Inc. (a)	700	17,178
Teleflex, Inc.	610	147,638
TransMedics Group, Inc. (a)	1,106	92,882
Treace Medical Concepts, Inc. (a)	1,576	40,314
Varex Imaging Corp. (a)	1,387	32,692
Vicarious Surgical, Inc. (a)	1,656	3,030
ViewRay, Inc. (a)	4,735	1,668
Zimmer Biomet Holdings, Inc.	2,370	345,072
Zimvie, Inc. (a)	900	10,107
Zynex, Inc. (a)	1,065	10,213
		14,795,909
Healthcare Facilities - 0.1%
Acadia Healthcare Co., Inc. (a)	1,200	95,568
Brookdale Senior Living, Inc. (a)	6,085	25,679
Cano Health, Inc. (a)	8,217	11,422
Community Health Systems, Inc. (a)	4,070	17,908
Encompass Health Corp.	1,100	74,481
Ensign Group, Inc.	1,919	183,188
HCA Healthcare, Inc.	2,563	777,819
Joint Corp. (a)	694	9,369
National HealthCare Corp.	411	25,408
Pennant Group, Inc. (a)	1,009	12,391
Select Medical Holdings Corp.	3,666	116,799
Surgery Partners, Inc. (a)	2,353	105,861
Tenet Healthcare Corp. (a)	1,400	113,932
U.S. Physical Therapy, Inc.	450	54,625
Universal Health Services, Inc., Class B	720	113,594
		1,738,044
Healthcare Services - 0.3%
23andMe Holding Co., Class A (a)	8,357	14,625
Accolade, Inc. (a)	2,188	29,472
Addus HomeCare Corp. (a)	548	50,800
Agiliti, Inc. (a)	1,037	17,111
agilon health, Inc. (a)	2,000	34,680
	Number of Shares	Fair Value
AirSculpt Technologies, Inc.	383	$ 3,301
Amedisys, Inc. (a)	300	27,432
AMN Healthcare Services, Inc. (a)	1,415	154,405
Apollo Medical Holdings, Inc. (a)	1,493	47,179
Aveanna Healthcare Holdings, Inc. (a)	2,000	3,380
CareMax, Inc. (a)	2,959	9,202
Castle Biosciences, Inc. (a)	792	10,866
Chemed Corp.	159	86,126
Cigna Group	3,530	990,518
CorVel Corp. (a)	305	59,017
Cross Country Healthcare, Inc. (a)	1,276	35,830
CVS Health Corp.	15,318	1,058,933
DaVita, Inc. (a)	587	58,976
DocGo, Inc. (a)	2,687	25,177
Enhabit, Inc. (a)	1,755	20,182
Figs, Inc., Class A (a)	4,517	37,356
Fulgent Genetics, Inc. (a)	680	25,180
Guardant Health, Inc. (a)	3,875	138,725
Hims & Hers Health, Inc. (a)	4,247	39,922
InfuSystem Holdings, Inc. (a)	633	6,096
Innovage Holding Corp. (a)	1,017	7,628
Invitae Corp. (a)	11,293	12,761
Laboratory Corp. of America Holdings	1,087	262,326
LifeStance Health Group, Inc. (a)	3,698	33,763
ModivCare, Inc. (a)	417	18,853
National Research Corp.	504	21,929
NeoGenomics, Inc. (a)	4,387	70,499
OPKO Health, Inc. (a)	13,086	28,397
Option Care Health, Inc. (a)	5,953	193,413
P3 Health Partners, Inc. (a)	1,389	4,153
Pediatrix Medical Group, Inc. (a)	2,911	41,365
Premier, Inc., Class A	1,400	38,724
Privia Health Group, Inc. (a)	2,358	61,567
Quest Diagnostics, Inc.	1,329	186,804
Quipt Home Medical Corp. (a)	1,406	7,508
R1 RCM, Inc. (a)	600	11,070
RadNet, Inc. (a)	1,747	56,987
Viemed Healthcare, Inc. (a)	1,190	11,638
		4,053,876
Healthcare Supplies - 0.1%
Align Technology, Inc. (a)	959	339,141
Atrion Corp.	45	25,456
Avanos Medical, Inc. (a)	1,652	42,225
Cerus Corp. (a)	5,542	13,633
Cooper Cos., Inc.	530	203,218
Dentsply Sirona, Inc.	2,467	98,729
Embecta Corp.	2,012	43,459

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	19

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Haemonetics Corp. (a)	1,763	$ 150,102
ICU Medical, Inc. (a)	200	35,638
Lantheus Holdings, Inc. (a)	2,381	199,814
Merit Medical Systems, Inc. (a)	2,001	167,364
Neogen Corp. (a)	7,624	165,822
OraSure Technologies, Inc. (a)	2,307	11,558
OrthoPediatrics Corp. (a)	553	24,249
RxSight, Inc. (a)	1,033	29,750
Sanara Medtech, Inc. (a)	132	5,293
STAAR Surgical Co. (a)	1,718	90,315
Tela Bio, Inc. (a)	553	5,602
UFP Technologies, Inc. (a)	242	46,912
Utah Medical Products, Inc.	108	10,066
		1,708,346
Healthcare Technology - 0.1%
American Well Corp., Class A (a)	8,546	17,947
Certara, Inc. (a)	1,400	25,494
Computer Programs & Systems, Inc. (a)	447	11,036
Definitive Healthcare Corp. (a)	1,573	17,303
Doximity, Inc., Class A (a)	1,500	51,030
Evolent Health, Inc., Class A (a)	3,839	116,322
Health Catalyst, Inc. (a)	1,788	22,350
HealthStream, Inc.	786	19,304
Multiplan Corp. (a)	13,247	27,951
NextGen Healthcare, Inc. (a)	1,808	29,326
OptimizeRx Corp. (a)	825	11,789
Phreesia, Inc. (a)	1,741	53,988
Schrodinger, Inc. (a)	1,887	94,199
Sharecare, Inc. (a)	10,786	18,876
Simulations Plus, Inc.	555	24,048
Teladoc Health, Inc. (a)	2,351	59,527
Veeva Systems, Inc., Class A (a)	1,579	312,216
Veradigm, Inc. (a)	3,796	47,830
		960,536
Heavy Electrical Equipment - 0.0%*
374Water, Inc. (a)	2,064	4,933
Babcock & Wilcox Enterprises, Inc. (a)	1,917	11,310
Bloom Energy Corp., Class A (a)	6,717	109,823
Energy Vault Holdings, Inc. (a)	4,171	11,387
NuScale Power Corp. (a)	1,868	12,703
TPI Composites, Inc. (a)	1,460	15,140
		165,296
Home Building - 0.2%
Beazer Homes USA, Inc. (a)	1,062	30,044
	Number of Shares	Fair Value
Cavco Industries, Inc. (a)	306	$ 90,270
Century Communities, Inc.	984	75,394
DR Horton, Inc.	3,640	442,952
Dream Finders Homes, Inc., Class A (a)	844	20,754
Green Brick Partners, Inc. (a)	951	54,017
Hovnanian Enterprises, Inc., Class A (a)	151	14,981
Installed Building Products, Inc.	818	114,651
KB Home	2,584	133,619
Landsea Homes Corp. (a)	566	5,286
Legacy Housing Corp. (a)	442	10,250
Lennar Corp., Class A	3,005	376,557
LGI Homes, Inc. (a)	726	97,930
M/I Homes, Inc. (a)	929	80,999
MDC Holdings, Inc.	2,055	96,112
Meritage Homes Corp.	1,277	181,679
NVR, Inc. (a)	32	203,220
PulteGroup, Inc.	2,818	218,902
Skyline Champion Corp. (a)	1,876	122,784
Taylor Morrison Home Corp. (a)	3,678	179,376
Toll Brothers, Inc.	1,415	111,884
TopBuild Corp. (a)	400	106,408
Tri Pointe Homes, Inc. (a)	3,465	113,860
United Homes Group, Inc. (a)	215	2,399
		2,884,328
Home Furnishing Retail - 0.0%*
Aaron's Co., Inc.	1,408	19,909
Haverty Furniture Cos., Inc.	467	14,113
Overstock.com, Inc. (a)	1,527	49,734
RH (a)	270	88,989
Sleep Number Corp. (a)	690	18,823
Wayfair, Inc., Class A (a)	1,000	65,010
Williams-Sonoma, Inc.	755	94,481
		351,059
Home Furnishings - 0.0%*
Ethan Allen Interiors, Inc.	734	20,757
Hooker Furnishings Corp.	383	7,147
La-Z-Boy, Inc.	1,528	43,762
Leggett & Platt, Inc.	1,600	47,392
Lovesac Co. (a)	442	11,912
Mohawk Industries, Inc. (a)	600	61,896
Purple Innovation, Inc.	3,199	8,893
Tempur Sealy International, Inc.	1,800	72,126
		273,885
Home Improvement Retail - 0.4%
Floor & Decor Holdings, Inc., Class A (a)	1,300	135,148

See Notes to Schedule of Investments and Notes to Financial Statements.
20	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
GrowGeneration Corp. (a)	2,890	$ 9,826
Lowe's Cos., Inc.	7,223	1,630,231
The Home Depot, Inc.	12,044	3,741,348
Tile Shop Holdings, Inc. (a)	1,007	5,579
		5,522,132
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT, Inc.	7,446	112,509
Braemar Hotels & Resorts, Inc.	3,160	12,703
Chatham Lodging Trust	1,542	14,433
DiamondRock Hospitality Co.	7,320	58,633
Hersha Hospitality Trust, Class A	1,586	9,659
Host Hotels & Resorts, Inc.	8,754	147,330
Park Hotels & Resorts, Inc.	2,200	28,204
Pebblebrook Hotel Trust	4,529	63,134
RLJ Lodging Trust	5,600	57,512
Ryman Hospitality Properties, Inc.	2,022	187,884
Service Properties Trust	5,795	50,359
Summit Hotel Properties, Inc.	3,417	22,245
Sunstone Hotel Investors, Inc.	7,385	74,736
Xenia Hotels & Resorts, Inc.	4,003	49,277
		888,618
Hotels, Resorts & Cruise Lines - 0.3%
Airbnb, Inc., Class A (a)	4,600	589,536
Bluegreen Vacations Holding Corp.	470	16,755
Booking Holdings, Inc. (a)	451	1,217,849
Carnival Corp. (a)	12,300	231,609
Choice Hotels International, Inc.	500	58,760
Expedia Group, Inc. (a)	1,878	205,434
Global Business Travel Group I (a)	1,124	8,126
Hilton Grand Vacations, Inc. (a)	2,838	128,959
Hilton Worldwide Holdings, Inc.	3,136	456,445
Hyatt Hotels Corp., Class A	500	57,290
Lindblad Expeditions Holdings, Inc. (a)	1,044	11,359
Marriott International, Inc., Class A	3,103	569,990
Marriott Vacations Worldwide Corp.	555	68,110
Mondee Holdings, Inc. (a)	1,582	14,096
Norwegian Cruise Line Holdings Ltd. (a)	5,800	126,266
Royal Caribbean Cruises Ltd. (a)	2,800	290,472
Sabre Corp. (a)	11,469	36,586
Target Hospitality Corp. (a)	1,094	14,681
Travel & Leisure Co.	900	36,306
	Number of Shares	Fair Value
Wyndham Hotels & Resorts, Inc.	1,200	$ 82,284
		4,220,913
Household Appliances - 0.0%*
Cricut, Inc., Class A	1,667	20,337
Helen of Troy Ltd. (a)	843	91,061
iRobot Corp. (a)	959	43,395
Traeger, Inc. (a)	1,754	7,454
Whirlpool Corp.	758	112,783
		275,030
Household Products - 0.5%
Central Garden & Pet Co., Class A (a)	1,408	51,336
Central Garden & Pet Co. (a)	313	12,135
Church & Dwight Co., Inc.	3,028	303,496
Clorox Co.	1,547	246,035
Colgate-Palmolive Co.	9,495	731,495
Energizer Holdings, Inc.	2,535	85,125
Kimberly-Clark Corp.	3,898	538,158
Oil-Dri Corp. of America	171	10,087
Spectrum Brands Holdings, Inc.	400	31,220
The Procter & Gamble Co.	28,112	4,265,715
WD-40 Co.	470	88,666
		6,363,468
Housewares & Specialties - 0.0%*
Newell Brands, Inc.	5,300	46,110
Human Resource & Employment Services - 0.2%
Alight, Inc., Class A (a)	13,882	128,270
ASGN, Inc. (a)	1,694	128,117
Asure Software, Inc. (a)	659	8,013
Automatic Data Processing, Inc.	4,929	1,083,345
Barrett Business Services, Inc.	222	19,358
Ceridian HCM Holding, Inc. (a)	1,705	114,184
First Advantage Corp. (a)	1,919	29,572
Heidrick & Struggles International, Inc.	632	16,729
HireQuest, Inc.	187	4,868
HireRight Holdings Corp. (a)	523	5,915
Insperity, Inc.	1,261	150,009
Kelly Services, Inc., Class A	1,091	19,213
Kforce, Inc.	703	44,050
Korn Ferry	1,822	90,262
ManpowerGroup, Inc.	679	53,913
Paychex, Inc.	3,728	417,051
Paycom Software, Inc.	635	203,987
Paylocity Holding Corp. (a)	500	92,265
Robert Half International, Inc.	1,275	95,905
Skillsoft Corp. (a)	2,868	3,556

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	21

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Sterling Check Corp. (a)	826	$ 10,127
TriNet Group, Inc. (a)	1,328	126,120
TrueBlue, Inc. (a)	1,042	18,454
Upwork, Inc. (a)	4,339	40,526
		2,903,809
Independent Power Producers & Energy Traders - 0.0%*
AES Corp.	8,400	174,132
Vistra Corp.	5,000	131,250
		305,382
Industrial Conglomerates - 0.3%
3M Co.	6,392	639,775
General Electric Co.	12,848	1,411,353
Honeywell International, Inc.	7,954	1,650,455
		3,701,583
Industrial Gases - 0.2%
Air Products & Chemicals, Inc.	2,581	773,087
Linde PLC	5,833	2,222,840
		2,995,927
Industrial Machinery & Supplies & Components - 0.5%
3D Systems Corp. (a)	4,503	44,715
Albany International Corp., Class A	1,095	102,142
Barnes Group, Inc.	1,706	71,976
Berkshire Grey, Inc. (a)	1,296	1,827
Chart Industries, Inc. (a)	1,495	238,886
CIRCOR International, Inc. (a)	662	37,370
Columbus McKinnon Corp.	997	40,528
Crane Co.	600	53,472
Crane NXT Co.	600	33,864
Desktop Metal, Inc., Class A (a)	9,812	17,367
Donaldson Co., Inc.	1,400	87,514
Dover Corp.	1,774	261,931
Energy Recovery, Inc. (a)	1,937	54,139
Enerpac Tool Group Corp.	2,011	54,297
EnPro Industries, Inc.	725	96,809
Esab Corp.	733	48,774
ESCO Technologies, Inc.	896	92,853
Flowserve Corp.	1,900	70,585
Fortive Corp.	4,350	325,250
Franklin Electric Co., Inc.	1,621	166,801
Gencor Industries, Inc. (a)	367	5,718
Gorman-Rupp Co.	735	21,190
Graco, Inc.	2,039	176,068
Helios Technologies, Inc.	1,134	74,946
Hillenbrand, Inc.	2,439	125,072
Hillman Solutions Corp. (a)	6,017	54,213
Hyster-Yale Materials Handling, Inc.	349	19,488
IDEX Corp.	957	206,004
	Number of Shares	Fair Value
Illinois Tool Works, Inc.	3,602	$ 901,076
Ingersoll Rand, Inc.	5,021	328,173
ITT, Inc.	1,100	102,531
John Bean Technologies Corp.	1,115	135,250
Kadant, Inc.	404	89,729
Kennametal, Inc.	2,833	80,429
Lincoln Electric Holdings, Inc.	700	139,041
Mayville Engineering Co., Inc. (a)	385	4,797
Middleby Corp. (a)	710	104,959
Mueller Industries, Inc.	1,962	171,243
Mueller Water Products, Inc., Class A	5,426	88,064
Nordson Corp.	735	182,412
Omega Flex, Inc.	103	10,689
Otis Worldwide Corp.	5,104	454,307
Parker-Hannifin Corp.	1,505	587,010
Park-Ohio Holdings Corp.	293	5,567
Pentair PLC	2,200	142,120
Proto Labs, Inc. (a)	890	31,114
RBC Bearings, Inc. (a)	200	43,494
Snap-on, Inc.	625	180,119
SPX Technologies, Inc. (a)	1,537	130,599
Standex International Corp.	413	58,427
Stanley Black & Decker, Inc.	1,887	176,831
Tennant Co.	648	52,559
Timken Co.	900	82,377
Velo3D, Inc. (a)	3,102	6,700
Watts Water Technologies, Inc., Class A	962	176,748
Xylem, Inc.	2,643	297,655
		7,347,819
Industrial REITs - 0.2%
Americold Realty Trust, Inc.	3,500	113,050
EastGroup Properties, Inc.	500	86,800
First Industrial Realty Trust, Inc.	1,500	78,960
Innovative Industrial Properties, Inc.	968	70,674
LXP Industrial Trust	10,104	98,514
Plymouth Industrial REIT, Inc.	1,497	34,461
Prologis, Inc.	10,853	1,330,903
Rexford Industrial Realty, Inc.	2,548	133,056
STAG Industrial, Inc.	1,500	53,820
Terreno Realty Corp.	2,878	172,968
		2,173,206
Insurance Brokers - 0.2%
Aon PLC, Class A	2,343	808,804
Arthur J Gallagher & Co.	2,407	528,505
Brown & Brown, Inc.	2,900	199,636
BRP Group, Inc., Class A (a)	2,157	53,451
Crawford & Co., Class A	448	4,968

See Notes to Schedule of Investments and Notes to Financial Statements.
22	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
eHealth, Inc. (a)	1,238	$ 9,954
GoHealth, Inc., Class A (a)	137	2,700
Goosehead Insurance, Inc., Class A (a)	751	47,230
Hippo Holdings, Inc. (a)	365	6,033
Marsh & McLennan Cos., Inc.	5,832	1,096,883
Ryan Specialty Holdings, Inc. (a)	800	35,912
Selectquote, Inc. (a)	6,659	12,985
Willis Towers Watson PLC	1,324	311,802
		3,118,863
Integrated Oil & Gas - 0.7%
Chevron Corp.	20,584	3,238,892
Exxon Mobil Corp.	48,518	5,203,556
Occidental Petroleum Corp.	8,439	496,213
		8,938,661
Integrated Telecommunication Services - 0.2%
AT&T, Inc.	85,640	1,365,958
ATN International, Inc.	350	12,810
Consolidated Communications Holdings, Inc. (a)	2,587	9,908
Frontier Communications Parent, Inc. (a)	3,200	59,648
IDT Corp., Class B (a)	500	12,925
Ooma, Inc. (a)	831	12,440
Radius Global Infrastructure, Inc., Class A (a)	2,960	44,104
Verizon Communications, Inc.	49,484	1,840,310
		3,358,103
Interactive Home Entertainment - 0.1%
Activision Blizzard, Inc. (a)	9,142	770,670
Electronic Arts, Inc.	3,361	435,922
Playstudios, Inc. (a)	2,993	14,696
Roblox Corp., Class A (a)	5,600	225,680
Take-Two Interactive Software, Inc. (a)	2,083	306,534
		1,753,502
Interactive Media & Services - 1.8%
Alphabet, Inc., Class C (a)	61,520	7,442,074
Alphabet, Inc., Class A (a)	70,920	8,489,124
Bumble, Inc., Class A (a)	3,495	58,646
Cargurus, Inc. (a)	3,564	80,653
Cars.com, Inc. (a)	2,352	46,617
DHI Group, Inc. (a)	2,195	8,407
Eventbrite, Inc., Class A (a)	2,537	24,228
EverQuote, Inc., Class A (a)	977	6,351
fuboTV, Inc. (a)	7,093	14,753
IAC, Inc. (a)	900	56,520
Match Group, Inc. (a)	3,563	149,112
MediaAlpha, Inc., Class A (a)	773	7,970
	Number of Shares	Fair Value
Meta Platforms, Inc., Class A (a)	26,384	$ 7,571,680
Nextdoor Holdings, Inc. (a)	5,072	16,535
Outbrain, Inc. (a)	1,221	6,007
Pinterest, Inc., Class A (a)	7,397	202,234
QuinStreet, Inc. (a)	1,655	14,614
Shutterstock, Inc.	860	41,856
System1, Inc. (a)	863	3,884
TrueCar, Inc. (a)	4,387	9,915
Vimeo, Inc. (a)	5,306	21,861
Yelp, Inc. (a)	2,359	85,891
Ziff Davis, Inc. (a)	1,641	114,968
ZipRecruiter, Inc., Class A (a)	2,594	46,069
ZoomInfo Technologies, Inc. (a)	3,000	76,170
		24,596,139
Internet Services & Infrastructure - 0.2%
Akamai Technologies, Inc. (a)	1,914	172,011
BigCommerce Holdings, Inc. Series 1 (a)	2,351	23,392
Brightcove, Inc. (a)	2,099	8,417
Cloudflare, Inc., Class A (a)	3,585	234,351
DigitalOcean Holdings, Inc. (a)	2,211	88,750
Fastly, Inc., Class A (a)	4,149	65,430
GoDaddy, Inc., Class A (a)	2,100	157,773
MongoDB, Inc. (a)	737	302,900
Okta, Inc. (a)	1,961	135,995
Rackspace Technology, Inc. (a)	1,832	4,983
Snowflake, Inc., Class A (a)	3,710	652,886
Squarespace, Inc., Class A (a)	1,558	49,139
Tucows, Inc., Class A (a)	490	13,593
Twilio, Inc., Class A (a)	2,147	136,592
VeriSign, Inc. (a)	1,007	227,552
		2,273,764
Investment Banking & Brokerage - 0.4%
B Riley Financial, Inc.	652	29,979
BGC Partners, Inc., Class A	11,085	49,107
Evercore, Inc., Class A	566	69,952
Goldman Sachs Group, Inc.	3,908	1,260,486
Houlihan Lokey, Inc.	300	29,493
Interactive Brokers Group, Inc., Class A	1,100	91,377
Jefferies Financial Group, Inc.	2,609	86,541
Lazard Ltd., Class A	1,000	32,000
LPL Financial Holdings, Inc.	1,003	218,082
Moelis & Co., Class A	2,330	105,642
Morgan Stanley	14,597	1,246,584
Perella Weinberg Partners	1,486	12,378
Piper Sandler Cos.,	605	78,202
PJT Partners, Inc., Class A	828	57,662
Raymond James Financial, Inc.	2,392	248,218

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	23

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Robinhood Markets, Inc., Class A (a)	8,100	$ 80,838
Stifel Financial Corp.	1,300	77,571
StoneX Group, Inc. (a)	619	51,427
The Charles Schwab Corp.	17,981	1,019,163
		4,844,702
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	7,557	2,331,939
Amdocs Ltd.	1,367	135,128
BigBear.ai Holdings, Inc. (a)	939	2,207
Cognizant Technology Solutions Corp., Class A	6,202	404,867
DXC Technology Co. (a)	2,800	74,816
EPAM Systems, Inc. (a)	665	149,459
Gartner, Inc. (a)	938	328,591
Globant SA (a)	500	89,860
Grid Dynamics Holdings, Inc. (a)	1,743	16,123
Hackett Group, Inc.	995	22,238
Information Services Group, Inc.	1,794	9,616
International Business Machines Corp.	10,653	1,425,478
Kyndryl Holdings, Inc. (a)	2,959	39,295
Perficient, Inc. (a)	1,188	98,996
Thoughtworks Holding, Inc. (a)	3,226	24,356
Unisys Corp. (a)	3,276	13,038
		5,166,007
Leisure Facilities - 0.0%*
Bowlero Corp. (a)	944	10,988
Life Time Group Holdings, Inc. (a)	1,557	30,626
Planet Fitness, Inc., Class A (a)	1,200	80,928
RCI Hospitality Holdings, Inc.	280	21,277
SeaWorld Entertainment, Inc. (a)	1,383	77,462
Six Flags Entertainment Corp. (a)	2,519	65,444
Vail Resorts, Inc.	500	125,880
Xponential Fitness, Inc., Class A (a)	861	14,852
		427,457
Leisure Products - 0.1%
Acushnet Holdings Corp.	1,162	63,538
AMMO, Inc. (a)	3,087	6,575
BRP, Inc.	500	42,316
Brunswick Corp.	800	69,312
Clarus Corp.	895	8,180
Escalade, Inc.	347	4,632
Funko, Inc., Class A (a)	1,212	13,114
Hasbro, Inc.	1,800	116,586
	Number of Shares	Fair Value
JAKKS Pacific, Inc. (a)	252	$ 5,032
Johnson Outdoors, Inc., Class A	249	15,301
Latham Group, Inc. (a)	1,359	5,042
Malibu Boats, Inc., Class A (a)	724	42,470
Marine Products Corp.	208	3,507
MasterCraft Boat Holdings, Inc. (a)	567	17,379
Mattel, Inc. (a)	4,459	87,129
Peloton Interactive, Inc., Class A (a)	3,572	27,469
Polaris, Inc.	700	84,651
Smith & Wesson Brands, Inc.	1,468	19,143
Solo Brands, Inc., Class A (a)	1,145	6,481
Sturm Ruger & Co., Inc.	612	32,412
Topgolf Callaway Brands Corp. (a)	5,018	99,607
Vista Outdoor, Inc. (a)	1,953	54,039
YETI Holdings, Inc. (a)	900	34,956
		858,871
Life & Health Insurance - 0.2%
Aflac, Inc.	7,155	499,419
American Equity Investment Life Holding Co.	2,711	141,270
Brighthouse Financial, Inc. (a)	670	31,725
CNO Financial Group, Inc.	4,022	95,201
F&G Annuities & Life, Inc.	653	16,181
Genworth Financial, Inc., Class A (a)	17,002	85,010
Globe Life, Inc.	1,200	131,544
Lincoln National Corp.	1,886	48,583
MetLife, Inc.	7,642	432,002
National Western Life Group, Inc., Class A	81	33,660
Oscar Health, Inc., Class A (a)	5,390	43,444
Primerica, Inc.	400	79,104
Principal Financial Group, Inc.	3,000	227,520
Prudential Financial, Inc.	4,602	405,989
Unum Group	2,700	128,790
		2,399,442
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc., Class A (a)	1,300	72,592
Adaptive Biotechnologies Corp. (a)	3,973	26,659
Agilent Technologies, Inc.	3,406	409,572
Akoya Biosciences, Inc. (a)	453	3,348
Avantor, Inc. (a)	7,600	156,104
Azenta, Inc. (a)	700	32,676
BioLife Solutions, Inc. (a)	1,213	26,807
Bio-Rad Laboratories, Inc., Class A (a)	261	98,950
Bio-Techne Corp.	1,940	158,362

See Notes to Schedule of Investments and Notes to Financial Statements.
24	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Bruker Corp.	1,361	$ 100,605
Charles River Laboratories International, Inc. (a)	628	132,037
Codexis, Inc. (a)	3,022	8,462
CryoPort, Inc. (a)	1,452	25,047
Cytek Biosciences, Inc. (a)	4,001	34,169
Danaher Corp.	7,711	1,850,640
Harvard Bioscience, Inc. (a)	1,363	7,483
ICON PLC ADR (a)	900	225,180
Illumina, Inc. (a)	1,772	332,232
IQVIA Holdings, Inc. (a)	2,119	476,288
Maravai LifeSciences Holdings, Inc., Class A (a)	1,300	16,159
MaxCyte, Inc. (a)	2,822	12,953
Medpace Holdings, Inc. (a)	200	48,034
Mesa Laboratories, Inc.	168	21,588
Mettler-Toledo International, Inc. (a)	248	325,287
NanoString Technologies, Inc. (a)	1,489	6,030
Nautilus Biotechnology, Inc. (a)	1,320	5,108
OmniAb, Inc. (a)	3,249	16,342
OmniAb, Inc. (a)(c)**	394	—
Pacific Biosciences of California, Inc. (a)	8,697	115,670
QIAGEN NV (a)	6,398	287,802
Quanterix Corp. (a)	1,220	27,511
Quantum-Si, Inc. (a)	2,881	5,157
Repligen Corp. (a)	706	99,871
Revvity, Inc.	1,560	185,312
Seer, Inc. (a)	2,601	11,106
SomaLogic, Inc. (a)	4,948	11,430
Sotera Health Co. (a)	1,300	24,492
Syneos Health, Inc. (a)	1,200	50,568
Thermo Fisher Scientific, Inc.	4,637	2,419,355
Waters Corp. (a)	752	200,438
West Pharmaceutical Services, Inc.	912	348,813
		8,416,239
Managed Healthcare - 0.6%
Alignment Healthcare, Inc. (a)	3,204	18,423
Centene Corp. (a)	6,226	419,944
Elevance Health, Inc.	2,849	1,265,782
HealthEquity, Inc. (a)	2,957	186,705
Humana, Inc.	1,487	664,882
Molina Healthcare, Inc. (a)	739	222,616
Progyny, Inc. (a)	2,738	107,713
UnitedHealth Group, Inc.	11,100	5,335,104
		8,221,169
Marine Transportation - 0.0%*
Eagle Bulk Shipping, Inc.	436	20,946
Eneti, Inc.	1,101	13,333
	Number of Shares	Fair Value
Genco Shipping & Trading Ltd.	1,467	$ 20,582
Kirby Corp. (a)	900	69,255
Matson, Inc.	1,282	99,650
Pangaea Logistics Solutions Ltd.	1,269	8,591
		232,357
Metal, Glass & Plastic Containers - 0.1%
AptarGroup, Inc.	764	88,517
Ball Corp.	3,892	226,553
Berry Global Group, Inc.	1,518	97,668
Crown Holdings, Inc.	1,247	108,327
Greif, Inc., Class A	869	59,865
Greif, Inc., Class B	169	13,055
Myers Industries, Inc.	1,186	23,044
O-I Glass, Inc. (a)	5,438	115,993
Silgan Holdings, Inc.	923	43,280
TriMas Corp.	1,490	40,960
		817,262
Mortgage REITs - 0.1%
AFC Gamma, Inc.	818	10,184
AGNC Investment Corp.	6,689	67,760
Angel Oak Mortgage REIT, Inc.	346	2,851
Annaly Capital Management, Inc.	5,875	117,559
Apollo Commercial Real Estate Finance, Inc.	4,950	56,034
Arbor Realty Trust, Inc.	6,260	92,773
Ares Commercial Real Estate Corp.	1,642	16,666
ARMOUR Residential REIT, Inc.	6,840	36,457
Blackstone Mortgage Trust, Inc., Class A	6,068	126,275
BrightSpire Capital, Inc.	4,492	30,231
Chicago Atlantic Real Estate Finance, Inc.	571	8,651
Chimera Investment Corp.	8,268	47,706
Claros Mortgage Trust, Inc.	3,035	34,417
Dynex Capital, Inc.	1,890	23,795
Ellington Financial, Inc.	2,277	31,423
Franklin BSP Realty Trust, Inc.	2,937	41,588
Granite Point Mortgage Trust, Inc.	2,546	13,494
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,608	90,200
Invesco Mortgage Capital, Inc.	1,463	16,781
KKR Real Estate Finance Trust, Inc.	2,061	25,082
Ladder Capital Corp.	4,041	43,845
MFA Financial, Inc.	3,653	41,060

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	25

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
New York Mortgage Trust, Inc.	3,043	$ 30,186
Nexpoint Real Estate Finance, Inc.	224	3,492
Orchid Island Capital, Inc.	1,626	16,829
PennyMac Mortgage Investment Trust	3,167	42,691
Ready Capital Corp.	5,585	62,999
Redwood Trust, Inc.	3,702	23,582
Rithm Capital Corp.	4,700	43,945
Starwood Property Trust, Inc.	4,300	83,420
TPG RE Finance Trust, Inc.	2,216	16,420
Two Harbors Investment Corp.	3,441	47,761
		1,346,157
Motorcycle Manufacturers - 0.0%*
Harley-Davidson, Inc.	1,500	52,815
Movies & Entertainment - 0.4%
AMC Entertainment Holdings, Inc., Class A (a)	8,200	36,080
Cinemark Holdings, Inc. (a)	3,803	62,749
IMAX Corp. (a)	1,549	26,317
Liberty Media Corp.-Liberty Braves, Class A (a)	316	12,931
Liberty Media Corp.-Liberty Braves, Class C (a)	1,318	52,219
Liberty Media Corp.-Liberty Formula One, Class C (a)	2,321	174,725
Lions Gate Entertainment Corp., Class A (a)	1,896	16,742
Lions Gate Entertainment Corp., Class B (a)	4,083	34,093
Live Nation Entertainment, Inc. (a)	1,928	175,660
Loop Media, Inc. (a)	1,270	3,035
Madison Square Garden Entertainment Corp. (a)	1,507	50,665
Madison Square Garden Sports Corp.	200	37,610
Marcus Corp.	759	11,256
Netflix, Inc. (a)	5,225	2,301,560
Reservoir Media, Inc. (a)	578	3,480
Roku, Inc. (a)	1,584	101,313
Sphere Entertainment Co. (a)	866	23,720
Spotify Technology SA (a)	1,595	256,077
The Walt Disney Co. (a)	21,656	1,933,448
Vivid Seats, Inc., Class A (a)	1,298	10,280
Warner Bros Discovery, Inc. (a)	27,746	347,935
World Wrestling Entertainment, Inc., Class A	500	54,235
		5,726,130
Multi-Family Residential REITs - 0.1%
Apartment Income REIT Corp.	1,951	70,412
	Number of Shares	Fair Value
Apartment Investment & Management Co., Class A	5,265	$ 44,858
AvalonBay Communities, Inc.	1,705	322,705
BRT Apartments Corp.	596	11,801
Camden Property Trust	1,338	145,668
Centerspace	529	32,459
Clipper Realty, Inc.	311	1,763
Elme Communities	3,067	50,421
Equity Residential	4,612	304,254
Essex Property Trust, Inc.	804	188,377
Independence Realty Trust, Inc.	7,898	143,902
Mid-America Apartment Communities, Inc.	1,424	216,249
NexPoint Residential Trust, Inc.	810	36,839
UDR, Inc.	4,047	173,859
Veris Residential, Inc. (a)	2,759	44,282
		1,787,849
Multi-Line Insurance - 0.1%
American International Group, Inc.	8,475	487,651
Assurant, Inc.	736	92,530
Hartford Financial Services Group, Inc.	3,894	280,446
Horace Mann Educators Corp.	1,448	42,948
		903,575
Multi-Sector Holdings - 0.5%
Berkshire Hathaway, Inc., Class B (a)	21,724	7,407,884
Cannae Holdings, Inc. (a)	2,444	49,393
Compass Diversified Holdings	2,184	47,371
		7,504,648
Multi-Utilities - 0.3%
Ameren Corp.	3,251	265,509
Avista Corp.	2,631	103,319
Black Hills Corp.	2,324	140,044
CenterPoint Energy, Inc.	7,837	228,449
CMS Energy Corp.	3,600	211,500
Consolidated Edison, Inc.	4,339	392,246
Dominion Energy, Inc.	9,542	494,180
DTE Energy Co.	2,384	262,288
NiSource, Inc.	5,313	145,311
NorthWestern Corp.	2,099	119,139
Public Service Enterprise Group, Inc.	6,169	386,241
Sempra Energy	3,589	522,522
Unitil Corp.	523	26,521
WEC Energy Group, Inc.	3,874	341,842
		3,639,111

See Notes to Schedule of Investments and Notes to Financial Statements.
26	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.	2,192	$ 248,770
Boston Properties, Inc.	2,000	115,180
Brandywine Realty Trust	5,537	25,747
City Office REIT, Inc.	1,911	10,644
Corporate Office Properties Trust	3,863	91,746
Cousins Properties, Inc.	1,600	36,480
Douglas Emmett, Inc.	5,929	74,528
Easterly Government Properties, Inc.	3,221	46,704
Equity Commonwealth	3,649	73,929
Highwoods Properties, Inc.	1,300	31,083
Hudson Pacific Properties, Inc.	4,816	20,324
JBG SMITH Properties	3,899	58,641
Kilroy Realty Corp.	1,322	39,779
Office Properties Income Trust	1,523	11,727
Orion Office REIT, Inc.	1,805	11,931
Paramount Group, Inc.	6,142	27,209
Peakstone Realty Trust	970	27,082
Piedmont Office Realty Trust, Inc., Class A	4,322	31,421
Postal Realty Trust, Inc., Class A	879	12,930
SL Green Realty Corp.	2,297	69,025
Vornado Realty Trust	2,100	38,094
		1,102,974
Office Services & Supplies - 0.0%*
ACCO Brands Corp.	2,952	15,380
CompX International, Inc.	19	414
HNI Corp.	1,591	44,834
Interface, Inc.	1,835	16,130
MillerKnoll, Inc.	2,520	37,246
MSA Safety, Inc.	400	69,584
NL Industries, Inc.	196	1,084
Pitney Bowes, Inc.	5,628	19,923
Steelcase, Inc., Class A	2,836	21,865
		226,460
Oil & Gas Drilling - 0.0%*
Diamond Offshore Drilling, Inc. (a)	3,569	50,822
Helmerich & Payne, Inc.	3,551	125,883
Nabors Industries Ltd. (a)	321	29,863
Noble Corp. PLC (a)	3,754	155,078
Patterson-UTI Energy, Inc.	7,466	89,368
Valaris Ltd. (a)	2,149	135,236
		586,250
Oil & Gas Equipment & Services - 0.2%
Archrock, Inc.	4,802	49,220
	Number of Shares	Fair Value
Atlas Energy Solutions, Inc., Class A	567	$ 9,843
Baker Hughes Co.	11,733	370,880
Bristow Group, Inc. (a)	857	24,622
Cactus, Inc., Class A	2,254	95,389
ChampionX Corp.	7,014	217,715
Core Laboratories, Inc.	1,635	38,014
DMC Global, Inc. (a)	594	10,549
Dril-Quip, Inc. (a)	1,103	25,667
Expro Group Holdings NV (a)	3,035	53,780
Forum Energy Technologies, Inc. (a)	342	8,752
Halliburton Co.	11,182	368,894
Helix Energy Solutions Group, Inc. (a)	5,036	37,166
KLX Energy Services Holdings, Inc. (a)	441	4,291
Liberty Energy, Inc.	5,961	79,699
Mammoth Energy Services, Inc. (a)	812	3,922
Newpark Resources, Inc. (a)	2,720	14,226
NexTier Oilfield Solutions, Inc. (a)	6,783	60,640
NOV, Inc.	5,300	85,012
Oceaneering International, Inc. (a)	3,492	65,300
Oil States International, Inc. (a)	2,028	15,149
ProFrac Holding Corp., Class A (a)	1,072	11,963
ProPetro Holding Corp. (a)	3,438	28,329
Ranger Energy Services, Inc. (a)	541	5,540
RPC, Inc.	2,965	21,200
Schlumberger NV	16,550	812,936
SEACOR Marine Holdings, Inc. (a)	839	9,590
Select Water Solutions, Inc.	2,969	24,049
Solaris Oilfield Infrastructure, Inc., Class A	1,548	12,895
Tenaris SA	7,527	112,576
TETRA Technologies, Inc. (a)	3,945	13,334
Tidewater, Inc. (a)	1,623	89,979
U.S. Silica Holdings, Inc. (a)	2,638	31,999
Weatherford International PLC (a)	2,486	165,120
		2,978,240
Oil & Gas Exploration & Production - 0.5%
Amplify Energy Corp. (a)	1,763	11,936
Antero Resources Corp. (a)	3,500	80,605
APA Corp.	4,000	136,680
Berry Corp.	2,475	17,028
California Resources Corp.	2,543	115,172
Callon Petroleum Co. (a)	2,136	74,910
Chesapeake Energy Corp.	1,200	100,416

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	27

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Chord Energy Corp.	1,465	$ 225,317
Civitas Resources, Inc.	2,415	167,529
CNX Resources Corp. (a)	5,766	102,174
Comstock Resources, Inc.	3,217	37,317
ConocoPhillips	14,472	1,499,444
Coterra Energy, Inc.	9,827	248,623
Crescent Energy Co., Class A	1,260	13,129
Denbury, Inc. (a)	1,763	152,076
Devon Energy Corp.	7,929	383,288
Diamondback Energy, Inc.	2,231	293,064
Earthstone Energy, Inc., Class A (a)	1,991	28,451
Empire Petroleum Corp. (a)	548	4,987
EOG Resources, Inc.	6,853	784,257
EQT Corp.	4,302	176,941
Evolution Petroleum Corp.	1,099	8,869
Granite Ridge Resources, Inc.	905	6,000
Gulfport Energy Corp. (a)	387	40,662
Hess Corp.	3,213	436,807
HighPeak Energy, Inc.	362	3,939
Magnolia Oil & Gas Corp., Class A	6,394	133,635
Marathon Oil Corp.	7,887	181,559
Matador Resources Co.	3,942	206,245
Murphy Oil Corp.	5,162	197,705
Northern Oil & Gas, Inc.	2,620	89,918
Ovintiv, Inc.	2,800	106,596
PDC Energy, Inc.	1,100	78,254
Permian Resources Corp.	8,864	97,149
Pioneer Natural Resources Co.	2,819	584,040
PrimeEnergy Resources Corp. (a)	26	2,393
Range Resources Corp.	2,600	76,440
Riley Exploration Permian, Inc.	345	12,323
Ring Energy, Inc. (a)	4,794	8,198
SandRidge Energy, Inc.	1,022	15,585
SilverBow Resources, Inc. (a)	616	17,938
Sitio Royalties Corp., Class A	2,814	73,924
SM Energy Co.	4,185	132,372
Southwestern Energy Co. (a)	12,300	73,923
Talos Energy, Inc. (a)	3,899	54,079
Tellurian, Inc. (a)	18,654	26,302
Texas Pacific Land Corp.	65	85,572
VAALCO Energy, Inc.	3,402	12,792
Vital Energy, Inc. (a)	611	27,587
Vitesse Energy, Inc.	874	19,578
W&T Offshore, Inc. (a)	3,037	11,753
		7,475,481
Oil & Gas Refining & Marketing - 0.2%
Clean Energy Fuels Corp. (a)	5,543	27,493
CVR Energy, Inc.	972	29,121
Delek U.S. Holdings, Inc.	2,434	58,294
	Number of Shares	Fair Value
Gevo, Inc. (a)	8,561	$ 13,013
Green Plains, Inc. (a)	2,028	65,383
HF Sinclair Corp.	1,600	71,376
Marathon Petroleum Corp.	5,268	614,249
Par Pacific Holdings, Inc. (a)	1,927	51,277
PBF Energy, Inc., Class A	4,149	169,860
Phillips 66 Co.	5,441	518,963
REX American Resources Corp. (a)	497	17,300
Valero Energy Corp.	4,286	502,748
Vertex Energy, Inc. (a)	2,353	14,706
World Kinect Corp.	2,157	44,607
		2,198,390
Oil & Gas Storage & Transportation - 0.2%
Antero Midstream Corp.	4,100	47,560
Cheniere Energy, Inc.	2,979	453,880
DHT Holdings, Inc.	4,885	41,669
Dorian LPG Ltd.	1,117	28,651
DT Midstream, Inc.	1,150	57,006
Equitrans Midstream Corp.	15,232	145,618
Excelerate Energy, Inc., Class A	592	12,035
International Seaways, Inc.	1,416	54,148
Kinder Morgan, Inc.	22,017	379,133
Kinetik Holdings, Inc.	601	21,119
NextDecade Corp. (a)	1,068	8,768
Nordic American Tankers Ltd.	6,699	24,585
ONEOK, Inc.	5,555	342,855
Overseas Shipholding Group, Inc., Class A (a)	2,011	8,386
Targa Resources Corp.	2,747	209,047
Williams Cos., Inc.	14,637	477,605
		2,312,065
Other Specialized REITs - 0.1%
EPR Properties	700	32,760
Farmland Partners, Inc.	1,612	19,682
Four Corners Property Trust, Inc.	3,022	76,759
Gaming & Leisure Properties, Inc.	2,911	141,067
Gladstone Land Corp.	1,173	19,085
Iron Mountain, Inc.	3,600	204,552
Lamar Advertising Co., Class A	1,100	109,175
Outfront Media, Inc.	5,165	81,194
Safehold, Inc.	1,038	24,632
Uniti Group, Inc.	8,469	39,127
VICI Properties, Inc.	12,459	391,586
		1,139,619
Other Specialty Retail - 0.1%
1-800-Flowers.com, Inc., Class A (a)	809	6,310

See Notes to Schedule of Investments and Notes to Financial Statements.
28	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Academy Sports & Outdoors, Inc.	2,674	$ 144,530
BARK, Inc. (a)	5,659	7,526
Bath & Body Works, Inc.	2,998	112,425
Big 5 Sporting Goods Corp.	683	6,256
Build-A-Bear Workshop, Inc.	419	8,975
Dick's Sporting Goods, Inc.	687	90,815
Envela Corp. (a)	265	1,950
Five Below, Inc. (a)	700	137,578
Franchise Group, Inc.	851	24,373
Hibbett, Inc.	415	15,060
Leslie's, Inc. (a)	6,193	58,152
MarineMax, Inc. (a)	695	23,741
National Vision Holdings, Inc. (a)	2,738	66,506
ODP Corp. (a)	1,195	55,950
PetMed Express, Inc.	940	12,963
Rent the Runway, Inc., Class A (a)	1,423	2,818
Sally Beauty Holdings, Inc. (a)	3,804	46,979
Signet Jewelers Ltd.	1,548	101,023
Sportsman's Warehouse Holdings, Inc. (a)	1,167	6,652
Tractor Supply Co.	1,203	265,983
Ulta Beauty, Inc. (a)	582	273,886
Warby Parker, Inc., Class A (a)	2,966	34,673
Winmark Corp.	100	33,247
		1,538,371
Packaged Foods & Meats - 0.7%
B&G Foods, Inc.	2,488	34,633
Beyond Meat, Inc. (a)	2,017	26,181
BRC, Inc., Class A (a)	1,418	7,317
Calavo Growers, Inc.	555	16,106
Cal-Maine Foods, Inc.	1,322	59,490
Campbell Soup Co.	2,400	109,704
Conagra Brands, Inc.	5,900	198,948
Dole PLC	2,494	33,719
Flowers Foods, Inc.	2,100	52,248
Fresh Market, Inc. (a)(c)**	1,243	—
Freshpet, Inc. (a)	600	39,486
General Mills, Inc.	6,930	531,531
Hain Celestial Group, Inc. (a)	3,131	39,169
Hershey Co.	1,794	447,962
Hormel Foods Corp.	3,578	143,907
Hostess Brands, Inc. (a)	4,621	117,004
J & J Snack Foods Corp.	522	82,664
J M Smucker Co.	1,321	195,072
JBS SA	12,000	43,433
John B Sanfilippo & Son, Inc.	318	37,292
Kellogg Co.	3,050	205,570
Kraft Heinz Co.	8,929	316,979
Lamb Weston Holdings, Inc.	1,786	205,301
Lancaster Colony Corp.	684	137,545
	Number of Shares	Fair Value
McCormick & Co., Inc.	3,177	$ 277,130
Mission Produce, Inc. (a)	1,689	20,471
Mondelez International, Inc., Class A	16,302	1,189,068
Nestle SA	41,709	5,019,482
Post Holdings, Inc. (a)	600	51,990
Seneca Foods Corp., Class A (a)	250	8,170
Simply Good Foods Co. (a)	3,166	115,844
Sovos Brands, Inc. (a)	1,384	27,071
TreeHouse Foods, Inc. (a)	1,796	90,482
Tyson Foods, Inc., Class A	3,332	170,065
Utz Brands, Inc.	2,511	41,080
Vital Farms, Inc. (a)	951	11,402
Westrock Coffee Co. (a)	990	10,761
		10,114,277
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	16,500	164,670
Avery Dennison Corp.	1,042	179,015
Graphic Packaging Holding Co.	3,800	91,314
International Paper Co.	3,523	112,067
Packaging Corp. of America	983	129,913
Pactiv Evergreen, Inc.	1,396	10,568
Ranpak Holdings Corp. (a)	2,152	9,727
Sealed Air Corp.	1,505	60,200
Sonoco Products Co.	1,100	64,922
Westrock Co.	3,400	98,838
		921,234
Paper Products - 0.0%*
Clearwater Paper Corp. (a)	540	16,913
Glatfelter Corp.	1,418	4,282
Sylvamo Corp.	1,269	51,331
		72,526
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	1,521	80,887
Allegiant Travel Co. (a)	550	69,454
American Airlines Group, Inc. (a)	7,500	134,550
Blade Air Mobility, Inc. (a)	2,879	11,343
Delta Air Lines, Inc. (a)	7,357	349,752
Frontier Group Holdings, Inc. (a)	1,177	11,382
Hawaiian Holdings, Inc. (a)	1,619	17,437
JetBlue Airways Corp. (a)	11,531	102,165
Joby Aviation, Inc. (a)	9,717	99,696
SkyWest, Inc. (a)	1,748	71,178
Southwest Airlines Co.	7,262	262,957
Spirit Airlines, Inc.	3,806	65,311
Sun Country Airlines Holdings, Inc. (a)	1,314	29,539

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	29

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
United Airlines Holdings, Inc. (a)	4,166	$ 228,588
		1,534,239
Passenger Ground Transportation - 0.1%
Avis Budget Group, Inc. (a)	300	68,601
Hertz Global Holdings, Inc. (a)	1,800	33,102
Lyft, Inc., Class A (a)	3,215	30,832
Uber Technologies, Inc. (a)	22,959	991,140
		1,123,675
Personal Care Products - 0.1%
Beauty Health Co. (a)	2,892	24,206
BellRing Brands, Inc. (a)	4,701	172,057
Coty, Inc., Class A (a)	4,300	52,847
Edgewell Personal Care Co.	1,794	74,110
elf Beauty, Inc. (a)	1,751	200,017
Estee Lauder Cos., Inc., Class A	2,666	523,549
Haleon PLC	76,814	315,616
Herbalife Ltd. (a)	3,483	46,115
Inter Parfums, Inc.	640	86,547
Medifast, Inc.	359	33,085
Nature's Sunshine Products, Inc. (a)	546	7,453
Nu Skin Enterprises, Inc., Class A	1,714	56,905
Thorne HealthTech, Inc. (a)	801	3,765
USANA Health Sciences, Inc. (a)	367	23,136
Waldencast PLC, Class A (a)	698	5,395
		1,624,803
Pharmaceuticals - 2.0%
Aclaris Therapeutics, Inc. (a)	2,420	25,095
Amneal Pharmaceuticals, Inc. (a)	4,248	13,169
Amphastar Pharmaceuticals, Inc. (a)	1,342	77,125
Amylyx Pharmaceuticals, Inc. (a)	1,763	38,028
ANI Pharmaceuticals, Inc. (a)	451	24,277
Arvinas, Inc. (a)	1,731	42,963
Assertio Holdings, Inc. (a)	1,924	10,428
Atea Pharmaceuticals, Inc. (a)	2,671	9,990
Axsome Therapeutics, Inc. (a)	1,146	82,352
Biote Corp., Class A (a)	488	3,299
Bright Green Corp. (a)	2,110	2,131
Bristol-Myers Squibb Co.	25,029	1,600,605
Cara Therapeutics, Inc. (a)	2,213	6,263
Cassava Sciences, Inc. (a)	1,386	33,985
Catalent, Inc. (a)	2,329	100,985
Citius Pharmaceuticals, Inc. (a)	4,282	5,138
	Number of Shares	Fair Value
Collegium Pharmaceutical, Inc. (a)	1,208	$ 25,960
Corcept Therapeutics, Inc. (a)	2,797	62,233
CorMedix, Inc. (a)	1,555	6,166
Cymabay Therapeutics, Inc. (a)	3,418	37,427
DICE Therapeutics, Inc. (a)	1,350	62,721
Edgewise Therapeutics, Inc. (a)	1,855	14,376
Elanco Animal Health, Inc. (a)	4,882	49,113
Eli Lilly & Co.	10,068	4,721,691
Enliven Therapeutics, Inc. (a)	813	16,593
Evolus, Inc. (a)	1,540	11,196
Eyenovia, Inc. (a)	973	2,306
EyePoint Pharmaceuticals, Inc. (a)	800	6,960
GSK PLC	61,989	1,099,772
Harmony Biosciences Holdings, Inc. (a)	1,150	40,468
Harrow Health, Inc. (a)	906	17,250
Ikena Oncology, Inc. (a)	741	4,861
Innoviva, Inc. (a)	2,067	26,313
Intra-Cellular Therapies, Inc. (a)	3,265	206,740
Jazz Pharmaceuticals PLC (a)	800	99,176
Johnson & Johnson	30,837	5,104,140
Ligand Pharmaceuticals, Inc. (a)	581	41,890
Liquidia Corp. (a)	1,494	11,728
Longboard Pharmaceuticals, Inc. (a)	543	3,986
Marinus Pharmaceuticals, Inc. (a)	1,736	18,853
Merck & Company, Inc.	30,392	3,506,933
NGM Biopharmaceuticals, Inc. (a)	1,322	3,424
Nuvation Bio, Inc. (a)	5,854	10,537
Ocular Therapeutix, Inc. (a)	2,446	12,621
Omeros Corp. (a)	2,121	11,538
Optinose, Inc. (a)	2,541	3,125
Organon & Co.	2,790	58,060
Pacira BioSciences, Inc. (a)	1,566	62,750
Perrigo Co. PLC	1,600	54,320
Pfizer, Inc.	67,095	2,461,045
Phathom Pharmaceuticals, Inc. (a)	858	12,287
Phibro Animal Health Corp., Class A	956	13,097
Pliant Therapeutics, Inc. (a)	1,969	35,678
Prestige Consumer Healthcare, Inc. (a)	1,710	101,625
Reata Pharmaceuticals, Inc., Class A (a)	996	101,552
Revance Therapeutics, Inc. (a)	2,907	73,576
Roche Holding AG	11,144	3,416,932
Royalty Pharma PLC, Class A	4,300	132,182

See Notes to Schedule of Investments and Notes to Financial Statements.
30	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Sanofi	17,194	$ 1,850,694
scPharmaceuticals, Inc. (a)	1,006	10,251
SIGA Technologies, Inc.	2,314	11,686
Supernus Pharmaceuticals, Inc. (a)	1,730	52,004
Taro Pharmaceutical Industries Ltd. (a)	285	10,810
Tarsus Pharmaceuticals, Inc. (a)	912	16,480
Terns Pharmaceuticals, Inc. (a)	1,493	13,064
Theravance Biopharma, Inc. (a)	2,167	22,428
Theseus Pharmaceuticals, Inc. (a)	898	8,378
Third Harmonic Bio, Inc. (a)	363	1,746
Trevi Therapeutics, Inc. (a)	1,451	3,468
Ventyx Biosciences, Inc. (a)	1,631	53,497
Verrica Pharmaceuticals, Inc. (a)	727	4,195
Viatris, Inc.	13,600	135,728
WaVe Life Sciences Ltd. (a)	2,060	7,498
Xeris Biopharma Holdings, Inc. (a)	4,077	10,682
Zevra Therapeutics, Inc. (a)	1,209	6,166
Zoetis, Inc.	5,522	950,944
		27,008,753
Property & Casualty Insurance - 0.4%
Allstate Corp.	3,291	358,851
Ambac Financial Group, Inc. (a)	1,442	20,534
American Financial Group, Inc.	881	104,619
AMERISAFE, Inc.	629	33,538
Arch Capital Group Ltd. (a)	4,400	329,340
Argo Group International Holdings Ltd.	1,119	33,133
Assured Guaranty Ltd.	700	39,060
Axis Capital Holdings Ltd.	900	48,447
Chubb Ltd.	4,869	937,575
Cincinnati Financial Corp.	1,965	191,234
Donegal Group, Inc., Class A	770	11,111
Employers Holdings, Inc.	898	33,594
Fidelity National Financial, Inc.	3,400	122,400
First American Financial Corp.	1,100	62,722
Hanover Insurance Group, Inc.	400	45,212
HCI Group, Inc.	292	18,040
Investors Title Co.	65	9,490
James River Group Holdings Ltd.	1,201	21,930
Kemper Corp.	1,000	48,260
Kinsale Capital Group, Inc.	192	71,846
Lemonade, Inc. (a)	1,679	28,291
Loews Corp.	2,600	154,388
	Number of Shares	Fair Value
Markel Group, Inc. (a)	170	$ 235,141
MBIA, Inc. (a)	1,546	13,357
Mercury General Corp.	878	26,577
NI Holdings, Inc. (a)	227	3,371
Old Republic International Corp.	3,110	78,279
Palomar Holdings, Inc. (a)	856	49,682
ProAssurance Corp.	1,776	26,800
Progressive Corp.	6,867	908,985
RLI Corp.	300	40,941
Safety Insurance Group, Inc.	503	36,075
Selective Insurance Group, Inc.	2,108	202,263
Skyward Specialty Insurance Group, Inc. (a)	451	11,455
Stewart Information Services Corp.	948	39,001
Tiptree, Inc.	781	11,723
Travelers Cos., Inc.	2,791	484,685
Trupanion, Inc. (a)	1,297	25,525
United Fire Group, Inc.	692	15,681
United Insurance Holdings Corp. (a)	683	3,046
Universal Insurance Holdings, Inc.	828	12,776
W R Berkley Corp.	2,531	150,746
White Mountains Insurance Group Ltd.	24	33,334
		5,133,058
Publishing - 0.0%*
Daily Journal Corp. (a)	47	13,596
Gannett Co., Inc. (a)	6,998	15,746
John Wiley & Sons, Inc., Class A	1,506	51,249
New York Times Co., Class A	1,901	74,861
News Corp., Class A	5,394	105,183
News Corp., Class B	874	17,235
Scholastic Corp.	1,037	40,329
		318,199
Rail Transportation - 0.2%
CSX Corp.	24,484	834,904
FTAI Infrastructure, Inc.	3,449	12,727
Norfolk Southern Corp.	2,638	598,193
Union Pacific Corp.	7,319	1,497,614
		2,943,438
Real Estate Development - 0.0%*
Forestar Group, Inc. (a)	639	14,410
Howard Hughes Corp. (a)	400	31,568
Maui Land & Pineapple Co., Inc. (a)	263	3,745
Stratus Properties, Inc.	173	4,541
		54,264

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	31

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Real Estate Operating Companies - 0.0%*
DigitalBridge Group, Inc.	5,725	$ 84,215
FRP Holdings, Inc. (a)	291	16,753
Kennedy-Wilson Holdings, Inc.	4,123	67,329
Transcontinental Realty Investors, Inc. (a)	80	2,930
		171,227
Real Estate Services - 0.1%
Anywhere Real Estate, Inc. (a)	3,483	23,267
CBRE Group, Inc., Class A (a)	3,882	313,316
Compass, Inc., Class A (a)	10,451	36,579
Cushman & Wakefield PLC (a)	5,636	46,103
Douglas Elliman, Inc.	3,725	8,270
eXp World Holdings, Inc.	2,469	50,071
Jones Lang LaSalle, Inc. (a)	500	77,900
Marcus & Millichap, Inc.	824	25,964
Newmark Group, Inc., Class A	4,438	27,604
Opendoor Technologies, Inc. (a)	19,027	76,489
RE/MAX Holdings, Inc., Class A	773	14,888
Redfin Corp. (a)	3,741	46,463
Zillow Group, Inc., Class A (a)	400	19,680
Zillow Group, Inc., Class C (a)	1,500	75,390
		841,984
Regional Banks - 0.7%
1st Source Corp.	583	24,445
ACNB Corp.	404	13,401
Amalgamated Financial Corp.	818	13,162
Amerant Bancorp, Inc.	896	15,402
American National Bankshares, Inc.	324	9,389
Ameris Bancorp	2,307	78,922
Ames National Corp.	300	5,409
Arrow Financial Corp.	654	13,172
Associated Banc-Corp.	5,279	85,678
Atlantic Union Bankshares Corp.	2,612	67,781
Axos Financial, Inc. (a)	1,966	77,539
Banc of California, Inc.	1,903	22,037
BancFirst Corp.	768	70,656
Bancorp, Inc. (a)	1,907	62,264
Bank First Corp.	325	27,040
Bank of Hawaii Corp.	1,368	56,403
Bank of Marin Bancorp	721	12,740
Bank OZK	1,200	48,192
Bank7 Corp.	130	3,189
BankUnited, Inc.	2,659	57,301
Bankwell Financial Group, Inc.	294	7,168
Banner Corp.	1,201	52,448
Bar Harbor Bankshares	468	11,531
BayCom Corp.	604	10,075
	Number of Shares	Fair Value
BCB Bancorp, Inc.	722	$ 8,476
Berkshire Hills Bancorp, Inc.	1,537	31,862
Blue Foundry Bancorp (a)	1,248	12,617
Blue Ridge Bankshares, Inc.	866	7,664
BOK Financial Corp.	300	24,234
Bridgewater Bancshares, Inc. (a)	1,007	9,919
Brookline Bancorp, Inc.	3,056	26,709
Burke & Herbert Financial Services Corp.	224	14,381
Business First Bancshares, Inc.	747	11,257
Byline Bancorp, Inc.	790	14,291
C&F Financial Corp.	114	6,122
Cadence Bank	6,379	125,284
Cambridge Bancorp	265	14,392
Camden National Corp.	463	14,339
Capital Bancorp, Inc.	466	8,435
Capital City Bank Group, Inc.	430	13,175
Capitol Federal Financial, Inc.	4,184	25,815
Capstar Financial Holdings, Inc.	952	11,681
Carter Bankshares, Inc. (a)	746	11,033
Cathay General Bancorp	2,431	78,254
Central Pacific Financial Corp.	855	13,432
Central Valley Community Bancorp	348	5,377
Chemung Financial Corp.	122	4,686
ChoiceOne Financial Services, Inc.	243	5,589
Citizens & Northern Corp.	471	9,090
Citizens Financial Group, Inc.	6,152	160,444
Citizens Financial Services, Inc.	151	11,245
City Holding Co.	518	46,615
Civista Bancshares, Inc.	750	13,050
CNB Financial Corp.	638	11,261
Coastal Financial Corp. (a)	479	18,034
Codorus Valley Bancorp, Inc.	334	6,550
Colony Bankcorp, Inc.	836	7,875
Columbia Banking System, Inc.	2,293	46,502
Columbia Financial, Inc. (a)	1,090	18,846
Comerica, Inc.	1,864	78,959
Commerce Bancshares, Inc.	1,623	79,040
Community Bank System, Inc.	1,831	85,837
Community Financial Corp.	179	4,849
Community Trust Bancorp, Inc.	508	18,070
ConnectOne Bancorp, Inc.	1,205	19,991
CrossFirst Bankshares, Inc. (a)	1,428	14,280
Cullen/Frost Bankers, Inc.	800	86,024
Customers Bancorp, Inc. (a)	1,093	33,074
CVB Financial Corp.	4,683	62,190

See Notes to Schedule of Investments and Notes to Financial Statements.
32	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Dime Community Bancshares, Inc.	1,219	$ 21,491
Eagle Bancorp, Inc.	1,019	21,562
East West Bancorp, Inc.	1,893	99,931
Eastern Bankshares, Inc.	5,380	66,013
Enterprise Bancorp, Inc.	453	13,110
Enterprise Financial Services Corp.	1,241	48,523
Equity Bancshares, Inc., Class A	475	10,820
Esquire Financial Holdings, Inc.	239	10,932
ESSA Bancorp, Inc.	303	4,530
Evans Bancorp, Inc.	183	4,562
Farmers & Merchants Bancorp, Inc.	611	13,754
Farmers National Banc Corp.	1,290	15,957
FB Financial Corp.	1,275	35,764
Fidelity D&D Bancorp, Inc.	162	7,872
Fifth Third Bancorp	8,533	223,650
Financial Institutions, Inc.	732	11,522
First Bancorp	1,362	40,519
First Bancorp, Inc.	476	11,586
First Bancshares, Inc.	1,058	27,339
First Bank	789	8,190
First Busey Corp.	1,839	36,964
First Business Financial Services, Inc.	390	11,501
First Citizens BancShares, Inc., Class A	119	152,731
First Commonwealth Financial Corp.	3,583	45,325
First Community Bankshares, Inc.	615	18,284
First Community Corp.	257	4,462
First Financial Bancorp	3,253	66,491
First Financial Bankshares, Inc.	4,563	130,000
First Financial Corp.	352	11,429
First Foundation, Inc.	2,307	9,159
First Hawaiian, Inc.	1,200	21,612
First Horizon Corp.	5,900	66,493
First Interstate BancSystem, Inc., Class A	2,881	68,683
First Merchants Corp.	2,012	56,799
First Mid Bancshares, Inc.	599	14,460
First of Long Island Corp.	1,047	12,585
First Western Financial, Inc. (a)	408	7,589
Five Star Bancorp	589	13,176
Flushing Financial Corp.	887	10,901
FNB Corp.	4,000	45,760
FS Bancorp, Inc.	231	6,946
Fulton Financial Corp.	5,688	67,801
FVCBankcorp, Inc. (a)	757	8,153
	Number of Shares	Fair Value
German American Bancorp, Inc.	909	$ 24,707
Glacier Bancorp, Inc.	3,904	121,688
Great Southern Bancorp, Inc.	299	15,168
Greene County Bancorp, Inc.	348	10,370
Guaranty Bancshares, Inc.	403	10,913
Hancock Whitney Corp.	3,061	117,481
Hanmi Financial Corp.	977	14,587
HarborOne Bancorp, Inc.	1,412	12,256
HBT Financial, Inc.	595	10,972
Heartland Financial USA, Inc.	1,459	40,662
Heritage Commerce Corp.	1,885	15,608
Heritage Financial Corp.	1,128	18,240
Hilltop Holdings, Inc.	1,743	54,835
Hingham Institution For Savings The	68	14,496
Home Bancorp, Inc.	358	11,889
Home BancShares, Inc.	6,653	151,688
HomeStreet, Inc.	563	3,333
HomeTrust Bancshares, Inc.	658	13,746
Hope Bancorp, Inc.	3,826	32,215
Horizon Bancorp, Inc.	1,509	15,709
Huntington Bancshares, Inc.	18,046	194,536
Independent Bank Corp.	2,522	86,715
Independent Bank Group, Inc.	1,269	43,819
International Bancshares Corp.	1,866	82,477
John Marshall Bancorp, Inc.	567	11,391
Kearny Financial Corp.	1,909	13,458
Lakeland Bancorp, Inc.	2,046	27,396
Lakeland Financial Corp.	871	42,261
LCNB Corp.	368	5,432
Live Oak Bancshares, Inc.	1,173	30,862
Luther Burbank Corp.	775	6,913
M&T Bank Corp.	2,052	253,955
Macatawa Bank Corp.	1,283	11,906
MainStreet Bancshares, Inc.	243	5,506
Mercantile Bank Corp.	492	13,589
Metrocity Bankshares, Inc.	575	10,287
Metropolitan Bank Holding Corp. (a)	469	16,288
Mid Penn Bancorp, Inc.	452	9,980
Middlefield Banc Corp.	274	7,343
Midland States Bancorp, Inc.	676	13,459
MidWestOne Financial Group, Inc.	654	13,976
MVB Financial Corp.	507	10,688
National Bank Holdings Corp., Class A	1,284	37,287
National Bankshares, Inc.	201	5,867
NBT Bancorp, Inc.	1,471	46,851
New York Community Bancorp, Inc.	8,500	95,540
Nicolet Bankshares, Inc.	441	29,948
Northeast Bank	322	13,418

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	33

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Northeast Community Bancorp, Inc.	466	$ 6,934
Northfield Bancorp, Inc.	1,371	15,054
Northrim BanCorp, Inc.	192	7,551
Northwest Bancshares, Inc.	4,290	45,474
Norwood Financial Corp.	257	7,589
Oak Valley Bancorp	235	5,920
OceanFirst Financial Corp.	1,912	29,865
Old National Bancorp	10,122	141,101
Old Second Bancorp, Inc.	1,370	17,892
Orange County Bancorp, Inc.	178	6,586
Origin Bancorp, Inc.	1,018	29,827
Orrstown Financial Services, Inc.	512	9,805
Pacific Premier Bancorp, Inc.	3,273	67,686
PacWest Bancorp	4,181	34,075
Park National Corp.	505	51,672
Parke Bancorp, Inc.	513	8,716
Pathward Financial, Inc.	960	44,506
PCB Bancorp	582	8,561
Peapack-Gladstone Financial Corp.	549	14,867
Penns Woods Bancorp, Inc.	239	5,982
Peoples Bancorp, Inc.	1,109	29,444
Peoples Financial Services Corp.	218	9,546
Pinnacle Financial Partners, Inc.	886	50,192
Pioneer Bancorp, Inc. (a)	624	5,585
Plumas Bancorp	191	6,817
Ponce Financial Group, Inc. (a)	713	6,196
Preferred Bank	433	23,811
Premier Financial Corp.	1,155	18,503
Primis Financial Corp.	1,102	9,279
Princeton Bancorp, Inc.	177	4,836
Prosperity Bancshares, Inc.	1,200	67,776
Provident Financial Services, Inc.	2,596	42,419
QCR Holdings, Inc.	575	23,592
RBB Bancorp	722	8,621
Red River Bancshares, Inc.	218	10,712
Regions Financial Corp.	11,677	208,084
Renasant Corp.	1,925	50,300
Republic Bancorp, Inc., Class A	274	11,645
S&T Bancorp, Inc.	1,390	37,794
Sandy Spring Bancorp, Inc.	1,557	35,313
Seacoast Banking Corp. of Florida	2,937	64,908
ServisFirst Bancshares, Inc.	1,783	72,960
Shore Bancshares, Inc.	872	10,080
Sierra Bancorp	676	11,472
Simmons First National Corp., Class A	4,403	75,952
SmartFinancial, Inc.	489	10,518
	Number of Shares	Fair Value
South Plains Financial, Inc.	486	$ 10,940
Southern First Bancshares, Inc. (a)	372	9,207
Southern Missouri Bancorp, Inc.	367	14,111
Southern States Bancshares, Inc.	261	5,507
Southside Bancshares, Inc.	989	25,872
SouthState Corp.	2,665	175,357
Stellar Bancorp, Inc.	1,704	39,005
Sterling Bancorp, Inc. (a)	434	2,374
Stock Yards Bancorp, Inc.	1,016	46,096
Summit Financial Group, Inc.	548	11,322
Synovus Financial Corp.	1,618	48,944
Texas Capital Bancshares, Inc. (a)	1,683	86,674
Third Coast Bancshares, Inc. (a)	638	10,125
Timberland Bancorp, Inc.	263	6,728
Tompkins Financial Corp.	456	25,399
Towne Bank	2,415	56,125
TriCo Bancshares	1,110	36,852
Triumph Financial, Inc. (a)	815	49,487
Truist Financial Corp.	15,198	461,259
TrustCo Bank Corp. NY	607	17,366
Trustmark Corp.	2,157	45,556
UMB Financial Corp.	1,550	94,395
United Bankshares, Inc.	4,594	136,304
United Community Banks, Inc.	4,031	100,735
Unity Bancorp, Inc.	364	8,587
Univest Financial Corp.	937	16,941
USCB Financial Holdings, Inc. (a)	296	3,019
Valley National Bancorp	14,888	115,382
Veritex Holdings, Inc.	1,872	33,565
Virginia National Bankshares Corp.	165	5,305
Washington Federal, Inc.	2,263	60,015
Washington Trust Bancorp, Inc.	553	14,826
Webster Financial Corp.	2,172	81,993
WesBanco, Inc.	2,021	51,758
West BanCorp, Inc.	785	14,452
Westamerica BanCorp	928	35,542
Western Alliance Bancorp	1,100	40,117
Wintrust Financial Corp.	900	65,358
WSFS Financial Corp.	2,136	80,570
Zions Bancorp NA	1,575	42,304
		9,264,328
Reinsurance - 0.1%
Enstar Group Ltd. (a)	416	101,604
Everest Re Group Ltd.	435	148,709
Greenlight Capital Re Ltd., Class A (a)	1,282	13,506

See Notes to Schedule of Investments and Notes to Financial Statements.
34	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Maiden Holdings Ltd. (a)	3,163	$ 6,642
Reinsurance Group of America, Inc.	800	110,952
Swiss Re AG	4,572	460,894
		842,307
Renewable Electricity - 0.0%*
Altus Power, Inc. (a)	2,938	15,865
Brookfield Renewable Corp., Class A	3,200	100,981
Clearway Energy, Inc., Class C	300	8,568
Montauk Renewables, Inc. (a)	2,061	15,334
Ormat Technologies, Inc.	1,872	150,621
Sunnova Energy International, Inc. (a)	3,471	63,554
		354,923
Research & Consulting Services - 0.3%
Blacksky Technology, Inc. (a)	4,119	9,144
Booz Allen Hamilton Holding Corp.	1,624	181,239
CACI International, Inc., Class A (a)	269	91,686
CBIZ, Inc. (a)	1,671	89,031
Clarivate PLC (a)	5,512	52,529
CoStar Group, Inc. (a)	5,028	447,492
CRA International, Inc.	227	23,154
Dun & Bradstreet Holdings, Inc.	3,900	45,123
Equifax, Inc.	1,491	350,832
Experian PLC	13,966	536,599
Exponent, Inc.	1,782	166,296
FiscalNote Holdings, Inc. (a)	2,170	7,899
Forrester Research, Inc. (a)	358	10,414
Franklin Covey Co. (a)	390	17,035
FTI Consulting, Inc. (a)	400	76,080
Huron Consulting Group, Inc. (a)	689	58,503
ICF International, Inc.	643	79,983
Innodata, Inc. (a)	879	9,959
Jacobs Solutions, Inc.	1,600	190,224
KBR, Inc.	1,700	110,602
Legalzoom.com, Inc. (a)	3,630	43,851
Leidos Holdings, Inc.	1,591	140,772
Mistras Group, Inc. (a)	726	5,605
NV5 Global, Inc. (a)	478	52,948
Planet Labs PBC (a)	6,369	20,508
Red Violet, Inc. (a)	493	10,141
Resources Connection, Inc.	1,033	16,229
Science Applications International Corp.	600	67,488
TransUnion	2,489	194,963
Verisk Analytics, Inc.	1,746	394,648
	Number of Shares	Fair Value
Willdan Group, Inc. (a)	588	$ 11,266
		3,512,243
Restaurants - 0.5%
Aramark	2,900	124,845
Biglari Holdings, Inc., Class B (a)	39	7,688
BJ's Restaurants, Inc. (a)	737	23,437
Bloomin' Brands, Inc.	3,044	81,853
Brinker International, Inc. (a)	1,518	55,559
Carrols Restaurant Group, Inc. (a)	1,281	6,456
Cheesecake Factory, Inc.	1,693	58,544
Chipotle Mexican Grill, Inc. (a)	315	673,785
Chuy's Holdings, Inc. (a)	582	23,757
Cracker Barrel Old Country Store, Inc.	770	71,749
Darden Restaurants, Inc.	1,500	250,620
Dave & Buster's Entertainment, Inc. (a)	1,502	66,929
Denny's Corp. (a)	1,808	22,275
Dine Brands Global, Inc.	545	31,626
Domino's Pizza, Inc.	380	128,056
DoorDash, Inc., Class A (a)	3,300	252,186
El Pollo Loco Holdings, Inc.	971	8,516
Fiesta Restaurant Group, Inc. (a)	617	4,899
First Watch Restaurant Group, Inc. (a)	745	12,590
Jack in the Box, Inc.	723	70,514
Krispy Kreme, Inc.	3,052	44,956
Kura Sushi USA, Inc., Class A (a)	203	18,869
McDonald's Corp.	8,560	2,554,390
Nathan's Famous, Inc.	98	7,697
Noodles & Co. (a)	2,040	6,895
ONE Group Hospitality, Inc. (a)	1,141	8,352
Papa John's International, Inc.	1,217	89,851
Portillo's, Inc., Class A (a)	1,481	33,367
Potbelly Corp. (a)	910	7,990
Red Robin Gourmet Burgers, Inc. (a)	553	7,648
Shake Shack, Inc., Class A (a)	1,304	101,347
Starbucks Corp.	13,580	1,345,235
Sweetgreen, Inc., Class A (a)	3,381	43,344
Texas Roadhouse, Inc.	600	67,368
Wendy's Co.	1,700	36,975
Wingstop, Inc.	200	40,032
Yum! Brands, Inc.	3,181	440,728
		6,830,928
Retail REITs - 0.2%
Acadia Realty Trust	3,307	47,588
Agree Realty Corp.	700	45,773

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	35

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Alexander's, Inc.	68	$ 12,502
Brixmor Property Group, Inc.	3,500	77,000
CBL & Associates Properties, Inc.	868	19,131
Federal Realty Investment Trust	900	87,093
Getty Realty Corp.	1,563	52,861
InvenTrust Properties Corp.	2,369	54,819
Kimco Realty Corp.	7,534	148,570
Kite Realty Group Trust	7,661	171,147
Macerich Co.	7,501	84,536
Necessity Retail REIT, Inc.	4,793	32,401
NETSTREIT Corp.	2,136	38,170
NNN REIT, Inc.	1,800	77,022
Phillips Edison & Co., Inc.	4,130	140,750
Realty Income Corp.	7,797	466,183
Regency Centers Corp.	2,100	129,717
Retail Opportunity Investments Corp.	4,216	56,958
RPT Realty	3,008	31,434
Saul Centers, Inc.	378	13,922
Simon Property Group, Inc.	3,763	434,551
SITE Centers Corp.	6,589	87,107
Spirit Realty Capital, Inc.	1,600	63,008
Tanger Factory Outlet Centers, Inc.	3,535	78,017
Urban Edge Properties	3,996	61,658
Urstadt Biddle Properties, Inc., Class A	918	19,517
Whitestone REIT	1,490	14,453
		2,545,888
Security & Alarm Services - 0.0%*
Brink's Co.	1,609	109,138
CoreCivic, Inc. (a)	3,767	35,447
GEO Group, Inc. (a)	3,897	27,903
		172,488
Self Storage REITs - 0.1%
CubeSmart	2,800	125,048
Extra Space Storage, Inc.	1,617	240,691
Life Storage, Inc.	1,048	139,342
National Storage Affiliates Trust	1,300	45,279
Public Storage	1,908	556,907
		1,107,267
Semiconductor Materials & Equipment - 0.4%
ACM Research, Inc., Class A (a)	1,543	20,182
Aehr Test Systems (a)	902	37,208
Amkor Technology, Inc.	3,533	105,107
Applied Materials, Inc.	10,034	1,450,314
Atomera, Inc. (a)	634	5,560
Axcelis Technologies, Inc. (a)	1,144	209,730
	Number of Shares	Fair Value
Cohu, Inc. (a)	1,644	$ 68,325
Enphase Energy, Inc. (a)	1,646	275,672
Entegris, Inc.	1,882	208,563
FormFactor, Inc. (a)	2,685	91,881
Ichor Holdings Ltd. (a)	1,004	37,650
inTEST Corp. (a)	374	9,821
KLA Corp.	1,623	787,187
Lam Research Corp.	1,579	1,015,076
MKS Instruments, Inc.	800	86,480
Onto Innovation, Inc. (a)	1,742	202,891
PDF Solutions, Inc. (a)	1,062	47,896
Photronics, Inc. (a)	2,117	54,597
Teradyne, Inc.	1,929	214,756
Ultra Clean Holdings, Inc. (a)	1,589	61,113
Veeco Instruments, Inc. (a)	1,791	45,993
		5,036,002
Semiconductors - 2.2%
Advanced Micro Devices, Inc. (a)	19,200	2,187,072
Alpha & Omega Semiconductor Ltd. (a)	808	26,502
Ambarella, Inc. (a)	1,289	107,851
Analog Devices, Inc.	6,069	1,182,302
Broadcom, Inc.	4,830	4,189,687
CEVA, Inc. (a)	743	18,984
Cirrus Logic, Inc. (a)	600	48,606
Credo Technology Group Holding Ltd. (a)	3,448	59,788
Diodes, Inc. (a)	1,575	145,672
First Solar, Inc. (a)	1,311	249,208
GLOBALFOUNDRIES, Inc. (a)	700	45,206
Impinj, Inc. (a)	801	71,810
Intel Corp.	49,603	1,658,724
Lattice Semiconductor Corp. (a)	1,700	163,319
MACOM Technology Solutions Holdings, Inc. (a)	1,876	122,934
Marvell Technology, Inc.	9,821	587,099
Maxeon Solar Technologies Ltd. (a)	879	24,753
MaxLinear, Inc. (a)	2,610	82,372
Microchip Technology, Inc.	6,138	549,903
Micron Technology, Inc.	12,790	807,177
Monolithic Power Systems, Inc.	507	273,897
Navitas Semiconductor Corp. (a)	3,557	37,491
NVE Corp.	166	16,175
NVIDIA Corp.	28,292	11,968,082
ON Semiconductor Corp. (a)	5,017	474,508
Parade Technologies Ltd.	1,000	34,665
Power Integrations, Inc.	1,987	188,109
Qorvo, Inc. (a)	1,297	132,333
QUALCOMM, Inc.	13,434	1,599,183

See Notes to Schedule of Investments and Notes to Financial Statements.
36	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Rambus, Inc. (a)	3,802	$ 243,974
Semtech Corp. (a)	2,228	56,725
Silicon Laboratories, Inc. (a)	1,109	174,934
SiTime Corp. (a)	599	70,664
SkyWater Technology, Inc. (a)	616	5,803
Skyworks Solutions, Inc.	1,973	218,391
SMART Global Holdings, Inc. (a)	1,720	49,897
Synaptics, Inc. (a)	1,370	116,970
Texas Instruments, Inc.	10,792	1,942,776
Transphorm, Inc. (a)	571	1,941
Universal Display Corp.	487	70,191
Wolfspeed, Inc. (a)	1,679	93,336
		30,099,014
Silver - 0.0%*
Hecla Mining Co.	20,944	107,862
Single-Family Residential REITs - 0.1%
American Homes 4 Rent, Class A	4,100	145,345
Equity LifeStyle Properties, Inc.	2,302	153,981
Invitation Homes, Inc.	7,670	263,848
Sun Communities, Inc.	1,520	198,299
UMH Properties, Inc.	1,918	30,650
		792,123
Soft Drinks & Non-alcoholic Beverages - 0.5%
Celsius Holdings, Inc. (a)	500	74,595
Coca-Cola Co.	46,038	2,772,408
Coca-Cola Consolidated, Inc.	166	105,579
Keurig Dr Pepper, Inc.	10,691	334,308
Monster Beverage Corp. (a)	8,604	494,214
National Beverage Corp. (a)	843	40,759
PepsiCo, Inc.	16,363	3,030,755
Primo Water Corp.	5,405	67,779
Vita Coco Co., Inc. (a)	996	26,763
Zevia PBC, Class A (a)	869	3,745
		6,950,905
Specialized Consumer Services - 0.0%*
Carriage Services, Inc.	421	13,670
European Wax Center, Inc., Class A (a)	1,190	22,170
Frontdoor, Inc. (a)	2,878	91,808
H&R Block, Inc.	2,000	63,740
Rover Group, Inc. (a)	2,978	14,622
Service Corp. International	1,878	121,300
WW International, Inc. (a)	1,710	11,491
		338,801
Specialized Finance - 0.0%*
Acacia Research Corp. (a)	1,325	5,512
	Number of Shares	Fair Value
A-Mark Precious Metals, Inc.	666	$ 24,932
SWK Holdings Corp. (a)	217	3,632
		34,076
Specialty Chemicals - 0.3%
Albemarle Corp.	1,437	320,580
Amyris, Inc. (a)	9,925	10,223
Ashland, Inc.	700	60,837
Aspen Aerogels, Inc. (a)	2,186	17,248
Avient Corp.	3,146	128,671
Axalta Coating Systems Ltd. (a)	2,500	82,025
Balchem Corp.	1,120	150,987
Celanese Corp.	1,300	150,540
Chase Corp.	270	32,729
Danimer Scientific, Inc. (a)	3,007	7,157
Diversey Holdings Ltd. (a)	2,540	21,311
DuPont de Nemours, Inc.	5,676	405,494
Eastman Chemical Co.	1,377	115,282
Ecolab, Inc.	2,840	530,200
Ecovyst, Inc. (a)	3,320	38,047
Element Solutions, Inc.	2,400	46,080
FutureFuel Corp.	1,304	11,540
Ginkgo Bioworks Holdings, Inc. (a)	14,700	27,342
HB Fuller Co.	1,894	135,440
Ingevity Corp. (a)	1,287	74,852
Innospec, Inc.	873	87,684
International Flavors & Fragrances, Inc.	3,213	255,723
Livent Corp. (a)	6,295	172,672
Minerals Technologies, Inc.	1,130	65,190
NewMarket Corp.	75	30,159
Perimeter Solutions SA (a)	5,462	33,591
PPG Industries, Inc.	2,691	399,075
Quaker Chemical Corp.	484	94,332
Rayonier Advanced Materials, Inc. (a)	1,947	8,333
RPM International, Inc.	1,636	146,798
Sensient Technologies Corp.	1,473	104,775
Sherwin-Williams Co.	2,808	745,580
Stepan Co.	745	71,192
Valhi, Inc.	60	771
		4,582,460
Steel - 0.1%
Alpha Metallurgical Resources, Inc.	452	74,291
ATI, Inc. (a)	4,498	198,946
Carpenter Technology Corp.	1,686	94,635
Cleveland-Cliffs, Inc. (a)	6,337	106,208
Commercial Metals Co.	4,094	215,590
Haynes International, Inc.	402	20,430
Nucor Corp.	2,993	490,792

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	37

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Olympic Steel, Inc.	309	$ 15,141
Ramaco Resources, Inc., Class B (a)	226	2,396
Ramaco Resources, Inc., Class A	1,129	9,529
Reliance Steel & Aluminum Co.	698	189,570
Ryerson Holding Corp.	785	34,053
Schnitzer Steel Industries, Inc., Class A	841	25,222
Steel Dynamics, Inc.	2,102	228,971
SunCoke Energy, Inc.	2,720	21,406
TimkenSteel Corp. (a)	1,449	31,255
U.S. Steel Corp.	2,600	65,026
Warrior Met Coal, Inc.	1,795	69,915
Worthington Industries, Inc.	1,096	76,139
		1,969,515
Systems Software - 2.7%
A10 Networks, Inc.	2,462	35,921
Adeia, Inc.	3,713	40,880
Appian Corp., Class A (a)	1,404	66,830
CommVault Systems, Inc. (a)	1,569	113,941
Crowdstrike Holdings, Inc., Class A (a)	2,510	368,644
CyberArk Software Ltd. (a)	600	93,798
Dolby Laboratories, Inc., Class A	657	54,978
Fortinet, Inc. (a)	7,555	571,082
Gen Digital, Inc.	6,913	128,236
Gitlab, Inc., Class A (a)	400	20,444
Microsoft Corp.	88,650	30,188,871
Monday.com Ltd. (a)	293	50,167
N-able, Inc. (a)	2,438	35,132
OneSpan, Inc. (a)	1,293	19,188
Oracle Corp.	18,145	2,160,888
Palo Alto Networks, Inc. (a)	3,541	904,761
Progress Software Corp.	1,494	86,801
Qualys, Inc. (a)	1,297	167,534
Rapid7, Inc. (a)	2,092	94,726
SentinelOne, Inc., Class A (a)	2,400	36,240
ServiceNow, Inc. (a)	2,428	1,364,463
SolarWinds Corp. (a)	1,782	18,283
Tenable Holdings, Inc. (a)	3,996	174,026
Teradata Corp. (a)	1,100	58,751
UiPath, Inc., Class A (a)	4,800	79,536
Varonis Systems, Inc. (a)	3,805	101,403
VMware, Inc., Class A (a)	2,639	379,198
Xperi, Inc. (a)	1,328	17,463
Zscaler, Inc. (a)	1,079	157,858
Zuora, Inc., Class A (a)	4,447	48,784
		37,638,827
Technology Distributors - 0.1%
Arrow Electronics, Inc. (a)	667	95,534
	Number of Shares	Fair Value
Avnet, Inc.	1,000	$ 50,450
CDW Corp.	1,671	306,628
Climb Global Solutions, Inc.	145	6,940
ePlus, Inc. (a)	936	52,697
Insight Enterprises, Inc. (a)	1,001	146,486
PC Connection, Inc.	362	16,326
Richardson Electronics Ltd.	417	6,881
ScanSource, Inc. (a)	825	24,387
TD SYNNEX Corp.	500	47,000
		753,329
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	177,666	34,461,681
Avid Technology, Inc. (a)	1,149	29,299
CompoSecure, Inc. (a)	573	3,931
Corsair Gaming, Inc. (a)	1,317	23,364
CPI Card Group, Inc. (a)	148	3,441
Eastman Kodak Co. (a)	2,847	13,153
Hewlett Packard Enterprise Co.	16,084	270,211
HP, Inc.	10,538	323,622
Immersion Corp.	1,091	7,724
Intevac, Inc. (a)	889	3,334
IonQ, Inc. (a)	5,604	75,822
NetApp, Inc.	2,567	196,119
Pure Storage, Inc., Class A (a)	3,700	136,234
Super Micro Computer, Inc. (a)	1,617	403,037
Turtle Beach Corp. (a)	547	6,372
Western Digital Corp. (a)	4,000	151,720
Xerox Holdings Corp.	3,993	59,456
		36,168,520
Telecom Tower REITs - 0.1%
American Tower Corp.	5,434	1,053,870
Crown Castle, Inc.	5,005	570,270
SBA Communications Corp.	1,315	304,764
		1,928,904
Timber REITs - 0.0%*
PotlatchDeltic Corp.	2,748	145,232
Rayonier, Inc.	1,600	50,240
Weyerhaeuser Co.	9,193	308,057
		503,529
Tires & Rubber - 0.0%*
Goodyear Tire & Rubber Co. (a)	9,878	135,131
Tobacco - 0.2%
Altria Group, Inc.	21,007	951,617
Philip Morris International, Inc.	18,391	1,795,329
Turning Point Brands, Inc.	693	16,639
Universal Corp.	852	42,549

See Notes to Schedule of Investments and Notes to Financial Statements.
38	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Vector Group Ltd.	5,016	$ 64,255
		2,870,389
Trading Companies & Distributors - 0.3%
Air Lease Corp.	1,200	50,220
Alta Equipment Group, Inc.	663	11,490
Applied Industrial Technologies, Inc.	1,341	194,217
Beacon Roofing Supply, Inc. (a)	1,705	141,481
BlueLinx Holdings, Inc. (a)	315	29,541
Boise Cascade Co.	1,390	125,586
Core & Main, Inc., Class A (a)	700	21,938
Custom Truck One Source, Inc. (a)	1,894	12,766
Distribution Solutions Group, Inc. (a)	158	8,225
DXP Enterprises, Inc. (a)	484	17,622
EVI Industries, Inc. (a)	165	3,630
Fastenal Co.	6,537	385,618
Ferguson PLC	2,300	361,813
FTAI Aviation Ltd.	3,471	109,892
GATX Corp.	1,238	159,380
Global Industrial Co.	409	11,358
GMS, Inc. (a)	1,435	99,302
H&E Equipment Services, Inc.	1,132	51,789
Herc Holdings, Inc.	986	134,934
Hudson Technologies, Inc. (a)	1,361	13,093
Karat Packaging, Inc.	334	6,096
McGrath RentCorp	843	77,961
MRC Global, Inc. (a)	2,936	29,566
MSC Industrial Direct Co., Inc., Class A	498	47,449
NOW, Inc. (a)	3,646	37,773
Rush Enterprises, Inc., Class A	1,450	88,073
Rush Enterprises, Inc., Class B	208	14,156
SiteOne Landscape Supply, Inc. (a)	500	83,680
Titan Machinery, Inc. (a)	656	19,352
Transcat, Inc. (a)	258	22,010
United Rentals, Inc.	844	375,892
Univar Solutions, Inc. (a)	2,000	71,680
Veritiv Corp.	460	57,781
Watsco, Inc.	420	160,217
WESCO International, Inc.	500	89,530
Willis Lease Finance Corp. (a)	99	3,874
WW Grainger, Inc.	526	414,798
Xometry, Inc., Class A (a)	1,230	26,051
		3,569,834
Transaction & Payment Processing Services - 0.9%
Affirm Holdings, Inc. (a)	3,500	53,655
	Number of Shares	Fair Value
AvidXchange Holdings, Inc. (a)	5,161	$ 53,571
Block, Inc. (a)	6,132	408,207
Cantaloupe, Inc. (a)	1,790	14,248
Cass Information Systems, Inc.	435	16,869
Euronet Worldwide, Inc. (a)	500	58,685
Fidelity National Information Services, Inc.	6,768	370,210
Fiserv, Inc. (a)	7,147	901,594
FleetCor Technologies, Inc. (a)	888	222,959
Flywire Corp. (a)	3,349	103,953
Global Payments, Inc.	2,913	286,989
I3 Verticals, Inc., Class A (a)	746	17,054
International Money Express, Inc. (a)	1,026	25,168
Jack Henry & Associates, Inc.	938	156,955
Marqeta, Inc., Class A (a)	17,088	83,218
Mastercard, Inc., Class A	10,050	3,952,665
Payoneer Global, Inc. (a)	9,239	44,440
PayPal Holdings, Inc. (a)	13,431	896,251
Paysafe Ltd. (a)	1,131	11,412
Paysign, Inc. (a)	1,138	2,788
Priority Technology Holdings, Inc. (a)	431	1,560
Remitly Global, Inc. (a)	2,940	55,331
Repay Holdings Corp. (a)	2,837	22,214
Shift4 Payments, Inc., Class A (a)	600	40,746
Toast, Inc., Class A (a)	3,800	85,766
Visa, Inc., Class A	19,366	4,599,038
Western Union Co.	4,000	46,920
WEX, Inc. (a)	492	89,578
		12,622,044
Water Utilities - 0.1%
American States Water Co.	1,277	111,099
American Water Works Co., Inc.	2,232	318,618
Artesian Resources Corp., Class A	264	12,466
Cadiz, Inc. (a)	1,413	5,737
California Water Service Group	1,956	100,988
Essential Utilities, Inc.	2,900	115,739
Global Water Resources, Inc.	695	8,812
Middlesex Water Co.	612	49,364
Pure Cycle Corp. (a)	688	7,568
SJW Group	1,081	75,789
York Water Co.	462	19,067
		825,247
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	2,311	39,310

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	39

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Shenandoah Telecommunications Co.	1,744	$ 33,886
Spok Holdings, Inc.	619	8,227
Telephone & Data Systems, Inc.	3,331	27,414
T-Mobile US Inc. (a)	6,615	918,823
		1,027,660
Total Common Stock (Cost $534,900,240)		587,150,885
Total Domestic Equity (Cost $534,900,240)		587,150,885
Foreign Equity - 25.1%
Common Stock - 24.9%
Advertising - 0.1%
CyberAgent, Inc.	7,400	54,006
Dentsu Group, Inc.	3,200	105,064
Focus Media Information Technology Co. Ltd., Class A	10,900	10,207
Gambling.com Group Ltd. (a)	503	5,151
Hakuhodo DY Holdings, Inc.	3,600	37,938
Informa PLC	21,423	198,012
Publicis Groupe SA	3,449	276,753
WPP PLC	16,089	168,821
		855,952
Aerospace & Defense - 0.3%
AECC Aviation Power Co. Ltd., Class A	2,100	12,222
Airbus SE	8,976	1,297,528
Aselsan Elektronik Sanayi Ve Ticaret AS	7,417	15,519
AviChina Industry & Technology Co. Ltd., Class H	35,000	17,026
BAE Systems PLC	46,881	553,373
Bharat Electronics Ltd.	52,882	81,213
CAE, Inc. (a)	5,100	114,275
Dassault Aviation SA	368	73,716
Elbit Systems Ltd.	392	81,952
Hanwha Aerospace Co. Ltd.	501	48,522
Hindustan Aeronautics Ltd.	1,227	56,829
Kongsberg Gruppen ASA	1,281	58,336
Korea Aerospace Industries Ltd.	1,232	50,035
Kuang-Chi Technologies Co. Ltd., Class A	3,100	6,517
MTU Aero Engines AG	804	208,495
Rheinmetall AG	655	179,406
Rolls-Royce Holdings PLC (a)	126,170	242,883
Saab AB, Class B	1,229	66,435
Safran SA	5,193	813,644
Singapore Technologies Engineering Ltd.	22,700	61,897
	Number of Shares	Fair Value
Thales SA	1,609	$ 241,031
		4,280,854
Agricultural & Farm Machinery - 0.0%*
CNH Industrial NV	25,309	364,757
Husqvarna AB, Class B	7,171	64,971
Kubota Corp.	15,300	223,603
		653,331
Agricultural Products & Services - 0.0%*
Beijing Dabeinong Technology Group Co. Ltd., Class A	7,600	6,898
Charoen Pokphand Indonesia Tbk PT (a)	89,500	31,460
IOI Corp. Bhd	38,800	31,063
Kuala Lumpur Kepong Bhd	6,800	32,060
New Hope Liuhe Co. Ltd., Class A (a)	3,200	5,141
Sime Darby Plantation Bhd	21,300	18,971
Wilmar International Ltd.	28,406	79,969
		205,562
Air Freight & Logistics - 0.1%
Agility Public Warehousing Co. KSC (a)	22,511	45,991
Deutsche Post AG	15,215	743,303
DSV AS	2,840	596,400
Hyundai Glovis Co. Ltd.	309	46,521
JD Logistics, Inc. (a)(d)	26,600	41,646
NIPPON EXPRESS HOLDINGS, Inc.	1,200	67,577
SF Holding Co. Ltd., Class A	3,700	22,963
SG Holdings Co. Ltd.	4,500	64,083
Yamato Holdings Co. Ltd.	4,200	76,002
YTO Express Group Co. Ltd., Class A	2,700	5,410
Yunda Holding Co. Ltd., Class A	3,600	4,739
ZTO Express Cayman, Inc. ADR	6,109	153,214
		1,867,849
Airport Services - 0.1%
Aena SME SA (d)	1,127	182,368
Aeroports de Paris	436	62,638
Airports of Thailand PCL NVDR (a)	60,963	123,887
Auckland International Airport Ltd. (a)	18,601	97,590
Beijing Capital International Airport Co. Ltd., Class H (a)	36,000	23,362
Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,100	91,360

See Notes to Schedule of Investments and Notes to Financial Statements.
40	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,740	$ 76,240
Malaysia Airports Holdings Bhd	6,743	9,948
Shanghai International Airport Co. Ltd., Class A (a)	1,300	8,133
		675,526
Alternative Carriers - 0.0%*
Liberty Latin America Ltd., Class A (a)	1,202	10,517
Liberty Latin America Ltd., Class C (a)	5,190	44,738
		55,255
Aluminum - 0.0%*
Aluminum Corp. of China Ltd., Class H	40,000	17,312
Aluminum Corp. of China Ltd., Class A	21,600	16,356
China Hongqiao Group Ltd.	30,000	24,502
Hindalco Industries Ltd.	19,152	98,763
Norsk Hydro ASA	19,993	119,407
Press Metal Aluminium Holdings Bhd	52,800	53,291
Shandong Nanshan Aluminum Co. Ltd., Class A	14,700	6,117
United Co. RUSAL International PJSC (c)**	55,670	—
Yunnan Aluminium Co. Ltd., Class A	4,900	8,614
		344,362
Apparel Retail - 0.1%
Fast Retailing Co. Ltd.	2,600	665,727
Foschini Group Ltd.	3,538	17,634
H & M Hennes & Mauritz AB, Class B	10,085	173,179
Industria de Diseno Textil SA	16,554	641,976
Lojas Renner SA	14,632	60,663
Mr Price Group Ltd.	4,107	31,212
Pepkor Holdings Ltd. (d)	31,319	27,348
Topsports International Holdings Ltd. (d)	21,000	18,269
Trent Ltd.	2,629	56,632
Zalando SE (a)(d)	3,340	96,305
ZOZO, Inc.	1,800	37,278
		1,826,223
Apparel, Accessories & Luxury Goods - 0.7%
adidas AG	2,456	476,691
ANTA Sports Products Ltd.	17,676	181,623
Bosideng International Holdings Ltd.	34,000	14,361
Burberry Group PLC	5,784	156,238
	Number of Shares	Fair Value
Cie Financiere Richemont SA, Class A	7,905	$ 1,343,407
F&F Co. Ltd.	299	27,254
FF Group (a)(c)**	1,860	—
Gildan Activewear, Inc.	2,800	90,374
Hermes International	482	1,047,540
Kering SA	1,137	627,735
Li Ning Co. Ltd.	33,819	182,615
LPP SA (a)	17	58,645
LVMH Moet Hennessy Louis Vuitton SE	4,187	3,947,250
Moncler SpA	3,093	213,959
Page Industries Ltd.	96	44,143
Pandora AS	1,353	120,909
Shenzhou International Group Holdings Ltd.	12,000	115,245
Swatch Group AG	1,327	175,138
Titan Co. Ltd.	5,054	188,183
		9,011,310
Application Software - 0.3%
Beijing Kingsoft Office Software, Inc., Class A (a)	441	28,692
Bit Digital, Inc. (a)	2,520	10,231
Constellation Software, Inc.	306	634,723
Dassault Systemes SE	10,095	447,237
Descartes Systems Group, Inc. (a)	1,300	104,255
Hundsun Technologies, Inc., Class A	1,456	8,881
Iflytek Co. Ltd., Class A (a)	1,500	14,031
Kingdee International Software Group Co. Ltd. (a)	38,000	51,024
NavInfo Co. Ltd., Class A (a)	4,600	7,340
Nemetschek SE	844	62,999
Nice Ltd. (a)	955	196,320
Open Text Corp.	4,000	166,560
Sage Group PLC	15,303	179,954
SAP SE	15,826	2,161,553
Sapiens International Corp. NV	1,152	30,643
Shanghai Baosight Software Co. Ltd., Class B	11,520	30,454
Shanghai Baosight Software Co. Ltd., Class A	1,872	13,102
Temenos AG	1,001	79,741
Thunder Software Technology Co. Ltd., Class A	500	6,642
WiseTech Global Ltd.	2,546	136,460
Xero Ltd. (a)	2,202	176,292
Yonyou Network Technology Co. Ltd., Class A	2,600	7,335
		4,554,469
Asset Management & Custody Banks - 0.2%
3i Group PLC	14,719	365,227

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	41

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
abrdn PLC	32,051	$ 89,100
Amundi SA (d)	956	56,469
Brookfield Asset Management Ltd., Class A	5,325	174,006
Brookfield Corp.	21,505	724,824
China Cinda Asset Management Co. Ltd., Class H	91,556	9,151
EQT AB	5,675	109,092
Hargreaves Lansdown PLC	5,531	57,397
IGM Financial, Inc.	1,177	35,872
Julius Baer Group Ltd.	3,221	203,360
Onex Corp.	1,000	55,296
Partners Group Holding AG	343	323,539
Patria Investments Ltd., Class A A Shares	1,896	27,113
Reinet Investments SCA	2,142	47,276
Schroders PLC	11,780	65,609
St. James's Place PLC	8,109	112,263
		2,455,594
Automobile Manufacturers - 0.7%
Bayerische Motoren Werke AG	5,025	617,997
BYD Co. Ltd., Class H	14,000	448,871
BYD Co. Ltd., Class A	1,800	64,100
Chongqing Changan Automobile Co. Ltd., Class A (a)	5,014	8,952
Dongfeng Motor Group Co. Ltd., Class H	30,000	13,750
Ferrari NV	1,913	625,337
Ford Otomotiv Sanayi AS	1,067	31,147
Geely Automobile Holdings Ltd.	88,000	108,042
Great Wall Motor Co. Ltd., Class H	46,533	53,589
Great Wall Motor Co. Ltd., Class A (a)	800	2,775
Guangzhou Automobile Group Co. Ltd., Class H	38,000	22,716
Guangzhou Automobile Group Co. Ltd., Class A	10,400	14,923
Honda Motor Co. Ltd.	23,300	704,675
Hyundai Motor Co.	1,983	311,915
Isuzu Motors Ltd.	9,300	112,633
Kia Corp.	3,787	255,096
Li Auto, Inc., Class A (a)	16,200	280,465
Mahindra & Mahindra Ltd.	12,505	222,181
Maruti Suzuki India Ltd.	1,739	207,982
Mazda Motor Corp.	9,000	86,833
Mercedes-Benz Group AG	12,954	1,042,493
NIO, Inc. ADR (a)	19,823	192,085
Nissan Motor Co. Ltd.	34,700	142,177
Renault SA	2,857	120,525
	Number of Shares	Fair Value
SAIC Motor Corp. Ltd., Class A	5,000	$ 9,755
Subaru Corp.	9,200	172,983
Suzuki Motor Corp.	5,500	199,114
Tata Motors Ltd. (a)	23,723	172,901
Toyota Motor Corp.	160,700	2,578,495
Volkswagen AG	466	77,877
Volvo Car AB, Class B (a)	9,055	35,974
XPeng, Inc., Class A (a)	12,300	81,701
		9,020,059
Automotive Parts & Equipment - 0.1%
Aisin Corp.	2,100	64,742
Bharat Forge Ltd.	4,459	45,578
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	300	5,103
Continental AG	1,639	123,804
Denso Corp.	6,600	444,445
Fuyao Glass Industry Group Co. Ltd., Class H (d)	6,156	25,533
Fuyao Glass Industry Group Co. Ltd., Class A	900	4,441
Hanon Systems	2,623	18,289
Huayu Automotive Systems Co. Ltd., Class A	1,768	4,494
Huizhou Desay Sv Automotive Co. Ltd., Class A	200	4,292
Hyundai Mobis Co. Ltd.	872	154,385
Koito Manufacturing Co. Ltd.	3,000	54,351
Magna International, Inc.	4,135	233,710
Minth Group Ltd.	14,000	38,491
Ningbo Tuopu Group Co. Ltd., Class A (a)	800	8,890
Samvardhana Motherson International Ltd.	21,442	22,471
Sona Blw Precision Forgings Ltd. (d)	5,634	35,524
Sumitomo Electric Industries Ltd.	10,666	130,465
Tube Investments of India Ltd.	1,521	58,997
Valeo SA	3,019	64,864
		1,542,869
Automotive Retail - 0.0%*
Abu Dhabi National Oil Co. for Distribution PJSC	44,183	46,913
China Meidong Auto Holdings Ltd.	6,000	6,952
Hotai Motor Co. Ltd.	3,863	101,093
PTT Oil & Retail Business PCL NVDR	30,408	18,198
USS Co. Ltd.	3,500	57,849
Vibra Energia SA	17,000	63,609

See Notes to Schedule of Investments and Notes to Financial Statements.
42	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Zhongsheng Group Holdings Ltd.	10,000	$ 38,386
		333,000
Biotechnology - 0.1%
3SBio, Inc. (d)	15,000	15,093
Akeso, Inc. (a)(d)	7,000	31,749
Argenx SE (a)	837	326,366
Aurinia Pharmaceuticals, Inc. (a)	4,691	45,409
BeiGene Ltd. (a)	9,900	135,734
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	112	1,030
BGI Genomics Co. Ltd., Class A	800	6,604
Bloomage Biotechnology Corp. Ltd., Class A	1,087	13,344
Celltrion, Inc.	1,460	170,412
Chongqing Zhifei Biological Products Co. Ltd., Class A	3,150	19,185
Fennec Pharmaceuticals, Inc. (a)	632	5,581
Genmab AS (a)	998	378,125
Grifols SA (a)	4,601	59,015
Hualan Biological Engineering, Inc., Class A	2,038	6,292
Imeik Technology Development Co. Ltd., Class A	300	18,375
Innovent Biologics, Inc. (a)(d)	15,500	58,870
PharmaEssentia Corp. (a)	3,000	32,725
Prothena Corp. PLC (a)	1,445	98,665
Shanghai RAAS Blood Products Co. Ltd., Class A	5,500	5,683
Shenzhen Kangtai Biological Products Co. Ltd., Class A (a)	800	2,798
SK Bioscience Co. Ltd. (a)	266	16,136
Swedish Orphan Biovitrum AB (a)	2,675	52,206
Walvax Biotechnology Co. Ltd., Class A	1,400	5,093
Zai Lab Ltd. ADR (a)	1,300	36,049
Zura Bio Ltd. (a)	264	2,165
		1,542,704
Brewers - 0.2%
Ambev SA	66,500	212,430
Anheuser-Busch InBev SA	13,201	748,062
Asahi Group Holdings Ltd.	7,400	286,642
Budweiser Brewing Co. APAC Ltd. (d)	25,300	65,463
Carlsberg AS, Class B	1,468	235,026
China Resources Beer Holdings Co. Ltd.	24,000	158,585
	Number of Shares	Fair Value
Chongqing Brewery Co. Ltd., Class A	100	$ 1,268
Cia Cervecerias Unidas SA	1,321	10,647
Heineken Holding NV	1,729	150,433
Heineken NV	3,928	403,868
Kirin Holdings Co. Ltd.	11,600	169,110
Tsingtao Brewery Co. Ltd., Class H	8,924	81,470
Tsingtao Brewery Co. Ltd., Class A	800	11,415
		2,534,419
Broadcasting - 0.0%*
Vivendi SE	11,505	105,602
Broadline Retail - 0.5%
Alibaba Group Holding Ltd. (a)	231,300	2,407,609
Allegro.eu SA (a)(d)	5,667	44,687
Canadian Tire Corp. Ltd., Class A	800	109,500
Central Retail Corp. PCL NVDR	21,416	23,620
Coupang, Inc. (a)	11,600	201,840
Dollarama, Inc.	4,400	298,332
Falabella SA	8,186	19,645
GoTo Gojek Tokopedia Tbk PT (a)	4,768,400	35,190
JD.com, Inc., Class A	32,726	558,085
Magazine Luiza SA (a)	37,124	25,934
MINISO Group Holding Ltd. ADR	1,400	23,786
momo.com, Inc.	1,000	22,161
Naspers Ltd., Class N	2,700	485,978
Next PLC	1,821	159,846
Ozon Holdings PLC ADR (a)(c)**	1,300	—
Pan Pacific International Holdings Corp.	6,100	109,068
PDD Holdings, Inc. ADR (a)	7,257	501,749
Pepco Group NV (a)	2,698	24,466
Prosus NV (a)	12,184	892,121
Rakuten Group, Inc.	22,900	79,663
Vipshop Holdings Ltd. ADR (a)	4,734	78,111
Wesfarmers Ltd.	17,220	567,305
Woolworths Holdings Ltd.	14,667	55,395
		6,724,091
Building Products - 0.2%
AGC, Inc.	3,100	111,340
Assa Abloy AB, Class B	15,169	364,078
Beijing New Building Materials PLC, Class A	1,600	5,393
China Lesso Group Holdings Ltd.	16,494	10,869
Cie de Saint-Gobain	7,423	451,877
Daikin Industries Ltd.	4,000	818,260

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	43

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Geberit AG	512	$ 268,451
Guangdong Kinlong Hardware Products Co. Ltd., Class A	200	1,781
Kingspan Group PLC	2,308	153,601
Lixil Corp.	4,200	53,369
Nibe Industrier AB, Class B	22,867	217,107
ROCKWOOL AS, Class B	128	33,095
TOTO Ltd.	2,100	63,391
Xinyi Glass Holdings Ltd.	23,000	35,954
		2,588,566
Cable & Satellite - 0.0%*
Cyfrowy Polsat SA	3,840	15,611
Grupo Televisa SAB	39,600	40,661
MultiChoice Group	1,453	7,345
Quebecor, Inc., Class B	2,200	54,283
		117,900
Cargo Ground Transportation - 0.0%*
TFI International, Inc.	1,200	136,872
Casinos & Gaming - 0.1%
Aristocrat Leisure Ltd.	8,948	231,336
Entain PLC	9,676	156,625
Evolution AB (d)	2,767	350,127
Flutter Entertainment PLC (a)	2,707	544,713
Galaxy Entertainment Group Ltd. (a)	33,000	210,217
Genting Bhd	24,200	21,090
Genting Malaysia Bhd	54,700	28,876
Genting Singapore Ltd.	89,000	62,014
Kangwon Land, Inc.	1,128	14,938
La Francaise des Jeux SAEM (d)	1,651	64,969
Lottery Corp. Ltd.	35,581	121,889
OPAP SA	2,920	50,911
Sands China Ltd. (a)	36,400	124,650
Super Group SGHC Ltd. (a)	4,755	13,790
		1,996,145
Coal & Consumable Fuels - 0.1%
Adaro Energy Indonesia Tbk PT	172,900	25,732
Banpu PCL NVDR	136,500	34,139
Cameco Corp.	6,500	203,805
China Coal Energy Co. Ltd., Class H	22,000	16,380
China Shenhua Energy Co. Ltd., Class H	46,990	143,995
China Shenhua Energy Co. Ltd., Class A	7,600	32,152
Coal India Ltd.	21,682	61,167
Encore Energy Corp. (a)	4,935	11,893
Exxaro Resources Ltd.	3,907	33,974
	Number of Shares	Fair Value
Inner Mongolia Yitai Coal Co. Ltd., Class B	11,400	$ 15,612
Shaanxi Coal Industry Co. Ltd., Class A	6,500	16,269
Shanxi Coking Coal Energy Group Co. Ltd., Class A	3,800	4,764
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	5,200	11,679
United Tractors Tbk PT	26,700	41,409
Yankuang Energy Group Co. Ltd., Class H	22,000	63,160
Yankuang Energy Group Co. Ltd., Class A	2,300	9,468
		725,598
Commercial Printing - 0.0%*
Cimpress PLC (a)	632	37,591
Dai Nippon Printing Co. Ltd.	3,500	99,255
Toppan, Inc.	3,900	84,145
		220,991
Commodity Chemicals - 0.2%
Advanced Petrochemical Co.	1,510	17,907
Asahi Kasei Corp.	18,700	126,409
Barito Pacific Tbk PT	342,922	17,089
Berger Paints India Ltd.	2,928	24,242
Canmax Technologies Co. Ltd., Class A	520	2,568
Do-Fluoride New Materials Co. Ltd., Class A	560	1,531
Formosa Chemicals & Fibre Corp.	50,000	107,842
Formosa Plastics Corp.	45,000	123,960
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,860	10,569
Hanwha Solutions Corp. (a)	1,597	51,500
Hengli Petrochemical Co. Ltd., Class A (a)	4,300	8,489
Hengyi Petrochemical Co. Ltd., Class A	4,700	4,384
Huafon Chemical Co. Ltd., Class A	4,900	4,627
Hubei Xingfa Chemicals Group Co. Ltd., Class A	600	1,837
Indorama Ventures PCL NVDR	18,695	18,098
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	2,700	2,671
Jiangsu Eastern Shenghong Co. Ltd., Class A	3,800	6,186
Kumho Petrochemical Co. Ltd.	189	19,111
LB Group Co. Ltd., Class A	2,100	4,770
LG Chem Ltd.	683	347,689
Lotte Chemical Corp.	324	38,132

See Notes to Schedule of Investments and Notes to Financial Statements.
44	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Mesaieed Petrochemical Holding Co.	65,734	$ 34,659
Mitsui Chemicals, Inc.	2,500	73,567
Nan Ya Plastics Corp.	68,000	158,619
National Industrialization Co., Class C (a)	3,399	13,605
Orbia Advance Corp. SAB de CV	16,700	35,911
Orica Ltd.	6,657	65,900
Orion SA	2,126	45,114
Petronas Chemicals Group Bhd	35,200	45,316
PTT Global Chemical PCL NVDR	35,138	37,006
Rongsheng Petrochemical Co. Ltd., Class A	13,350	21,406
Sahara International Petrochemical Co.	5,604	55,966
Sasa Polyester Sanayi AS (a)	14,830	32,396
Satellite Chemical Co. Ltd., Class A	3,525	7,260
Saudi Basic Industries Corp.	12,751	301,839
Saudi Industrial Investment Group	6,465	46,092
Saudi Kayan Petrochemical Co. (a)	11,878	43,948
Shenzhen Senior Technology Material Co. Ltd., Class A	599	1,419
Sinoma Science & Technology Co. Ltd., Class A	2,800	7,918
SKC Co. Ltd.	278	20,737
Skshu Paint Co. Ltd., Class A (a)	560	5,042
Tongkun Group Co. Ltd., Class A	3,400	6,197
Toray Industries, Inc.	20,700	115,219
Tosoh Corp.	4,482	52,926
Yanbu National Petrochemical Co.	4,126	52,465
Yunnan Energy New Material Co. Ltd., Class A (a)	500	6,648
		2,226,786
Communications Equipment - 0.1%
Accton Technology Corp.	7,000	78,737
BYD Electronic International Co. Ltd.	12,020	36,562
Nokia Oyj	81,857	342,906
Telefonaktiebolaget LM Ericsson, Class B	44,008	238,755
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	500	2,078
Yealink Network Technology Corp. Ltd., Class A	1,540	7,432
Zhongji Innolight Co. Ltd., Class A	1,300	26,398
ZTE Corp., Class H	10,000	40,188
	Number of Shares	Fair Value
ZTE Corp., Class A	2,400	$ 15,046
		788,102
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	3,088	108,566
Bouygues SA	3,045	102,273
China Communications Services Corp. Ltd., Class H	45,733	22,578
China Conch Venture Holdings Ltd.	26,500	34,621
China Energy Engineering Corp. Ltd. Class A	34,900	11,237
China National Chemical Engineering Co. Ltd., Class A	10,700	12,197
China Railway Group Ltd., Class H	59,000	39,036
China Railway Group Ltd., Class A	24,800	25,891
China State Construction Engineering Corp. Ltd., Class A	41,900	33,081
China State Construction International Holdings Ltd.	32,000	36,574
Eiffage SA	1,091	113,889
Ferrovial SE	7,813	246,940
Gamuda Bhd	34,800	32,842
Hyundai Engineering & Construction Co. Ltd.	1,136	33,022
Kajima Corp.	6,700	100,993
Larsen & Toubro Ltd.	9,735	294,362
Metallurgical Corp. of China Ltd., Class A	24,100	13,171
Obayashi Corp.	9,600	82,886
Power Construction Corp. of China Ltd., Class A	21,000	16,590
Samsung Engineering Co. Ltd. (a)	2,291	49,406
Shimizu Corp.	9,400	59,416
Sichuan Road & Bridge Group Co. Ltd., Class A	9,800	13,222
Skanska AB, Class B	5,382	75,401
Taisei Corp.	2,700	94,177
Vinci SA	8,042	934,272
WSP Global, Inc.	1,900	251,304
		2,837,947
Construction Machinery & Heavy Transportation Equipment - 0.2%
Alstom SA	4,771	142,392
China CSSC Holdings Ltd., Class A	2,700	12,241
CRRC Corp. Ltd., Class H	56,000	30,694
CRRC Corp. Ltd., Class A	30,500	27,294

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	45

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Daimler Truck Holding AG	7,576	$ 273,005
Doosan Bobcat, Inc.	635	28,385
Epiroc AB, Class A	9,914	187,512
Epiroc AB, Class B	5,790	93,575
HD Hyundai Heavy Industries Co. Ltd. (a)	176	17,688
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	670	59,560
Hitachi Construction Machinery Co. Ltd.	1,600	44,913
Hyundai Mipo Dockyard Co. Ltd. (a)	389	24,916
Knorr-Bremse AG	1,143	87,359
Komatsu Ltd.	14,000	378,043
Metso Oyj	10,591	127,775
Samsung Heavy Industries Co. Ltd. (a)	9,948	50,616
Sany Heavy Equipment International Holdings Co. Ltd.	22,000	28,891
Sany Heavy Industry Co. Ltd., Class A	5,300	12,133
Seatrium Ltd. (a)	592,889	54,952
Toyota Industries Corp.	2,200	157,355
Volvo AB, Class B	22,874	472,679
Volvo AB, Class A	3,129	66,592
Weichai Power Co. Ltd., Class H	31,401	46,196
Weichai Power Co. Ltd., Class A	7,800	13,388
XCMG Construction Machinery Co. Ltd., Class A	9,300	8,667
Zhuzhou CRRC Times Electric Co. Ltd.	6,600	24,651
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	8,700	8,082
		2,479,554
Construction Materials - 0.1%
ACC Ltd. (a)	1,209	26,789
Ambuja Cements Ltd. (a)	8,780	45,711
Anhui Conch Cement Co. Ltd., Class H	19,581	52,093
Anhui Conch Cement Co. Ltd., Class A	2,769	9,049
Asia Cement Corp.	35,000	49,968
Cemex SAB de CV (a)	217,200	153,239
China Jushi Co. Ltd., Class A	4,114	8,021
China National Building Material Co. Ltd., Class H	59,243	36,606
China Resources Cement Holdings Ltd.	26,000	10,754
CRH PLC	11,335	625,207
Grasim Industries Ltd.	3,793	80,351
Heidelberg Materials AG	2,173	178,672
	Number of Shares	Fair Value
POSCO Future M Co. Ltd.	391	$ 105,489
Semen Indonesia Persero Tbk PT	43,992	17,916
Shree Cement Ltd.	157	45,784
Siam Cement PCL NVDR	11,165	101,514
Taiwan Cement Corp.	87,595	107,210
UltraTech Cement Ltd.	1,452	147,019
		1,801,392
Consumer Electronics - 0.2%
LG Electronics, Inc.	1,526	147,699
Panasonic Holdings Corp.	33,400	408,868
Sharp Corp. (a)	4,300	24,072
Sony Group Corp.	19,100	1,721,297
TCL Technology Group Corp., Class A (a)	14,329	7,774
		2,309,710
Consumer Finance - 0.0%*
Bajaj Finance Ltd.	3,922	343,512
Cholamandalam Investment & Finance Co. Ltd.	5,973	83,333
Krungthai Card PCL NVDR	9,465	13,242
Lufax Holding Ltd. ADR	5,600	8,008
Muangthai Capital PCL NVDR	7,500	8,337
Muthoot Finance Ltd.	1,370	20,738
Qifu Technology, Inc. ADR	1,100	19,008
SBI Cards & Payment Services Ltd.	3,557	36,809
Shriram Finance Ltd.	3,269	69,296
Srisawad Corp. PCL NVDR	7,200	9,634
		611,917
Consumer Staples Merchandise Retail - 0.1%
Aeon Co. Ltd.	9,875	201,870
Atacadao SA	6,800	15,788
Berli Jucker PCL NVDR	12,600	12,376
Carrefour SA	8,916	168,933
Cencosud SA	16,738	32,424
E-MART, Inc.	218	12,764
Sendas Distribuidora SA	18,100	51,591
Wal-Mart de Mexico SAB de CV	74,286	293,324
		789,070
Copper - 0.1%
Antofagasta PLC	6,302	117,319
First Quantum Minerals Ltd.	8,900	210,789
Jiangxi Copper Co. Ltd., Class H	14,782	22,848
Jiangxi Copper Co. Ltd., Class A	300	786
KGHM Polska Miedz SA	1,996	55,308
Lundin Mining Corp.	10,300	80,797

See Notes to Schedule of Investments and Notes to Financial Statements.
46	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Southern Copper Corp.	2,390	$ 171,459
		659,306
Data Processing & Outsourced Services - 0.0%*
Computershare Ltd.	8,694	135,577
Teleperformance	886	148,603
		284,180
Distillers & Vintners - 0.2%
Anhui Gujing Distillery Co. Ltd., Class B (a)	1,900	32,761
Anhui Gujing Distillery Co. Ltd., Class A (a)	400	13,613
Davide Campari-Milano NV	8,322	115,315
Diageo PLC	34,153	1,469,832
Jiangsu King's Luck Brewery JSC Ltd., Class A	1,400	10,178
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,700	30,732
JiuGui Liquor Co. Ltd., Class A	400	4,970
Kweichow Moutai Co. Ltd., Class A	1,100	256,035
Luzhou Laojiao Co. Ltd., Class A	1,500	43,273
Pernod Ricard SA	3,135	692,629
Remy Cointreau SA	365	58,579
Shanghai Bairun Investment Holding Group Co. Ltd., Class A (a)	980	4,907
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	740	18,849
Sichuan Swellfun Co. Ltd., Class A	600	4,875
Treasury Wine Estates Ltd.	10,716	80,301
United Spirits Ltd. (a)	4,501	50,162
Wuliangye Yibin Co. Ltd., Class A	3,500	78,897
		2,965,908
Distributors - 0.0%*
D'ieteren Group	316	55,917
Diversified Banks - 3.1%
ABN AMRO Bank NV GDR (d)	6,434	99,987
Absa Group Ltd.	12,013	106,823
Abu Dhabi Commercial Bank PJSC	41,094	90,734
Abu Dhabi Islamic Bank PJSC	20,879	60,482
Agricultural Bank of China Ltd., Class H	408,717	160,952
Agricultural Bank of China Ltd., Class A	91,347	44,352
AIB Group PLC	20,509	86,298
Akbank TAS	46,147	35,789
	Number of Shares	Fair Value
Al Rajhi Bank	27,918	$ 546,416
Alinma Bank	13,907	124,995
Alpha Services & Holdings SA (a)	26,430	43,283
AMMB Holdings Bhd	37,400	29,057
ANZ Group Holdings Ltd.	45,404	718,196
Arab National Bank	8,416	59,345
Axis Bank Ltd.	32,630	393,725
Banco Bilbao Vizcaya Argentaria SA	91,548	703,207
Banco Bradesco SA	15,267	46,333
Banco de Chile	667,199	69,610
Banco de Credito e Inversiones SA	1,102	33,656
Banco del Bajio SA (d)	11,200	33,971
Banco do Brasil SA	12,200	124,934
Banco Santander Brasil SA	5,900	37,462
Banco Santander Chile	774,790	36,646
Banco Santander SA	248,931	921,408
Bancolombia SA	3,348	24,855
Bank AlBilad	6,919	71,776
Bank Al-Jazira	6,739	32,995
Bank Central Asia Tbk PT	757,400	464,512
Bank Hapoalim BM	19,058	156,975
Bank Leumi Le-Israel BM	23,195	173,606
Bank Mandiri Persero Tbk PT	537,900	187,193
Bank Negara Indonesia Persero Tbk PT	110,900	68,043
Bank of Baroda	14,547	33,877
Bank of Beijing Co. Ltd., Class A	31,600	20,129
Bank of China Ltd., Class H	1,132,868	454,803
Bank of China Ltd., Class A	42,794	23,006
Bank of Communications Co. Ltd., Class H	115,127	76,380
Bank of Communications Co. Ltd., Class A	44,600	35,595
Bank of Ireland Group PLC	15,978	152,521
Bank of Montreal	10,704	967,789
Bank of Nova Scotia	18,000	901,598
Bank of NT Butterfield & Son Ltd.	1,753	47,962
Bank of Shanghai Co. Ltd., Class A	6,100	4,825
Bank of the Philippine Islands	27,402	54,108
Bank Polska Kasa Opieki SA	2,641	72,091
Bank Rakyat Indonesia Persero Tbk PT	928,409	338,954
Banque Saudi Fransi	8,332	93,077
Barclays PLC	234,617	458,833
BDO Unibank, Inc.	33,732	84,468
BNP Paribas SA	16,895	1,065,980
BOC Hong Kong Holdings Ltd.	55,500	170,002
Boubyan Bank KSCP	21,343	44,614
CaixaBank SA	61,943	256,540

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	47

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Canadian Imperial Bank of Commerce	13,748	$ 587,634
Capitec Bank Holdings Ltd.	1,233	102,330
Chang Hwa Commercial Bank Ltd.	80,317	48,146
China CITIC Bank Corp. Ltd., Class H	134,881	63,410
China Common Rich Renewable Energy Investments Ltd. (a)(c)**	64,000	—
China Construction Bank Corp., Class H (a)	1,325,000	857,770
China Construction Bank Corp., Class A	7,400	6,372
China Everbright Bank Co. Ltd., Class H	46,883	13,483
China Everbright Bank Co. Ltd., Class A (a)	30,820	13,013
China Merchants Bank Co. Ltd., Class H	54,500	248,560
China Merchants Bank Co. Ltd., Class A	19,600	88,478
China Minsheng Banking Corp. Ltd., Class H	65,200	24,137
China Minsheng Banking Corp. Ltd., Class A	46,100	23,783
China Zheshang Bank Co. Ltd., Class A	23,140	8,406
CIMB Group Holdings Bhd	99,294	107,780
Commercial Bank PSQC	46,106	74,011
Commercial International Bank Egypt SAE	24,801	41,133
Commerzbank AG	15,981	177,130
Commonwealth Bank of Australia	25,581	1,711,279
Credicorp Ltd.	1,000	147,640
Credit Agricole SA	18,335	217,667
CTBC Financial Holding Co. Ltd.	248,000	198,318
Danske Bank AS (a)	10,383	252,842
DBS Group Holdings Ltd.	27,510	641,984
DNB Bank ASA	14,030	262,862
Dubai Islamic Bank PJSC	41,465	61,982
E.Sun Financial Holding Co. Ltd.	191,398	160,359
Emirates NBD Bank PJSC	26,865	109,359
Erste Group Bank AG	5,167	181,214
Eurobank Ergasias Services & Holdings SA, Class A (a)	37,601	61,940
FinecoBank Banca Fineco SpA	9,070	122,065
First Abu Dhabi Bank PJSC	62,902	234,432
First Financial Holding Co. Ltd.	150,603	133,945
Grupo Financiero Banorte SAB de CV, Class O	37,200	306,289
Grupo Financiero Inbursa SAB de CV, Class O (a)	30,000	71,123
	Number of Shares	Fair Value
Gulf Bank KSCP	26,188	$ 22,662
Haci Omer Sabanci Holding AS	10,484	18,515
Hana Financial Group, Inc.	4,225	126,127
Hang Seng Bank Ltd.	11,500	163,927
Hong Leong Bank Bhd	9,900	40,269
HSBC Holdings PLC	302,836	2,400,357
Hua Nan Financial Holdings Co. Ltd., Class C	123,089	87,881
Huaxia Bank Co. Ltd., Class A	22,200	16,527
ICICI Bank Ltd.	70,980	812,649
Industrial & Commercial Bank of China Ltd., Class H	800,505	427,766
Industrial & Commercial Bank of China Ltd., Class A	67,200	44,561
Industrial Bank Co. Ltd., Class A	21,300	45,924
Industrial Bank of Korea	2,926	23,017
ING Groep NV Series N	54,725	737,645
Intesa Sanpaolo SpA	245,077	642,413
Israel Discount Bank Ltd., Class A	18,323	91,429
Japan Post Bank Co. Ltd.	22,200	172,833
KakaoBank Corp.	2,060	37,450
Kasikornbank PCL	9,700	35,429
KB Financial Group, Inc.	5,551	201,472
KBC Group NV	3,775	263,450
Komercni Banka AS	1,230	37,517
Kotak Mahindra Bank Ltd.	14,794	333,656
Krung Thai Bank PCL NVDR	63,077	34,569
Kuwait Finance House KSCP	116,592	284,228
Lloyds Banking Group PLC	1,000,912	555,444
Malayan Banking Bhd	69,189	128,001
Masraf Al Rayan QSC	80,754	57,209
mBank SA (a)	151	15,106
Mediobanca Banca di Credito Finanziario SpA	8,150	97,558
Mega Financial Holding Co. Ltd.	158,057	193,981
Metropolitan Bank & Trust Co.	32,670	33,053
Mitsubishi UFJ Financial Group, Inc.	172,900	1,272,342
Mizrahi Tefahot Bank Ltd.	2,272	75,884
Mizuho Financial Group, Inc.	36,600	558,519
Moneta Money Bank AS (d)	3,392	12,430
National Australia Bank Ltd.	47,916	842,107
National Bank of Canada	5,100	380,404
National Bank of Greece SA (a)	7,939	51,597
National Bank of Kuwait SAKP	107,764	328,652
NatWest Group PLC	87,982	269,202
Nedbank Group Ltd.	6,536	79,084
Nordea Bank Abp	48,983	532,768

See Notes to Schedule of Investments and Notes to Financial Statements.
48	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
NU Holdings Ltd., Class A A Shares (a)	25,600	$ 201,984
OTP Bank Nyrt	3,211	113,986
Oversea-Chinese Banking Corp. Ltd.	51,330	466,621
Ping An Bank Co. Ltd., Class A	20,300	31,419
Postal Savings Bank of China Co. Ltd., Class H (d)	107,675	66,393
Postal Savings Bank of China Co. Ltd., Class A	34,100	22,953
Powszechna Kasa Oszczednosci Bank Polski SA	12,600	112,224
Public Bank Bhd	209,800	173,220
Qatar International Islamic Bank QSC	14,029	38,822
Qatar Islamic Bank SAQ	23,573	115,352
Qatar National Bank QPSC	65,753	279,675
RHB Bank Bhd	27,214	31,692
Riyad Bank	19,154	172,953
Royal Bank of Canada	21,012	2,009,022
Santander Bank Polska SA (a)	547	52,418
Saudi Awwal Bank	13,082	133,198
Saudi Investment Bank	7,687	35,077
Saudi National Bank	39,758	392,122
Sberbank of Russia PJSC (c)**	192,160	—
SCB X PCL NVDR	13,396	40,334
Shanghai Commercial & Savings Bank Ltd.	54,565	79,613
Shanghai Pudong Development Bank Co. Ltd., Class A	33,600	33,480
Shanghai Rural Commercial Bank Co. Ltd., Class A	18,800	14,097
Shinhan Financial Group Co. Ltd.	5,185	134,044
SinoPac Financial Holdings Co. Ltd.	152,864	85,302
Skandinaviska Enskilda Banken AB, Class A	24,398	269,450
Societe Generale SA	11,160	290,177
Standard Bank Group Ltd.	18,971	178,451
Standard Chartered PLC	37,163	323,665
State Bank of India	25,213	176,590
Sumitomo Mitsui Financial Group, Inc.	19,800	847,207
Sumitomo Mitsui Trust Holdings, Inc.	5,000	177,083
Svenska Handelsbanken AB, Class A	21,927	183,307
Swedbank AB, Class A	12,726	214,448
Taishin Financial Holding Co. Ltd.	149,244	90,848
Taiwan Business Bank	89,000	40,794
Taiwan Cooperative Financial Holding Co. Ltd.	137,207	123,805
	Number of Shares	Fair Value
TCS Group Holding PLC GDR (a)(c)**	2,171	$ —
Toronto-Dominion Bank	27,588	1,711,884
Turkiye Is Bankasi AS, Class C	41,723	22,426
UniCredit SpA	28,288	657,676
United Overseas Bank Ltd.	19,400	402,292
VTB Bank PJSC (a)(c)**	70,264,000	—
Westpac Banking Corp.	53,192	756,812
Woori Financial Group, Inc.	7,768	69,779
Yapi ve Kredi Bankasi AS	44,416	22,147
Yes Bank Ltd. (a)	116,408	23,099
		42,509,199
Diversified Capital Markets - 0.2%
Banco BTG Pactual SA	16,708	108,927
Deutsche Bank AG	29,165	306,549
Macquarie Group Ltd.	5,575	662,859
Mirae Asset Securities Co. Ltd.	3,109	17,148
UBS Group AG	49,906	1,011,980
		2,107,463
Diversified Chemicals - 0.1%
BASF SE	13,512	656,336
Mitsubishi Chemical Group Corp.	20,500	123,095
Ningxia Baofeng Energy Group Co. Ltd., Class A	11,000	19,118
Nissan Chemical Corp.	1,900	81,791
Pidilite Industries Ltd.	2,240	71,048
Sasol Ltd.	8,156	100,672
Solvay SA	1,107	123,762
SRF Ltd.	2,188	61,210
Sumitomo Chemical Co. Ltd.	21,900	66,453
		1,303,485
Diversified Financial Services - 0.1%
Bajaj Finserv Ltd.	5,443	101,665
FirstRand Ltd.	71,666	260,168
Housing Development Finance Corp. Ltd.	24,758	854,157
M&G PLC	35,302	86,005
Meritz Financial Group, Inc. (a)	1,512	47,939
ORIX Corp.	18,100	329,527
Yuanta Financial Holding Co. Ltd.	142,240	105,786
		1,785,247
Diversified Metals & Mining - 0.5%
African Rainbow Minerals Ltd.	1,352	14,211
Anglo American PLC	19,286	549,724
BHP Group Ltd.	76,784	2,306,544
Boliden AB	4,072	117,825

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	49

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,000	$ 6,608
China Rare Earth Resources & Technology Co. Ltd., Class A	500	2,038
CMOC Group Ltd., Class H	57,000	30,008
CMOC Group Ltd., Class A	11,000	8,082
GEM Co. Ltd., Class A (a)	7,800	7,429
Glencore PLC	161,493	916,620
Grupo Mexico SAB de CV Series B	44,342	213,068
Henan Shenhuo Coal & Power Co. Ltd., Class A	4,000	7,160
IGO Ltd.	10,806	110,212
Ivanhoe Mines Ltd., Class A (a)	9,600	87,784
Korea Zinc Co. Ltd.	131	48,658
Merdeka Copper Gold Tbk PT (a)	198,993	40,736
Mineral Resources Ltd.	2,548	121,939
MMC Norilsk Nickel PJSC ADR (a)(c)**	8,131	—
MMC Norilsk Nickel PJSC (a)(c)**	305	—
Pilbara Minerals Ltd.	40,519	133,072
PolyMet Mining Corp. (a)	2,979	2,353
Rio Tinto Ltd.	5,623	430,284
Rio Tinto PLC	17,042	1,084,165
Saudi Arabian Mining Co. (a)	18,423	208,129
Shenghe Resources Holding Co. Ltd., Class A (a)	3,500	6,207
Sinomine Resource Group Co. Ltd., Class A	1,120	7,873
South32 Ltd.	68,975	173,521
Sumitomo Metal Mining Co. Ltd.	3,700	119,246
Teck Resources Ltd., Class B	6,900	290,653
Tibet Summit Resources Co. Ltd., Class A (a)	500	1,259
Vale Indonesia Tbk PT	23,800	10,044
Vedanta Ltd.	11,044	37,616
Western Mining Co. Ltd., Class A	1,400	2,028
Youngy Co. Ltd., Class A	200	1,842
Yunnan Tin Co. Ltd., Class A	1,000	2,145
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,530	9,682
		7,108,765
Diversified Real Estate Activities - 0.1%
Aldar Properties PJSC	55,124	77,094
Ayala Land, Inc.	105,500	46,671
Barwa Real Estate Co.	31,838	22,888
City Developments Ltd.	7,700	38,380
Daito Trust Construction Co. Ltd.	1,000	101,137
	Number of Shares	Fair Value
Daiwa House Industry Co. Ltd.	9,000	$ 237,403
DLF Ltd.	8,691	52,101
ESR Group Ltd. (d)	34,000	58,552
Lendlease Corp. Ltd.	11,752	60,929
Mitsubishi Estate Co. Ltd.	16,900	200,444
Mitsui Fudosan Co. Ltd.	13,700	272,607
New World Development Co. Ltd.	22,000	54,370
Nomura Real Estate Holdings, Inc.	1,696	40,255
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	10,400	6,470
Sumitomo Realty & Development Co. Ltd.	4,200	103,907
Sun Hung Kai Properties Ltd.	22,000	277,940
Swire Pacific Ltd., Class A	7,500	57,616
UOL Group Ltd.	7,700	36,675
		1,745,439
Diversified REITs - 0.0%*
British Land Co. PLC	12,774	49,313
Daiwa House REIT Investment Corp.	32	61,253
Fibra Uno Administracion SA de CV	42,900	62,535
GPT Group	28,310	78,277
Growthpoint Properties Ltd.	56,785	35,049
Land Securities Group PLC	11,164	81,716
Mirvac Group	58,479	88,243
Nomura Real Estate Master Fund, Inc.	62	71,391
Stockland	35,518	95,411
Yuexiu Real Estate Investment Trust	1,920	410
		623,598
Diversified Support Services - 0.0%*
Brambles Ltd.	20,892	200,738
Indian Railway Catering & Tourism Corp. Ltd.	2,733	21,210
RB Global, Inc.	4,435	266,314
		488,262
Drug Retail - 0.0%*
Alibaba Health Information Technology Ltd. (a)	68,000	41,147
Clicks Group Ltd.	3,565	49,308
JD Health International, Inc. (a)(d)	16,000	101,622
MatsukiyoCocokara & Co.	1,800	100,940
Nahdi Medical Co.	553	25,177
Ping An Healthcare & Technology Co. Ltd. (a)(d)	9,500	23,024
Raia Drogasil SA	16,224	99,550

See Notes to Schedule of Investments and Notes to Financial Statements.
50	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Welcia Holdings Co. Ltd.	1,344	$ 27,948
		468,716
Education Services - 0.0%*
East Buy Holding Ltd. (a)(d)	4,000	13,070
IDP Education Ltd.	3,579	52,961
New Oriental Education & Technology Group, Inc. (a)	22,000	86,712
Pearson PLC	10,296	108,056
TAL Education Group ADR (a)	7,100	42,316
		303,115
Electric Utilities - 0.4%
Acciona SA	362	61,453
BKW AG	359	63,500
Centrais Eletricas Brasileiras SA	16,027	132,063
CEZ AS	2,270	93,815
Chubu Electric Power Co., Inc.	9,600	116,921
CK Infrastructure Holdings Ltd.	10,500	55,689
CLP Holdings Ltd.	24,500	190,806
CPFL Energia SA	2,500	17,822
EDP - Energias de Portugal SA	44,154	215,770
Elia Group SA	485	61,610
Emera, Inc.	4,000	164,927
Endesa SA	4,724	101,489
Enel Americas SA (a)	212,573	28,353
Enel Chile SA	508,946	33,056
Enel SpA	123,606	833,251
Energisa SA	3,800	39,544
Equatorial Energia SA	14,643	97,590
Equatorial Energia SA (a)	143	948
Fortis, Inc.	7,329	316,201
Fortum Oyj	7,162	95,828
Hydro One Ltd. (d)	4,898	140,101
Iberdrola SA	88,127	1,150,622
Inter RAO UES PJSC (c)**	467,243	—
Interconexion Electrica SA ESP	4,165	16,846
Kansai Electric Power Co., Inc.	11,200	140,286
Korea Electric Power Corp. (a)	3,589	56,170
Manila Electric Co.	4,930	29,953
Mercury NZ Ltd.	9,907	39,530
Origin Energy Ltd.	25,794	144,868
Orsted AS (d)	2,855	270,607
PGE Polska Grupa Energetyczna SA (a)	10,086	18,022
Power Assets Holdings Ltd.	22,000	115,480
Power Grid Corp. of India Ltd.	44,368	138,315
Public Power Corp. SA (a)	3,866	44,083
Redeia Corp. SA	6,041	101,573
	Number of Shares	Fair Value
Saudi Electricity Co.	11,034	$ 66,763
SSE PLC	16,365	384,169
Tata Power Co. Ltd.	20,323	55,104
Tenaga Nasional Bhd	35,400	68,679
Terna - Rete Elettrica Nazionale	21,146	180,325
Tokyo Electric Power Co. Holdings, Inc. (a)	24,200	88,614
Verbund AG	1,082	86,788
		6,057,534
Electrical Components & Equipment - 0.2%
ABB Ltd.	23,889	940,233
CG Power & Industrial Solutions Ltd.	9,101	42,080
Contemporary Amperex Technology Co. Ltd., Class A	4,000	126,198
Ecopro BM Co. Ltd.	705	134,111
Eve Energy Co. Ltd., Class A	2,500	20,859
Fuji Electric Co. Ltd.	1,900	83,509
Ginlong Technologies Co. Ltd., Class A (a)	300	4,307
Gotion High-tech Co. Ltd., Class A (a)	1,800	6,853
Havells India Ltd.	3,826	59,944
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,400	9,636
Legrand SA	4,039	400,611
LG Energy Solution Ltd. (a)	504	212,482
Nidec Corp.	6,400	352,089
Prysmian SpA	3,797	158,776
Sungrow Power Supply Co. Ltd., Class A	1,900	30,560
Sunwoda Electronic Co. Ltd., Class A	800	1,801
Suzhou Maxwell Technologies Co. Ltd., Class A	256	5,968
TBEA Co. Ltd., Class A (a)	4,200	12,896
Voltronic Power Technology Corp.	1,000	63,242
Walsin Lihwa Corp.	39,000	51,541
WEG SA	24,146	188,953
Zhejiang Chint Electrics Co. Ltd., Class A	1,800	6,854
		2,913,503
Electronic Components - 0.2%
AUO Corp.	98,200	58,933
Avary Holding Shenzhen Co. Ltd., Class A	2,600	8,693
BOE Technology Group Co. Ltd., Class A	22,800	12,846
Chaozhou Three-Circle Group Co. Ltd., Class A (a)	2,200	8,890

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	51

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
China Zhenhua Group Science & Technology Co. Ltd., Class A	200	$ 2,640
Delta Electronics Thailand PCL NVDR	44,500	115,842
Delta Electronics, Inc.	28,000	310,305
E Ink Holdings, Inc.	13,000	94,566
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	800	7,361
Hamamatsu Photonics KK	2,100	102,925
Hirose Electric Co. Ltd.	474	63,001
Ibiden Co. Ltd.	1,700	96,565
Innolux Corp.	131,930	64,936
Kingboard Holdings Ltd.	8,000	21,880
Kingboard Laminates Holdings Ltd.	13,549	12,773
Kyocera Corp.	4,800	260,505
L&F Co. Ltd.	339	63,093
Largan Precision Co. Ltd.	1,000	68,598
Lens Technology Co. Ltd., Class A	4,960	8,035
LG Display Co. Ltd. (a)	3,737	44,914
LG Innotek Co. Ltd.	236	55,906
Lingyi iTech Guangdong Co., Class A (a)	8,000	7,609
Lotte Energy Materials Corp.	276	10,175
Luxshare Precision Industry Co. Ltd., Class A	4,700	21,064
Maxscend Microelectronics Co. Ltd., Class A	128	1,705
Murata Manufacturing Co. Ltd.	8,700	498,906
Nan Ya Printed Circuit Board Corp.	4,000	34,128
Omron Corp.	2,597	159,196
Samsung Electro-Mechanics Co. Ltd.	829	91,525
Samsung SDI Co. Ltd.	755	385,529
Shengyi Technology Co. Ltd., Class A	1,400	2,736
Shennan Circuits Co. Ltd., Class A	800	8,303
Sunny Optical Technology Group Co. Ltd.	10,400	104,269
TDK Corp.	5,900	229,746
Unimicron Technology Corp.	18,000	102,360
Yageo Corp.	4,979	78,879
Zhen Ding Technology Holding Ltd.	11,665	39,446
		3,258,783
Electronic Equipment & Instruments - 0.2%
Azbil Corp.	1,900	60,035
CETC Cyberspace Security Technology Co. Ltd., Class A	400	1,536
	Number of Shares	Fair Value
Halma PLC	5,699	$ 165,135
Hexagon AB, Class B	31,854	391,236
Keyence Corp.	2,900	1,375,665
Shimadzu Corp.	3,800	117,258
Wuhan Guide Infrared Co. Ltd., Class A	4,550	4,868
Yokogawa Electric Corp.	3,300	60,985
Zhejiang Dahua Technology Co. Ltd., Class A	2,800	7,622
Zhejiang Supcon Technology Co. Ltd., Class A	1,570	13,595
		2,197,935
Electronic Manufacturing Services - 0.1%
AAC Technologies Holdings, Inc.	8,500	20,088
Fabrinet (a)	1,276	165,727
Foxconn Industrial Internet Co. Ltd., Class A	8,600	29,787
GoerTek, Inc., Class A	2,448	5,990
Hon Hai Precision Industry Co. Ltd.	173,000	628,983
Venture Corp. Ltd.	4,700	51,278
Wingtech Technology Co. Ltd., Class A	1,200	8,094
		909,947
Environmental & Facilities Services - 0.0%*
China Everbright Environment Group Ltd.	48,000	18,971
GFL Environmental, Inc.	3,600	139,946
Li-Cycle Holdings Corp. (a)	4,470	24,809
Rentokil Initial PLC	38,084	298,084
		481,810
Fertilizers & Agricultural Chemicals - 0.1%
Hektas Ticaret TAS (a)	16,643	19,208
ICL Group Ltd.	11,141	61,077
Nutrien Ltd.	7,500	443,284
OCI NV (a)	1,795	43,106
PhosAgro PJSC (a)(c)**	13	—
PhosAgro PJSC GDR (a)(c)**	1,956	—
PI Industries Ltd.	1,179	56,448
Qinghai Salt Lake Industry Co. Ltd., Class A (a)	3,300	8,711
SABIC Agri-Nutrients Co.	3,080	106,980
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	2,470	10,413
UPL Ltd.	7,182	60,315
Yara International ASA	2,642	93,522
		903,064
Financial Exchanges & Data - 0.2%
ASX Ltd.	2,894	121,697
B3 SA - Brasil Bolsa Balcao	77,700	235,323

See Notes to Schedule of Investments and Notes to Financial Statements.
52	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Deutsche Boerse AG	2,883	$ 532,146
East Money Information Co. Ltd., Class A	16,188	31,710
Euronext NV (d)	1,365	92,823
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	12,077
Hong Kong Exchanges & Clearing Ltd.	18,300	693,316
Japan Exchange Group, Inc.	7,500	131,021
London Stock Exchange Group PLC	6,121	652,172
Moscow Exchange MICEX-Rates PJSC (a)(c)**	17,461	—
Saudi Tadawul Group Holding Co.	719	36,194
Singapore Exchange Ltd.	12,736	90,632
TMX Group Ltd.	4,000	90,111
		2,719,222
Food Distributors - 0.0%*
Bid Corp. Ltd.	4,807	105,164
Food Retail - 0.3%
Alimentation Couche-Tard, Inc.	11,900	610,895
Avenue Supermarts Ltd. (a)(d)	2,316	110,060
BGF retail Co. Ltd.	77	10,228
BIM Birlesik Magazalar AS	6,946	45,417
Coles Group Ltd.	20,188	247,700
CP ALL PCL NVDR	84,115	148,485
Dino Polska SA (a)(d)	716	83,715
Empire Co. Ltd., Class A	2,300	65,406
Endeavour Group Ltd.	21,228	89,275
George Weston Ltd.	969	114,691
HelloFresh SE (a)	2,765	68,373
J Sainsbury PLC	26,076	89,235
Jeronimo Martins SGPS SA	4,211	115,986
Kesko Oyj, Class B	4,337	81,661
Kobe Bussan Co. Ltd.	2,200	57,007
Koninklijke Ahold Delhaize NV	14,970	510,279
Loblaw Cos. Ltd.	2,419	221,709
Magnit PJSC (a)(c)**	1,282	—
Metro, Inc.	3,576	202,196
Ocado Group PLC (a)	9,799	70,985
President Chain Store Corp.	8,000	72,648
Seven & i Holdings Co. Ltd.	11,400	491,687
Shoprite Holdings Ltd.	7,237	86,483
Sumber Alfaria Trijaya Tbk PT	242,800	41,837
Tesco PLC	112,100	354,001
Woolworths Group Ltd.	18,445	488,356
X5 Retail Group NV GDR (a)(c)**	2,502	—
		4,478,315
	Number of Shares	Fair Value
Footwear - 0.0%*
Feng TAY Enterprise Co. Ltd.	5,000	$ 31,631
Pou Chen Corp.	32,000	32,435
Puma SE	1,680	101,219
Xtep International Holdings Ltd.	17,000	17,399
		182,684
Forest Products - 0.0%*
Svenska Cellulosa AB SCA, Class B	9,051	115,365
West Fraser Timber Co. Ltd.	800	68,807
		184,172
Gas Utilities - 0.1%
AltaGas Ltd.	4,100	73,743
APA Group	17,608	113,837
Beijing Enterprises Holdings Ltd.	6,500	23,581
Brookfield Infrastructure Corp., Class A	3,444	156,978
China Gas Holdings Ltd.	43,000	49,312
China Resources Gas Group Ltd.	13,600	46,636
Enagas SA	3,662	71,958
ENN Energy Holdings Ltd.	11,400	142,581
ENN Natural Gas Co. Ltd., Class A	5,300	13,828
GAIL India Ltd.	27,546	35,332
Hong Kong & China Gas Co. Ltd.	166,650	144,306
Indraprastha Gas Ltd.	5,170	29,874
Kunlun Energy Co. Ltd.	56,000	44,111
Naturgy Energy Group SA	2,132	63,544
Osaka Gas Co. Ltd.	6,000	91,814
Petronas Gas Bhd	11,049	39,533
Snam SpA	30,265	158,146
Tokyo Gas Co. Ltd.	6,200	135,045
		1,434,159
Gold - 0.2%
Agnico Eagle Mines Ltd.	7,515	375,679
Aneka Tambang Tbk	103,400	13,491
AngloGold Ashanti Ltd.	5,988	126,280
Barrick Gold Corp.	26,700	452,180
Caledonia Mining Corp. PLC	572	6,647
Cia de Minas Buenaventura SAA ADR	3,900	28,665
Endeavour Mining PLC	2,848	68,469
Franco-Nevada Corp.	2,951	421,068
Gold Fields Ltd.	12,777	176,973
Harmony Gold Mining Co. Ltd.	9,333	39,166
i-80 Gold Corp. (a)	6,732	15,147
Kinross Gold Corp.	18,600	88,836

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	53

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Koza Altin Isletmeleri AS	17,857	$ 17,095
Newcrest Mining Ltd.	13,492	240,495
Northern Star Resources Ltd.	17,393	141,592
Novagold Resources, Inc. (a)	8,497	33,903
Polymetal International PLC (a)(c)**	1,670	—
Polyus PJSC GDR (a)(c)**	977	—
Polyus PJSC (a)(c)**	122	—
Shandong Gold Mining Co. Ltd., Class A	3,000	9,727
Shandong Gold Mining Co. Ltd., Class H (d)	14,250	26,190
SSR Mining, Inc.	3,200	45,376
Wheaton Precious Metals Corp.	6,829	295,661
Zhaojin Mining Industry Co. Ltd., Class H	15,500	19,556
Zijin Mining Group Co. Ltd., Class H	79,119	117,157
Zijin Mining Group Co. Ltd., Class A	22,900	35,939
		2,795,292
Healthcare Distributors - 0.0%*
Amplifon SpA	1,957	71,769
Celltrion Healthcare Co. Ltd.	1,308	65,486
EBOS Group Ltd.	2,550	57,518
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	900	3,946
Huadong Medicine Co. Ltd., Class A	1,700	10,147
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	9,000	17,865
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,700	5,242
Sinopharm Group Co. Ltd., Class H	20,000	62,605
		294,578
Healthcare Equipment - 0.2%
BioMerieux	658	69,076
Carl Zeiss Meditec AG	638	68,983
Cochlear Ltd.	987	151,103
Demant AS (a)	1,562	66,102
DiaSorin SpA	386	40,202
Fisher & Paykel Healthcare Corp. Ltd., Class C	8,613	129,470
Getinge AB, Class B	3,380	59,210
Jafron Biomedical Co. Ltd., Class A	600	1,915
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	600	2,970
Koninklijke Philips NV (a)	14,031	303,963
Lepu Medical Technology Beijing Co. Ltd., Class A	2,300	7,152
	Number of Shares	Fair Value
Microport Scientific Corp. (a)	11,707	$ 21,293
Nano-X Imaging Ltd. (a)	1,599	24,768
Olympus Corp.	18,500	292,283
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,100	45,453
Siemens Healthineers AG (d)	4,257	241,223
Smith & Nephew PLC	13,107	211,684
Sonova Holding AG	784	209,294
Straumann Holding AG	1,685	274,113
Sysmex Corp.	2,500	170,958
Terumo Corp.	10,300	327,507
		2,718,722
Healthcare Facilities - 0.1%
Aier Eye Hospital Group Co. Ltd., Class A	10,282	26,276
Apollo Hospitals Enterprise Ltd.	1,475	91,815
Bangkok Dusit Medical Services PCL NVDR	148,011	116,067
Bumrungrad Hospital PCL NVDR	8,541	54,505
Dallah Healthcare Co.	522	23,453
Dr Sulaiman Al Habib Medical Services Group Co.	1,228	93,954
Hygeia Healthcare Holdings Co. Ltd., Class C (d)	3,200	17,380
IHH Healthcare Bhd	27,300	34,479
Max Healthcare Institute Ltd. (a)	11,141	81,521
Mouwasat Medical Services Co.	722	46,810
Ramsay Health Care Ltd.	2,726	102,339
Rede D'Or Sao Luiz SA (d)	8,200	55,958
		744,557
Healthcare Services - 0.0%*
Fresenius Medical Care AG & Co. KGaA	3,074	146,883
Fresenius SE & Co. KGaA	6,345	175,958
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	500	5,197
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A (a)	4,500	4,406
Sonic Healthcare Ltd.	6,852	162,830
Topchoice Medical Corp., Class A (a)	300	4,001
		499,275
Healthcare Supplies - 0.2%
Alcon, Inc.	7,582	629,302
Asahi Intecc Co. Ltd.	3,400	66,828
Coloplast AS, Class B	1,793	224,325

See Notes to Schedule of Investments and Notes to Financial Statements.
54	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
EssilorLuxottica SA	4,509	$ 850,107
HLB, Inc. (a)	1,849	45,906
Hoya Corp.	5,400	645,124
Ovctek China, Inc., Class A	600	2,495
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	36,400	47,759
Top Glove Corp. Bhd (a)	54,800	9,533
		2,521,379
Healthcare Technology - 0.0%*
M3, Inc.	6,600	143,671
Heavy Electrical Equipment - 0.1%
ABB India Ltd.	830	44,831
Dongfang Electric Corp. Ltd., Class A	1,000	2,568
Doosan Enerbility Co. Ltd. (a)	6,091	84,162
Ming Yang Smart Energy Group Ltd., Class A	600	1,395
Mitsubishi Electric Corp.	29,300	413,522
NARI Technology Co. Ltd., Class A	5,155	16,391
Shanghai Electric Group Co. Ltd., Class A (a)	15,400	9,686
Siemens Energy AG (a)	7,813	138,123
Titan Wind Energy Suzhou Co. Ltd., Class A (a)	900	1,887
Vestas Wind Systems AS (a)	15,301	406,732
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	2,800	4,095
		1,123,392
Highways & Railtracks - 0.1%
Bangkok Expressway & Metro PCL NVDR	140,283	33,871
CCR SA	18,300	53,299
Getlink SE	5,485	93,326
Jiangsu Expressway Co. Ltd., Class H	26,000	23,975
Promotora y Operadora de Infraestructura SAB de CV	3,155	31,545
Shenzhen International Holdings Ltd.	17,503	15,440
Taiwan High Speed Rail Corp.	33,000	34,086
Transurban Group	46,611	443,467
Zhejiang Expressway Co. Ltd., Class H	16,000	12,174
		741,183
Home Building - 0.1%
Barratt Developments PLC	15,884	83,571
Berkeley Group Holdings PLC	1,723	85,983
Iida Group Holdings Co. Ltd.	2,438	41,131
	Number of Shares	Fair Value
Open House Group Co. Ltd.	1,300	$ 46,854
Persimmon PLC	4,714	61,487
Sekisui Chemical Co. Ltd.	5,800	83,655
Sekisui House Ltd.	9,258	186,697
Taylor Wimpey PLC	55,820	73,000
		662,378
Home Furnishing Retail - 0.0%*
Nitori Holdings Co. Ltd.	1,200	134,529
Home Furnishings - 0.0%*
Nien Made Enterprise Co. Ltd.	2,000	22,045
Oppein Home Group, Inc., Class A	500	6,596
		28,641
Home Improvement Retail - 0.0%*
Home Product Center PCL NVDR	95,609	37,838
Kingfisher PLC	31,035	91,565
MR DIY Group M Bhd (d)	42,900	14,637
		144,040
Hotels, Resorts & Cruise Lines - 0.1%
Accor SA	2,825	105,103
Amadeus IT Group SA (a)	6,830	520,012
Asset World Corp. PCL NVDR	34,533	4,819
H World Group Ltd. ADR (a)	2,800	108,584
Indian Hotels Co. Ltd.	12,126	58,141
InterContinental Hotels Group PLC	2,634	182,273
Minor International PCL NVDR	47,349	45,850
Shanghai Jinjiang International Hotels Co. Ltd., Class A	900	5,247
Tongcheng Travel Holdings Ltd. (a)	18,400	38,645
TravelSky Technology Ltd., Class H	10,000	17,034
Trip.com Group Ltd. (a)	7,800	272,272
Whitbread PLC	3,228	139,102
		1,497,082
Household Appliances - 0.0%*
Coway Co. Ltd.	967	32,314
Ecovacs Robotics Co. Ltd., Class A	400	4,286
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,100	20,607
Haier Smart Home Co. Ltd., Class A	3,900	12,603
Haier Smart Home Co. Ltd., Class H	34,800	109,735

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	55

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
SEB SA	420	$ 43,426
		222,971
Household Products - 0.1%
Essity AB, Class B	9,197	244,570
Henkel AG & Co. KGaA	1,662	116,974
Kimberly-Clark de Mexico SAB de CV, Class A	24,500	54,384
Reckitt Benckiser Group PLC	10,878	818,360
Unicharm Corp.	6,100	226,451
Unilever Indonesia Tbk PT	125,600	35,758
Vinda International Holdings Ltd.	4,000	9,970
		1,506,467
Human Resource & Employment Services - 0.1%
Adecco Group AG	2,359	77,295
Persol Holdings Co. Ltd.	2,800	50,590
Randstad NV	1,624	85,633
Recruit Holdings Co. Ltd.	21,900	697,785
		911,303
Independent Power Producers & Energy Traders - 0.1%
ACEN Corp. (a)	10,680	1,047
ACWA Power Co.	1,144	51,138
Adani Power Ltd. (a)	7,953	24,303
B Grimm Power PCL NVDR	8,800	8,645
CGN Power Co. Ltd., Class H (d)	185,000	44,673
China National Nuclear Power Co. Ltd., Class A	11,500	11,159
China Power International Development Ltd.	65,000	23,976
China Resources Power Holdings Co. Ltd.	28,000	63,414
Electricity Generating PCL NVDR	4,166	15,350
Eneva SA (a)	15,300	38,916
GD Power Development Co. Ltd., Class A (a)	10,800	5,690
Global Power Synergy PCL NVDR	13,498	20,707
Gulf Energy Development PCL NVDR	40,633	53,674
Huadian Power International Corp. Ltd., Class A	16,100	14,823
Huaneng Power International, Inc., Class H (a)	58,000	36,361
Huaneng Power International, Inc., Class A (a)	7,700	9,801
NTPC Ltd.	54,719	126,378
Ratch Group PCL NVDR	11,000	11,102
RWE AG	9,736	424,181
Shenzhen Energy Group Co. Ltd., Class A	5,900	5,350
		990,688
	Number of Shares	Fair Value
Industrial Conglomerates - 0.4%
Aboitiz Equity Ventures, Inc.	28,670	$ 28,281
Alfa SAB de CV, Class A	36,800	22,852
Astra International Tbk PT	295,000	133,806
Ayala Corp.	3,810	43,330
Bidvest Group Ltd.	4,198	58,139
Brookfield Business Corp., Class A	837	15,803
China Baoan Group Co. Ltd., Class A	1,200	1,994
CITIC Ltd.	84,000	100,569
CJ Corp.	187	9,703
CK Hutchison Holdings Ltd.	40,500	247,166
DCC PLC	1,566	87,698
Far Eastern New Century Corp.	52,000	55,915
Fosun International Ltd.	31,000	21,360
Grupo Carso SAB de CV Series A1	5,400	39,150
Hikari Tsushin, Inc.	300	42,988
Hitachi Ltd.	14,200	881,440
Industries Qatar QSC	21,324	66,346
Investment AB Latour, Class B	2,506	49,678
Jardine Cycle & Carriage Ltd.	1,500	38,652
Jardine Matheson Holdings Ltd.	2,500	126,775
JG Summit Holdings, Inc.	46,990	37,962
Keppel Corp. Ltd.	23,200	115,379
KOC Holding AS	11,100	44,359
LG Corp.	1,357	91,001
Lifco AB, Class B	3,440	74,805
Multiply Group PJSC (a)	48,443	41,981
Mytilineos SA	1,549	54,678
Samsung C&T Corp.	1,218	98,029
Siemens AG	11,518	1,919,709
Siemens Ltd.	862	39,645
Sime Darby Bhd	56,158	24,685
SK Square Co. Ltd. (a)	1,543	52,118
SK, Inc.	536	60,801
SM Investments Corp.	3,420	57,487
Smiths Group PLC	5,660	118,543
Toshiba Corp.	6,300	197,361
Turkiye Sise ve Cam Fabrikalari AS	16,723	28,571
		5,128,759
Industrial Gases - 0.1%
Air Liquide SA	7,930	1,421,867
Nippon Sanso Holdings Corp.	2,900	62,900
		1,484,767
Industrial Machinery & Supplies & Components - 0.4%
Airtac International Group	2,364	78,127
Alfa Laval AB	4,346	158,298

See Notes to Schedule of Investments and Notes to Financial Statements.
56	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Atlas Copco AB, A Shares	40,768	$ 587,693
Atlas Copco AB, B Shares	23,589	293,685
Daifuku Co. Ltd.	4,800	98,696
FANUC Corp.	14,500	508,187
GEA Group AG	2,415	101,088
Haitian International Holdings Ltd.	12,655	29,678
Hoshizaki Corp.	1,600	57,349
Hoyuan Green Energy Co. Ltd., Class A (a)	280	2,876
Indutrade AB	4,059	91,478
Jiangsu Hengli Hydraulic Co. Ltd., Class A	900	7,969
Kone Oyj, Class B	5,136	268,279
Kurita Water Industries Ltd.	1,607	61,594
Luxfer Holdings PLC	866	12,323
Makita Corp.	3,500	98,768
MINEBEA MITSUMI, Inc.	5,800	109,824
MISUMI Group, Inc.	4,500	90,448
Mitsubishi Heavy Industries Ltd.	4,800	223,813
NGK Insulators Ltd.	3,400	40,554
Ningbo Deye Technology Co. Ltd., Class A	360	7,423
North Industries Group Red Arrow Co. Ltd., Class A	600	1,496
Rational AG	87	62,985
Sandvik AB	16,124	314,343
Schindler Holding AG	954	220,758
Shenzhen Inovance Technology Co. Ltd., Class A	1,750	15,488
SKF AB, Class B	5,019	87,329
SMC Corp.	900	499,355
Spirax-Sarco Engineering PLC	1,101	145,271
Techtronic Industries Co. Ltd.	20,500	224,163
VAT Group AG (d)	404	167,417
Wartsila OYJ Abp	6,991	78,816
Yaskawa Electric Corp.	3,600	165,695
		4,911,266
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	53,600	108,109
GLP J-Reit	66	64,991
Goodman Group	25,604	343,932
Mapletree Logistics Trust	52,936	63,624
Nippon Prologis REIT, Inc.	31	62,200
Segro PLC	18,182	165,993
Warehouses De Pauw CVA	2,478	68,040
		876,889
Integrated Oil & Gas - 0.8%
BP PLC	268,075	1,562,494
Cenovus Energy, Inc.	21,751	369,845
	Number of Shares	Fair Value
China Petroleum & Chemical Corp., Class H	346,000	$ 203,412
China Petroleum & Chemical Corp., Class A	37,300	32,638
Eni SpA	35,617	512,662
Equinor ASA	14,433	421,059
Galp Energia SGPS SA	7,413	86,612
Gazprom PJSC ADR (a)(c)**	77,360	—
Gazprom PJSC (c)**	56,590	—
Guanghui Energy Co. Ltd., Class A	8,300	7,844
Imperial Oil Ltd.	3,100	158,789
LUKOIL PJSC (c)**	7,480	—
MOL Hungarian Oil & Gas PLC	6,008	52,526
Novatek PJSC GDR (a)(c)**	1,641	—
Oil & Natural Gas Corp. Ltd.	35,271	69,038
OMV AG	2,349	99,725
PetroChina Co. Ltd., Class H	296,000	205,514
PetroChina Co. Ltd., Class A	24,900	25,605
Petroleo Brasileiro SA	52,700	361,602
PTT PCL NVDR	140,541	133,027
Repsol SA	19,963	290,289
Rosneft Oil Co. PJSC (c)**	20,586	—
Saudi Arabian Oil Co. (d)	33,944	294,025
Shell PLC	103,822	3,100,479
Suncor Energy, Inc.	20,100	590,278
Surgutneftegas PJSC ADR (a)(c)**	9,978	—
Surgutneftegas PJSC (a)(c)**	31,000	—
TotalEnergies SE	35,856	2,057,923
		10,635,386
Integrated Telecommunication Services - 0.4%
BCE, Inc.	1,247	56,920
BT Group PLC	104,616	162,970
Cellnex Telecom SA (d)	8,553	345,510
China Tower Corp. Ltd., Class H (d)	620,000	69,044
Chunghwa Telecom Co. Ltd.	54,071	202,518
Deutsche Telekom AG	49,057	1,070,154
Elisa Oyj	2,125	113,421
Emirates Telecommunications Group Co. PJSC	49,521	303,874
Hellenic Telecommunications Organization SA	3,059	52,431
HKT Trust & HKT Ltd.	59,815	69,642
Infrastrutture Wireless Italiane SpA (d)	4,931	65,079
Koninklijke KPN NV	49,628	177,138
LG Uplus Corp.	3,323	27,114
Nippon Telegraph & Telephone Corp.	452,725	534,823
Ooredoo QPSC	12,728	38,254
Operadora De Sites Mexicanos SAB de CV	26,500	25,170

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	57

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Orange SA	28,569	$ 333,809
Sarana Menara Nusantara Tbk PT	268,300	19,015
Saudi Telecom Co.	28,198	328,781
Singapore Telecommunications Ltd.	124,500	230,433
Spark New Zealand Ltd.	27,737	86,649
Swisscom AG	391	244,148
Telecom Italia SpA (a)	154,590	43,576
Telefonica Brasil SA	6,887	61,775
Telefonica Deutschland Holding AG	12,611	35,487
Telefonica SA	78,641	319,220
Telekom Malaysia Bhd	12,097	12,742
Telenor ASA	10,447	106,126
Telia Co. AB	39,531	86,597
Telkom Indonesia Persero Tbk PT	715,500	191,412
Telstra Group Ltd.	60,740	174,114
TELUS Corp.	7,124	138,792
True Corp. PCL NVDR	169,442	31,404
		5,758,142
Interactive Home Entertainment - 0.2%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,000	14,409
Bilibili, Inc., Class Z (a)	2,720	40,932
Capcom Co. Ltd.	2,600	102,894
CD Projekt SA	697	26,583
Embracer Group AB (a)	11,141	27,820
Kakao Games Corp. (a)	347	8,732
Kingsoft Corp. Ltd.	13,800	54,541
Koei Tecmo Holdings Co. Ltd.	1,680	29,052
Konami Group Corp.	1,600	83,766
Krafton, Inc. (a)	420	62,551
NCSoft Corp.	236	53,146
NetEase, Inc.	28,270	547,517
Netmarble Corp. (a)(d)	299	11,229
Nexon Co. Ltd.	6,000	114,869
Nintendo Co. Ltd.	15,900	723,651
Pearl Abyss Corp. (a)	358	14,405
Perfect World Co. Ltd., Class A	3,300	7,673
Sea Ltd. ADR (a)	5,500	319,220
Square Enix Holdings Co. Ltd.	1,300	60,386
Zhejiang Century Huatong Group Co. Ltd., Class A (a)	8,600	8,985
		2,312,361
Interactive Media & Services - 0.4%
Adevinta ASA (a)	4,364	28,731
Auto Trader Group PLC (d)	13,603	105,733
Autohome, Inc. ADR	1,200	34,992
	Number of Shares	Fair Value
Baidu, Inc., Class A (a)	31,700	$ 540,626
Grindr, Inc. (a)	1,429	7,902
Info Edge India Ltd.	1,004	55,056
JOYY, Inc. ADR	900	27,639
Kakao Corp.	4,470	167,893
Kanzhun Ltd. ADR (a)	2,600	39,130
Kuaishou Technology (a)(d)	32,300	221,986
NAVER Corp.	1,880	263,172
REA Group Ltd.	777	74,585
Scout24 SE (d)	1,182	74,885
SEEK Ltd.	5,341	77,966
Tencent Holdings Ltd.	86,875	3,683,320
VK Co. Ltd. GDR (a)(c)**	1,600	—
Weibo Corp. ADR	700	9,177
Yandex NV, Class A (a)(c)**	5,562	—
Z Holdings Corp.	42,696	102,730
		5,515,523
Internet Services & Infrastructure - 0.1%
GDS Holdings Ltd., Class A (a)	8,800	12,066
Shopify, Inc., Class A (a)	18,123	1,172,636
Wix.com Ltd. (a)	900	70,416
		1,255,118
Investment Banking & Brokerage - 0.1%
China Galaxy Securities Co. Ltd., Class H	58,500	31,312
China Galaxy Securities Co. Ltd., Class A	2,700	4,317
China International Capital Corp. Ltd., Class H (a)(d)	25,200	44,422
China International Capital Corp. Ltd., Class A	1,200	5,866
China Merchants Securities Co. Ltd., Class A	10,800	20,187
CITIC Securities Co. Ltd., Class H	30,425	55,318
CITIC Securities Co. Ltd., Class A	13,490	36,757
CSC Financial Co. Ltd., Class A	4,000	13,342
Daiwa Securities Group, Inc.	19,800	101,860
Everbright Securities Co. Ltd., Class A	3,600	7,882
Futu Holdings Ltd. ADR (a)	900	35,766
GF Securities Co. Ltd., Class H (a)	14,200	19,630
GF Securities Co. Ltd., Class A	3,200	6,489
Guosen Securities Co. Ltd., Class A	6,800	8,177
Guotai Junan Securities Co. Ltd., Class A	4,100	7,901
Haitong Securities Co. Ltd., Class H	51,200	31,440

See Notes to Schedule of Investments and Notes to Financial Statements.
58	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Haitong Securities Co. Ltd., Class A	14,800	$ 18,788
Huatai Securities Co. Ltd., Class H (d)	20,000	24,774
Huatai Securities Co. Ltd., Class A	4,600	8,728
Industrial Securities Co. Ltd., Class A	7,500	6,323
Korea Investment Holdings Co. Ltd.	530	20,903
Nomura Holdings, Inc.	43,500	165,569
Orient Securities Co. Ltd., Class A	8,192	10,953
Samsung Securities Co. Ltd.	735	20,174
SBI Holdings, Inc.	3,900	75,090
SDIC Capital Co. Ltd., Class A	14,100	13,818
Shenwan Hongyuan Group Co. Ltd., Class A	13,700	8,716
SooChow Securities Co. Ltd., Class A	2,100	2,007
XP, Inc., Class A (a)	3,300	77,418
Zheshang Securities Co. Ltd., Class A	4,800	6,530
Zhongtai Securities Co. Ltd., Class A	7,200	6,846
		897,303
IT Consulting & Other Services - 0.3%
Arabian Internet & Communications Services Co.	348	30,012
Bechtle AG	1,404	55,746
Capgemini SE	2,482	469,862
CGI, Inc. (a)	3,200	337,835
Chinasoft International Ltd. (a)	50,000	31,530
Elm Co.	389	60,573
Fujitsu Ltd.	2,700	349,023
HCL Technologies Ltd.	13,635	198,219
Infosys Ltd.	46,236	753,087
Itochu Techno-Solutions Corp.	1,332	33,697
LTIMindtree Ltd. (d)	1,277	81,230
Mphasis Ltd.	1,412	32,749
NEC Corp.	3,640	176,292
Nomura Research Institute Ltd.	5,960	164,386
NTT Data Corp.	9,400	131,578
Obic Co. Ltd.	1,000	160,242
Otsuka Corp.	1,700	66,108
Samsung SDS Co. Ltd.	533	49,963
SCSK Corp.	2,200	34,564
Tata Consultancy Services Ltd.	12,987	524,770
Tech Mahindra Ltd.	8,509	117,809
TIS, Inc.	3,400	85,047
	Number of Shares	Fair Value
Wipro Ltd.	19,546	$ 93,048
		4,037,370
Leisure Facilities - 0.0%*
Oriental Land Co. Ltd.	16,700	649,985
Shenzhen Overseas Chinese Town Co. Ltd., Class A (a)	7,300	4,422
Songcheng Performance Development Co. Ltd., Class A	2,387	4,083
		658,490
Leisure Products - 0.0%*
Bandai Namco Holdings, Inc.	9,000	208,070
Giant Manufacturing Co. Ltd.	6,108	45,325
Shimano, Inc.	1,200	200,555
Yamaha Corp.	2,200	84,605
		538,555
Life & Health Insurance - 0.6%
Aegon NV	26,732	135,677
AIA Group Ltd.	176,400	1,791,469
Bupa Arabia for Cooperative Insurance Co.	1,057	52,305
Cathay Financial Holding Co. Ltd.	119,529	165,935
China Development Financial Holding Corp. (a)	213,120	84,947
China Life Insurance Co. Ltd., Class H	103,000	172,407
China Life Insurance Co. Ltd., Class A	3,900	18,776
China Taiping Insurance Holdings Co. Ltd.	27,200	28,334
Dai-ichi Life Holdings, Inc.	14,100	267,735
Discovery Ltd. (a)	7,000	54,044
Fubon Financial Holding Co. Ltd.	102,982	201,579
Great-West Lifeco, Inc.	4,181	121,552
HDFC Life Insurance Co. Ltd. (d)	13,870	110,185
iA Financial Corp., Inc.	1,598	108,989
ICICI Prudential Life Insurance Co. Ltd. (a)(d)	4,451	31,120
Japan Post Holdings Co. Ltd.	32,900	236,068
Japan Post Insurance Co. Ltd.	2,900	43,511
Legal & General Group PLC	90,135	261,245
Manulife Financial Corp.	27,900	527,955
Medibank Pvt Ltd.	40,880	95,954
New China Life Insurance Co. Ltd., Class H	13,500	35,672
New China Life Insurance Co. Ltd., Class A	1,600	8,103
NN Group NV	4,059	150,227
Old Mutual Ltd.	70,628	45,313

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	59

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
OUTsurance Group Ltd.	11,894	$ 21,400
Phoenix Group Holdings PLC	11,070	74,979
Ping An Insurance Group Co. of China Ltd., Class H	88,500	565,199
Ping An Insurance Group Co. of China Ltd., Class A	10,500	67,037
Poste Italiane SpA (d)	8,266	89,529
Power Corp. of Canada	8,880	239,305
Prudential PLC	41,737	590,095
Samsung Life Insurance Co. Ltd.	1,145	58,559
Sanlam Ltd.	24,701	76,295
SBI Life Insurance Co. Ltd. (d)	6,426	102,520
Shin Kong Financial Holding Co. Ltd. (a)	182,263	52,204
Sun Life Financial, Inc.	8,890	463,966
Swiss Life Holding AG	466	273,052
T&D Holdings, Inc.	7,400	108,347
		7,531,589
Life Sciences Tools & Services - 0.1%
Bachem Holding AG	564	49,268
Divi's Laboratories Ltd.	1,870	81,829
Eurofins Scientific SE	2,018	128,216
Genscript Biotech Corp. (a)	18,000	40,715
Hangzhou Tigermed Consulting Co. Ltd., Class A (a)	500	4,443
Hangzhou Tigermed Consulting Co. Ltd., Class H (d)	1,500	8,571
Joinn Laboratories China Co. Ltd., Class A	784	4,415
Lonza Group AG	1,131	676,315
Pharmaron Beijing Co. Ltd., Class H (a)(d)	1,950	6,046
Pharmaron Beijing Co. Ltd., Class A (a)	450	2,371
Samsung Biologics Co. Ltd. (a)(d)	250	141,544
Sartorius Stedim Biotech	412	102,880
WuXi AppTec Co. Ltd., Class H (d)	3,708	29,715
WuXi AppTec Co. Ltd., Class A	3,220	27,651
Wuxi Biologics Cayman, Inc. (a)(d)	51,500	247,493
		1,551,472
Managed Healthcare - 0.0%*
Hapvida Participacoes e Investimentos SA (a)(d)	75,740	68,769
Marine Ports & Services - 0.0%*
Adani Ports & Special Economic Zone Ltd.	5,450	49,237
	Number of Shares	Fair Value
China Merchants Port Holdings Co. Ltd.	23,084	$ 32,654
COSCO SHIPPING Ports Ltd.	19,404	11,583
International Container Terminal Services, Inc.	15,070	55,660
Shanghai International Port Group Co. Ltd., Class A	3,100	2,241
		151,375
Marine Transportation - 0.1%
AP Moller - Maersk AS, Class B	75	131,842
AP Moller - Maersk AS, Class A	49	85,424
Cia Sud Americana de Vapores SA	285,714	19,394
COSCO SHIPPING Holdings Co. Ltd., Class H	49,682	44,907
COSCO SHIPPING Holdings Co. Ltd., Class A	8,910	11,541
Costamare, Inc.	1,701	16,449
Evergreen Marine Corp. Taiwan Ltd.	14,400	43,409
Golden Ocean Group Ltd.	4,055	30,615
Himalaya Shipping Ltd. (a)	954	5,304
HMM Co. Ltd.	3,879	55,777
Kawasaki Kisen Kaisha Ltd.	2,100	51,407
Kuehne & Nagel International AG	820	243,015
MISC Bhd	22,675	34,815
Mitsui OSK Lines Ltd.	5,500	132,105
Nippon Yusen KK	7,300	161,854
Orient Overseas International Ltd.	2,500	33,579
Pan Ocean Co. Ltd.	2,635	10,416
Safe Bulkers, Inc.	3,509	11,439
SITC International Holdings Co. Ltd.	21,000	38,452
Wan Hai Lines Ltd.	6,670	12,700
Yang Ming Marine Transport Corp. (a)	26,000	52,802
		1,227,246
Metal, Glass & Plastic Containers - 0.0%*
CCL Industries, Inc., Class B	2,400	118,109
Motorcycle Manufacturers - 0.0%*
Bajaj Auto Ltd.	991	56,783
Eicher Motors Ltd.	1,995	87,224
Hero MotoCorp Ltd.	1,715	60,963
Livewire Group, Inc. (a)	384	4,535
TVS Motor Co. Ltd.	3,125	50,637
Yadea Group Holdings Ltd. (d)	14,000	31,934
Yamaha Motor Co. Ltd.	4,400	126,282
		418,358

See Notes to Schedule of Investments and Notes to Financial Statements.
60	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Movies & Entertainment - 0.0%*
Beijing Enlight Media Co. Ltd., Class A	5,600	$ 6,237
Bollore SE	13,094	81,643
China Ruyi Holdings Ltd. (a)	104,000	24,509
HYBE Co. Ltd. (a)	282	60,818
iQIYI, Inc. ADR (a)	6,500	34,710
Mango Excellent Media Co. Ltd., Class A	1,600	7,548
Tencent Music Entertainment Group ADR (a)	10,200	75,276
Toho Co. Ltd.	1,600	60,842
Universal Music Group NV	12,571	279,211
		630,794
Multi-Family Residential REITs - 0.0%*
Canadian Apartment Properties REIT	1,200	46,123
Multi-Line Insurance - 0.4%
Ageas SA	2,573	104,288
Allianz SE	6,109	1,422,671
Assicurazioni Generali SpA	15,550	316,166
Aviva PLC	42,225	212,671
AXA SA	27,750	819,899
Baloise Holding AG	732	107,720
BB Seguridade Participacoes SA	9,703	61,891
China Pacific Insurance Group Co. Ltd., Class H	35,689	92,647
China Pacific Insurance Group Co. Ltd., Class A	7,800	27,901
Gjensidige Forsikring ASA	3,415	54,810
Helvetia Holding AG	569	77,153
Powszechny Zaklad Ubezpieczen SA	8,763	85,061
Sampo Oyj, A Shares	6,922	310,827
Talanx AG	972	55,793
ZhongAn Online P&C Insurance Co. Ltd., Class H (a)(d)	10,400	28,396
Zurich Insurance Group AG	2,278	1,084,103
		4,861,997
Multi-Sector Holdings - 0.1%
Bajaj Holdings & Investment Ltd.	380	32,488
Eurazeo SE	739	52,020
EXOR NV	1,621	144,688
Groupe Bruxelles Lambert NV	1,486	117,125
Industrivarden AB, Class A	1,881	52,091
Industrivarden AB, Class C	2,419	66,653
Investor AB, Class B	26,556	530,470
Investor AB, Class A	6,494	129,775
Kinnevik AB, Class B (a)	3,787	52,454
	Number of Shares	Fair Value
L E Lundbergforetagen AB, Class B	1,297	$ 55,151
Remgro Ltd.	7,286	56,714
Sofina SA	263	54,515
Washington H Soul Pattinson & Co. Ltd.	3,600	76,367
Wendel SE	409	41,999
		1,462,510
Multi-Utilities - 0.2%
Algonquin Power & Utilities Corp.	10,670	88,295
Canadian Utilities Ltd., Class A	2,000	51,857
Centrica PLC	87,241	137,703
E.ON SE	34,028	434,608
Engie SA	27,679	460,852
National Grid PLC	55,606	738,029
Qatar Electricity & Water Co. QSC	5,078	24,274
Veolia Environnement SA	10,415	329,631
		2,265,249
Office REITs - 0.0%*
Covivio SA	786	37,124
Dexus	17,029	88,617
Gecina SA	725	77,328
Japan Real Estate Investment Corp.	18	68,387
Nippon Building Fund, Inc.	23	90,290
		361,746
Office Services & Supplies - 0.0%*
Shanghai M&G Stationery, Inc., Class A	1,000	6,145
Oil & Gas Drilling - 0.0%*
Borr Drilling Ltd. (a)	7,977	60,067
China Oilfield Services Ltd., Class H	32,000	33,134
Seadrill Ltd. (a)	1,762	72,717
		165,918
Oil & Gas Equipment & Services - 0.0%*
Dialog Group Bhd	38,500	17,030
Offshore Oil Engineering Co. Ltd., Class A	2,700	2,174
TechnipFMC PLC (a)	3,600	59,832
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	500	1,730
		80,766
Oil & Gas Exploration & Production - 0.2%
Aker BP ASA	4,701	110,498
ARC Resources Ltd.	9,100	121,517

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	61

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Canadian Natural Resources Ltd.	16,800	$ 945,599
Inpex Corp.	14,500	159,039
Kosmos Energy Ltd. (a)	16,135	96,649
PRIO SA (a)	10,200	78,403
PTT Exploration & Production PCL NVDR	19,699	83,468
Santos Ltd.	50,654	253,256
Tatneft PJSC ADR (a)(c)**	3,383	—
Tatneft PJSC (c)**	4,926	—
Tourmaline Oil Corp.	4,800	226,424
Woodside Energy Group Ltd.	28,828	666,337
		2,741,190
Oil & Gas Refining & Marketing - 0.2%
Ampol Ltd.	3,498	69,825
Bharat Petroleum Corp. Ltd.	12,398	55,170
Cosan SA	17,436	64,554
Empresas COPEC SA	4,726	35,055
ENEOS Holdings, Inc.	43,000	147,555
Formosa Petrochemical Corp.	14,000	37,951
HD Hyundai Co. Ltd.	828	37,791
Hindustan Petroleum Corp. Ltd.	11,010	36,807
Idemitsu Kosan Co. Ltd.	3,100	62,098
Indian Oil Corp. Ltd.	43,439	48,412
Motor Oil Hellas Corinth Refineries SA	614	15,541
Neste Oyj	6,393	246,106
Parkland Corp.	2,007	50,052
Petronas Dagangan Bhd	3,100	14,744
Polski Koncern Naftowy ORLEN SA	7,590	120,388
Qatar Fuel QSC	8,638	40,572
Rabigh Refining & Petrochemical Co. (a)	5,905	18,252
Reliance Industries Ltd.	42,148	1,313,799
SK Innovation Co. Ltd. (a)	797	96,624
S-Oil Corp.	757	38,464
Thai Oil PCL NVDR	23,366	29,236
Turkiye Petrol Rafinerileri AS	14,529	44,583
		2,623,579
Oil & Gas Storage & Transportation - 0.2%
Ardmore Shipping Corp.	1,325	16,364
China Merchants Energy Shipping Co. Ltd., Class A	10,900	8,680
COSCO SHIPPING Energy Transportation Co. Ltd., Class H (a)	18,000	18,113
COSCO SHIPPING Energy Transportation Co. Ltd., Class A (a)	3,600	6,255
Enbridge, Inc.	30,700	1,142,390
FLEX LNG Ltd.	1,039	31,721
Golar LNG Ltd.	3,515	70,897
	Number of Shares	Fair Value
Keyera Corp.	3,300	$ 76,187
Pembina Pipeline Corp.	8,300	261,247
Petronet LNG Ltd.	11,737	31,923
Qatar Gas Transport Co. Ltd.	42,816	47,910
Scorpio Tankers, Inc.	1,837	86,761
SFL Corp. Ltd.	4,105	38,300
TC Energy Corp.	15,339	620,631
Teekay Corp. (a)	2,195	13,258
Teekay Tankers Ltd., Class A	834	31,884
Ultrapar Participacoes SA	10,900	42,683
		2,545,204
Other Specialty Retail - 0.0%*
China Tourism Group Duty Free Corp. Ltd., Class A	2,100	32,005
China Tourism Group Duty Free Corp. Ltd., Class H (a)(d)	700	9,497
Chow Tai Fook Jewellery Group Ltd.	29,200	52,650
Dufry AG (a)	1,512	68,996
Hotel Shilla Co. Ltd.	370	20,706
Jarir Marketing Co.	9,820	43,404
JD Sports Fashion PLC	40,827	75,921
JUMBO SA	1,720	47,288
Pop Mart International Group Ltd. (d)	7,200	16,051
		366,518
Packaged Foods & Meats - 0.3%
Ajinomoto Co., Inc.	6,900	274,418
Almarai Co. JSC	3,485	56,453
Angel Yeast Co. Ltd., Class A	500	2,492
Associated British Foods PLC	5,314	134,709
Barry Callebaut AG	57	110,178
Britannia Industries Ltd.	1,532	93,938
Charoen Pokphand Foods PCL NVDR	53,869	29,951
China Feihe Ltd. (d)	58,568	32,688
China Huishan Dairy Holdings Co. Ltd. (a)(c)**	55,000	—
China Mengniu Dairy Co. Ltd. (a)	46,000	173,834
Chocoladefabriken Lindt & Spruengli AG	17	437,028
CJ CheilJedang Corp.	103	21,107
Dali Foods Group Co. Ltd. (d)	17,117	7,657
Danone SA	9,748	597,282
Forafric Global PLC (a)	183	2,007
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,484	22,477
Gruma SAB de CV, Class B	3,010	48,225
Grupo Bimbo SAB de CV Series A	18,581	99,294
Guangdong Haid Group Co. Ltd., Class A	1,000	6,445

See Notes to Schedule of Investments and Notes to Financial Statements.
62	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,185	$ 10,735
Indofood CBP Sukses Makmur Tbk PT	27,600	20,848
Indofood Sukses Makmur Tbk PT	65,636	32,184
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	7,700	30,001
JDE Peet's NV	1,705	50,708
Kerry Group PLC, Class A	2,403	234,497
Kikkoman Corp.	2,000	114,028
Marico Ltd.	7,717	50,018
MEIJI Holdings Co. Ltd.	3,300	73,569
Mowi ASA	6,744	107,201
Muyuan Foods Co. Ltd., Class A (a)	3,920	22,727
Nestle India Ltd.	473	132,186
Nestle Malaysia Bhd	939	26,354
Nisshin Seifun Group, Inc.	3,300	40,723
Nissin Foods Holdings Co. Ltd.	1,000	82,548
Orion Corp.	377	34,382
Orkla ASA	11,076	79,790
PPB Group Bhd	10,487	35,365
QL Resources Bhd	12,588	14,456
Salmar ASA	999	40,333
Saputo, Inc.	3,700	82,990
Savola Group	4,442	49,406
SunOpta, Inc. (a)	3,200	21,408
Tata Consumer Products Ltd.	8,046	84,598
Tingyi Cayman Islands Holding Corp.	30,000	46,710
Uni-President China Holdings Ltd.	28,000	23,611
Uni-President Enterprises Corp.	68,000	166,724
Universal Robina Corp.	14,460	36,096
Want Want China Holdings Ltd.	77,000	51,209
Wens Foodstuffs Group Co. Ltd., Class A	8,800	22,226
WH Group Ltd. (d)	131,666	70,116
Yakult Honsha Co. Ltd.	1,900	119,968
Yihai International Holding Ltd. (a)	4,364	9,399
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,000	5,509
		4,172,806
Paper & Plastic Packaging Products & Materials - 0.0%*
Klabin SA	11,900	53,703
SCG Packaging PCL NVDR	14,842	15,621
SIG Group AG (a)	4,547	125,675
Smurfit Kappa Group PLC	3,991	133,175
		328,174
	Number of Shares	Fair Value
Paper Products - 0.1%
Empresas CMPC SA	11,722	$ 22,417
Holmen AB, Class B	1,356	48,664
Indah Kiat Pulp & Paper Tbk PT	24,700	14,040
Mondi PLC	7,238	110,543
Nine Dragons Paper Holdings Ltd. (a)	35,310	21,799
Oji Holdings Corp.	13,800	51,513
Stora Enso Oyj, R Shares	8,795	102,021
Suzano SA	10,800	99,000
UPM-Kymmene Oyj	8,057	240,029
		710,026
Passenger Airlines - 0.1%
Air Canada (a)	2,700	50,990
Air China Ltd., Class H (a)	18,000	12,858
Air China Ltd., Class A A Shares (a)	12,700	14,404
ANA Holdings, Inc. (a)	2,300	54,696
China Airlines Ltd.	50,000	42,222
China Eastern Airlines Corp. Ltd., Class A (a)	12,400	8,122
China Southern Airlines Co. Ltd., Class H (a)	20,000	11,322
China Southern Airlines Co. Ltd., Class A (a)	11,600	9,621
Deutsche Lufthansa AG (a)	9,518	97,575
Eva Airways Corp.	42,000	53,883
InterGlobe Aviation Ltd. (a)(d)	1,049	33,639
Japan Airlines Co. Ltd.	2,014	43,598
Korean Air Lines Co. Ltd.	2,733	50,700
Pegasus Hava Tasimaciligi AS (a)	685	16,233
Qantas Airways Ltd. (a)	12,896	53,402
Singapore Airlines Ltd.	21,300	112,769
Turk Hava Yollari AO (a)	7,967	59,223
		725,257
Passenger Ground Transportation - 0.0%*
Grab Holdings Ltd., Class A (a)	28,700	98,441
Localiza Rent a Car SA	8,535	121,196
		219,637
Personal Care Products - 0.4%
Amorepacific Corp.	448	33,347
Beiersdorf AG	1,518	200,982
By-health Co. Ltd., Class A	1,000	3,300
Colgate-Palmolive India Ltd.	1,796	37,002
Dabur India Ltd.	8,930	62,467
Godrej Consumer Products Ltd. (a)	5,897	77,808
Hengan International Group Co. Ltd.	9,980	42,077

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	63

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Hindustan Unilever Ltd.	11,713	$ 382,956
Kao Corp.	7,000	253,607
Kobayashi Pharmaceutical Co. Ltd.	800	43,427
Kose Corp.	500	47,985
LG H&H Co. Ltd.	135	47,178
L'Oreal SA	3,649	1,701,860
Natura & Co. Holding SA (a)	15,000	52,052
Shiseido Co. Ltd.	6,000	271,527
Unilever PLC	38,280	1,995,521
		5,253,096
Pharmaceuticals - 1.2%
Aspen Pharmacare Holdings Ltd.	5,616	54,587
Astellas Pharma, Inc.	27,800	413,323
AstraZeneca PLC	23,501	3,372,552
Asymchem Laboratories Tianjin Co. Ltd., Class A	232	3,767
Aurobindo Pharma Ltd.	3,446	30,604
Bayer AG	14,937	826,687
Beijing Tongrentang Co. Ltd., Class A	1,700	13,467
Betta Pharmaceuticals Co. Ltd., Class A	600	3,968
Celltrion Pharm, Inc. (a)	226	13,182
Changchun High & New Technology Industry Group, Inc., Class A	300	5,634
China Medical System Holdings Ltd.	24,000	39,157
China Resources Pharmaceutical Group Ltd. (d)	17,000	14,838
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	1,600	13,341
China Traditional Chinese Medicine Holdings Co. Ltd.	30,000	14,008
Chugai Pharmaceutical Co. Ltd.	10,100	287,160
Cipla Ltd.	6,975	86,422
CSPC Pharmaceutical Group Ltd.	130,000	113,127
Daiichi Sankyo Co. Ltd.	28,000	888,202
Dong-E-E-Jiao Co. Ltd., Class A	400	2,942
Dr Reddy's Laboratories Ltd.	1,647	103,728
Eisai Co. Ltd.	3,800	257,114
Hanmi Pharm Co. Ltd.	84	19,736
Hansoh Pharmaceutical Group Co. Ltd. (d)	12,000	19,346
Hikma Pharmaceuticals PLC	2,397	57,745
Humanwell Healthcare Group Co. Ltd., Class A	2,200	8,158
Hypera SA	6,200	59,134
Ipsen SA	592	71,250
	Number of Shares	Fair Value
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	6,820	$ 44,957
Kalbe Farma Tbk PT	246,000	33,666
Kyowa Kirin Co. Ltd.	4,000	74,018
Lupin Ltd.	3,814	42,024
Merck KGaA	1,956	323,717
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	520	967
Nippon Shinyaku Co. Ltd.	700	28,592
Novartis AG	31,078	3,134,666
Novo Nordisk AS, Class B	25,104	4,054,490
Ono Pharmaceutical Co. Ltd.	5,800	104,478
Orion Oyj, Class B	1,574	65,311
Otsuka Holdings Co. Ltd.	5,900	216,062
Recordati Industria Chimica e Farmaceutica SpA	1,537	73,413
Richter Gedeon Nyrt	2,021	49,821
Scilex Holding Co. (a)	1,832	10,204
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (a)	4,500	12,055
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A (a)	1,500	6,389
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	3,300	11,678
Shionogi & Co. Ltd.	4,000	168,438
Sino Biopharmaceutical Ltd.	151,000	65,971
SK Biopharmaceuticals Co. Ltd. (a)	382	23,540
Sun Pharmaceutical Industries Ltd.	13,513	173,372
Takeda Pharmaceutical Co. Ltd.	23,900	749,752
Teva Pharmaceutical Industries Ltd. ADR (a)	16,500	124,245
Torrent Pharmaceuticals Ltd.	1,128	26,231
UCB SA	1,898	168,243
Yuhan Corp.	884	40,579
Yunnan Baiyao Group Co. Ltd., Class A	1,400	10,110
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	400	15,777
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	2,600	6,586
Zhejiang NHU Co. Ltd., Class A	2,592	5,493
		16,658,024
Precious Metals & Minerals - 0.0%*
Alrosa PJSC (a)(c)**	46,308	—
Anglo American Platinum Ltd.	778	35,038
Impala Platinum Holdings Ltd.	12,142	80,591

See Notes to Schedule of Investments and Notes to Financial Statements.
64	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Industrias Penoles SAB de CV (a)	2,400	$ 33,645
Northam Platinum Holdings Ltd. (a)	4,788	31,803
Sibanye Stillwater Ltd.	40,362	62,021
		243,098
Property & Casualty Insurance - 0.2%
Admiral Group PLC	3,257	86,349
DB Insurance Co. Ltd.	667	37,884
Fairfax Financial Holdings Ltd.	342	256,462
ICICI Lombard General Insurance Co. Ltd. (d)	3,520	57,741
Insurance Australia Group Ltd.	36,409	138,355
Intact Financial Corp.	2,617	404,520
Kingsway Financial Services, Inc. (a)	371	3,024
MS&AD Insurance Group Holdings, Inc.	6,500	229,798
People's Insurance Co. Group of China Ltd., Class H	134,000	48,668
People's Insurance Co. Group of China Ltd., Class A	10,900	8,760
PICC Property & Casualty Co. Ltd., Class H	100,000	111,337
QBE Insurance Group Ltd.	22,378	233,470
Samsung Fire & Marine Insurance Co. Ltd.	445	77,655
Sompo Holdings, Inc.	4,700	210,535
Suncorp Group Ltd.	18,921	169,882
Tokio Marine Holdings, Inc.	27,200	626,015
Tryg AS	5,374	116,356
		2,816,811
Publishing - 0.0%*
China Literature Ltd. (a)(d)	4,400	18,556
Saudi Research & Media Group (a)	633	31,953
		50,509
Rail Transportation - 0.3%
Aurizon Holdings Ltd.	26,833	70,148
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	27,500	19,909
BTS Group Holdings PCL NVDR	141,626	29,802
Canadian National Railway Co.	8,600	1,042,594
Canadian Pacific Kansas City Ltd.	14,100	1,140,147
Central Japan Railway Co.	2,200	275,183
Container Corp. Of India Ltd.	4,866	39,332
Daqin Railway Co. Ltd., Class A	9,300	9,507
East Japan Railway Co.	4,600	254,662
	Number of Shares	Fair Value
Hankyu Hanshin Holdings, Inc.	3,600	$ 118,833
Keio Corp.	1,600	50,247
Keisei Electric Railway Co. Ltd.	1,900	78,623
Kintetsu Group Holdings Co. Ltd.	2,800	96,809
MTR Corp. Ltd.	23,000	105,874
Odakyu Electric Railway Co. Ltd.	4,600	61,536
Rumo SA	18,400	84,677
Tobu Railway Co. Ltd.	2,800	74,952
Tokyu Corp.	7,900	95,123
West Japan Railway Co.	3,300	137,026
		3,784,984
Real Estate Development - 0.1%
C&D International Investment Group Ltd.	7,000	15,962
China Evergrande Group (a)(c)	87,000	1,832
China Jinmao Holdings Group Ltd.	64,972	9,578
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	11,200	20,078
China Overseas Land & Investment Ltd.	55,500	121,405
China Resources Land Ltd.	46,000	195,746
China Vanke Co. Ltd., Class H	26,700	35,965
China Vanke Co. Ltd., Class A	12,500	24,098
CK Asset Holdings Ltd.	29,586	164,390
Country Garden Holdings Co. Ltd. (a)	178,298	36,368
Dar Al Arkan Real Estate Development Co. (a)	8,773	36,237
Emaar Economic City (a)	5,150	12,904
Emaar Properties PJSC	94,535	166,164
Gemdale Corp., Class A	1,500	1,487
Godrej Properties Ltd. (a)	1,425	27,315
Greentown China Holdings Ltd.	8,000	8,046
Henderson Land Development Co. Ltd.	21,000	62,534
Land & Houses PCL NVDR	150,231	35,851
Longfor Group Holdings Ltd. (d)	26,968	65,849
Poly Developments & Holdings Group Co. Ltd., Class A	14,400	25,803
Ruentex Development Co. Ltd.	29,500	34,151
Seazen Holdings Co. Ltd., Class A (a)	1,400	2,777
Shimao Group Holdings Ltd. (a)(c)	16,102	2,270

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	65

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Sino Land Co. Ltd.	51,480	$ 63,373
Yuexiu Property Co. Ltd.	30,981	36,095
		1,206,278
Real Estate Operating Companies - 0.1%
Azrieli Group Ltd.	711	40,120
Capitaland Investment Ltd.	38,700	95,017
Central Pattana PCL NVDR	28,578	52,912
China Resources Mixc Lifestyle Services Ltd. (d)	7,200	35,862
Country Garden Services Holdings Co. Ltd.	31,715	41,152
Fastighets AB Balder, Class B (a)	9,653	35,293
Greentown Service Group Co. Ltd.	20,000	9,583
Hang Lung Properties Ltd.	26,000	40,231
Hongkong Land Holdings Ltd.	17,600	68,820
Hulic Co. Ltd.	6,500	55,602
LEG Immobilien SE (a)	1,079	62,246
Mabanee Co. KPSC	7,478	20,603
NEPI Rockcastle NV	5,600	32,747
Sagax AB, Class B	2,995	59,139
SM Prime Holdings, Inc.	125,100	74,658
Swire Properties Ltd.	19,800	48,781
Swiss Prime Site AG	1,222	106,198
Vonovia SE	10,790	210,686
Wharf Real Estate Investment Co. Ltd.	25,000	125,424
Zhejiang China Commodities City Group Co. Ltd., Class A	9,800	11,506
		1,226,580
Real Estate Services - 0.0%*
China Overseas Property Holdings Ltd.	15,000	15,158
FirstService Corp.	600	92,509
KE Holdings, Inc. ADR (a)	9,600	142,560
		250,227
Regional Banks - 0.0%*
AU Small Finance Bank Ltd. (d)	3,332	30,701
Bandhan Bank Ltd. (a)(d)	7,685	22,739
Bank of Chengdu Co. Ltd., Class A (a)	400	672
Bank of Hangzhou Co. Ltd., Class A	5,547	8,973
Bank of Jiangsu Co. Ltd., Class A (a)	21,100	21,357
Bank of Nanjing Co. Ltd., Class A	5,600	6,166
Bank of Ningbo Co. Ltd., Class A	4,756	16,572
Banque Cantonale Vaudoise	510	53,893
	Number of Shares	Fair Value
Chiba Bank Ltd.	9,000	$ 54,487
Concordia Financial Group Ltd.	15,400	60,112
First BanCorp	6,284	76,790
OFG Bancorp	1,655	43,162
Popular, Inc.	852	51,563
Resona Holdings, Inc.	32,400	154,873
Shizuoka Financial Group, Inc.	6,400	46,160
		648,220
Reinsurance - 0.1%
Hannover Rueck SE	906	192,307
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,129	799,107
RenaissanceRe Holdings Ltd.	500	93,260
SiriusPoint Ltd. (a)	3,022	27,289
		1,111,963
Renewable Electricity - 0.0%*
Adani Green Energy Ltd. (a)	5,018	57,859
China Longyuan Power Group Corp. Ltd., Class H	49,000	50,607
China Three Gorges Renewables Group Co. Ltd., Class A	19,800	14,633
China Yangtze Power Co. Ltd., Class A	22,100	67,029
Corp. ACCIONA Energias Renovables SA	1,103	36,894
EDP Renovaveis SA	4,064	81,198
Energy Absolute PCL NVDR	24,620	39,647
Engie Brasil Energia SA	3,733	35,357
Meridian Energy Ltd.	18,820	64,697
Northland Power, Inc.	3,882	81,058
Sichuan Chuantou Energy Co. Ltd., Class A	7,500	15,532
Terna Energy SA	583	12,842
		557,353
Research & Consulting Services - 0.2%
BayCurrent Consulting, Inc.	2,100	78,833
Bureau Veritas SA	4,388	120,363
Intertek Group PLC	2,410	130,780
RELX PLC	28,795	961,643
SGS SA	2,247	212,663
Thomson Reuters Corp.	2,518	340,351
Wolters Kluwer NV	3,904	495,614
		2,340,247
Restaurants - 0.2%
Americana Restaurants International PLC	26,020	29,965

See Notes to Schedule of Investments and Notes to Financial Statements.
66	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Compass Group PLC	26,681	$ 747,946
Delivery Hero SE (a)(d)	2,730	120,426
Haidilao International Holding Ltd. (d)	23,000	50,858
Jiumaojiu International Holdings Ltd. (d)	14,000	23,021
Jollibee Foods Corp.	5,060	21,953
Jubilant Foodworks Ltd.	4,745	29,068
Just Eat Takeaway.com NV (a)(d)	3,139	48,107
McDonald's Holdings Co. Japan Ltd.	1,200	46,577
Meituan, Class B (a)(d)	71,207	1,116,506
Restaurant Brands International, Inc.	4,500	349,288
Sodexo SA	1,324	145,769
Yum China Holdings, Inc.	6,000	339,000
Zomato Ltd. (a)	48,929	44,894
		3,113,378
Retail REITs - 0.1%
CapitaLand Integrated Commercial Trust	84,959	120,314
Japan Metropolitan Fund Invest	103	68,801
Klepierre SA	3,170	78,742
Link REIT	38,168	212,470
Mapletree Pan Asia Commercial Trust	39,946	48,022
RioCan Real Estate Investment Trust	2,100	30,598
Scentre Group	77,327	136,651
Unibail-Rodamco-Westfield (a)	1,876	98,930
Vicinity Ltd.	61,113	75,205
		869,733
Security & Alarm Services - 0.0%*
Secom Co. Ltd.	3,200	216,211
Securitas AB, Class B	7,135	58,519
		274,730
Semiconductor Materials & Equipment - 0.5%
Advanced Micro-Fabrication Equipment, Inc. China, Class A (a)	339	7,328
Advantest Corp.	2,900	389,935
ASM International NV	708	300,565
ASML Holding NV	6,114	4,433,847
Daqo New Energy Corp. ADR (a)	900	35,730
Disco Corp.	1,400	221,596
Flat Glass Group Co. Ltd., Class H	4,000	13,714
Flat Glass Group Co. Ltd., Class A	1,700	9,018
	Number of Shares	Fair Value
GCL Technology Holdings Ltd.	300,000	$ 69,641
Globalwafers Co. Ltd.	3,000	48,146
Hangzhou First Applied Material Co. Ltd., Class A	1,372	7,025
Kulicke & Soffa Industries, Inc.	1,963	116,700
Lasertec Corp.	1,100	165,952
NAURA Technology Group Co. Ltd., Class A	300	13,152
Shenzhen SC New Energy Technology Corp., Class A	100	1,548
SUMCO Corp.	5,200	73,651
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	5,500	25,136
Tokyo Electron Ltd.	6,800	977,767
Xinyi Solar Holdings Ltd.	71,985	83,568
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,900	18,584
		7,012,603
Semiconductors - 0.8%
Allegro MicroSystems, Inc. (a)	700	31,598
ASE Technology Holding Co. Ltd.	41,000	145,802
Cambricon Technologies Corp. Ltd., Class A A Shares (a)	348	9,035
China Resources Microelectronics Ltd., Class A	1,955	14,116
eMemory Technology, Inc.	1,000	71,575
GigaDevice Semiconductor, Inc., Class A	560	8,210
Global Unichip Corp.	1,000	51,758
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,100	4,587
Hua Hong Semiconductor Ltd. (a)(d)	10,000	32,902
Inari Amertron Bhd	56,500	33,325
indie Semiconductor, Inc., Class A (a)	4,803	45,148
Infineon Technologies AG	19,837	816,782
Ingenic Semiconductor Co. Ltd., Class A	600	7,305
JA Solar Technology Co. Ltd., Class A	4,268	24,483
JCET Group Co. Ltd., Class A	2,000	8,593
LONGi Green Energy Technology Co. Ltd., Class A	7,836	30,958
MediaTek, Inc.	21,000	464,853
Montage Technology Co. Ltd., Class A	361	2,859
Nanya Technology Corp.	15,000	34,196

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	67

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Novatek Microelectronics Corp.	8,886	$ 122,006
Powerchip Semiconductor Manufacturing Corp.	45,000	44,921
Realtek Semiconductor Corp.	7,040	87,779
Renesas Electronics Corp. (a)	19,500	367,399
Rohm Co. Ltd.	1,400	132,394
SG Micro Corp., Class A	195	2,207
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	3,000	7,401
Silergy Corp.	4,888	60,891
SK Hynix, Inc.	7,581	666,100
StarPower Semiconductor Ltd., Class A	100	2,967
STMicroelectronics NV	10,357	516,444
Taiwan Semiconductor Manufacturing Co. Ltd.	344,558	6,365,112
Tianshui Huatian Technology Co. Ltd., Class A	700	888
Tongwei Co. Ltd., Class A	3,300	15,598
Tower Semiconductor Ltd. (a)	1,606	59,253
Trina Solar Co. Ltd., Class A	1,600	9,389
Unigroup Guoxin Microelectronics Co. Ltd., Class A	419	5,385
United Microelectronics Corp.	158,000	248,251
Vanguard International Semiconductor Corp.	8,330	23,656
Will Semiconductor Co. Ltd. Shanghai, Class A	540	7,307
Win Semiconductors Corp.	4,000	21,186
Winbond Electronics Corp. (a)	47,000	41,571
		10,646,190
Silver - 0.0%*
Pan American Silver Corp.	5,400	78,761
Soft Drinks & Non-alcoholic Beverages - 0.1%
Arca Continental SAB de CV	6,000	61,552
Carabao Group PCL NVDR	1,735	3,212
Coca-Cola Europacific Partners PLC	3,100	199,733
Coca-Cola Femsa SAB de CV	7,420	61,902
Coca-Cola HBC AG (a)	3,198	95,497
Fomento Economico Mexicano SAB de CV	27,800	307,217
Nongfu Spring Co. Ltd., Class H (d)	25,600	141,673
Osotspa PCL	21,800	18,292
Suntory Beverage & Food Ltd.	2,000	72,383
Varun Beverages Ltd.	6,442	63,170
		1,024,631
	Number of Shares	Fair Value
Specialized Consumer Services - 0.0%*
OneSpaWorld Holdings Ltd. (a)	2,544	$ 30,782
Specialized Finance - 0.0%*
Banco Latinoamericano de Comercio Exterior SA Class E	884	19,501
Chailease Holding Co. Ltd. (a)	19,805	130,214
Element Fleet Management Corp.	6,200	94,552
Far East Horizon Ltd.	23,000	18,243
Mitsubishi HC Capital, Inc.	13,500	80,022
		342,532
Specialty Chemicals - 0.3%
Akzo Nobel NV	2,553	208,678
Arkema SA	825	77,780
Asian Paints Ltd.	5,540	227,494
Chengxin Lithium Group Co. Ltd., Class A	500	2,196
Chr Hansen Holding AS	1,687	117,254
Clariant AG (a)	3,686	53,347
Covestro AG (a)(d)	2,885	150,087
Croda International PLC	2,098	150,134
Dongyue Group Ltd.	17,000	12,768
DSM-Firmenich AG (a)	2,644	284,480
EMS-Chemie Holding AG	111	84,155
Evonik Industries AG	3,074	58,564
Ganfeng Lithium Group Co. Ltd., Class A	940	7,914
Ganfeng Lithium Group Co. Ltd., Class H (a)(d)	5,840	38,301
Givaudan SA	140	464,579
Hoshine Silicon Industry Co. Ltd., Class A	200	1,929
Johnson Matthey PLC	2,688	59,736
JSR Corp.	2,561	73,471
Nippon Paint Holdings Co. Ltd.	14,500	119,803
Nitto Denko Corp.	2,300	170,436
Novozymes AS, Class B	3,051	142,329
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,798	9,470
Shenzhen Capchem Technology Co. Ltd., Class A	180	1,288
Shin-Etsu Chemical Co. Ltd.	27,600	920,803
Sika AG	2,217	635,234
SK IE Technology Co. Ltd. (a)(d)	261	19,336
Symrise AG	2,002	209,876
Tianqi Lithium Corp., Class A	700	6,754
Umicore SA	3,339	93,339
Wacker Chemie AG	280	38,458

See Notes to Schedule of Investments and Notes to Financial Statements.
68	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Wanhua Chemical Group Co. Ltd., Class A	3,300	$ 39,872
		4,479,865
Steel - 0.2%
ArcelorMittal SA	7,230	197,228
Baoshan Iron & Steel Co. Ltd., Class A	26,900	20,798
BlueScope Steel Ltd.	7,374	101,411
China Steel Corp.	169,000	159,811
Cia Siderurgica Nacional SA	12,100	30,426
Eregli Demir ve Celik Fabrikalari TAS (a)	22,053	31,237
Fortescue Metals Group Ltd.	25,622	379,912
Hyundai Steel Co.	1,347	34,710
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (a)	42,400	10,452
JFE Holdings, Inc.	7,300	104,191
Jindal Steel & Power Ltd.	6,356	45,172
JSW Steel Ltd.	7,020	67,363
Kumba Iron Ore Ltd.	1,082	25,346
Nippon Steel Corp.	12,200	254,913
Novolipetsk Steel PJSC GDR (a)(c)**	2,290	—
Novolipetsk Steel PJSC (a)(c)**	4,980	—
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A (a)	10,100	5,439
POSCO Holdings, Inc.	1,033	305,718
Severstal PAO GDR (a)(c)**	3,070	—
Severstal PAO (a)(c)**	695	—
Shanxi Meijin Energy Co. Ltd., Class A (a)	3,500	3,636
Shanxi Taigang Stainless Steel Co. Ltd., Class A	6,700	3,571
Tata Steel Ltd.	104,993	143,853
Vale SA	46,540	619,569
voestalpine AG	1,686	60,577
YongXing Special Materials Technology Co. Ltd., Class A	260	2,246
		2,607,579
Systems Software - 0.0%*
360 Security Technology, Inc., Class A (a)	4,700	8,118
Check Point Software Technologies Ltd. (a)	1,403	176,245
Oracle Corp. Japan	637	47,297
Sangfor Technologies, Inc., Class A (a)	300	4,683
Tata Elxsi Ltd.	550	51,072
TOTVS SA	7,738	48,090
Trend Micro, Inc.	2,100	101,485
		436,990
	Number of Shares	Fair Value
Technology Distributors - 0.0%*
Synnex Technology International Corp.	21,178	$ 39,500
Unisplendour Corp. Ltd., Class A	3,100	13,607
WPG Holdings Ltd.	25,938	45,637
		98,744
Technology Hardware, Storage & Peripherals - 0.5%
Acer, Inc.	44,000	44,397
Advantech Co. Ltd.	6,000	78,994
Asustek Computer, Inc.	10,053	101,777
Brother Industries Ltd.	3,300	48,221
Canon, Inc.	15,100	396,269
Catcher Technology Co. Ltd.	10,000	56,421
Compal Electronics, Inc.	64,225	60,406
CosmoAM&T Co. Ltd. (a)	334	47,703
FUJIFILM Holdings Corp.	5,715	339,952
Inspur Electronic Information Industry Co. Ltd., Class A	2,700	18,001
Inventec Corp.	39,249	54,565
Lenovo Group Ltd.	106,000	111,066
Lite-On Technology Corp. ADR	28,693	95,546
Logitech International SA	2,598	155,131
Micro-Star International Co. Ltd.	10,000	56,862
Ninestar Corp., Class A	1,200	5,659
Pegatron Corp.	30,251	72,832
Quanta Computer, Inc.	39,507	192,947
Ricoh Co. Ltd.	8,600	73,166
Samsung Electronics Co. Ltd.	66,880	3,682,629
Seiko Epson Corp.	4,400	68,580
Shenzhen Transsion Holdings Co. Ltd., Class A	350	7,084
Wistron Corp.	39,000	113,793
Wiwynn Corp.	1,000	45,702
Xiaomi Corp., Class B (a)(d)	219,800	302,187
		6,229,890
Textiles - 0.0%*
Eclat Textile Co. Ltd.	3,000	48,241
Tires & Rubber - 0.1%
Balkrishna Industries Ltd.	1,229	35,573
Bridgestone Corp.	8,596	352,552
Cheng Shin Rubber Industry Co. Ltd.	20,000	25,835
Cie Generale des Etablissements Michelin SCA	10,260	303,449
Hankook Tire & Technology Co. Ltd.	1,305	34,238
MRF Ltd.	20	24,718
Sailun Group Co. Ltd., Class A	2,300	3,606

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	69

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Shandong Linglong Tyre Co. Ltd., Class A	1,500	$ 4,586
		784,557
Tobacco - 0.2%
British American Tobacco PLC	32,347	1,075,886
Imperial Brands PLC	13,539	299,997
ITC Ltd.	41,923	231,164
Japan Tobacco, Inc.	18,200	398,027
KT&G Corp.	1,295	81,348
Smoore International Holdings Ltd. (d)	32,000	32,657
		2,119,079
Trading Companies & Distributors - 0.4%
Adani Enterprises Ltd.	2,217	64,767
AerCap Holdings NV (a)	2,500	158,800
Ashtead Group PLC	6,649	461,471
Beijer Ref AB	5,842	74,512
BOC Aviation Ltd. (d)	2,700	21,882
Brenntag SE	2,323	181,203
Bunzl PLC	5,081	193,833
IMCD NV	851	122,446
ITOCHU Corp.	18,005	713,999
Marubeni Corp.	23,400	398,167
Mitsubishi Corp.	18,800	907,412
Mitsui & Co. Ltd.	20,100	759,478
MonotaRO Co. Ltd.	3,900	49,722
Reece Ltd.	3,780	47,054
Sichuan New Energy Power Co. Ltd. (a)	800	1,587
Sumitomo Corp.	17,000	360,056
Textainer Group Holdings Ltd.	1,520	59,858
Toromont Industries Ltd.	1,300	106,918
Toyota Tsusho Corp.	3,200	159,658
Triton International Ltd.	1,904	158,527
		5,001,350
Transaction & Payment Processing Services - 0.1%
Adyen NV (a)(d)	329	569,614
Edenred	3,764	252,083
EVERTEC, Inc.	2,279	83,936
GMO Payment Gateway, Inc.	700	54,817
Kakaopay Corp. (a)	382	13,736
Nexi SpA (a)(d)	8,670	68,010
Nuvei Corp. (a)(d)	1,100	32,520
Pagseguro Digital Ltd., Class A (a)	6,923	65,353
StoneCo Ltd., Class A (a)	10,149	129,298
Wise PLC, Class A (a)	9,433	78,930
Worldline SA (a)(d)	3,565	130,526
		1,478,823
	Number of Shares	Fair Value
Water Utilities - 0.0%*
Beijing Enterprises Water Group Ltd.	50,000	$ 11,893
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,100	59,807
Consolidated Water Co. Ltd.	524	12,696
Guangdong Investment Ltd.	48,000	41,456
Severn Trent PLC	3,764	122,838
United Utilities Group PLC	10,203	124,890
		373,580
Wireless Telecommunication Services - 0.3%
Advanced Info Service PCL NVDR	17,107	103,364
America Movil SAB de CV Series B	392,800	425,998
Axiata Group Bhd	32,600	18,541
Bharti Airtel Ltd.	31,792	341,023
CelecomDigi	44,300	39,042
China United Network Communications Ltd., Class A	33,400	22,058
Etihad Etisalat Co.	5,731	73,519
Far EasTone Telecommunications Co. Ltd.	24,000	60,612
Intouch Holdings PCL NVDR	12,300	25,703
Intouch Holdings PCL Series F	6,200	12,940
KDDI Corp.	22,608	697,046
Maxis Bhd	27,100	23,833
Mobile Telecommunications Co. KSCP	33,002	55,818
Mobile Telecommunications Co. Saudi Arabia (a)	8,107	30,606
Mobile TeleSystems PJSC ADR (a)(c)**	6,600	—
Mobile TeleSystems PJSC (c)**	3,970	—
MTN Group Ltd.	24,227	177,345
PLDT, Inc.	960	22,742
Rogers Communications, Inc., Class B	5,300	242,080
SoftBank Corp.	43,600	465,105
SoftBank Group Corp.	15,600	734,468
Taiwan Mobile Co. Ltd.	24,946	76,625
Tele2 AB, Class B	8,398	69,351
TELUS Corp.	360	7,014
TIM SA	10,600	32,125
Turkcell Iletisim Hizmetleri AS	18,021	25,092
Vodacom Group Ltd.	8,794	54,595
Vodafone Group PLC	352,017	332,245
		4,168,890
Total Common Stock (Cost $330,880,916)		340,893,425

See Notes to Schedule of Investments and Notes to Financial Statements.
70	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Preferred Stock - 0.2%
Automobile Manufacturers - 0.1%
Bayerische Motoren Werke AG 8.22%	944	$ 107,554
Dr Ing hc F Porsche AG 0.89% (a)(d)	1,715	213,013
Hyundai Motor Co. 5.56%	595	49,695
Hyundai Motor Co. 5.56%	262	21,684
Porsche Automobil Holding SE 4.64% (a)	2,287	137,811
Volkswagen AG 22.62%	3,164	425,394
		955,151
Commodity Chemicals - 0.0%*
LG Chem Ltd. 2.86%	89	23,909
Diversified Banks - 0.1%
Banco Bradesco SA 6.13%	79,721	271,851
Bancolombia SA 11.89%	4,359	29,218
Itau Unibanco Holding SA 5.39%	69,300	408,273
Itausa SA 5.96%	71,738	143,357
		852,699
Diversified Capital Markets - 0.0%*
Banco BTG Pactual SA 1.90%	4	7
Electric Utilities - 0.0%*
Centrais Eletricas Brasileiras SA 3.36%	4,600	42,453
Cia Energetica de Minas Gerais 8.78%	21,029	56,060
		98,513
Fertilizers & Agricultural Chemicals - 0.0%*
Sociedad Quimica y Minera de Chile SA 11.90%	2,065	150,338
Household Products - 0.0%*
Henkel AG & Co. KGaA 2.52%	2,536	202,783
Integrated Oil & Gas - 0.0%*
Petroleo Brasileiro SA 16.50%	63,700	389,938
Surgutneftegas PJSC 11.33% (c)**	115,200	—
		389,938
Life Sciences Tools & Services - 0.0%*
Sartorius AG 0.45%	391	135,440
Steel - 0.0%*
Gerdau SA 13.66%	16,580	86,165
	Number of Shares	Fair Value
Technology Hardware, Storage & Peripherals - 0.0%*
Samsung Electronics Co. Ltd. 1.82%	11,269	$ 511,379
Total Preferred Stock (Cost $3,256,510)		3,406,322
Warrants - 0.0% *
Rail Transportation - 0.0%
BTS Group Holdings PCL (expiring 07/11/24) (a)	9,760	30
BTS Group Holdings PCL (expiring 20/11/26) (a)	19,520	83
Total Warrants (Cost $0)		113
Total Foreign Equity (Cost $334,137,426)		344,299,860
	Principal Amount
Bonds and Notes - 14.8%
U.S. Treasuries - 8.9%
U.S. Treasury Bonds
1.25% 05/15/50 (e)	$ 200,000	112,500
1.63% 11/15/50 (e)	200,000	124,281
1.88% 02/15/51 - 11/15/51 (e)	575,000	380,445
2.00% 02/15/50 - 08/15/51 (e)	1,000,000	683,938
2.25% 08/15/46 - 02/15/52 (e)	1,115,000	812,587
2.38% 11/15/49 - 05/15/51 (e)	665,000	495,797
2.50% 02/15/45 - 05/15/46 (e)	485,000	374,520
2.75% 11/15/42 - 11/15/47 (e)	675,000	545,719
2.88% 08/15/45 - 05/15/52 (e)	1,135,000	938,783
3.00% 11/15/44 - 08/15/52 (e)	2,350,000	1,986,753
3.13% 02/15/43 - 05/15/48 (e)	800,000	693,078
3.38% 08/15/42 - 11/15/48 (e)	975,000	882,610
3.63% 02/15/44 - 05/15/53 (e)	765,000	731,647
3.88% 02/15/43 - 05/15/43 (e)	250,000	243,906
4.00% 11/15/42 - 11/15/52 (e)	1,175,000	1,185,844
4.25% 05/15/39 - 11/15/40 (e)	200,000	208,578
4.38% 02/15/38 - 05/15/40 (e)	200,000	212,078
4.50% 02/15/36 (e)	100,000	107,844
4.63% 02/15/40 (e)	100,000	108,984
5.25% 02/15/29 (e)	200,000	210,656
5.50% 08/15/28 (e)	200,000	211,844

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	71

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
6.00% 02/15/26 (e)	$ 427,000	$ 440,410
6.13% 08/15/29 (e)	200,000	221,797
6.38% 08/15/27 (e)	200,000	215,266
7.63% 02/15/25 (e)	200,000	207,453
U.S. Treasury Inflation-Indexed Bonds
0.13% 02/15/51 - 02/15/52	1,785,987	1,189,608
0.25% 02/15/50	802,208	561,861
0.63% 02/15/43	798,117	655,624
0.75% 02/15/42 - 02/15/45	2,422,310	2,031,372
0.88% 02/15/47	854,427	717,926
1.00% 02/15/46 - 02/15/49	1,927,006	1,665,146
1.38% 02/15/44	1,119,238	1,055,368
1.50% 02/15/53	520,394	507,087
1.75% 01/15/28	760,100	751,671
2.00% 01/15/26	764,095	754,163
2.13% 02/15/40 - 02/15/41	1,211,840	1,302,082
2.38% 01/15/25 - 01/15/27	2,546,508	2,536,189
2.50% 01/15/29	1,059,548	1,092,107
3.38% 04/15/32	427,200	486,441
3.63% 04/15/28	993,914	1,067,411
3.88% 04/15/29	1,199,276	1,325,838
U.S. Treasury Inflation-Indexed Notes
0.13% 07/15/24 - 01/15/32	25,088,733	23,113,241
0.13% 04/15/25 (e)	1,679,192	1,597,897
0.25% 01/15/25 - 07/15/29	3,663,785	3,434,204
0.38% 07/15/25 - 07/15/27	6,112,118	5,777,176
0.50% 01/15/28	1,930,551	1,806,500
0.63% 01/15/26 - 07/15/32	4,819,865	4,504,130
0.75% 07/15/28	1,794,370	1,701,569
0.88% 01/15/29	1,405,427	1,331,210
1.13% 01/15/33	2,586,355	2,480,915
1.25% 04/15/28	1,921,554	1,859,946
1.63% 10/15/27	2,329,395	2,295,934
U.S. Treasury Notes
0.25% 05/31/25 - 09/30/25	1,600,000	1,455,457
0.38% 04/30/25 - 09/30/27	1,600,000	1,407,851
0.50% 03/31/25 - 02/28/26	1,000,000	911,660
0.63% 11/30/27 - 08/15/30	1,175,000	981,465
0.75% 03/31/26	500,000	451,914
0.88% 11/15/30	300,000	242,812
1.13% 02/28/25 - 02/15/31	1,425,000	1,233,457
1.25% 04/30/28 - 05/31/28	750,000	654,703
1.38% 01/31/25 - 12/31/28	850,000	779,418
1.50% 09/30/24 - 02/15/30	1,700,000	1,555,767
1.50% 10/31/24 (e)	200,000	190,305
1.63% 02/15/26 - 08/15/29	300,000	271,172
1.75% 01/31/29 - 11/15/29	650,000	572,914
1.88% 06/30/26 - 02/15/32	1,100,000	977,015
2.00% 02/15/25 - 11/15/26	1,494,000	1,413,158
2.13% 09/30/24 - 05/31/26	800,000	760,199
2.25% 10/31/24 - 11/15/27	3,290,000	3,109,727
2.38% 08/15/24 - 05/15/29	1,950,000	1,802,656
	Principal Amount	Fair Value
2.50% 01/31/25	$ 750,000	$ 719,736
2.63% 12/31/25 - 07/31/29	1,350,000	1,256,999
2.75% 02/28/25 - 05/31/29	1,550,000	1,463,430
2.88% 11/30/25 - 05/15/32	2,280,000	2,153,142
3.00% 09/30/25	300,000	288,680
3.13% 08/15/25 - 08/31/29	1,250,000	1,194,668
3.25% 08/31/24 - 06/30/29	1,150,000	1,111,926
3.38% 05/15/33	600,000	578,719
3.50% 01/31/28 - 02/15/33	2,475,000	2,407,636
3.63% 03/31/28 - 03/31/30	1,400,000	1,369,340
3.75% 05/31/30 - 06/30/30	700,000	690,539
3.88% 03/31/25 - 11/30/29	2,825,000	2,785,858
4.00% 12/15/25 - 02/28/30	2,250,000	2,230,461
4.13% 01/31/25 - 11/15/32	1,825,000	1,828,744
4.25% 09/30/24 - 10/15/25	950,000	937,789
4.38% 10/31/24	750,000	740,947
4.50% 11/30/24	1,000,000	989,414
4.63% 02/28/25	250,000	248,066
		121,707,678
Agency Mortgage Backed - 2.8%
Federal Farm Credit Banks Funding Corp.
3.38% 08/26/24 (e)	250,000	244,282
Federal Home Loan Banks
1.88% 09/11/26 (e)	500,000	460,650
3.25% 11/16/28 (e)	125,000	119,664
Federal Home Loan Mortgage Corp.
1.50% 04/01/37 - 11/01/51	904,912	721,410
2.00% 01/01/37 - 03/01/52	2,893,076	2,375,356
2.50% 07/01/28 - 05/01/52	2,816,982	2,397,260
3.00% 07/01/30 - 06/01/51	1,564,239	1,421,805
3.50% 03/01/26 - 09/01/52	1,245,689	1,154,009
4.00% 06/01/42 - 08/01/48	394,764	378,197
4.50% 05/01/42 - 11/01/48	73,579	72,131
5.00% 10/01/52 - 12/01/52	216,366	213,203
5.50% 01/01/38 - 04/01/39	134,111	137,889
6.00% 06/01/37 - 11/01/37	123,042	129,617
6.25% 07/15/32 (e)	250,000	292,042
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4.35% 01/25/33 (f)	100,000	98,816
Federal National Mortgage Association
1.50% 04/01/36 - 03/01/51	992,696	825,726
1.75% 07/02/24 (e)	225,000	216,965
2.00% 11/01/35 - 03/01/52	8,040,422	6,708,984
2.13% 04/24/26 (e)	200,000	187,238
2.50% 09/01/28 - 03/01/52	4,163,397	3,584,887
3.00% 04/01/30 - 05/01/52	3,202,647	2,894,529
3.50% 01/01/27 - 02/01/50	1,440,524	1,335,956
4.00% 10/01/41 - 08/01/52	1,352,056	1,287,803
4.50% 10/01/40 - 09/01/49	391,650	384,454

See Notes to Schedule of Investments and Notes to Financial Statements.
72	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
5.00% 12/01/39 - 02/01/53	$ 614,251	$ 604,315
5.50% 12/01/35 - 04/01/38	457,289	466,026
6.00% 03/01/34 - 08/01/37	604,308	633,154
Government National Mortgage Association
2.00% 10/20/50 - 04/20/52	2,050,986	1,727,668
2.50% 07/20/50 - 01/20/52	1,814,071	1,573,922
3.00% 10/15/42 - 12/20/50	1,618,906	1,465,363
3.50% 11/20/43 - 08/20/49	1,230,357	1,154,847
4.00% 12/20/40 - 10/20/52	828,854	796,439
4.50% 05/20/40 - 01/20/53	432,257	421,663
5.00% 08/15/41	462,111	466,369
Government National Mortgage Association, TBA
5.50% 07/20/53 (g)	125,000	124,403
6.00% 07/20/53 (g)	100,000	100,606
Tennessee Valley Authority
3.50% 12/15/42 (e)	100,000	83,745
Uniform Mortgage-Backed Security, TBA
4.50% 07/13/53 (g)	600,000	576,721
		37,838,114
Agency Collateralized Mortgage Obligations - 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.48% 04/25/30	69,643	57,361
1.56% 04/25/30	40,000	33,091
1.87% 01/25/30	58,333	49,548
3.78% 08/25/28	166,954	161,864
3.90% 04/25/28	100,000	97,019
Federal National Mortgage Association-Aces
1.27% 07/25/30	80,000	64,355
1.51% 03/25/31 (f)	145,000	115,868
1.72% 10/25/31 (f)	100,000	80,214
3.16% 06/25/27 (f)	171,827	162,113
		821,433
Asset Backed - 0.0%*
American Express Credit Account Master Trust
0.90% 11/15/26	184,000	172,738
Capital One Multi-Asset Execution Trust
3.49% 05/15/27	100,000	96,631
Carvana Auto Receivables Trust
1.64% 12/10/27	150,000	133,810
Discover Card Execution Note Trust
1.03% 09/15/28	81,000	71,314
		474,493
	Principal Amount	Fair Value
Corporate Notes - 2.7%
3M Co.
3.38% 03/01/29 (e)	$ 25,000	$ 22,940
AbbVie, Inc.
2.95% 11/21/26	25,000	23,363
3.20% 05/14/26	50,000	47,391
3.80% 03/15/25	75,000	72,945
4.25% 11/14/28 - 11/21/49	60,000	53,330
4.30% 05/14/36	50,000	45,975
4.85% 06/15/44	50,000	46,577
4.88% 11/14/48	25,000	23,583
Activision Blizzard, Inc.
2.50% 09/15/50 (e)	50,000	32,113
Adobe, Inc.
3.25% 02/01/25 (e)	70,000	67,959
Advocate Health & Hospitals Corp.
3.39% 10/15/49 (e)	25,000	18,785
AEP Texas, Inc.
3.45% 05/15/51 (e)	35,000	24,992
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45% 04/03/26	250,000	239,010
Aflac, Inc.
2.88% 10/15/26 (e)	100,000	92,632
Agilent Technologies, Inc.
2.75% 09/15/29 (e)	25,000	21,815
Agree LP
4.80% 10/01/32 (e)	15,000	13,945
Air Lease Corp.
3.25% 10/01/29 (e)	100,000	86,705
Air Products & Chemicals, Inc.
2.05% 05/15/30 (e)	10,000	8,498
2.70% 05/15/40 (e)	25,000	18,654
Alabama Power Co.
3.45% 10/01/49 (e)	50,000	36,707
Albemarle Corp.
5.05% 06/01/32 (e)	25,000	24,216
Alexandria Real Estate Equities, Inc.
4.85% 04/15/49 (e)	50,000	42,088
Alibaba Group Holding Ltd.
4.00% 12/06/37 (e)	100,000	83,626
Allegion PLC
3.50% 10/01/29 (e)	15,000	13,286
Allina Health System
2.90% 11/15/51 (e)	10,000	6,545
Ally Financial, Inc.
8.00% 11/01/31 (e)	50,000	51,873
Alphabet, Inc.
0.80% 08/15/27 (e)	50,000	43,300
2.05% 08/15/50 (e)	50,000	31,220
2.25% 08/15/60 (e)	25,000	15,188

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	73

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Altria Group, Inc.
5.80% 02/14/39 (e)	$ 65,000	$ 63,529
Amazon.com, Inc.
1.65% 05/12/28	50,000	43,693
2.10% 05/12/31	50,000	42,031
2.50% 06/03/50	75,000	49,802
3.00% 04/13/25	75,000	72,389
3.15% 08/22/27	50,000	47,050
3.30% 04/13/27	25,000	23,839
3.60% 04/13/32	25,000	23,301
3.95% 04/13/52	25,000	21,739
4.10% 04/13/62	25,000	21,582
4.25% 08/22/57	50,000	45,097
Amcor Flexibles North America, Inc.
4.00% 05/17/25 (e)	15,000	14,508
Ameren Illinois Co.
3.85% 09/01/32 (e)	50,000	46,022
America Movil SAB de CV
6.13% 03/30/40	100,000	106,475
American Airlines Pass-Through Trust
3.15% 08/15/33 (e)	41,864	36,341
American Express Co.
3.00% 10/30/24	100,000	96,730
3.63% 12/05/24	50,000	48,578
American Express Co. (4.42% fixed rate until 08/03/32; 1.76% + SOFR thereafter)
4.42% 08/03/33 (f)	50,000	47,143
American Homes 4 Rent LP
3.63% 04/15/32 (e)	20,000	17,326
American Honda Finance Corp.
0.75% 08/09/24 (e)	50,000	47,462
American International Group, Inc.
2.50% 06/30/25 (e)	17,000	16,025
4.20% 04/01/28 (e)	75,000	72,156
American Tower Corp.
2.40% 03/15/25 (e)	75,000	70,706
3.13% 01/15/27 (e)	150,000	138,295
4.05% 03/15/32 (e)	10,000	9,096
American Water Capital Corp.
3.45% 06/01/29 (e)	50,000	46,407
4.00% 12/01/46 (e)	100,000	80,648
Ameriprise Financial, Inc.
4.50% 05/13/32 (e)	10,000	9,577
AmerisourceBergen Corp.
3.45% 12/15/27 (e)	50,000	46,806
Amgen, Inc.
3.35% 02/22/32 (e)	30,000	26,435
4.20% 03/01/33 (e)	25,000	23,330
4.56% 06/15/48 (e)	50,000	44,369
5.65% 06/15/42 (e)	100,000	100,109
	Principal Amount	Fair Value
Amphenol Corp.
4.35% 06/01/29 (e)	$ 25,000	$ 24,205
Analog Devices, Inc.
3.50% 12/05/26 (e)	75,000	72,248
Anheuser-Busch InBev Worldwide, Inc.
4.00% 04/13/28 (e)	55,000	53,216
8.00% 11/15/39 (e)	150,000	190,062
Aon Corp./Aon Global Holdings PLC
2.05% 08/23/31 (e)	50,000	39,887
2.60% 12/02/31 (e)	35,000	28,905
5.00% 09/12/32 (e)	50,000	49,332
Appalachian Power Co.
4.45% 06/01/45 (e)	100,000	82,618
4.50% 08/01/32 (e)	45,000	42,292
Apple, Inc.
0.55% 08/20/25 (e)	50,000	45,660
1.13% 05/11/25 (e)	50,000	46,587
1.70% 08/05/31 (e)	50,000	41,186
2.80% 02/08/61 (e)	50,000	33,777
3.45% 02/09/45 (e)	50,000	42,074
4.10% 08/08/62 (e)	25,000	21,895
4.38% 05/13/45 (e)	65,000	61,669
Applied Materials, Inc.
1.75% 06/01/30 (e)	75,000	62,650
Aptiv PLC/Aptiv Corp.
2.40% 02/18/25 (e)	20,000	18,990
4.15% 05/01/52 (e)	15,000	11,433
Arch Capital Finance LLC
5.03% 12/15/46 (e)	50,000	44,683
Archer-Daniels-Midland Co.
4.02% 04/16/43 (e)	50,000	42,994
Arizona Public Service Co.
4.25% 03/01/49 (e)	25,000	19,805
Arrow Electronics, Inc.
4.00% 04/01/25 (e)	40,000	38,632
Ascension Health
3.95% 11/15/46 (e)	50,000	42,022
Asian Development Bank
1.00% 04/14/26 (e)	50,000	45,312
1.88% 01/24/30 (e)	75,000	65,270
3.13% 09/26/28 (e)	25,000	23,674
6.22% 08/15/27 (e)	200,000	212,330
Asian Infrastructure Investment Bank
3.75% 09/14/27 (e)	100,000	97,231
Assurant, Inc.
4.90% 03/27/28 (e)	50,000	47,871
AstraZeneca PLC
4.00% 01/17/29 (e)	20,000	19,338
6.45% 09/15/37 (e)	50,000	57,418
AT&T, Inc.
2.25% 02/01/32 (e)	25,000	19,873

See Notes to Schedule of Investments and Notes to Financial Statements.
74	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
3.50% 06/01/41 (e)	$ 50,000	$ 38,415
3.65% 09/15/59 (e)	200,000	139,126
4.75% 05/15/46 (e)	50,000	44,160
Athene Holding Ltd.
3.50% 01/15/31 (e)	10,000	8,237
Atmos Energy Corp.
4.30% 10/01/48 (e)	50,000	43,381
5.45% 10/15/32 (e)	15,000	15,500
Australia & New Zealand Banking Group Ltd.
3.70% 11/16/25 (e)	50,000	48,156
Automatic Data Processing, Inc.
1.70% 05/15/28 (e)	20,000	17,567
AutoNation, Inc.
2.40% 08/01/31 (e)	50,000	38,043
AutoZone, Inc.
3.75% 04/18/29 (e)	50,000	46,217
AvalonBay Communities, Inc.
2.05% 01/15/32 (e)	35,000	28,096
3.90% 10/15/46 (e)	50,000	38,737
Baltimore Gas & Electric Co.
4.55% 06/01/52 (e)	5,000	4,451
Banco Santander SA (4.18% fixed rate until 03/24/27; 2.00% + 1 year CMT Rate thereafter)
4.18% 03/24/28 (e)(f)	100,000	93,714
Bank of America Corp.
4.18% 11/25/27 (e)	50,000	47,515
5.00% 01/21/44 (e)	50,000	48,149
6.11% 01/29/37 (e)	100,000	105,422
Bank of America Corp. (2.57% fixed rate until 10/20/31; 1.21% + SOFR thereafter)
2.57% 10/20/32 (e)(f)	25,000	20,348
Bank of America Corp. (2.88% fixed rate until 10/22/29; 1.45% + 1-month Term SOFR)
2.88% 10/22/30 (e)(f)	100,000	86,124
Bank of America Corp. (3.19% fixed rate until 07/23/29; 1.44% + 1 month Term SOFR)
3.19% 07/23/30 (e)(f)	50,000	44,131
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 month Term SOFR)
3.42% 12/20/28 (e)(f)	107,000	98,372
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 month Term SOFR)
4.24% 04/24/38 (e)(f)	50,000	43,923
	Principal Amount	Fair Value
Bank of America Corp. (4.38% fixed rate until 04/27/27; 1.58% + SOFR thereafter)
4.38% 04/27/28 (e)(f)	$ 50,000	$ 48,073
Bank of America Corp. (4.83% fixed rate until 07/22/25; 1.75% + SOFR thereafter)
4.83% 07/22/26 (e)(f)	250,000	245,607
Bank of Montreal
4.70% 09/14/27 (e)	25,000	24,426
Bank of New York Mellon Corp.
2.50% 01/26/32 (e)	25,000	20,540
3.85% 04/26/29 (e)	25,000	23,763
Bank of New York Mellon Corp. (4.41% fixed rate until 07/24/25; 1.35% + SOFR thereafter)
4.41% 07/24/26 (e)(f)	25,000	24,468
Bank of Nova Scotia
1.95% 02/02/27 (e)	25,000	22,300
2.95% 03/11/27 (e)	50,000	46,366
4.50% 12/16/25 (e)	75,000	72,349
Banner Health
2.34% 01/01/30 (e)	75,000	64,127
Barclays PLC (3.56% fixed rate until 09/23/30; 2.90% + 5 year CMT Rate thereafter)
3.56% 09/23/35 (e)(f)	100,000	79,028
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97% 05/16/29 (e)(f)	100,000	94,615
Barclays PLC (5.09% fixed rate until 06/20/29; 3.05% + 3 month USD LIBOR thereafter)
5.09% 06/20/30 (e)(f)	100,000	90,918
BAT Capital Corp.
3.98% 09/25/50	25,000	16,854
4.39% 08/15/37	50,000	39,955
Baxalta, Inc.
5.25% 06/23/45	75,000	73,681
Becton Dickinson & Co.
3.70% 06/06/27	66,000	62,736
4.30% 08/22/32	10,000	9,493
Bell Telephone Co. of Canada or Bell Canada
4.30% 07/29/49	30,000	25,269
Berkshire Hathaway Finance Corp.
2.88% 03/15/32	25,000	22,020
BHP Billiton Finance USA Ltd.
6.42% 03/01/26	150,000	154,000
Biogen, Inc.
4.05% 09/15/25	100,000	96,826

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	75

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Black Hills Corp.
4.35% 05/01/33	$ 30,000	$ 26,753
BlackRock, Inc.
2.40% 04/30/30	20,000	17,330
3.25% 04/30/29	60,000	55,768
Boardwalk Pipelines LP
3.60% 09/01/32	25,000	21,268
Boeing Co.
3.20% 03/01/29	50,000	44,851
3.75% 02/01/50	25,000	18,773
5.71% 05/01/40	50,000	49,856
Booking Holdings, Inc.
3.60% 06/01/26	75,000	72,335
Boston Properties LP
2.55% 04/01/32	75,000	56,528
3.40% 06/21/29	50,000	42,105
Boston Scientific Corp.
4.55% 03/01/39	50,000	46,382
BP Capital Markets America, Inc.
2.72% 01/12/32	35,000	29,750
2.77% 11/10/50	25,000	16,598
3.94% 09/21/28	25,000	23,956
4.23% 11/06/28	50,000	48,616
Brandywine Operating Partnership LP
4.55% 10/01/29	25,000	18,333
Brighthouse Financial, Inc.
3.85% 12/22/51	50,000	31,881
Bristol-Myers Squibb Co.
3.40% 07/26/29	17,000	15,774
3.55% 03/15/42	15,000	12,423
4.13% 06/15/39	15,000	13,683
British Telecommunications PLC
9.63% 12/15/30	50,000	61,354
Brixmor Operating Partnership LP
3.90% 03/15/27	150,000	137,982
Broadcom, Inc.
3.50% 02/15/41 (d)	50,000	37,429
4.30% 11/15/32	25,000	22,907
Brookfield Corp.
4.00% 01/15/25	75,000	72,805
Brookfield Finance, Inc.
3.90% 01/25/28	50,000	46,345
Brown & Brown, Inc.
4.20% 03/17/32	15,000	13,476
Burlington Northern Santa Fe LLC
5.40% 06/01/41	50,000	51,130
5.75% 05/01/40	75,000	79,362
California Institute of Technology
3.65% 09/01/19	20,000	13,631
	Principal Amount	Fair Value
Camden Property Trust
3.35% 11/01/49	$ 10,000	$ 7,278
4.10% 10/15/28	10,000	9,497
Campbell Soup Co.
2.38% 04/24/30	15,000	12,629
Canadian Imperial Bank of Commerce
3.60% 04/07/32	10,000	8,972
3.95% 08/04/25	25,000	24,181
Canadian National Railway Co.
2.95% 11/21/24	55,000	53,103
3.85% 08/05/32	25,000	23,278
Canadian Pacific Railway Co.
2.05% 03/05/30	20,000	16,786
2.90% 02/01/25	50,000	47,995
4.70% 05/01/48	50,000	45,402
Capital One Financial Corp.
4.20% 10/29/25	75,000	71,875
Capital One Financial Corp. (2.62% fixed rate until 11/02/31; 1.27% + SOFR thereafter)
2.62% 11/02/32 (f)	25,000	19,234
Capital One Financial Corp. (5.25% fixed rate until 07/26/29; 2.60% + SOFR thereafter)
5.25% 07/26/30 (f)	50,000	47,277
Cardinal Health, Inc.
3.50% 11/15/24	75,000	72,566
Carlisle Cos., Inc.
2.20% 03/01/32	50,000	39,470
Carrier Global Corp.
2.24% 02/15/25	65,000	61,526
2.49% 02/15/27	15,000	13,682
3.58% 04/05/50	25,000	18,470
Caterpillar Financial Services Corp.
3.60% 08/12/27	50,000	48,093
Caterpillar, Inc.
3.25% 04/09/50	25,000	19,688
4.30% 05/15/44	75,000	70,251
CDW LLC/CDW Finance Corp.
2.67% 12/01/26	70,000	62,978
Celanese U.S. Holdings LLC
6.17% 07/15/27	25,000	24,948
Celulosa Arauco y Constitucion SA
3.88% 11/02/27	100,000	91,899
Cenovus Energy, Inc.
6.80% 09/15/37	50,000	52,005
CenterPoint Energy Houston Electric LLC
4.45% 10/01/32	50,000	48,201

See Notes to Schedule of Investments and Notes to Financial Statements.
76	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
4.50% 04/01/44	$ 75,000	$ 67,110
Charles Schwab Corp.
3.85% 05/21/25	50,000	48,182
4.63% 03/22/30	50,000	49,016
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80% 04/01/31	65,000	52,389
3.70% 04/01/51	25,000	15,865
4.91% 07/23/25	50,000	49,033
5.25% 04/01/53	25,000	20,178
6.38% 10/23/35	100,000	97,605
Cheniere Corpus Christi Holdings LLC
2.74% 12/31/39	55,000	43,341
Chubb INA Holdings, Inc.
3.15% 03/15/25 (e)	50,000	48,366
4.35% 11/03/45 (e)	50,000	45,271
Church & Dwight Co., Inc.
5.00% 06/15/52	25,000	24,734
CI Financial Corp.
4.10% 06/15/51	50,000	30,368
Cigna Group
2.40% 03/15/30	15,000	12,744
4.13% 11/15/25	75,000	73,036
4.38% 10/15/28	40,000	38,696
4.50% 02/25/26	50,000	48,980
4.80% 08/15/38	30,000	28,317
Cintas Corp. No. 2
3.45% 05/01/25	5,000	4,843
Cisco Systems, Inc.
2.50% 09/20/26	25,000	23,424
5.90% 02/15/39	50,000	55,332
Citigroup, Inc.
3.70% 01/12/26	150,000	143,857
3.88% 03/26/25	50,000	48,310
4.30% 11/20/26	100,000	95,792
4.75% 05/18/46	50,000	42,840
Citigroup, Inc. (2.52% fixed rate until 11/03/31; 1.18% + SOFR thereafter)
2.52% 11/03/32 (f)	35,000	28,209
Citigroup, Inc. (3.06% fixed rate until 01/25/32; 1.35% + SOFR thereafter)
3.06% 01/25/33 (f)	50,000	41,706
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79% 03/17/33 (f)	50,000	44,158
Citigroup, Inc. (4.08% fixed rate until 04/23/28; 1.45% + 1-month Term SOFR)
4.08% 04/23/29 (f)	75,000	70,647
	Principal Amount	Fair Value
Citigroup, Inc. (4.91% fixed rate until 05/24/32; 2.09% + SOFR thereafter)
4.91% 05/24/33 (f)	$ 50,000	$ 48,351
Citizens Financial Group, Inc. (5.64% fixed rate until 05/21/32; 2.75% + 5 year CMT Rate thereafter)
5.64% 05/21/37 (f)	50,000	43,111
Clorox Co.
1.80% 05/15/30	50,000	40,950
CME Group, Inc.
2.65% 03/15/32	20,000	17,002
CNH Industrial Capital LLC
3.95% 05/23/25	10,000	9,679
CNOOC Petroleum North America ULC
6.40% 05/15/37 (e)	25,000	27,722
Coca-Cola Co.
2.50% 06/01/40	45,000	33,867
Colgate-Palmolive Co.
3.25% 08/15/32	15,000	13,761
Comcast Corp.
2.94% 11/01/56	25,000	16,285
3.38% 08/15/25	50,000	48,273
3.55% 05/01/28	50,000	47,375
4.25% 10/15/30	100,000	96,308
4.60% 10/15/38	30,000	27,972
6.50% 11/15/35	50,000	56,132
Comerica, Inc.
4.00% 02/01/29	50,000	41,940
Commonwealth Edison Co.
4.60% 08/15/43	100,000	91,115
Conagra Brands, Inc.
5.40% 11/01/48	75,000	71,483
ConocoPhillips
6.50% 02/01/39	50,000	57,641
Constellation Brands, Inc.
3.50% 05/09/27	25,000	23,702
3.75% 05/01/50	5,000	3,934
4.35% 05/09/27	50,000	48,846
5.25% 11/15/48	15,000	14,403
Consumers Energy Co.
4.05% 05/15/48	50,000	42,158
Cooperatieve Rabobank UA
5.75% 12/01/43	100,000	100,367
Corning, Inc.
3.90% 11/15/49	25,000	18,843
Corp. Andina de Fomento
2.25% 02/08/27 (e)	50,000	44,927
Credit Suisse AG
3.63% 09/09/24	50,000	48,242
3.70% 02/21/25	75,000	71,770
Crown Castle, Inc.
1.35% 07/15/25	50,000	45,779

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	77

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
2.90% 03/15/27	$ 25,000	$ 22,886
3.80% 02/15/28	25,000	23,345
5.20% 02/15/49	50,000	46,229
CSX Corp.
4.25% 03/15/29	50,000	48,449
6.22% 04/30/40	75,000	81,181
CubeSmart LP
4.38% 02/15/29	15,000	14,087
CVS Health Corp.
3.88% 07/20/25	50,000	48,618
Darden Restaurants, Inc.
4.55% 02/15/48	15,000	12,597
Dayton Power & Light Co.
3.95% 06/15/49	15,000	11,685
Deere & Co.
2.75% 04/15/25	25,000	24,020
7.13% 03/03/31	75,000	86,730
Dell International LLC/EMC Corp.
8.35% 07/15/46	75,000	91,829
Deutsche Bank AG (3.55% fixed rate until 09/18/30; 3.04% + SOFR thereafter)
3.55% 09/18/31 (f)	100,000	83,081
Deutsche Telekom International Finance BV
8.75% 06/15/30	50,000	59,894
Devon Energy Corp.
5.00% 06/15/45	25,000	21,690
DH Europe Finance II Sarl
2.60% 11/15/29	75,000	66,023
3.40% 11/15/49	25,000	19,580
Diamondback Energy, Inc.
4.40% 03/24/51	25,000	19,825
Discover Financial Services
3.75% 03/04/25	100,000	95,554
Dollar General Corp.
4.13% 05/01/28	25,000	23,792
Dollar Tree, Inc.
4.00% 05/15/25	50,000	48,443
Dominion Energy, Inc.
3.30% 03/15/25	50,000	47,957
4.25% 06/01/28	50,000	47,821
4.70% 12/01/44	50,000	43,441
Duke Energy Corp. (3.25% fixed rate until 01/15/27; 2.32% + 5 year CMT Rate thereafter)
3.25% 01/15/82 (f)	25,000	18,611
Duke Energy Florida LLC
6.35% 09/15/37	250,000	270,455
DuPont de Nemours, Inc.
5.32% 11/15/38	15,000	14,849
5.42% 11/15/48	40,000	39,524
	Principal Amount	Fair Value
Eagle Materials, Inc.
2.50% 07/01/31	$ 25,000	$ 20,418
eBay, Inc.
1.40% 05/10/26	50,000	45,162
Ecolab, Inc.
2.13% 02/01/32	25,000	20,551
Edison International
5.75% 06/15/27	100,000	100,208
Elevance Health, Inc.
2.38% 01/15/25 (e)	125,000	118,862
4.10% 05/15/32	25,000	23,314
4.38% 12/01/47 (e)	65,000	56,687
4.65% 01/15/43	50,000	45,651
Eli Lilly & Co.
2.25% 05/15/50	50,000	32,647
2.75% 06/01/25	22,000	21,135
3.38% 03/15/29	13,000	12,233
Emera U.S. Finance LP
3.55% 06/15/26	60,000	56,812
Emory University
2.14% 09/01/30	40,000	33,565
Enbridge Energy Partners LP
5.88% 10/15/25	75,000	75,280
Enbridge, Inc.
4.00% 11/15/49	75,000	58,069
Enel Chile SA
4.88% 06/12/28	25,000	24,041
Energy Transfer LP
4.95% 05/15/28	60,000	58,146
6.00% 06/15/48	50,000	47,473
6.50% 02/01/42	50,000	50,552
Enstar Group Ltd.
3.10% 09/01/31	10,000	7,847
Enterprise Products Operating LLC
4.45% 02/15/43	42,000	37,021
Enterprise Products Operating LLC (5.38% fixed rate until 02/15/28; 2.83% + 1-month Term SOFR)
5.38% 02/15/78 (f)	50,000	41,380
Equifax, Inc.
5.10% 12/15/27	25,000	24,743
Equinix, Inc.
2.15% 07/15/30	65,000	52,597
2.63% 11/18/24	65,000	62,158
Equinor ASA
2.88% 04/06/25 (e)	75,000	71,915
ERP Operating LP
4.50% 07/01/44	75,000	65,645
Essential Utilities, Inc.
2.70% 04/15/30	25,000	21,181
Estee Lauder Cos., Inc.
2.38% 12/01/29	20,000	17,287
3.13% 12/01/49	30,000	21,923

See Notes to Schedule of Investments and Notes to Financial Statements.
78	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
European Bank for Reconstruction & Development
1.63% 09/27/24 (e)	$ 25,000	$ 23,893
European Investment Bank
0.38% 12/15/25 - 03/26/26 (e)	150,000	134,300
1.88% 02/10/25 (e)	100,000	95,026
2.75% 08/15/25 (e)	20,000	19,159
Expedia Group, Inc.
3.80% 02/15/28	75,000	70,216
Extra Space Storage LP
3.90% 04/01/29	5,000	4,555
Exxon Mobil Corp.
2.28% 08/16/26	50,000	46,397
2.99% 03/19/25	50,000	48,189
3.04% 03/01/26	50,000	47,820
Fairfax Financial Holdings Ltd.
4.63% 04/29/30	25,000	23,394
Federal Realty OP LP
3.20% 06/15/29	50,000	43,297
Fidelity National Financial, Inc.
4.50% 08/15/28	25,000	23,789
Fidelity National Information Services, Inc.
4.70% 07/15/27	75,000	73,123
5.10% 07/15/32	50,000	48,446
Fifth Third Bancorp (1.71% fixed rate until 11/01/26; 0.69% + SOFR thereafter)
1.71% 11/01/27 (f)	25,000	21,341
Fifth Third Bancorp (4.77% fixed rate until 07/28/29; 2.13% + SOFR thereafter)
4.77% 07/28/30 (f)	25,000	23,392
Fifth Third Bank NA
3.85% 03/15/26	75,000	69,181
Flex Ltd.
4.88% 06/15/29	25,000	23,940
Florida Power & Light Co.
4.13% 02/01/42	50,000	43,877
5.95% 02/01/38	25,000	26,862
Fortune Brands Innovations, Inc.
4.00% 03/25/32	25,000	22,256
Freeport-McMoRan, Inc.
4.63% 08/01/30	25,000	23,612
5.40% 11/14/34	50,000	48,272
FS KKR Capital Corp.
4.13% 02/01/25	25,000	23,748
GATX Corp.
3.50% 03/15/28	25,000	22,803
4.90% 03/15/33	25,000	23,725
General Dynamics Corp.
4.25% 04/01/40	25,000	23,008
	Principal Amount	Fair Value
General Mills, Inc.
2.88% 04/15/30	$ 75,000	$ 66,634
General Motors Co.
5.60% 10/15/32	25,000	24,237
General Motors Financial Co., Inc.
5.00% 04/09/27	15,000	14,606
Georgetown University
2.94% 04/01/50	10,000	6,851
Georgia Power Co.
4.70% 05/15/32	25,000	24,183
Gilead Sciences, Inc.
3.65% 03/01/26	75,000	72,196
4.80% 04/01/44	50,000	47,765
5.65% 12/01/41	50,000	52,555
GlaxoSmithKline Capital PLC
3.38% 06/01/29	75,000	69,640
GlaxoSmithKline Capital, Inc.
3.63% 05/15/25	55,000	53,487
Global Payments, Inc.
5.40% 08/15/32	25,000	24,362
Globe Life, Inc.
4.80% 06/15/32	15,000	14,397
GLP Capital LP/GLP Financing II, Inc.
4.00% 01/15/31	50,000	43,232
5.25% 06/01/25	10,000	9,796
5.38% 04/15/26	20,000	19,589
5.75% 06/01/28	10,000	9,769
Goldman Sachs Group, Inc.
3.75% 02/25/26	100,000	95,991
4.80% 07/08/44	75,000	68,851
6.25% 02/01/41	50,000	53,705
6.75% 10/01/37	100,000	107,521
Goldman Sachs Group, Inc. (2.65% fixed rate until 10/21/31; 1.26% + SOFR thereafter)
2.65% 10/21/32 (f)	30,000	24,437
Goldman Sachs Group, Inc. (4.39% fixed rate until 06/15/26; 1.51% + SOFR thereafter)
4.39% 06/15/27 (f)	15,000	14,576
Hartford Financial Services Group, Inc.
4.30% 04/15/43	100,000	81,505
Hasbro, Inc.
3.90% 11/19/29	50,000	45,284
HCA, Inc.
5.38% 09/01/26	100,000	99,182
5.50% 06/15/47	85,000	79,818
Hershey Co.
2.45% 11/15/29	75,000	65,818
Hess Corp.
5.80% 04/01/47	75,000	72,927

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	79

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Highwoods Realty LP
4.20% 04/15/29	$ 25,000	$ 21,222
Home Depot, Inc.
1.88% 09/15/31	20,000	16,269
2.75% 09/15/51	50,000	33,724
3.00% 04/01/26	50,000	47,842
3.25% 04/15/32	20,000	17,972
3.63% 04/15/52	75,000	59,733
4.20% 04/01/43	50,000	44,691
4.50% 09/15/32	15,000	14,814
Honeywell International, Inc.
5.38% 03/01/41	50,000	51,735
Host Hotels & Resorts LP
3.38% 12/15/29	50,000	42,801
HP, Inc.
4.20% 04/15/32	25,000	22,420
5.50% 01/15/33	15,000	14,733
6.00% 09/15/41	37,000	37,352
HSBC Holdings PLC
5.25% 03/14/44	75,000	67,526
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.61% + 3 month Term SOFR)
4.29% 09/12/26 (f)	50,000	48,080
HSBC Holdings PLC (7.39% fixed rate until 11/03/27; 3.35% + SOFR thereafter)
7.39% 11/03/28 (f)	250,000	263,952
Hubbell, Inc.
3.50% 02/15/28	50,000	46,840
Huntington Bancshares, Inc. (5.02% fixed rate until 05/17/32; 2.05% + SOFR thereafter)
5.02% 05/17/33 (f)	35,000	32,017
Huntsman International LLC
4.50% 05/01/29	20,000	18,312
Hyatt Hotels Corp.
5.75% 04/23/30	25,000	25,083
IDEX Corp.
3.00% 05/01/30	10,000	8,788
Illinois Tool Works, Inc.
2.65% 11/15/26	50,000	46,836
Indiana University Health, Inc. Obligated Group
2.85% 11/01/51	15,000	10,048
ING Groep NV
4.05% 04/09/29	50,000	46,670
Intel Corp.
2.45% 11/15/29	25,000	21,670
3.75% 03/25/27	50,000	48,097
4.15% 08/05/32	25,000	23,831
4.60% 03/25/40	50,000	46,716
4.90% 08/05/52	25,000	23,052
	Principal Amount	Fair Value
Inter-American Development Bank
1.13% 01/13/31 (e)	$ 75,000	$ 60,667
7.00% 06/15/25 (e)	200,000	206,642
Intercontinental Exchange, Inc.
3.00% 06/15/50	15,000	10,406
3.65% 05/23/25	75,000	73,493
4.60% 03/15/33	15,000	14,537
International Bank for Reconstruction & Development
1.25% 02/10/31 (e)	150,000	122,494
2.50% 07/29/25 (e)	100,000	95,396
3.13% 06/15/27 (e)	50,000	47,648
3.63% 09/21/29 (e)	250,000	242,815
International Business Machines Corp.
4.00% 06/20/42	50,000	42,226
6.22% 08/01/27	100,000	104,699
International Finance Corp.
0.38% 07/16/25 (e)	100,000	91,493
International Flavors & Fragrances, Inc.
5.00% 09/26/48	15,000	12,721
Interpublic Group of Cos., Inc.
4.65% 10/01/28	10,000	9,639
Interstate Power & Light Co.
6.25% 07/15/39	75,000	79,199
Invitation Homes Operating Partnership LP
2.70% 01/15/34	15,000	11,389
Jabil, Inc.
4.25% 05/15/27	15,000	14,301
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13% 02/01/28 (d)	50,000	47,972
5.75% 04/01/33 (d)	35,000	32,962
6.50% 12/01/52 (d)	15,000	14,188
Jefferies Financial Group, Inc.
2.75% 10/15/32	35,000	26,926
4.85% 01/15/27	75,000	73,482
John Deere Capital Corp.
1.45% 01/15/31	70,000	55,884
2.35% 03/08/27	25,000	22,891
3.35% 04/18/29	50,000	46,507
3.45% 03/13/25	50,000	48,570
Johnson & Johnson
3.40% 01/15/38	25,000	21,791
Johnson Controls International PLC
6.00% 01/15/36	75,000	77,784
JPMorgan Chase & Co.
3.63% 12/01/27	100,000	93,852
6.40% 05/15/38	100,000	111,599

See Notes to Schedule of Investments and Notes to Financial Statements.
80	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (2.01% fixed rate until 03/13/25; 1.59% + 3-month Term SOFR)
2.01% 03/13/26 (f)	$ 100,000	$ 93,932
JPMorgan Chase & Co. (2.95% fixed rate until 02/24/27; 1.17% + SOFR thereafter)
2.95% 02/24/28 (f)	30,000	27,543
JPMorgan Chase & Co. (3.70% fixed rate until 05/06/29; 1.42% + 3-month Term SOFR)
3.70% 05/06/30 (f)	75,000	68,854
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 month Term SOFR)
3.90% 01/23/49 (f)	25,000	20,203
JPMorgan Chase & Co. (4.08% fixed rate until 04/26/25; 1.32% + SOFR thereafter)
4.08% 04/26/26 (f)	250,000	243,027
JPMorgan Chase & Co. (4.26% fixed rate until 02/22/47; 1.84% + 3-month Term SOFR)
4.26% 02/22/48 (f)	50,000	43,318
JPMorgan Chase & Co. (4.45% fixed rate until 12/05/28; 1.59% + 3-month Term SOFR)
4.45% 12/05/29 (f)	50,000	47,970
JPMorgan Chase & Co. (4.59% fixed rate until 04/26/32; 1.80% + SOFR thereafter)
4.59% 04/26/33 (f)	40,000	38,135
JPMorgan Chase & Co. (5.72% fixed rate until 09/14/32; 2.58% + SOFR thereafter)
5.72% 09/14/33 (f)	75,000	76,099
Kaiser Foundation Hospitals
3.00% 06/01/51	70,000	49,083
Kellogg Co.
4.50% 04/01/46	50,000	44,323
Kemper Corp.
3.80% 02/23/32	25,000	20,723
Kennametal, Inc.
4.63% 06/15/28	25,000	23,797
Kentucky Utilities Co.
4.38% 10/01/45	40,000	33,584
Keurig Dr Pepper, Inc.
4.05% 04/15/32	35,000	32,527
4.42% 05/25/25	75,000	73,614
	Principal Amount	Fair Value
KeyBank NA
3.90% 04/13/29	$ 100,000	$ 78,917
Keysight Technologies, Inc.
3.00% 10/30/29	25,000	21,914
Kilroy Realty LP
3.45% 12/15/24	50,000	47,452
Kimberly-Clark Corp.
2.00% 11/02/31	50,000	41,288
Kimco Realty OP LLC
4.60% 02/01/33	25,000	23,144
Kinder Morgan Energy Partners LP
5.00% 08/15/42	50,000	42,383
KLA Corp.
4.65% 11/01/24	25,000	24,649
4.95% 07/15/52	25,000	24,609
Kraft Heinz Foods Co.
6.88% 01/26/39	150,000	168,715
Kreditanstalt fuer Wiederaufbau
0.38% 07/18/25 (e)	50,000	45,652
0.75% 09/30/30 (e)	75,000	59,617
2.00% 05/02/25 (e)	75,000	71,038
3.88% 06/15/28	150,000	147,441
Kroger Co.
3.95% 01/15/50	50,000	40,027
4.50% 01/15/29	25,000	24,431
Kyndryl Holdings, Inc.
2.70% 10/15/28	75,000	61,037
L3Harris Technologies, Inc.
3.83% 04/27/25	50,000	48,461
4.85% 04/27/35	40,000	38,402
Lam Research Corp.
3.80% 03/15/25	65,000	63,517
Lear Corp.
4.25% 05/15/29	25,000	23,464
Lennar Corp.
5.25% 06/01/26	100,000	99,092
Lloyds Banking Group PLC
4.65% 03/24/26	50,000	47,736
Lockheed Martin Corp.
3.80% 03/01/45	25,000	21,066
4.15% 06/15/53	45,000	39,595
4.70% 05/15/46	50,000	48,235
Lowe's Cos., Inc.
1.70% 10/15/30	45,000	36,072
2.50% 04/15/26	80,000	74,875
2.63% 04/01/31	25,000	21,090
3.00% 10/15/50	30,000	19,654
3.38% 09/15/25	30,000	28,762
4.25% 04/01/52	50,000	40,798
4.65% 04/15/42	25,000	22,275

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	81

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
LYB International Finance III LLC
3.80% 10/01/60	$ 75,000	$ 50,631
M&T Bank Corp. (4.55% fixed rate until 08/16/27; 1.78% + SOFR thereafter)
4.55% 08/16/28 (f)	15,000	14,006
Manulife Financial Corp.
3.70% 03/16/32	50,000	45,488
Marathon Petroleum Corp.
3.63% 09/15/24	50,000	48,698
4.50% 04/01/48	25,000	19,778
Markel Group, Inc.
3.50% 11/01/27	50,000	46,494
Marriott International, Inc.
3.75% 10/01/25	50,000	48,046
5.00% 10/15/27	55,000	54,598
5.75% 05/01/25	40,000	40,106
Martin Marietta Materials, Inc.
3.50% 12/15/27	50,000	46,680
Marvell Technology, Inc.
1.65% 04/15/26	25,000	22,525
Masco Corp.
1.50% 02/15/28	75,000	63,877
Mastercard, Inc.
2.95% 11/21/26	50,000	47,266
McDonald's Corp.
3.50% 07/01/27	25,000	23,795
3.63% 09/01/49	55,000	43,398
3.70% 01/30/26	50,000	48,352
3.80% 04/01/28	50,000	47,923
4.60% 09/09/32	35,000	34,667
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52	95,000	80,574
Merck & Co., Inc.
2.75% 12/10/51	25,000	17,253
3.70% 02/10/45	50,000	42,470
4.00% 03/07/49	40,000	35,363
6.50% 12/01/33	100,000	114,941
Meta Platforms, Inc.
4.45% 08/15/52	75,000	65,312
MetLife, Inc.
4.13% 08/13/42	25,000	20,978
5.00% 07/15/52	30,000	28,289
6.50% 12/15/32	50,000	55,160
Microchip Technology, Inc.
4.25% 09/01/25	75,000	72,677
Micron Technology, Inc.
4.66% 02/15/30	75,000	70,736
Microsoft Corp.
2.68% 06/01/60	50,000	33,489
3.45% 08/08/36	48,000	43,763
4.25% 02/06/47	50,000	48,550
	Principal Amount	Fair Value
Mitsubishi UFJ Financial Group, Inc.
4.05% 09/11/28	$ 100,000	$ 94,789
4.15% 03/07/39	25,000	22,312
Mizuho Financial Group, Inc. (2.84% fixed rate until 07/16/24; 1.24% + SOFR thereafter)
2.84% 07/16/25 (f)	100,000	96,291
Moody's Corp.
3.25% 05/20/50	50,000	35,442
3.75% 03/24/25	50,000	48,632
Morgan Stanley
4.00% 07/23/25	95,000	92,249
4.35% 09/08/26	50,000	48,292
4.38% 01/22/47	75,000	66,996
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48% 09/16/36 (f)	50,000	37,845
Morgan Stanley (2.51% fixed rate until 10/20/31; 1.00% + SOFR thereafter)
2.51% 10/20/32 (f)	75,000	60,513
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (f)	25,000	16,421
Morgan Stanley (4.46% fixed rate until 04/22/38; 1.69% + 3-month Term SOFR)
4.46% 04/22/39 (f)	50,000	44,553
Morgan Stanley (4.89% fixed rate until 07/20/32; 2.08% + SOFR thereafter)
4.89% 07/20/33 (f)	60,000	57,712
Morgan Stanley (6.14% fixed rate until 10/16/25; 1.77% + SOFR thereafter)
6.14% 10/16/26 (f)	250,000	252,735
Motorola Solutions, Inc.
5.60% 06/01/32	50,000	49,664
MPLX LP
4.80% 02/15/29	70,000	67,613
4.95% 09/01/32	50,000	47,755
5.50% 02/15/49	50,000	45,563
Nasdaq, Inc.
3.25% 04/28/50	20,000	13,531
National Australia Bank Ltd.
3.50% 06/09/25	100,000	96,599
National Fuel Gas Co.
4.75% 09/01/28	50,000	47,363
National Rural Utilities Cooperative Finance Corp.
1.35% 03/15/31	50,000	38,102
3.45% 06/15/25	15,000	14,426
4.40% 11/01/48	10,000	8,528

See Notes to Schedule of Investments and Notes to Financial Statements.
82	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
NatWest Group PLC (3.75% fixed rate until 11/01/24; 2.10% + 5 year CMT Rate thereafter)
3.75% 11/01/29 (f)	$ 100,000	$ 93,822
NatWest Group PLC (4.89% fixed rate until 05/18/28; 1.75% + 3 month USD LIBOR thereafter)
4.89% 05/18/29 (f)	100,000	95,108
New York & Presbyterian Hospital
2.26% 08/01/40	25,000	16,919
3.95% 08/01/19	35,000	25,299
Newmont Corp.
2.60% 07/15/32	50,000	40,823
NextEra Energy Capital Holdings, Inc.
3.50% 04/01/29	50,000	45,771
4.26% 09/01/24	15,000	14,750
Nomura Holdings, Inc.
5.10% 07/03/25	50,000	49,082
Nordic Investment Bank
0.38% 09/11/25 (e)	75,000	68,182
Norfolk Southern Corp.
3.16% 05/15/55	50,000	34,242
3.70% 03/15/53	25,000	19,357
3.80% 08/01/28	30,000	28,410
3.94% 11/01/47	35,000	28,309
Northern Trust Corp.
1.95% 05/01/30	40,000	32,906
Northrop Grumman Corp.
2.93% 01/15/25	50,000	48,068
5.15% 05/01/40	75,000	73,914
Northwell Healthcare, Inc.
3.81% 11/01/49	50,000	37,601
Northwestern University
3.66% 12/01/57	10,000	8,263
Novartis Capital Corp.
4.40% 05/06/44	50,000	47,973
Nucor Corp.
3.13% 04/01/32	10,000	8,657
Nutrien Ltd.
5.88% 12/01/36	75,000	75,958
NVIDIA Corp.
1.55% 06/15/28	50,000	43,663
NXP BV/NXP Funding LLC
5.55% 12/01/28	100,000	100,781
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.13% 02/15/42	75,000	52,514
Oesterreichische Kontrollbank AG
1.50% 02/12/25 (e)	50,000	47,146
2.88% 05/23/25 (e)	25,000	23,994
	Principal Amount	Fair Value
Oglethorpe Power Corp.
4.50% 04/01/47	$ 15,000	$ 12,385
OhioHealth Corp.
2.83% 11/15/41	25,000	18,085
Oklahoma Gas & Electric Co.
3.30% 03/15/30	50,000	44,899
Omega Healthcare Investors, Inc.
5.25% 01/15/26	150,000	144,264
Omnicom Group, Inc.
4.20% 06/01/30	75,000	70,253
Oncor Electric Delivery Co. LLC
4.15% 06/01/32	20,000	19,046
4.60% 06/01/52	50,000	45,795
ONE Gas, Inc.
4.50% 11/01/48	20,000	17,214
ONEOK Partners LP
6.13% 02/01/41	62,000	59,943
ONEOK, Inc.
4.35% 03/15/29	50,000	46,525
4.50% 03/15/50	50,000	38,168
Oracle Corp.
3.25% 05/15/30	50,000	44,580
3.60% 04/01/40	50,000	38,690
4.30% 07/08/34	75,000	68,119
4.50% 07/08/44	75,000	62,719
Orange SA
9.00% 03/01/31	50,000	61,432
ORIX Corp.
5.20% 09/13/32	100,000	101,344
Otis Worldwide Corp.
2.06% 04/05/25	50,000	47,143
Owens Corning
3.88% 06/01/30	25,000	22,875
Pacific Gas & Electric Co.
3.25% 06/01/31	60,000	48,831
3.50% 08/01/50	50,000	31,890
4.40% 03/01/32	25,000	21,702
6.10% 01/15/29	100,000	98,442
PacifiCorp
6.25% 10/15/37	203,000	202,945
Paramount Global
5.85% 09/01/43	25,000	21,322
Parker-Hannifin Corp.
4.00% 06/14/49	20,000	16,629
PeaceHealth Obligated Group
3.22% 11/15/50	25,000	16,848
PepsiCo, Inc.
2.75% 03/19/30	50,000	45,004
3.45% 10/06/46	25,000	20,645
3.50% 07/17/25	150,000	145,939
Pfizer, Inc.
4.13% 12/15/46	50,000	44,951

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	83

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
4.30% 06/15/43	$ 50,000	$ 46,211
Philip Morris International, Inc.
1.75% 11/01/30	75,000	59,332
3.38% 08/15/29	50,000	45,162
3.88% 08/21/42	42,000	33,293
Phillips 66 Co.
3.15% 12/15/29	50,000	43,644
Pioneer Natural Resources Co.
1.13% 01/15/26	50,000	45,077
PNC Bank NA
3.10% 10/25/27	100,000	91,617
PNC Financial Services Group, Inc.
2.60% 07/23/26	50,000	46,176
PNC Financial Services Group, Inc. (4.63% fixed rate until 06/06/32; 1.85% + SOFR thereafter)
4.63% 06/06/33 (f)	25,000	22,980
President & Fellows of Harvard College
3.15% 07/15/46	50,000	38,553
Principal Financial Group, Inc.
3.40% 05/15/25	50,000	47,860
Procter & Gamble Co.
2.45% 11/03/26	75,000	70,249
5.55% 03/05/37	75,000	83,661
Progressive Corp.
4.20% 03/15/48	50,000	42,734
Prologis LP
2.25% 01/15/32	50,000	40,410
4.38% 02/01/29	65,000	62,411
Providence St Joseph Health Obligated Group
3.93% 10/01/48	20,000	15,751
Public Service Co. of Colorado
3.70% 06/15/28	50,000	47,426
4.10% 06/15/48	30,000	24,498
Public Service Electric & Gas Co.
3.20% 08/01/49	40,000	29,596
3.80% 03/01/46	75,000	60,693
Puget Energy, Inc.
3.65% 05/15/25	50,000	47,839
QUALCOMM, Inc.
3.25% 05/20/50	65,000	48,855
4.25% 05/20/32	10,000	9,745
4.65% 05/20/35	50,000	49,970
Raymond James Financial, Inc.
3.75% 04/01/51	75,000	56,742
Raytheon Technologies Corp.
3.95% 08/16/25	15,000	14,696
4.63% 11/16/48	15,000	13,988
	Principal Amount	Fair Value
Realty Income Corp.
3.10% 12/15/29	$ 25,000	$ 21,910
3.25% 01/15/31	75,000	65,581
Regency Centers LP
4.13% 03/15/28	25,000	23,349
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30	45,000	35,867
Reliance Steel & Aluminum Co.
1.30% 08/15/25	55,000	50,262
RELX Capital, Inc.
4.00% 03/18/29	25,000	23,910
RenaissanceRe Holdings Ltd.
3.60% 04/15/29	25,000	22,224
Revvity, Inc.
2.25% 09/15/31	35,000	28,124
3.30% 09/15/29	15,000	13,416
Rio Tinto Finance USA Ltd.
5.20% 11/02/40	50,000	50,488
Rockwell Automation, Inc.
3.50% 03/01/29	45,000	42,359
Rogers Communications, Inc.
4.50% 03/15/42 (d)	10,000	8,298
7.50% 08/15/38	150,000	165,472
Roper Technologies, Inc.
3.80% 12/15/26	75,000	71,765
Ross Stores, Inc.
4.60% 04/15/25	50,000	49,002
Royal Bank of Canada
3.88% 05/04/32	50,000	45,818
4.24% 08/03/27	50,000	48,292
RPM International, Inc.
4.25% 01/15/48	50,000	38,432
Ryder System, Inc.
1.75% 09/01/26	15,000	13,362
4.30% 06/15/27	10,000	9,621
S&P Global, Inc.
2.45% 03/01/27	75,000	69,233
3.70% 03/01/52	50,000	40,936
Sabine Pass Liquefaction LLC
5.63% 03/01/25	135,000	134,549
Sabra Health Care LP
3.90% 10/15/29	25,000	20,447
Safehold GL Holdings LLC
2.85% 01/15/32	25,000	19,177
Salesforce, Inc.
2.70% 07/15/41	50,000	36,633
3.05% 07/15/61	25,000	17,016
Sempra Energy
3.80% 02/01/38	25,000	20,712
Shell International Finance BV
4.38% 05/11/45	50,000	45,055
6.38% 12/15/38	50,000	56,039

See Notes to Schedule of Investments and Notes to Financial Statements.
84	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Sherwin-Williams Co.
3.95% 01/15/26	$ 100,000	$ 96,904
Snap-on, Inc.
3.10% 05/01/50	15,000	11,121
Sonoco Products Co.
3.13% 05/01/30	75,000	65,416
Southern California Edison Co.
3.45% 02/01/52	25,000	17,896
3.60% 02/01/45	50,000	36,620
4.20% 03/01/29	25,000	23,769
Southern California Gas Co.
2.55% 02/01/30	50,000	43,044
Southern Co.
4.48% 08/01/24 (h)	75,000	73,644
Southwest Airlines Co.
3.00% 11/15/26	50,000	45,946
Southwest Gas Corp.
4.05% 03/15/32	15,000	13,500
Southwestern Electric Power Co.
3.25% 11/01/51	25,000	16,790
Spirit Realty LP
2.70% 02/15/32	30,000	22,920
Stanley Black & Decker, Inc.
3.40% 03/01/26	75,000	71,113
Starbucks Corp.
3.00% 02/14/32	45,000	39,069
3.75% 12/01/47	35,000	27,700
3.80% 08/15/25	50,000	48,426
Stryker Corp.
4.63% 03/15/46	25,000	23,266
Sumitomo Mitsui Financial Group, Inc.
1.47% 07/08/25	50,000	45,952
2.14% 09/23/30	25,000	19,891
3.01% 10/19/26	100,000	92,538
3.35% 10/18/27	50,000	46,111
4.31% 10/16/28	25,000	23,662
Suncor Energy, Inc.
6.85% 06/01/39	50,000	53,726
Suzano Austria GmbH
3.75% 01/15/31	55,000	46,972
Synchrony Financial
3.95% 12/01/27	25,000	21,777
Sysco Corp.
3.25% 07/15/27	75,000	70,088
6.60% 04/01/40	50,000	54,041
Tampa Electric Co.
4.30% 06/15/48	25,000	20,892
Tapestry, Inc.
3.05% 03/15/32	25,000	19,974
Target Corp.
2.25% 04/15/25	50,000	47,684
	Principal Amount	Fair Value
4.50% 09/15/32	$ 25,000	$ 24,408
Teck Resources Ltd.
6.25% 07/15/41	25,000	25,190
Telefonica Emisiones SA
7.05% 06/20/36	50,000	54,640
TELUS Corp.
4.60% 11/16/48	50,000	42,890
Tennessee Gas Pipeline Co. LLC
7.00% 10/15/28	200,000	210,990
Texas Instruments, Inc.
3.65% 08/16/32	15,000	13,945
3.88% 03/15/39	50,000	44,841
Textron, Inc.
3.90% 09/17/29	50,000	45,910
Thermo Fisher Scientific, Inc.
1.75% 10/15/28	20,000	17,231
Time Warner Cable LLC
4.50% 09/15/42	75,000	55,977
7.30% 07/01/38	50,000	50,973
Timken Co.
4.50% 12/15/28	20,000	19,046
T-Mobile USA, Inc.
3.60% 11/15/60	45,000	31,590
Toronto-Dominion Bank
0.75% 09/11/25	50,000	45,257
1.95% 01/12/27	50,000	44,991
Tosco Corp.
8.13% 02/15/30	150,000	174,586
TotalEnergies Capital International SA
3.39% 06/29/60	50,000	36,685
Toyota Motor Credit Corp.
3.00% 04/01/25	50,000	48,176
4.55% 09/20/27	25,000	24,670
Trane Technologies Luxembourg Finance SA
4.50% 03/21/49	50,000	44,311
TransCanada PipeLines Ltd.
1.00% 10/12/24	30,000	28,218
5.85% 03/15/36	150,000	149,677
Travelers Cos., Inc.
4.00% 05/30/47	50,000	42,065
Truist Bank
3.30% 05/15/26	100,000	91,669
Truist Financial Corp.
1.95% 06/05/30	25,000	19,878
2.50% 08/01/24	50,000	48,221
Truist Financial Corp. (4.92% fixed rate until 07/28/32; 2.24% + SOFR thereafter)
4.92% 07/28/33 (f)	25,000	22,832
Tucson Electric Power Co.
4.85% 12/01/48	50,000	44,191

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	85

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
TWDC Enterprises 18 Corp.
3.00% 07/30/46	$ 75,000	$ 53,895
Tyco Electronics Group SA
2.50% 02/04/32	45,000	37,816
Tyson Foods, Inc.
4.00% 03/01/26	15,000	14,490
4.88% 08/15/34	45,000	43,353
U.S. Bancorp
3.95% 11/17/25	50,000	48,098
U.S. Bancorp (4.55% fixed rate until 07/22/27; 1.66% + SOFR thereafter)
4.55% 07/22/28 (f)	25,000	23,936
UBS Group AG
4.88% 05/15/45	50,000	43,207
Unilever Capital Corp.
2.90% 05/05/27	50,000	46,764
3.50% 03/22/28	75,000	71,832
Union Electric Co.
3.50% 03/15/29	25,000	23,044
3.65% 04/15/45	35,000	27,106
Union Pacific Corp.
2.80% 02/14/32	15,000	12,942
3.38% 02/14/42	10,000	8,002
3.55% 08/15/39	15,000	12,561
3.95% 08/15/59	20,000	16,252
4.95% 09/09/52	50,000	49,675
United Airlines Pass-Through Trust
5.88% 04/15/29	122,176	121,292
UnitedHealth Group, Inc.
3.70% 12/15/25	110,000	106,103
3.75% 10/15/47	25,000	20,559
3.88% 12/15/28	15,000	14,391
4.45% 12/15/48	10,000	9,114
4.63% 07/15/35	45,000	44,025
5.95% 02/15/41	125,000	135,226
6.88% 02/15/38	50,000	59,637
University of Notre Dame du Lac
3.39% 02/15/48	25,000	20,369
Vale Overseas Ltd.
6.88% 11/10/39	75,000	78,683
Valero Energy Corp.
6.63% 06/15/37	50,000	53,683
Ventas Realty LP
3.50% 02/01/25	150,000	143,661
VeriSign, Inc.
2.70% 06/15/31	30,000	24,983
Verisk Analytics, Inc.
4.13% 03/15/29	60,000	57,276
Verizon Communications, Inc.
2.88% 11/20/50	50,000	32,556
3.88% 02/08/29 - 03/01/52	105,000	83,164
4.02% 12/03/29	50,000	46,642
	Principal Amount	Fair Value
4.33% 09/21/28	$ 34,000	$ 32,761
VF Corp.
2.95% 04/23/30	75,000	61,720
VMware, Inc.
4.50% 05/15/25	25,000	24,473
Vodafone Group PLC
4.25% 09/17/50	75,000	60,197
Vulcan Materials Co.
4.70% 03/01/48	50,000	44,640
W R Berkley Corp.
4.00% 05/12/50	20,000	15,682
Wachovia Corp.
5.50% 08/01/35	100,000	97,956
Walmart, Inc.
3.25% 07/08/29	40,000	37,515
Walt Disney Co.
3.38% 11/15/26	50,000	47,578
3.60% 01/13/51	25,000	19,894
4.70% 03/23/50	50,000	47,803
Warnermedia Holdings, Inc.
3.64% 03/15/25	50,000	48,236
3.76% 03/15/27	75,000	69,980
4.28% 03/15/32	40,000	35,443
5.05% 03/15/42	15,000	12,584
5.39% 03/15/62	15,000	12,191
Waste Connections, Inc.
3.50% 05/01/29	50,000	46,045
Waste Management, Inc.
2.00% 06/01/29	25,000	21,385
Wells Fargo & Co.
4.15% 01/24/29	100,000	94,763
4.40% 06/14/46	50,000	40,740
Wells Fargo & Co. (4.90% fixed rate until 07/25/32; 2.10% + SOFR thereafter)
4.90% 07/25/33 (f)	60,000	57,515
Welltower OP LLC
4.13% 03/15/29	75,000	69,565
Western Digital Corp.
3.10% 02/01/32	30,000	22,208
Westlake Corp.
4.38% 11/15/47	50,000	39,495
Westpac Banking Corp.
1.95% 11/20/28	25,000	21,444
3.74% 08/26/25	50,000	48,257
Whirlpool Corp.
4.70% 05/14/32	15,000	14,400
Williams Cos., Inc.
5.75% 06/24/44	65,000	63,404
Wisconsin Electric Power Co.
4.30% 10/15/48	10,000	8,640
Wisconsin Public Service Corp.
3.30% 09/01/49	20,000	14,397

See Notes to Schedule of Investments and Notes to Financial Statements.
86	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
WP Carey, Inc.
3.85% 07/15/29	$ 50,000	$ 45,290
Zimmer Biomet Holdings, Inc.
3.55% 04/01/25	50,000	48,224
Zoetis, Inc.
3.00% 05/15/50	70,000	49,058
		36,777,318
Non-Agency Collateralized Mortgage Obligations - 0.1%
Bank
2.98% 11/15/62	50,000	43,242
3.01% 09/15/62	50,000	42,798
BBCMS Mortgage Trust
2.69% 11/15/54	150,000	123,768
4.31% 12/15/51	50,000	47,026
Benchmark Mortgage Trust
2.58% 04/15/54	150,000	119,215
Citigroup Commercial Mortgage Trust
2.87% 08/10/56	100,000	85,825
4.03% 05/10/47	100,000	96,918
COMM Mortgage Trust
3.18% 02/10/48	150,000	142,928
CSAIL Commercial Mortgage Trust
3.45% 09/15/50	150,000	135,955
GS Mortgage Securities Trust
2.78% 10/10/49	44,204	42,169
3.97% 02/10/52	50,000	45,870
JPMBB Commercial Mortgage Securities Trust
3.80% 09/15/47	75,000	72,482
Morgan Stanley Bank of America Merrill Lynch Trust
3.72% 12/15/49	89,000	82,601
Morgan Stanley Capital I Trust
3.60% 12/15/49	150,000	138,682
UBS Commercial Mortgage Trust
4.07% 12/15/51	40,223	37,378
Wells Fargo Commercial Mortgage Trust
2.73% 02/15/53	100,000	84,089
3.73% 05/15/52	175,000	158,153
		1,499,099
Sovereign Bonds - 0.1%
Chile Government International Bonds
3.86% 06/21/47 (e)	100,000	81,947
Export Development Canada
3.00% 05/25/27 (e)	50,000	47,397
Export-Import Bank of Korea
1.13% 12/29/26 (e)	200,000	173,114
	Principal Amount	Fair Value
Indonesia Government International Bonds
3.05% 03/12/51 (e)	$ 100,000	$ 73,330
4.75% 02/11/29 (e)	100,000	99,618
Israel Government International Bonds
3.88% 07/03/50 (e)	100,000	82,308
Japan Bank for International Cooperation
1.25% 01/21/31 (e)	150,000	118,740
2.88% 07/21/27 (e)	100,000	93,255
Korea Development Bank
2.13% 10/01/24 (e)	100,000	95,875
Korea International Bonds
1.75% 10/15/31 (e)	100,000	83,293
Mexico Government International Bonds
3.75% 01/11/28 (e)	100,000	95,150
4.75% 03/08/44 (e)	52,000	44,634
4.88% 05/19/33 (e)	100,000	95,569
6.05% 01/11/40 (e)	55,000	55,857
Panama Government International Bonds
3.87% 07/23/60 (e)	50,000	33,080
6.70% 01/26/36 (e)	75,000	80,235
Peruvian Government International Bonds
3.00% 01/15/34 (e)	29,000	24,066
3.23% 07/28/21 (e)	25,000	15,077
6.55% 03/14/37 (e)	47,000	52,685
Philippines Government International Bonds
2.95% 05/05/45 (e)	100,000	71,859
10.63% 03/16/25 (e)	250,000	273,812
Uruguay Government International Bonds
5.10% 06/18/50 (e)	50,000	49,940
		1,840,841
Municipal Bonds and Notes - 0.1%
Board of Regents of the University of Texas System, TX
4.79% 08/15/46	100,000	100,874
Chicago O'Hare International Airport, IL
4.47% 01/01/49	100,000	93,213
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, IL
6.90% 12/01/40	75,000	85,008
Commonwealth of Massachusetts, MA
4.50% 08/01/31	100,000	97,391
Dallas Area Rapid Transit, TX
5.02% 12/01/48	50,000	51,469

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	87

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Dallas Fort Worth International Airport, TX
4.09% 11/01/51	$ 5,000	$ 4,409
Los Angeles Department of Water & Power, CA
6.60% 07/01/50	90,000	111,383
Los Angeles Unified School District, CA
5.76% 07/01/29	110,000	113,111
New York City Municipal Water Finance Authority, NY
6.01% 06/15/42	50,000	57,062
New York State Dormitory Authority, NY
3.14% 07/01/43	50,000	40,498
New York State Urban Development Corp., NY
3.90% 03/15/33	25,000	23,368
North Texas Tollway Authority, TX
6.72% 01/01/49	100,000	124,146
Port Authority of New York & New Jersey, NY
5.31% 08/01/46	125,000	125,312
Regents of the University of California Medical Center Pooled Revenue, CA
6.58% 05/15/49	100,000	116,707
Sales Tax Securitization Corp., IL
4.64% 01/01/40	25,000	23,851
San Joaquin Hills Transportation Corridor Agency, CA
3.49% 01/15/50	100,000	78,256
South Carolina Public Service Authority, SC
6.45% 01/01/50	50,000	55,918
State of California, CA
2.50% 10/01/29	100,000	88,226
	Principal Amount	Fair Value
7.60% 11/01/40	$ 50,000	$ 63,834
Texas Transportation Commission, TX
2.56% 04/01/42	80,000	60,884
		1,514,920
Total Bonds and Notes (Cost $222,328,227)		202,473,896
	Number of Shares
Exchange Traded & Mutual Funds - 12.0%
SPDR Bloomberg High Yield Bond ETF (i)	596,168	54,865,341
SPDR Bloomberg International Treasury Bond ETF (i)	2,424,748	54,678,068
SPDR Gold Shares (a)(i)	112,993	20,143,262
SPDR Portfolio Aggregate Bond ETF (i)	268,144	6,802,813
SPDR Portfolio Long Term Treasury ETF (i)	922,192	27,573,541
Total Exchange Traded & Mutual Funds (Cost $163,829,650)		164,063,025
Total Investments in Securities (Cost $1,255,195,543)		1,297,987,666
Short-Term Investments - 5.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.07% (i)(j) (Cost $70,735,502)	70,735,502	70,735,502
Total Investments (Cost $1,325,931,045)		1,368,723,168
Other Assets and Liabilities, net - 0.1%		2,001,623
NET ASSETS - 100.0%		$ 1,370,724,791

Other Information:
The Fund had the following long futures contracts open at June 30, 2023:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	September 2023	40	$ 4,267,631	$ 4,311,000	$ 43,369
S&P/Toronto Stock Exchange 60 Index	September 2023	2	362,468	368,366	5,898
MSCI Emerging Markets Index Futures	September 2023	20	1,004,834	997,900	(6,934)
E-mini Russell 2000 Index Futures	September 2023	45	4,278,709	4,283,325	4,616
E-mini Russell 1000 Index Futures	September 2023	16	1,910,533	1,966,720	56,187
					$ 103,136
During the year ended June 30, 2023, the average notional value related to long futures contracts was $14,212,134.
See Notes to Schedule of Investments and Notes to Financial Statements.
88	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Directors. Security value is determined based on level 3 inputs.
(d)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to $8,709,747 or 0.64% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(e)	At June 30, 2023, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBAs.
(f)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(g)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(h)	Step coupon bond.
(i)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(j)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2023.
*	Less than 0.05%.
**	Amount is less than $0.50.
Abbreviations:
ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
GDR - Global Depositary Receipt
LIBOR - London Interbank Offered Rate
NVDR - Non-Voting Depositary Receipt
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$ 569,962,187	$ 17,188,698	$ —(a)	$ 587,150,885
Foreign Equity	45,057,044	299,238,714	4,102	344,299,860
U.S. Treasuries	—	121,707,678	—	121,707,678
Agency Mortgage Backed	—	37,838,114	—	37,838,114
Agency Collateralized Mortgage Obligations	—	821,433	—	821,433
Asset Backed	—	474,493	—	474,493
Corporate Notes	—	36,777,318	—	36,777,318
Non-Agency Collateralized Mortgage Obligations	—	1,499,099	—	1,499,099
Sovereign Bonds	—	1,840,841	—	1,840,841
Municipal Bonds and Notes	—	1,514,920	—	1,514,920
Exchange Traded & Mutual Funds	164,063,025	—	—	164,063,025
Short-Term Investments	70,735,502	—	—	70,735,502
Total Investments in Securities	$ 849,817,758	$ 518,901,308	$ 4,102	$ 1,368,723,168
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 110,070	$ —	$ —	$ 110,070
Long Futures Contracts - Unrealized Depreciation	(6,934)	—	—	(6,934)
Total Other Financial Instruments	$ 103,136	$ —	$ —	$ 103,136

(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2023.
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	89

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
The Fund was invested in the following countries/territories at June 30, 2023 (unaudited):
Country/Territory	Percentage (based on Fair Value)
United States	74.12%
Japan	3.95%
China	2.15%
Canada	2.12%
United Kingdom	2.09%
France	1.84%
Germany	1.51%
Australia	1.37%
Switzerland	1.09%
Taiwan	1.06%
India	1.00%
Netherlands	0.98%
Republic of Korea	0.89%
Denmark	0.53%
Sweden	0.52%
Spain	0.45%
Brazil	0.45%
Hong Kong	0.42%
Italy	0.38%
Saudi Arabia	0.29%
Singapore	0.29%
South Africa	0.25%
Mexico	0.24%
Finland	0.19%
Belgium	0.15%
Thailand	0.15%
Indonesia	0.15%
Ireland	0.14%
Supranational	0.12%
Norway	0.11%
Israel	0.11%
Malaysia	0.09%
United Arab Emirates	0.09%
Philippines	0.07%
Chile	0.06%
Qatar	0.06%
Country/Territory	Percentage (based on Fair Value)
Kuwait	0.06%
Poland	0.06%
Austria	0.04%
New Zealand	0.04%
Turkey	0.04%
Greece	0.03%
Bermuda	0.03%
Portugal	0.03%
Luxembourg	0.03%
Macau	0.02%
Puerto Rico	0.02%
Peru	0.02%
Hungary	0.02%
Zambia	0.02%
Czech Republic	0.01%
Panama	0.01%
Monaco	0.01%
Ghana	0.01%
Colombia	0.01%
Cameroon	0.01%
Burkina Faso	0.00%***
Jordan	0.00%***
Uruguay	0.00%***
Cayman Islands	0.00%***
Egypt	0.00%***
Romania	0.00%***
Bahamas	0.00%***
UAE	0.00%***
Guernsey	0.00%***
Malta	0.00%***
Gibraltar	0.00%***
Russian Federation	0.00%***
100.00%

***	Less than 0.005%.

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2023:
Industry	Domestic	Foreign	Total
Exchange Traded Funds	11.99%	0.00%	11.99%
Diversified Banks	0.85%	3.17%	4.02%
Pharmaceuticals	1.97%	1.22%	3.19%
Technology Hardware, Storage & Peripherals	2.64%	0.50%	3.14%
Semiconductors	2.20%	0.78%	2.98%
Systems Software	2.75%	0.03%	2.78%
Interactive Media & Services	1.80%	0.40%	2.20%
Application Software	1.30%	0.33%	1.63%
Broadline Retail	1.07%	0.49%	1.56%
Automobile Manufacturers	0.79%	0.73%	1.52%
Integrated Oil & Gas	0.65%	0.81%	1.46%
Biotechnology	1.32%	0.11%	1.43%
See Notes to Schedule of Investments and Notes to Financial Statements.
90	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
Industry	Domestic	Foreign	Total
Healthcare Equipment	1.08%	0.20%	1.28%
Electric Utilities	0.61%	0.45%	1.06%
Packaged Foods & Meats	0.74%	0.30%	1.04%
Transaction & Payment Processing Services	0.92%	0.11%	1.03%
Aerospace & Defense	0.64%	0.31%	0.95%
Industrial Machinery & Supplies & Components	0.54%	0.36%	0.90%
Semiconductor Materials & Equipment	0.37%	0.51%	0.88%
Apparel, Accessories & Luxury Goods	0.09%	0.66%	0.75%
Oil & Gas Exploration & Production	0.55%	0.20%	0.75%
Life Sciences Tools & Services	0.61%	0.12%	0.73%
Restaurants	0.50%	0.23%	0.73%
Life & Health Insurance	0.18%	0.55%	0.73%
Regional Banks	0.68%	0.05%	0.73%
IT Consulting & Other Services	0.38%	0.29%	0.67%
Integrated Telecommunication Services	0.25%	0.42%	0.67%
Specialty Chemicals	0.33%	0.33%	0.66%
Electrical Components & Equipment	0.44%	0.21%	0.65%
Multi-Sector Holdings	0.55%	0.11%	0.66%
Industrial Conglomerates	0.27%	0.37%	0.64%
Trading Companies & Distributors	0.26%	0.37%	0.63%
Managed Healthcare	0.60%	0.00%	0.60%
Household Products	0.46%	0.12%	0.58%
Soft Drinks & Non-alcoholic Beverages	0.51%	0.07%	0.58%
Consumer Staples Merchandise Retail	0.52%	0.06%	0.58%
Property & Casualty Insurance	0.38%	0.21%	0.59%
Financial Exchanges & Data	0.38%	0.20%	0.58%
Asset Management & Custody Banks	0.39%	0.18%	0.57%
Diversified Metals & Mining	0.02%	0.52%	0.54%
Building Products	0.32%	0.19%	0.51%
Personal Care Products	0.12%	0.38%	0.50%
Rail Transportation	0.22%	0.28%	0.50%
Movies & Entertainment	0.42%	0.05%	0.47%
Construction Machinery & Heavy Transportation Equipment	0.26%	0.18%	0.44%
Multi-Utilities	0.27%	0.17%	0.44%
Research & Consulting Services	0.26%	0.17%	0.43%
Multi-Line Insurance	0.07%	0.36%	0.43%
Investment Banking & Brokerage	0.35%	0.07%	0.42%
Hotels, Resorts & Cruise Lines	0.31%	0.11%	0.42%
Home Improvement Retail	0.40%	0.01%	0.41%
Communications Equipment	0.34%	0.06%	0.40%
Food Retail	0.06%	0.33%	0.39%
Wireless Telecommunication Services	0.08%	0.30%	0.38%
Tobacco	0.21%	0.15%	0.36%
Construction & Engineering	0.16%	0.21%	0.37%
Oil & Gas Storage & Transportation	0.17%	0.19%	0.36%
Oil & Gas Refining & Marketing	0.16%	0.19%	0.35%
Electronic Components	0.11%	0.24%	0.35%
Air Freight & Logistics	0.21%	0.14%	0.35%
Steel	0.14%	0.20%	0.34%
Healthcare Services	0.30%	0.04%	0.34%
Industrial Gases	0.22%	0.11%	0.33%
Electronic Equipment & Instruments	0.16%	0.16%	0.32%
Healthcare Supplies	0.12%	0.18%	0.30%
Apparel Retail	0.17%	0.13%	0.30%
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	91

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
Industry	Domestic	Foreign	Total
Interactive Home Entertainment	0.13%	0.17%	0.30%
Consumer Finance	0.24%	0.04%	0.28%
Human Resource & Employment Services	0.21%	0.07%	0.28%
Distillers & Vintners	0.05%	0.22%	0.27%
Casinos & Gaming	0.12%	0.15%	0.27%
Construction Materials	0.13%	0.13%	0.26%
Home Building	0.21%	0.05%	0.26%
Internet Services & Infrastructure	0.17%	0.09%	0.26%
Commodity Chemicals	0.09%	0.16%	0.25%
Retail REITs	0.19%	0.06%	0.25%
Automotive Parts & Equipment	0.13%	0.11%	0.24%
Gold	0.04%	0.20%	0.24%
Insurance Brokers	0.23%	0.00%	0.23%
Oil & Gas Equipment & Services	0.22%	0.01%	0.23%
Industrial REITs	0.16%	0.06%	0.22%
Cable & Satellite	0.20%	0.01%	0.21%
Brewers	0.01%	0.19%	0.20%
Automotive Retail	0.17%	0.02%	0.19%
Consumer Electronics	0.02%	0.17%	0.19%
Diversified Financial Services	0.06%	0.13%	0.19%
Environmental & Facilities Services	0.15%	0.04%	0.19%
Healthcare Facilities	0.13%	0.05%	0.18%
Gas Utilities	0.07%	0.10%	0.17%
Passenger Airlines	0.11%	0.05%	0.16%
Agricultural & Farm Machinery	0.12%	0.05%	0.17%
Footwear	0.15%	0.01%	0.16%
Diversified Capital Markets	0.00%	0.15%	0.15%
Fertilizers & Agricultural Chemicals	0.07%	0.08%	0.15%
Healthcare Distributors	0.12%	0.02%	0.14%
Reinsurance	0.06%	0.08%	0.14%
Advertising	0.08%	0.06%	0.14%
Telecom Tower REITs	0.14%	0.00%	0.14%
Other Specialty Retail	0.11%	0.03%	0.14%
Diversified Support Services	0.10%	0.04%	0.14%
Multi-Family Residential REITs	0.13%	0.00%	0.13%
Diversified Real Estate Activities	0.01%	0.13%	0.14%
Cargo Ground Transportation	0.11%	0.01%	0.12%
Health Care REITs	0.11%	0.00%	0.11%
Electronic Manufacturing Services	0.05%	0.07%	0.12%
Office REITs	0.08%	0.03%	0.11%
Marine Transportation	0.02%	0.09%	0.11%
Diversified Chemicals	0.01%	0.10%	0.11%
Real Estate Operating Companies	0.01%	0.09%	0.10%
Leisure Products	0.06%	0.04%	0.10%
Data Processing & Outsourced Services	0.08%	0.02%	0.10%
Mortgage REITs	0.10%	0.00%	0.10%
Passenger Ground Transportation	0.08%	0.02%	0.10%
Copper	0.05%	0.05%	0.10%
Independent Power Producers & Energy Traders	0.02%	0.07%	0.09%
Heavy Electrical Equipment	0.01%	0.08%	0.09%
Diversified REITs	0.05%	0.05%	0.10%
Real Estate Development	0.00%	0.09%	0.09%
Data Center REITs	0.09%	0.00%	0.09%
Paper & Plastic Packaging Products & Materials	0.07%	0.02%	0.09%
See Notes to Schedule of Investments and Notes to Financial Statements.
92	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
Industry	Domestic	Foreign	Total
Water Utilities	0.06%	0.03%	0.09%
Other Specialized REITs	0.08%	0.00%	0.08%
Agricultural Products & Services	0.07%	0.01%	0.08%
Self Storage REITs	0.08%	0.00%	0.08%
Healthcare Technology	0.07%	0.01%	0.08%
Coal & Consumable Fuels	0.03%	0.05%	0.08%
Real Estate Services	0.06%	0.02%	0.08%
Leisure Facilities	0.03%	0.05%	0.08%
Education Services	0.05%	0.02%	0.07%
Food Distributors	0.06%	0.01%	0.07%
Metal, Glass & Plastic Containers	0.06%	0.01%	0.07%
Tires & Rubber	0.01%	0.06%	0.07%
Renewable Electricity	0.03%	0.04%	0.07%
Hotel & Resort REITs	0.06%	0.00%	0.06%
Technology Distributors	0.06%	0.01%	0.07%
Commercial & Residential Mortgage Finance	0.06%	0.00%	0.06%
Single-Family Residential REITs	0.06%	0.00%	0.06%
Paper Products	0.01%	0.05%	0.06%
Oil & Gas Drilling	0.04%	0.01%	0.05%
Highways & Railtracks	0.00%	0.05%	0.05%
Drug Retail	0.02%	0.03%	0.05%
Distributors	0.05%	0.00%	0.05%
Broadcasting	0.04%	0.01%	0.05%
Airport Services	0.00%	0.05%	0.05%
Aluminum	0.02%	0.02%	0.04%
Timber REITs	0.04%	0.00%	0.04%
Household Appliances	0.02%	0.02%	0.04%
Home Furnishing Retail	0.03%	0.01%	0.04%
Motorcycle Manufacturers	0.00%	0.03%	0.03%
Security & Alarm Services	0.01%	0.02%	0.03%
Alternative Carriers	0.03%	0.00%	0.03%
Specialized Finance	0.00%	0.02%	0.02%
Specialized Consumer Services	0.02%	0.00%	0.02%
Publishing	0.02%	0.00%	0.02%
Computer & Electronics Retail	0.03%	0.00%	0.03%
Home Furnishings	0.02%	0.00%	0.02%
Forest Products	0.01%	0.01%	0.02%
Commercial Printing	0.00%	0.02%	0.02%
Precious Metals & Minerals	0.00%	0.02%	0.02%
Office Services & Supplies	0.02%	0.00%	0.02%
Silver	0.01%	0.01%	0.02%
Marine Ports & Services	0.00%	0.01%	0.01%
Textiles	0.00%	0.00%	0.00%***
Housewares & Specialties	0.00%	0.00%	0.00%***
			80.04%
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	93

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
Sector	Percentage (based on Fair Value)
U.S. Treasuries	8.89%
Agency Mortgage Backed	2.76%
Corporate Notes	2.69%
Sovereign Bonds	0.13%
Municipal Bonds and Notes	0.11%
Non-Agency Collateralized Mortgage Obligations	0.11%
Agency Collateralized Mortgage Obligations	0.06%
Sector	Percentage (based on Fair Value)
Asset Backed	0.04%
14.79%
Short-Term Investments	5.17%
100.00%

***	Less than 0.005%.

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
SPDR Bloomberg High Yield Bond ETF	150,705	$ 13,563,450	$ 70,110,417	$ 28,019,633	$(1,112,559)	$ 323,666	596,168	$ 54,865,341	$1,112,667
SPDR Bloomberg International Treasury Bond ETF	2,402,330	53,884,262	16,668,286	15,968,530	(451,134)	545,184	2,424,748	54,678,068	472,601
SPDR Gold Shares	—	—	22,625,714	2,390,500	56,016	(147,968)	112,993	20,143,262	—
SPDR Portfolio Aggregate Bond ETF	2,657,053	66,771,742	42,956,006	103,748,855	1,748,375	(924,455)	268,144	6,802,813	370,877
SPDR Portfolio Long Term Treasury ETF	1,523,635	44,231,124	30,246,322	48,061,144	(3,328,769)	4,486,008	922,192	27,573,541	430,471
State Street Corp.	3,761	291,741	82,436	41,060	(2,712)	(18,585)	4,261	311,820	5,117
State Street Institutional U.S. Government Money Market Fund - Class G Shares	52,907,231	52,907,231	240,756,015	222,927,744	—	—	70,735,502	70,735,502	1,186,990
TOTAL		$231,649,550	$423,445,196	$421,157,466	$(3,090,783)	$4,263,850		$235,110,347	$3,578,723
See Notes to Schedule of Investments and Notes to Financial Statements.
94	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	Class 1
	6/30/23 (a)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Inception date						7/1/85
Net asset value, beginning of period	$ 13.06	$ 16.06	$ 16.63	$ 15.91	$ 14.06	$ 19.94
Income/(loss) from investment operations:
Net investment income(b)	0.15	0.29	0.40	0.27	0.34	0.40
Net realized and unrealized gains/(losses) on investments	1.03	(2.94)	1.84	0.75	1.88	(1.69)
Total income/(loss) from investment operations	1.18	(2.65)	2.24	1.02	2.22	(1.29)
Contribution from Advisor	—	—	0.00 (c)	—	—	—
Contribution from Affiliate	—	—	0.00 (c)	—	—	—
Less distributions from:
Net investment income	—	(0.13)	(0.39)	(0.30)	(0.37)	(0.45)
Net realized gains	—	(0.22)	(2.42)	—	—	(4.14)
Total distributions	—	(0.35)	(2.81)	(0.30)	(0.37)	(4.59)
Net asset value, end of period	$ 14.24	$ 13.06	$ 16.06	$ 16.63	$ 15.91	$ 14.06
Total Return(d)	9.04%	(16.51)%	13.45% (e)	6.44%	15.81%	(6.34)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$609,047	$588,132	$768,504	$743,820	$764,667	$733,417
Ratios to average net assets:
Net expenses	0.63% (f)	0.64%	0.62%	0.60%	0.61%	0.62%
Gross expenses	0.63% (f)	0.64%	0.62%	0.60%	0.61%	0.62%
Net investment income	2.17% (f)	2.02%	2.22%	1.77%	2.24%	2.01%
Portfolio turnover rate	37% (g)	109% (g)	118% (g)	92% (g)	81%	97%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Rounds to less than $0.005.
(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(e)	The contribution from an Affiliate and the Adviser had no impact on total return.
(f)	Annualized for periods less than one year.
(g)	The portfolio turnover calculated for the six months ended 6/30/2023 and years ended 12/31/22, 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 39%, 127%, 144% and 103%, respectively.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	95

State Street Total Return V.I.S. Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the periods indicated
	Class 3
	6/30/23 (a)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Inception date						5/1/06
Net asset value, beginning of period	$ 13.05	$ 16.00	$ 16.57	$ 15.86	$ 14.01	$ 19.88
Income/(loss) from investment operations:
Net investment income(b)	0.13	0.25	0.35	0.23	0.30	0.35
Net realized and unrealized gains/(losses) on investments	1.03	(2.92)	1.84	0.74	1.88	(1.69)
Total income/(loss) from investment operations	1.16	(2.67)	2.19	0.97	2.18	(1.34)
Contribution from Advisor	—	—	0.00 (c)	—	—	—
Contribution from Affiliate	—	—	0.00 (c)	—	—	—
Less distributions from:
Net investment income	—	(0.06)	(0.34)	(0.26)	(0.33)	(0.39)
Net realized gains	—	(0.22)	(2.42)	—	—	(4.14)
Total distributions	—	(0.28)	(2.76)	(0.26)	(0.33)	(4.53)
Net asset value, end of period	$ 14.21	$ 13.05	$ 16.00	$ 16.57	$ 15.86	$ 14.01
Total Return(d)	8.89%	(16.72)%	13.20% (e)	6.14%	15.57%	(6.61)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$761,678	$748,657	$1,035,137	$1,063,931	$1,156,437	$1,165,809
Ratios to average net assets:
Net expenses	0.88% (f)	0.89%	0.87%	0.85%	0.86%	0.87%
Gross expenses	0.88% (f)	0.89%	0.87%	0.85%	0.86%	0.87%
Net investment income	1.92% (f)	1.77%	1.95%	1.52%	1.99%	1.76%
Portfolio turnover rate	37% (g)	109% (g)	118% (g)	92% (g)	81%	97%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Rounds to less than $0.005.
(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(e)	The contribution from an Affiliate and the Adviser had no impact on total return.
(f)	Annualized for periods less than one year.
(g)	The portfolio turnover calculated for the six months ended 6/30/2023 and years ended 12/31/22, 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 39%, 127%, 144% and 103%, respectively.
The accompanying Notes are an integral part of these financial statements.
96	Financial Highlights

State Street Total Return V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2023 (Unaudited)
Assets
Investments in securities, at fair value (cost $1,091,092,380)	$ 1,133,612,821
Investments in affiliated securities, at fair value (cost $164,103,163)	164,374,845
Short-term affiliated investments, at fair value (cost $70,735,502)	70,735,502
Cash	50,230
Net cash collateral on deposit with broker for future contracts	627,012
Foreign currency (cost $1,804,800)	1,926,234
Receivable for investments sold	756,119
Income receivables	3,104,460
Income receivable from affiliated investments	248,680
Receivable for accumulated variation margin on futures contracts	103,475
Total assets	1,375,539,378
Liabilities
Payable for investments purchased	1,618,530
Payable for fund shares redeemed	441,875
Payable to the Adviser	393,422
Payable for custody, fund accounting and sub-administration fees	393,030
Accrued other expenses	324,602
Distribution and service fees	1,511,948
Accrued foreign capital gains tax	131,180
Total liabilities	4,814,587

Net Assets	$ 1,370,724,791
Net Assets Consist of:
Capital paid in	$ 1,417,040,015
Total distributable earnings (loss)	(46,315,224)
Net Assets	$ 1,370,724,791

Class 1:
Net Assets	$ 609,047,230
Shares outstanding ($0.01 par value, unlimited shares authorized)	42,755,410
Net asset value, offering and redemption price per share	$ 14.24

Class 3:
Net Assets	$ 761,677,561
Shares outstanding ($0.01 par value, unlimited shares authorized)	53,584,372
Net asset value per share	$ 14.21
The accompanying Notes are an integral part of these financial statements.
Statement of Assets and Liabilities	97

State Street Total Return V.I.S. Fund
Statement of Operations — For the period ended June 30, 2023 (Unaudited)
Investment Income
Income
Dividend	$ 12,548,121
Interest	3,641,304
Income from affiliated investments	3,578,723
Less: Foreign taxes withheld	(887,954)
Total income	18,880,194
Expenses
Advisory and administration fees	2,362,262
Distribution and service fees
Class 1	596,587
Class 3	1,694,873
Directors' fees	16,003
Custody, fund accounting and sub-administration fees	375,382
Professional fees	32,390
Registration fees	520
Other expenses	113,226
Total expenses	5,191,243
Net investment income	$ 13,688,951
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ (18,838,032)(a)
Affiliated investments	(3,090,783)
Futures	818,998
Foreign currency transactions	(143,747)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	119,504,747 (b)
Affiliated investments	4,263,850
Futures	353,112
Foreign currency translations	109,804
Net realized and unrealized gain (loss) on investments	102,977,949
Net Increase in Net Assets Resulting from Operations	$ 116,666,900
(a)	Includes $(7,218) of net realized gains from foreign capital tax gain.
(b)	Includes change in deferred foreign capital gains tax amounted to $(39,006).
The accompanying Notes are an integral part of these financial statements.
98	Statement of Operations

State Street Total Return V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2023(a)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 13,688,951	$ 28,023,620
Net realized gain (loss) on investments, futures and foreign currency transactions	(21,253,564)	(97,521,454)
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and foreign currency translations	124,231,513	(221,082,442)
Net increase (decrease) from operations	116,666,900	(290,580,276)
Distributions to shareholders:
Total distributions
Class 1	—	(15,319,576)
Class 3	—	(15,466,507)
Total distributions	—	(30,786,083)
Increase (decrease) in assets from operations and distributions	116,666,900	(321,366,359)
Share transactions:
Proceeds from sale of shares
Class 1	1,450,874	1,961,800
Class 3	5,918,415	14,471,950
Value of distributions reinvested
Class 1	—	15,319,576
Class 3	—	15,466,507
Cost of shares redeemed
Class 1	(32,496,786)	(58,470,940)
Class 3	(57,603,108)	(134,235,003)
Net increase (decrease) from share transactions	(82,730,605)	(145,486,110)
Total increase (decrease) in net assets	33,936,295	(466,852,469)
Net Assets
Beginning of period	1,336,788,496	1,803,640,965
End of period	$ 1,370,724,791	$ 1,336,788,496
Changes in Fund Shares
Class 1
Shares sold	106,501	137,320
Issued for distributions reinvested	—	1,173,015
Shares redeemed	(2,368,584)	(4,136,020)
Net decrease in fund shares	(2,262,083)	(2,825,685)
Class 3
Shares sold	431,174	998,611
Issued for distributions reinvested	—	1,185,173
Shares redeemed	(4,201,200)	(9,515,299)
Net decrease in fund shares	(3,770,026)	(7,331,515)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	99

State Street Total Return V.I.S. Fund
Notes to Financial Statements — June 30, 2023 (Unaudited)
1. Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund (the "Fund"), State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers two share classes of the Fund as investment options for variable life insurance and variable annuity contracts — Class 1 and Class 3. Class 3 shares were first offered on May 1, 2006, and Fund shares outstanding prior to May 1, 2006 were designated as Class 1 shares. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share price and performance. Not all variable contracts offer each class of the Fund’s shares.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
100	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Notes to Financial Statements	101

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2023 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2023, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the period ended June 30, 2023, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased
102	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
4.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2023, the Fund entered into futures contracts for cash equitization.
Notes to Financial Statements	103

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2023 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 103,475	$ —	$ 103,475

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 818,998	$ —	$ 818,998

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$ —	$ —	$ —	$ 353,112	$ —	$ 353,112
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.35%.
Investor Service Plan — Class 1 and Class 3 Shares The Company adopted an Investor Service Plan (the “Service Plan”) on December 9, 2005 for Class 1 shares and on May 1, 2009 for Class 3 shares of the Fund. The Service Plan was not adopted pursuant to Rule 12b-1 under the 1940 Act. Each Service Plan provides that during any fiscal year, the amount of compensation paid under the Service Plan by the Fund Class 1 or Class 3 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Fund attributable to each such share class.
Distribution and Shareholder Service (12b-1) Fees The Company has adopted a Distribution and Service (12b-1) Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of Class 1 and Class 3 shares of the Fund. Under the 12b-1 Plan for Class 1 shares that became effective May 1, 2009, payments made under the Class 1 Investor Service Plan are covered in the event that any portion of compensation paid pursuant to the Class 1 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 1 shares to finance distribution of such shares. Under the 12b-1 Plan for Class 3 shares, the Company, on behalf of the Fund, may have compensated State Street Global Advisors Funds Distributors, LLC (“SSGA FD”), the distributor of the shares of the Fund, for certain sales services provided by SSGA FD or other broker dealers and investor services provided by SSGA FD or other service providers relating to the Fund’s Class 3 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 3 shares as an investment option under such variable contracts. The amount of compensation paid under the 12b-1 Plan for Class 3 shares may not exceed 0.25% of the average daily net assets of the Fund attributable to such
104	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
share class. The 12b-1 Plan continues in effect from year to year for so long as such continuance is approved annually by the Board, including by those Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. In addition, the Class 3 12b-1 Plan covers payments made under the Class 3 Investor Service Plan in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2023 are disclosed in the Schedule of Investments.
6.Directors' Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2023 were as follows:
U.S. Government Securities
Purchases	Sales
$ 60,246,380	$ 125,866,756
Non-U.S. Government Securities
Purchases	Sales
$ 454,013,367	$ 488,988,836
8.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2022, SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Notes to Financial Statements	105

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
As of June 30, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$ 1,387,701,008	$ 115,308,444	$ 134,183,148	$ (18,874,704)
9.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
 The Fund had no outstanding loans as of June 30, 2023.
10.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Interest Rate Risk Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments. The U.S. Federal Reserve has been engaged in an aggressive campaign to raise interest rates in an effort to combat historically high levels of inflation. Interest rate increases may continue. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the
106	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Russian Sanctions Risk Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
11.Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	107

State Street Total Return V.I.S. Fund
Other Information — June 30, 2023 (Unaudited)
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the "Program"). SSGA FM has been designated by the Board to administer the Fund’s Program. The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period December 31, 2021 through December 31, 2022. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Adviser to vote proxies relating to the Fund’s portfolios of securities are available (i) without charge, upon request by calling 1-800-242-0134 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Fund voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Fund's website at www.ssga.com. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
108	Other Information

State Street Total Return V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
DIRECTOR CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT 1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street Total Return V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Directors reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 5, 2023 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2022, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
_________________________________________
1 The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
Other Information	109

State Street Total Return V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of SSGA FM and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
110	Other Information

State Street Total Return V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act.
•	Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023, the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2023, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
Other Information	111

State Street Total Return V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Total Return V.I.S. Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-year period and was below the Benchmark for the 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance, including certain differences between the Fund and the Performance Group.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Total Return V.I.S. Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
112	Other Information

State Street Total Return V.I.S. Fund
Other Information, continued — June 30, 2023 (Unaudited)
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
Other Information	113

[This page intentionally left blank]

[This page intentionally left blank]

Directors
Patrick J. Riley, Chairperson
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Richard D. Shirk
Mark E. Swanson
Officers
Ann M. Carpenter, President and Principal Executive Officer; Deputy Treasurer
Bruce S. Rosenberg, Treasurer and Principal Financial Officer
Chad C. Hallett, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
David Lancaster, Assistant Treasurer
John Bettencourt, Assistant Treasurer
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer, Code of Ethics Compliance Officer
Sean O'Malley, Chief Legal Officer
David Barr, Secretary
E. Gerard Maiorana, Jr., Assistant Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	August 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	August 25, 2023

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	August 25, 2023